UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019—December 31, 2019

Item 1: Reports to Shareholders

Annual Report | December 31, 2019 Vanguard Balanced Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

1

Your Fund’s Performance at a Glance

•  Vanguard Balanced Index Fund, which has about 60% of its assets invested in stocks and about 40% in bonds, returned more than 21% for the 12 months ended December 31, 2019.

•  The fund closely tracked the performance of its target, the Balanced Composite Index.

•  Stocks and bonds recorded their best results in years. While stocks benefited from three reductions of the Federal Reserve’s target for short-term interest rates during the year, safer assets including bonds also attracted investors as U.S.-China trade conflicts fueled global economic growth concerns.

•  The equity portion of the fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, returned more than 30%.

•  The fund’s fixed income portfolio—which provides broad exposure to the U.S. bond market by investing in U.S. Treasury and agency bonds, government mortgage-backed securities, and investment-grade corporate bonds of all maturities—returned more than 8%.

•  Over the past ten years, the fund posted an average annual return of more than 9%, in line with its benchmark average.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,070.85	$0.94
Admiral™ Shares	1,000.00	1,071.53	0.37
Institutional Shares	1,000.00	1,071.57	0.31
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Investor Shares	21.67%	7.93%	9.54%	$24,875
Balanced Composite Index	21.87	8.17	9.84	25,563
Bloomberg Barclays Capital U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486
Spliced Total Stock Market Index	30.84	11.21	13.44	35,295

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

See Financial Highlights for dividend and capital gains information.

5

Balanced Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Admiral Shares	21.79%	8.05%	9.68%	$25,204
Balanced Composite Index	21.87	8.17	9.84	25,563
Bloomberg Barclays Capital U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486
Spliced Total Stock Market Index	30.84	11.21	13.44	35,295

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Balanced Index Fund Institutional Shares	21.79%	8.07%	9.70%	$12,622,301
Balanced Composite Index	21.87	8.17	9.84	12,781,584
Bloomberg Barclays Capital U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	7,242,955
Spliced Total Stock Market Index	30.84	11.21	13.44	17,647,701

6

Balanced Index Fund

Sector Diversification

As of December 31, 2019

Equity Exposure
Basic Materials	2.2%
Consumer Goods	7.9
Consumer Services	13.3
Financials	19.5
Health Care	13.1
Industrials	13.1
Oil & Gas	4.0
Technology	21.8
Telecommunications	1.9
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Fixed Income Exposure
Asset-Backed	2.6%
Finance	8.2
Foreign	4.0
Government Mortgage-Backed	22.5
Industrial	16.1
Treasury/Agency	43.9
Utilities	2.0
Other	0.7

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

7

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
§	Basic Materials †		593,269	1.3%

Consumer Goods
	Procter & Gamble Co.	2,137,069	266,920	0.6%
	Coca-Cola Co.	3,304,409	182,899	0.4%
	PepsiCo Inc.	1,193,929	163,174	0.4%
	Philip Morris International Inc.	1,333,557	113,472	0.2%
§	Consumer Goods—Other †		1,425,937	3.2%
			2,152,402	4.8%
Consumer Services
*	Amazon.com Inc.	361,155	667,357	1.5%
	Walt Disney Co.	1,544,603	223,396	0.5%
	Home Depot Inc.	934,301	204,033	0.5%
	Comcast Corp. Class A	3,889,754	174,922	0.4%
	Walmart Inc.	1,218,691	144,829	0.3%
	McDonald’s Corp.	645,538	127,565	0.3%
*	Netflix Inc.	375,686	121,561	0.3%
	Costco Wholesale Corp.	376,697	110,719	0.2%
§	Consumer Services—Other †		1,837,478	4.0%
			3,611,860	8.0%
Financials
	JPMorgan Chase & Co.	2,550,724	355,571	0.8%
*	Berkshire Hathaway Inc. Class B	1,550,935	351,287	0.8%
	Visa Inc. Class A	1,462,285	274,763	0.6%
	Bank of America Corp.	6,924,449	243,879	0.5%
	Mastercard Inc. Class A	768,238	229,388	0.5%
	Wells Fargo & Co.	3,259,581	175,365	0.4%
	Citigroup Inc.	1,865,966	149,072	0.3%
§	Financials—Other †		3,524,978	7.8%
			5,304,303	11.7%

8

Balanced Index Fund

					Market	Percentage
					Value•	of Net
				Shares	($000)	Assets
Health Care
	Johnson & Johnson			2,256,376	329,138	0.7%
	UnitedHealth Group Inc.			812,068	238,732	0.5%
	Merck & Co. Inc.			2,184,008	198,636	0.4%
	Pfizer Inc.			4,744,549	185,891	0.4%
	Abbott Laboratories			1,515,583	131,644	0.3%
	Medtronic plc			1,148,880	130,340	0.3%
	Bristol-Myers Squibb Co.			2,000,545	128,415	0.3%
	Amgen Inc.			509,992	122,944	0.3%
	AbbVie Inc.			1,268,235	112,290	0.3%
	Thermo Fisher Scientific Inc.			343,786	111,686	0.3%
§	Health Care—Other †				1,855,310	4.1%
					3,545,026	7.9%
Industrials
	Boeing Co.			457,039	148,885	0.3%
	Accenture plc Class A			543,538	114,453	0.3%
	United Technologies Corp.			740,111	110,839	0.2%
§	Industrials—Other †				3,211,463	7.1%
					3,585,640	7.9%
Oil & Gas
	Exxon Mobil Corp.			3,625,967	253,020	0.6%
	Chevron Corp.			1,620,371	195,271	0.4%
§	Oil & Gas—Other †				662,043	1.5%
					1,110,334	2.5%
Technology
	Microsoft Corp.			6,536,357	1,030,784	2.3%
	Apple Inc.			3,426,729	1,006,259	2.2%
*	Facebook Inc. Class A			2,062,296	423,286	0.9%
*	Alphabet Inc. Class C			254,161	339,818	0.8%
*	Alphabet Inc. Class A			252,903	338,736	0.7%
	Intel Corp.			3,726,406	223,025	0.5%
	Cisco Systems Inc.			3,635,499	174,359	0.4%
*	Adobe Inc.			414,434	136,684	0.3%
	NVIDIA Corp.			498,055	117,192	0.3%
*	salesforce.com Inc.			713,793	116,091	0.3%
§	Technology—Other †				2,031,775	4.5%
					5,938,009	13.2%
Telecommunications
	AT&T Inc.			6,259,520	244,622	0.5%
	Verizon Communications Inc.			3,543,472	217,569	0.5%
§	Telecommunications—Other †				58,256	0.1%
					520,447	1.1%

Utilities †					871,550	1.9%
Total Common Stocks (Cost $11,060,773)					27,232,840	60.3%[1]
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	1.625%	11/15/22	158,865	158,914	0.4%
	United States Treasury Note/Bond	1.375%	10/15/22	126,319	125,490	0.3%

9

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	2.500%	1/15/22	112,131	114,111	0.3%
	United States Treasury Note/Bond	2.625%	11/15/20	108,941	109,860	0.2%
	United States Treasury Note/Bond	1.125%–8.500%	2/15/20–11/15/49	6,846,817	7,131,550	15.8%
					7,639,925	17.0%
Agency Bonds and Notes
[2]	Federal Home Loan Mortgage Corp.	1.125%–6.750%	2/16/21–7/15/32	22,211	23,776	0.1%
[2]	Federal National Mortgage Assn.	1.250%–7.250%	2/26/21–7/15/37	71,349	76,776	0.1%
	Agency Bonds and Notes—Other †				85,526	0.2%
					186,078	0.4%
Conventional Mortgage-Backed Securities
[2,3,4]	Fannie Mae Pool	2.000%–9.500%	2/1/20–1/1/50	1,553,859	1,622,039	3.6%
[2,3]	Freddie Mac Gold Pool	2.000%–10.000%	1/1/20–1/1/49	767,733	802,846	1.8%
[3,4]	Ginnie Mae I Pool	3.000%–9.000%	5/15/20–1/1/49	73,460	78,363	0.2%
[3,4]	Ginnie Mae II Pool	2.500%–7.000%	9/20/25–1/1/50	1,097,264	1,143,967	2.5%
[2,3]	UMBS Pool	2.000%–5.000%	6/1/30–1/1/50	314,011	323,496	0.7%
[2,3,4]	UMBS TBA	2.500%	1/1/50	13,175	13,028	0.0%
					3,983,739	8.8%
Nonconventional Mortgage-Backed Securities
[2,3,5]	Fannie Mae Pool, 2M USD LIBOR + 1.290%	4.034%	12/1/41	67	69	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	112	115	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.082%	7/1/36	17	17	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.443%	9/1/43	43	43	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.272%	7/1/43	424	425	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.609%	3.642%	12/1/33	18	19	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	4.748%	2/1/36	29	30	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	58	61	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.752%	3/1/38	6	6	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	15	16	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	4.476%	1/1/37	23	24	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	9	9	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	4	4	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.679%	3.992%	1/1/42	93	96	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.167%	10/1/37	46	47	0.0%

10

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.498%	6/1/42	233	243	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.706%–4.622%	10/1/39–9/1/42	149	156	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	9	9	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.161%	8/1/40	13	14	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.364%	12/1/40	43	45	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.965%	10/1/42	66	69	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	15	15	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	3.956%	9/1/34	21	22	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.734%	3.997%	11/1/39	41	42	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.746%	4.506%	7/1/41	94	100	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.213%	10/1/40	14	15	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.767%	4.648%	6/1/41	18	19	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	4.709%	5/1/42	37	39	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.905%	2/1/41	26	27	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.391%	8/1/42	150	150	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.839%	3/1/42	86	90	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	4.358%	3/1/42	82	88	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.804%	3.943%	12/1/39	31	32	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.773%	11/1/41	63	67	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%–4.810%	11/1/33–12/1/40	82	84	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.978%–4.435%	11/1/41–1/1/42	92	97	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%–4.940%	11/1/40–12/1/41	153	161	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	4.759%	3/1/41	61	64	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.168%	12/1/40	16	17	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	4.310%	9/1/40	63	66	0.0%

11

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	4.902%	2/1/41	25	25	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.825%	3/1/41	41	44	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	3.451%–4.580%	4/1/41–6/1/41	107	110	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.723%	1/1/40	56	59	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.403%	8/1/39	22	23	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.861%	4.745%	5/1/40	12	13	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.406%	11/1/34	37	40	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	38	40	0.0%
[2,3,5]	Fannie Mae Pool, 1Y CMT + 2.155%	4.780%	12/1/37	63	65	0.0%
[2,3,5]	Fannie Mae Pool, 1Y CMT + 2.313%	4.845%	1/1/35	30	32	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.026%	3.206%	4/1/37	27	28	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.476%	2.242%	3/1/43	320	320	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.530%	3.662%	12/1/43	163	173	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.582%	2.743%	6/1/43	196	197	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.638%	4.339%	8/1/39	76	78	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.657%	4.260%	10/1/42	90	91	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.531%	7/1/37	17	19	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.710%	3.371%	9/1/43	187	192	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.723%	4.720%	5/1/42	164	172	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.789%	4.572%	7/1/42	76	81	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.799%	4.620%	2/1/42	313	333	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.157%	8/1/37	33	34	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.851%	4.434%	2/1/42	85	91	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 0.985%	3.235%	10/1/37	4	5	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.564%	4.420%	3/1/37	5	5	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	3.921%	9/1/37	47	48	0.0%

12

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	4.625%	1/1/38	4	4	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.807%–4.515%	12/1/36–11/1/43	180	187	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	22	23	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.767%	2/1/37	17	18	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.738%	1/1/35	4	4	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.865%	12/1/36	15	15	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	4.713%	12/1/40	71	74	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.287%–4.625%	5/1/38–12/1/41	54	57	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.796%	3.871%	12/1/34	17	18	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.833%	4.190%	3/1/42	78	83	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.220%	12/1/35	31	32	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.864%	4.595%	2/1/42	20	21	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.005%–5.005%	5/1/40–6/1/41	138	144	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	4.956%	2/1/42	54	55	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	4.323%	9/1/40	78	82	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.846%–4.705%	6/1/40–11/1/40	42	43	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.825%–5.035%	1/1/41–2/1/41	59	62	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.977%	4.783%	5/1/37	100	103	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.000%	4.750%	7/1/35	7	7	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	5.210%	3/1/38	5	5	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.006%–4.991%	11/1/34–5/1/36	72	76	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 1Y CMT + 2.409%	4.964%	10/1/36	30	31	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	3.982%	1/1/37	57	60	0.0%
[3,5]	Ginnie Mae II Pool,1Y CMT + 1.500%	3.250%–4.125%	7/20/38–12/20/43	2,440	2,522	0.0%

13

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[3,5]	Ginnie Mae II Pool, 1Y CMT + 2.000%	4.375%–4.625%	11/20/40–5/20/41	36	38	0.0%
					8,794	0.0%
Total U.S. Government and Agency Obligations (Cost $11,547,024)					11,818,536	26.2%
Asset-Backed/Commercial Mortgage-Backed Securities
[3]	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.450%	1/12/45	48	48	0.0%
[3]	Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,323	0.0%
[3]	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	910	0.0%
[3]	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	600	0.0%
[3]	Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	699	0.0%
[6]	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				463,643	1.0%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $454,868)					467,223	1.0%
Corporate Bonds
Finance
	Banking
[3]	JPMorgan Chase & Co.	2.295%–6.400%	3/1/21–11/15/48	88,997	97,214	0.2%
[6]	Banking—Other †				938,029	2.1%
	Brokerage †				41,609	0.1%
	Finance Companies †				41,335	0.1%
	Insurance †				208,756	0.4%
	Other Finance †				1,488	0.0%
	Real Estate Investment Trusts †				129,397	0.3%
					1,457,828	3.2%
Industrial
[6]	Basic Industry †				142,783	0.3%
[6]	Capital Goods †				240,596	0.5%
[6]	Communication †				419,426	0.9%
	Consumer Cyclical
	Amazon.com Inc.	2.400%–5.200%	12/5/21–8/22/57	16,759	18,987	0.0%
[6]	Consumer Cyclical—Other †				312,586	0.7%
[6]	Consumer Noncyclical †				761,601	1.7%
[6]	Energy †				426,255	1.0%
	Other Industrial †				18,106	0.0%
	Technology
	Alphabet Inc.	1.998%–3.625%	5/19/21–8/15/26	1,850	1,851	0.0%
	Apple Inc.	1.550%–4.650%	11/13/20–9/11/49	60,100	63,705	0.2%
	Microsoft Corp.	2.000%–4.875%	11/3/20–8/8/56	52,832	57,806	0.1%
[6]	Technology—Other †				277,924	0.6%
[6]	Transportation †				118,617	0.3%
					2,860,243	6.3%
Utilities
	Electric †				313,676	0.7%
	Natural Gas †				26,242	0.1%
	Other Utility †				7,154	0.0%
					347,072	0.8%
Total Corporate Bonds (Cost $4,362,225)					4,665,143	10.3%

14

Balanced Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
[6] Sovereign Bonds (Cost $686,438) †			717,370	1.6%
Taxable Municipal Bonds (Cost $103,685) †			119,214	0.3%
Preferred Stocks (Cost $1) †			1	0.0%
Temporary Cash Investments
7 U.S. Government and Agency Obligations †			4,691	0.0%

	Coupon	Shares
Money Market Fund
[8,9] Vanguard Market Liquidity Fund	1.816%	4,760,656	476,113	1.1%
Total Temporary Cash Investments (Cost $480,782)			480,804	1.1%[1]
[10] Total Investments (Cost $28,695,796)			45,501,131	100.8%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,993
Receivables for Investment Securities Sold			48,986
Receivables for Accrued Income			134,815
Receivables for Capital Shares Issued			53,645
Variation Margin Receivable—Futures Contracts			41
Other Assets			628
Total Other Assets			240,108	0.5%
Liabilities
Payables for Investment Securities Purchased			(485,527)
Collateral for Securities on Loan			(60,076)
Payables for Capital Shares Redeemed			(59,866)
Payables to Vanguard			(10,424)
Other Liabilities			(1,049)
Total Liabilities			(616,942)	(1.3%	)
Net Assets			45,124,297	100.0%

15

Balanced Index Fund

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	28,242,075
Total Distributable Earnings (Loss)	16,882,222
Net Assets	45,124,297

Investor Shares—Net Assets
Applicable to 10,093,334 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	395,974
Net Asset Value Per Share—Investor Shares	$39.23

Admiral Shares—Net Assets
Applicable to 856,013,812 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,585,070
Net Asset Value Per Share—Admiral Shares	$39.23

Institutional Shares—Net Assets
Applicable to 283,970,949 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,143,253
Net Asset Value Per Share—Institutional Shares	$39.24

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.4% and 1.0%, respectively, of net assets.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2019.
5	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $148,063,000, representing 0.3% of net assets.
7	Securities with a value of $1,397,000 have been segregated as initial margin for open futures contracts.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9	Collateral of $60,076,000 was received for securities on loan.
10	The total value of securities on loan is $56,541,000.
CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
TBA—To Be Announced.
UMBS—Uniform Mortgage-Backed Securities.

16

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	282		23,555	368
E-mini S&P Mid-Cap 400 Index	March 2020	52		10,737	187
					555

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	471,845
Interest[1]	470,854
Securities Lending—Net	3,989
Total Income	946,688
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,471
Management and Administrative—Investor Shares	2,987
Management and Administrative—Admiral Shares	15,905
Management and Administrative—Institutional Shares	4,966
Marketing and Distribution—Investor Shares	185
Marketing and Distribution—Admiral Shares	1,597
Marketing and Distribution—Institutional Shares	282
Custodian Fees	297
Auditing Fees	21
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Admiral Shares	202
Shareholders’ Reports—Institutional Shares	52
Trustees’ Fees and Expenses	23
Total Expenses	30,003
Net Investment Income	916,685
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	782,808
Futures Contracts	22,859
Realized Net Gain (Loss)	805,667
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	6,275,215
Futures Contracts	6,061
Change in Unrealized Appreciation (Depreciation)	6,281,276
Net Increase (Decrease) in Net Assets Resulting from Operations	8,003,628

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,059,000, ($23,000), and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $591,401,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	916,685	853,584
Realized Net Gain (Loss)	805,667	259,748
Change in Unrealized Appreciation (Depreciation)	6,281,276	(2,212,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,003,628	(1,098,885)
Distributions
Net Investment Income
Investor Shares	(35,881)	(68,482)
Admiral Shares	(662,240)	(537,134)
Institutional Shares	(236,971)	(222,294)
Realized Capital Gain
Investor Shares	(658)	—
Admiral Shares	(55,728)	—
Institutional Shares	(18,498)	—
Total Distributions	(1,009,976)	(827,910)
Capital Share Transactions
Investor Shares	(3,029,367)	(301,570)
Admiral Shares	4,865,964	1,636,823
Institutional Shares	(174,824)	(44,308)
Net Increase (Decrease) from Capital Share Transactions	1,661,773	1,290,945
Total Increase (Decrease)	8,655,425	(635,850)
Net Assets
Beginning of Period	36,468,872	37,104,722
End of Period	45,124,297	36,468,872

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$32.99	$34.72	$31.11	$29.22	$29.68
Investment Operations
Net Investment Income	.755[1]	.748[1]	.647[1]	.613	.570
Net Realized and Unrealized Gain (Loss) on Investments	6.345	(1.753)	3.600	1.889	(.459)
Total from Investment Operations	7.100	(1.005)	4.247	2.502	.111
Distributions
Dividends from Net Investment Income	(.794)	(.725)	(.637)	(.612)	(.571)
Distributions from Realized Capital Gains	(.066)	—	—	—	—
Total Distributions	(.860)	(.725)	(.637)	(.612)	(.571)
Net Asset Value, End of Period	$39.23	$32.99	$34.72	$31.11	$29.22

Total Return[2]	21.67%	-2.97%	13.75%	8.63%	0.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$396	$3,014	$3,474	$3,343	$3,090
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.19%	0.19%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.15%	1.97%	2.06%	1.92%
Portfolio Turnover Rate[3]	37%[4]	44%[4]	37%[4]	44%[4]	61%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 6%, 10%, 11%, 12%, and 24%, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$32.99	$34.72	$31.11	$29.22	$29.68
Investment Operations
Net Investment Income	.817[1]	.791[1]	.689[1]	.649	.612
Net Realized and Unrealized Gain (Loss) on Investments	6.319	(1.757)	3.599	1.890	(.460)
Total from Investment Operations	7.136	(.966)	4.288	2.539	.152
Distributions
Dividends from Net Investment Income	(.830)	(.764)	(.678)	(.649)	(.612)
Distributions from Realized Capital Gains	(.066)	—	—	—	—
Total Distributions	(.896)	(.764)	(.678)	(.649)	(.612)
Net Asset Value, End of Period	$39.23	$32.99	$34.72	$31.11	$29.22

Total Return[2]	21.79%	-2.86%	13.89%	8.77%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,585	$23,913	$23,556	$18,695	$15,726
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.26%	2.09%	2.18%	2.06%
Portfolio Turnover Rate[3]	37%[4]	44%[4]	37%[4]	44%[4]	61%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 6%, 10%, 11%, 12%, and 24%, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$33.00	$34.72	$31.12	$29.22	$29.68
Investment Operations
Net Investment Income	.820[1]	.793[1]	.691[1]	.653	.615
Net Realized and Unrealized Gain (Loss) on Investments	6.320	(1.745)	3.588	1.899	(.460)
Total from Investment Operations	7.140	(.952)	4.279	2.552	.155
Distributions
Dividends from Net Investment Income	(.834)	(.768)	(.679)	(.652)	(.615)
Distributions from Realized Capital Gains	(.066)	—	—	—	—
Total Distributions	(.900)	(.768)	(.679)	(.652)	(.615)
Net Asset Value, End of Period	$39.24	$33.00	$34.72	$31.12	$29.22

Total Return	21.79%	-2.82%	13.86%	8.81%	0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,143	$9,543	$10,075	$8,495	$7,452
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.27%	2.10%	2.19%	2.07%
Portfolio Turnover Rate[2]	37%[3]	44%[3]	37%[3]	44%[3]	61%

1	Calculated based on average shares outstanding.
2	Includes 6%, 10%, 11%, 12%, and 24%, attributable to mortgage-dollar-roll activity.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.       The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

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Balanced Index Fund

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

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Balanced Index Fund

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

25

Balanced Index Fund

B.       In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,993,000, representing less than 0.01% of the fund’s net assets and 0.80% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.       Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	27,232,697	—	143
Preferred Stocks	1	—	—
U.S. Government and Agency Obligations	—	11,818,536	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	467,223	—
Corporate Bonds	—	4,665,143	—
Sovereign Bonds	—	717,370	—
Taxable Municipal Bonds	—	119,214	—
Temporary Cash Investments	476,113	4,691	—
Futures Contracts—Assets[1]	41	—	—
Total	27,708,852	17,792,177	143

1 Represents variation margin on the last day of the reporting period.

26

Balanced Index Fund

D.       Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	609,675
Total Distributable Earnings (Loss)	(609,675)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	25,115
Undistributed Long-Term Gains	61,744
Capital Loss Carryforwards*	—
Net Unrealized Gains (Losses)	16,804,423

* The fund used capital loss carryforwards of $48,670,000 to offset taxable capital gains realized during the year ended December 31, 2019.

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	28,696,708
Gross Unrealized Appreciation	17,106,117
Gross Unrealized Depreciation	(301,694)
Net Unrealized Appreciation (Depreciation)	16,804,423

E.       During the year ended December 31, 2019, the fund purchased $8,605,928,000 of investment securities and sold $8,977,998,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $9,397,368,000 and $7,210,118,000, respectively. Total purchases and sales include $0 and $893,349,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

Balanced Index Fund

F.       Capital share transactions for each class of shares were:

			Year Ended December 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	742,234	19,859	704,768	20,078
Issued in Lieu of Cash Distributions	34,706	953	64,418	1,871
Redeemed[1]	(3,806,307)	(102,062)	(1,070,756)	(30,660)
Net Increase (Decrease)—Investor Shares	(3,029,367)	(81,250)	(301,570)	(8,711)
Admiral Shares
Issued[1]	8,720,739	235,995	5,680,871	162,397
Issued in Lieu of Cash Distributions	657,601	17,550	493,351	14,338
Redeemed	(4,512,376)	(122,359)	(4,537,399)	(130,393)
Net Increase (Decrease)—Admiral Shares	4,865,964	131,186	1,636,823	46,342
Institutional Shares
Issued	1,724,983	46,811	1,341,329	38,571
Issued in Lieu of Cash Distributions	250,446	6,700	217,850	6,329
Redeemed	(2,150,253)	(58,738)	(1,603,487)	(45,858)
Net Increase (Decrease)—Institutional Shares	(174,824)	(5,227)	(44,308)	(958)

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 76,541,000 and 76,545,000 shares, respectively, in the amount of $2,858,791,000 from the conversion during the year ended December 31, 2019.

G.       Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets–investments summary of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 18, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

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Special 2019 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, 45.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund distributed $448,657,000 of qualified dividend income to shareholders during the fiscal year.

The fund distributed $28,894,000 of qualified business income to shareholders during the fiscal year.

The fund distributed $91,270,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

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BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Balanced Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Balanced Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Balanced Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Balanced Index Fund or the owners of the Balanced Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Balanced Index Fund. Investors acquire the Balanced Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Balanced Index Fund. The Balanced Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Balanced Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Balanced Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Balanced Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Balanced Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Balanced Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Balanced Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Balanced Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE BALANCED INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

31

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Balanced Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of Vanguard Balanced Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Balanced Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed, and calculated without regard to Vanguard or Vanguard Balanced Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Balanced Index Fund into consideration in determining, composing, or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Balanced Index Fund or the timing of the issuance or sale of Vanguard Balanced Index Fund or in the determination or calculation of the equation by which Vanguard Balanced Index Fund is to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Balanced Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD BALANCED INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022020

Annual Report | December 31, 2019 Vanguard Managed Payout Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	6
Performance Summary	8
Consolidated Financial Statements	10

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

1

Your Fund’s Performance at a Glance

•   For the fiscal year ended December 31, 2019, Vanguard Managed Payout Fund returned 15.64%, less than its composite benchmark index but ahead of its long-term target of 4% plus inflation.

•   The fund’s strong absolute returns were driven by the surprising strength of equity and bond markets. U.S. stocks returned more than 30%, and stocks outside the United States returned more than 20%. Global bonds returned nearly 7% for the 12 months.

•  The fund added exposure to Vanguard Commodity Strategy Fund and Vanguard Ultra- Short-Term Bond Fund during the year. It now invests in 11 underlying Vanguard funds.

•  Overweight positions in value stocks, which underperformed their growth peers, and stocks outside the United States, which lagged their U.S. counterparts, contributed to the fund’s underperformance. Exposure to Vanguard Market Neutral Fund, which posted negative returns, also hurt relative results.

•  Please note that after the period ended, Vanguard announced that, expected sometime in the second quarter of 2020, the fund will remove its monthly payout feature. As a result, the fund will also change its name, investment objective, principal investment strategies, distribution schedules, and any other sections of the fund’s registration statement as appropriate. Once these changes are effective, the fund will be renamed Vanguard Managed Allocation Fund and will seek to deliver a targeted inflation-adjusted return through long-term capital appreciation and moderate income.

Market Barometer

	Average Annual Total Returns Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

2

Advisor’s Report

For the year ended December 31, 2019, Vanguard Managed Payout Fund returned 15.64%, behind its composite benchmark but ahead of its long-term target of 4% plus inflation.

Stocks in the United States surged in 2019, outperforming their international counterparts. The Standard & Poor’s 500 Index returned 31.49%, while the FTSE Global All-Cap ex US Index returned 21.80%. Accommodative monetary policy by the U.S. Federal Reserve and an easing of geopolitical tensions near the end of the year drove the strong results. Reported corporate earnings changed little year-over-year, but investors nonetheless bid up stock valuations.

The year began with concerns about moderating economic growth, tightening fiscal policy, and geopolitical tensions. However, the market quickly pivoted and produced strong first-quarter results on more supportive Fed rhetoric and the perception of easing tensions between the U.S. and China. Concerns about corporate earnings and geopolitical risks grew mid-year. But the combination of stabilizing economic data, accommodative central banks, and an agreement on a U.S.-China “phase one” trade deal boosted equities at the end of the year.

The Fed reversed course from the previous year. After raising interest rates 25 basis points (0.25 percentage point) in December 2018, the Fed cut them three times, by a total of 75 basis points, in 2019. The U.S.-China trade deal provided additional certainty and helped produce a more supportive environment.

The broad fixed income markets generated positive returns, primarily because of stronger-than-expected growth, tame inflation, and continued central bank monetary support. Against this backdrop, U.S. Treasury yields fell. The Bloomberg Barclays U.S. Aggregate Float Adjusted Index, a measure of the broad market of taxable U.S. investment-grade bonds, returned 8.87% for the year.

Sovereign yields also declined in most markets following the injection of monetary stimulus by the Fed and the European Central Bank. Investment-grade bonds issued outside of the U.S., as measured by the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged, returned 8.06%.

Investment objective

The idea for the Managed Payout Fund originated with the success of the endowment and foundation investing model in the United States, dating to the 1970s. Many endowment pools seek to operate in perpetuity while preserving capital and regularly spending a certain percentage of assets. This is similar to what many investors, particularly in retirement, try to achieve. Broad asset-class diversification, a disciplined spending policy, and a focus on long-term performance have helped make endowments successful.

3

The Managed Payout Fund also has a dual objective. In any given year, we try to outperform the benchmark on a risk-adjusted basis, and in the long run we seek to provide a return that at least equals spending plus inflation. (If we spend 4% and inflation is 2%, the fund’s objective is to produce a return of 6% or more.) Meeting this objective is critical for making periodic distributions and preserving capital.

We believe that markets are generally efficient in the long term, but short-term inefficiencies should allow our prudent, fundamentally driven strategy to achieve superior risk-adjusted results by concentrating on systematic opportunities within and between asset classes and by managing investment risks.

To evaluate our success, we need an appropriate benchmark, so the fund’s strategic asset allocation benchmark considers the objective of making stable distributions to shareholders. We use this as a guide when making tactical decisions about specific investment vehicle allocations.

The fund’s benchmark consists of three asset classes: equities, fixed income, and commodities. As of December 31, 2019, the fund’s allocation was approximately 53% equities, 22% fixed income, 8% commodities, and 17% liquid alternatives. The fund currently invests in 11 underlying Vanguard funds. From time to time, we adjust our investment allocations, depending on market conditions.

Successes and challenges

Strong absolute returns were driven by the surprising strength of equity and bond markets. However, the fund’s overweight positions in value stocks and stocks outside the United States contributed to its underperformance. Exposure to the Market Neutral Fund, which posted negative returns, also hurt relative results, as did commodities, which posted solid results but trailed equities.

In June, the fund added a 5% allocation to ultra-short-term bonds, with the intention of lowering total risk, and reduced its exposure to equities and other parts of the fixed income market. This shift helped lower risk in the portfolio but held back relative returns.

The fund's positioning

As we continue to move into the latter stages of the economic expansion, we are positioning the portfolio to reduce risk and for long-term protection. As noted, we have added exposure to ultra-short-term bonds. Within the U.S. equity markets, we continue to tilt our exposure toward large- capitalization value stocks. We also plan to keep a portion of our equity allocation in the Global Minimum Volatility Fund.

We continue to overweight commodities to increase diversification and protect against inflation surprises. Although inflation shocks are unpredictable, we believe there is an increasing probability of higher-than-expected inflation driven by strong economic growth, tighter labor markets in the United States, and growing protectionism.

4

We do not anticipate robust fixed income returns to continue, so we remain committed to Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund, which provide access to returns that are uncorrelated to returns of other asset classes.

Valuations seem stretched in virtually all asset classes. Investors should not expect the double-digit returns they have seen in recent years. However, the fund’s portfolio is positioned for the long term, and we believe our approach will produce strong results over an extended time horizon.

We continue to monitor conditions and position the portfolio within our risk-controlled framework.

Thank you for entrusting us with your investments.

Portfolio Managers:

John Ameriks, Principal

Anatoly Shtekhman, CFA

Vanguard Quantitative Equity Group

January 24, 2020

5

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

6

Six Months Ended December 31, 2019
Managed Payout Fund	Beginning Account Value 6/30/2019	Ending Account Value 12/31/2019	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,055.17	$1.61
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.64	1.58

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Managed Payout Fund invests. The Managed Payout Fund’s annualized expense figure for the period is 0.31%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

7

Managed Payout Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $25,000
	Year	Years	Years	Investment
Managed Payout Fund	15.64%	5.70%	7.48%	$51,441
Managed Payout Composite Index	19.51	6.53	7.31	50,606
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	88,128

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

Managed Payout Composite Index: Weighted 36% CRSP US Total Market Index, 24.5% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, 10.5% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index as of May 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 28% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014) through April 30, 2015; and 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% Bloomberg Barclays U.S. Aggregate Float Adjusted Index (Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009), 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009) through January 31, 2014. International stock benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

8

Managed Payout Fund

Underlying Vanguard Funds

As of December 31, 2019

Vanguard Total International Stock Index Fund Investor Shares	24.2%
Vanguard Alternative Strategies Fund	12.4
Vanguard Total Bond Market II Index Fund Investor Shares	11.3
Vanguard Total Stock Market Index Fund Investor Shares	11.2
Vanguard Commodity Strategy Fund	7.6
Vanguard Global Minimum Volatility Fund Investor Shares	7.5
Vanguard Total International Bond Index Fund Investor Shares	5.9
Vanguard Emerging Markets Stock Index Fund Investor Shares	5.1
Vanguard Value Index Fund Investor Shares	5.1
Vanguard Ultra-Short-Term Bond Fund Investor Shares	4.9
Vanguard Market Neutral Fund Investor Shares	4.8

9

Managed Payout Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (16.3%)
Vanguard Total Stock Market Index Fund Investor Shares	2,618,221	208,568
Vanguard Value Index Fund Investor Shares	2,041,968	95,523
		304,091
Global Stock Fund (7.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	9,611,390	139,654

International Stock Funds (29.3%)
Vanguard Total International Stock Index Fund Investor Shares	25,294,036	451,751
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,408,020	95,902
		547,653
U.S. Bond Funds (16.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	19,313,961	212,647
Vanguard Ultra-Short-Term Bond Fund Investor Shares	9,097,176	91,244
		303,891
International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Investor Shares	9,733,931	110,091

Alternative Funds (24.8%)
Vanguard Alternative Strategies Fund	11,004,990	231,325
Vanguard Commodity Strategy Fund	5,538,658	141,734
Vanguard Market Neutral Fund Investor Shares	8,830,674	89,985
		463,044
Total Investment Companies (Cost $1,548,572)		1,868,424
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.816% (Cost $—)	4	—
Total Investments (100.0%) (Cost $1,548,572)		1,868,424
Other Assets and Liabilities (0.0%)
Other Assets		3,463
Liabilities		(2,874)
		589
Net Assets (100%)
Applicable to 109,930,593 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		1,869,013
Net Asset Value Per Share		$17.00

10

Managed Payout Fund

Amount
($000)
Consolidated Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	1,868,424
Receivables for Investment Securities Sold	893
Receivables for Accrued Income	465
Receivables for Capital Shares Issued	2,105
Total Assets	1,871,887
Liabilities
Payables for Investment Securities Purchased	465
Payables for Capital Shares Redeemed	1,668
Other Liabilities	741
Total Liabilities	2,874
Net Assets	1,869,013

At December 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,549,161
Total Distributable Earnings (Loss)	319,852
Net Assets	1,869,013

•	See Note A in Notes to Consolidated Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Managed Payout Fund

Consolidated Statement of Operations

Year Ended December 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	45,024
Interest—Unaffiliated Issuers	1,576
Total Income	46,600
Expenses—Note B
Management and Administrative	264
Trustees’ Fees and Expenses	7
Custodian Fees	4
Total Expenses	275
Net Investment Income	46,325
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	11,543
Investment Securities Sold—Unaffiliated Issuers	26
Investment Securities Sold—Affiliated Funds	33,530
Swap Contracts	5,110
Realized Net Gain (Loss)	50,209
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(9)
Investment Securities—Affiliated Funds	165,975
Change in Unrealized Appreciation (Depreciation)	165,966
Net Increase (Decrease) in Net Assets Resulting from Operations	262,500

See accompanying Notes, which are an integral part of the Financial Statements.

12

Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2019 ($000)	2018 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,325	42,462
Realized Net Gain (Loss)	50,209	85,788
Change in Unrealized Appreciation (Depreciation)	165,966	(237,818)
Net Increase (Decrease) in Net Assets Resulting from Operations	262,500	(109,568)
Distributions
Net Investment Income	(57,519)	(42,378)
Realized Capital Gain[1]	(37,953)	(101,486)
Return of Capital	(22,064)	(102,426)
Total Distributions	(117,536)	(246,290)
Capital Share Transactions
Issued	249,779	331,833
Issued in Lieu of Cash Distributions	73,347	201,076
Redeemed	(359,128)	(506,121)
Net Increase (Decrease) from Capital Share Transactions	(36,002)	26,788
Total Increase (Decrease)	108,962	(329,070)
Net Assets
Beginning of Period	1,760,051	2,089,121
End of Period	1,869,013	1,760,051

1	Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $2,310,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Managed Payout Fund

Consolidated Financial Highlights

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.68	$19.11	$17.54	$17.33	$18.90
Investment Operations
Net Investment Income	.431[1]	.395[1]	.358[1]	.324	.309
Capital Gain Distributions Received	.107[1]	.056[1]	.011[1]	.072	.041
Net Realized and Unrealized Gain (Loss) on Investments	1.877	(1.502)	1.919	.881	(.464)
Total from Investment Operations	2.415	(1.051)	2.288	1.277	(.114)
Distributions
Dividends from Net Investment Income	(.535)	(.394)	(.394)	(.480)	(.313)
Distributions from Realized Capital Gains[2]	(.354)	(.996)	(.024)	(.266)	(.319)
Return of Capital	(.206)	(.989)	(.300)	(.321)	(.824)
Total Distributions	(1.095)	(2.379)	(.718)	(1.067)	(1.456)
Net Asset Value, End of Period	$17.00	$15.68	$19.11	$17.54	$17.33

Total Return	15.64%	-5.67%	13.29%	7.55%	-0.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,869	$1,760	$2,089	$1,698	$1,585
Ratio of Total Expenses to Average Net Assets	0.02%[3]	0.03%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses	0.30%	0.29%	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.57%	2.11%	1.95%	1.80%	1.64%
Portfolio Turnover Rate	19%	17%	8%	19%	29%

1	Calculated based on average shares outstanding.
2	Includes $.354, $.975, $.009, $.237, and $.319 from long-term capital gains and $0, $.021, $.015, $.029, and $0 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
3	The fund no longer held the subsidiary as of June 27, 2019. See the Notes to Consolidated Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include activity associated with Vanguard MPF Portfolio (“the subsidiary”), which commenced operations on February 23, 2015; the subsidiary was no longer held by the fund as of June 27, 2019, and ceased operations on September 20, 2019. The subsidiary was wholly owned by the fund and was a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which was organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary were subject to the same risks that apply to similar investments if held directly by the fund. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

Beginning on June 25, 2019, the fund gained exposure to the commodities markets by investing in the Vanguard Commodity Strategy Fund.

A.    The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.    Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.    Swap Contracts: The fund gained exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary received the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also paid a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invested an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

15

Managed Payout Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk was the unrealized appreciation on the swap contract. The subsidiary mitigated its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the subsidiary could not be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary could have terminated any swap contracts with that counterparty, determined the net amount owed by either party in accordance with its master netting arrangements, and sold or retained any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contained provisions whereby a counterparty could terminate open contracts if the subsidiary’s net assets declined below a certain level, triggering a payment by the subsidiary if the subsidiary was in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary had pledged. The value of collateral received or pledged was compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, was adjusted and settled within two business days.

During the year ended December 31, 2019, the subsidiary’s average amount of investment in total return swaps represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.

The fund had no open swap positions at December 31, 2019.

3.    Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary was classified as a foreign corporation for U.S. tax purposes, and because it did not carry on a U.S. trade or business, was generally not subject to U.S. federal income tax. The subsidiary also complied with the Foreign Account Tax Compliance Act (“FATCA”) and thus was not subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary was not subject to Cayman Islands income tax. The subsidiary was not required to distribute any earnings and profits to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4.    Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2019, the fund made monthly distributions of $.0544 per share, and also distributed $.4418 per share to shareholders of record on December 26, 2019. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character. Effective January 1, 2020, the monthly distribution rate is $.0543 per share.

16

Managed Payout Fund

5.    Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

6.    Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.    In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended December 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Under a separate agreement, Vanguard provided corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary paid an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invested are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C.    Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

17

Managed Payout Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Consolidated Statement of Net Assets.

At December 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.    Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for operations of the subsidiary and reclassification of short-term capital gain distributions received from Affiliated Funds were reclassified between the individual components of total distributable earnings (loss).

Amount ($000)
Paid-in Capital	—
Total Distributable Earnings (Loss)	—

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	319,852

As of December 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	1,548,572
Gross Unrealized Appreciation	320,559
Gross Unrealized Depreciation	(707)
Net Unrealized Appreciation (Depreciation)	319,852

18

Managed Payout Fund

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds	Realized				Dec. 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative Strategies Fund	216,656	22,370	14,897	748	6,448	3,969	9,108	231,325
Vanguard Commodity Strategy Fund	—	138,399	—	—	3,335	852	—	141,734
Vanguard Emerging Markets Stock Index Fund	89,887	3,854	11,940	(63)	14,164	2,915	—	95,902
Vanguard Global Minimum Volatility Fund	132,417	6,081	20,641	3,932	17,865	3,645	2,435	139,654
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	4	—	—
Vanguard Market Neutral Fund	89,155	12,231	—	—	(11,401)	2,751	—	89,985
Vanguard Total Bond Market II Index Fund	243,376	46,464	90,232	884	12,155	6,267	—	212,647
Vanguard Total International Bond Index Fund	108,727	6,085	9,248	299	4,228	3,585	—	110,091
Vanguard Total International Stock Index Fund	442,717	30,804	95,735	(5,728)	79,693	13,617	—	451,751
Vanguard Total Stock Market Index Fund	221,407	11,922	79,284	31,698	22,825	3,766	—	208,568
Vanguard Ultra-Short-Term Bond Fund	—	94,561	3,312	—	(5)	1,319	—	91,244
Vanguard Value Index Fund	84,756	2,334	9,995	1,760	16,668	2,334	—	95,523
Total	1,629,098	375,105	335,284	33,530	165,975	45,024	11,543	1,868,424

1	Not applicable—purchases and sales are for temporary cash investment purposes.

19

Managed Payout Fund

F. Capital shares issued and redeemed were:

	Year Ended December 31,
	2019	2018
	Shares	Shares
	(000)	(000)
Issued	14,947	17,641
Issued in Lieu of Cash Distributions	4,332	12,527
Redeemed	(21,591)	(27,238)
Net Increase (Decrease) in Shares Outstanding	(2,312)	2,930

G. In February 2020, the board of trustees approved the removal of the fund’s monthly payout feature. Additionally, the board approved changes to the fund’s investment objective, principal investment strategies, and distribution policy. Once these changes are effective, which is expected sometime in the second quarter of 2020, the fund will be renamed Vanguard Managed Allocation Fund.

Management has determined that, other than the aforementioned monthly per share distribution rate for 2020 and the above-referenced changes recently approved by the board of trustees, no other events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Managed Payout Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of net assets and consolidated statement of assets and liabilities of Vanguard Managed Payout Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the “Fund”) as of December 31, 2019, the related consolidated statement of operations for the year ended December 31, 2019, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

21

Special 2019 tax information (unaudited) for Vanguard Managed Payout Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $37,953,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

The fund distributed $21,828,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 14.2% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

22

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Aggregate Float Adjusted Index and Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Managed Payout Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Managed Payout Fund. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Managed Payout Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect to the Indices is the licensing of the Indices, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Managed Payout Fund or the owners of the Managed Payout Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Managed Payout Fund. Investors acquire the Managed Payout Fund from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Managed Payout Fund. The Managed Payout Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Managed Payout Fund or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Managed Payout Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Managed Payout Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Managed Payout Fund or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Managed Payout Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Managed Payout Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Managed Payout Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MANAGED PAYOUT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

23

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

CFA® is a registered trademark owned by CFA Institute.

© 2020 The Vanguard Group, Inc. All rights reserved.
U.S. Patent Nos. 8,180,695; 8,185,464; and 8,571,963. Vanguard Marketing Corporation, Distributor.

Q14970 022020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2019: $21,000

Fiscal Year Ended December 31, 2018: $22,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2019: $9,568,215

Fiscal Year Ended December 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2019: $3,012,031

Fiscal Year Ended December 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2019: $357,238

Fiscal Year Ended December 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2019: $0

Fiscal Year Ended December 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)      Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2019: $357,238
Fiscal Year Ended December 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
Common Stocks (60.3%)[1]
Basic Materials (1.3%)
	Linde plc	460,075	97,950
	Air Products & Chemicals Inc.	188,978	44,408
	Ecolab Inc.	222,125	42,868
	DuPont de Nemours Inc.	635,447	40,796
	Dow Inc.	637,614	34,897
	Newmont Goldcorp Corp.	700,895	30,454
	PPG Industries Inc.	202,106	26,979
	LyondellBasell Industries NV Class A	214,173	20,235
	Freeport-McMoRan Inc.	1,183,497	15,527
	International Paper Co.	336,348	15,489
	Nucor Corp.	258,529	14,550
	Celanese Corp. Class A	103,343	12,724
	International Flavors & Fragrances Inc.	91,931	11,861
	FMC Corp.	111,261	11,106
	Avery Dennison Corp.	71,607	9,368
	CF Industries Holdings Inc.	186,995	8,927
	RPM International Inc.	110,894	8,512
	Eastman Chemical Co.	103,720	8,221
	Royal Gold Inc.	56,538	6,912
	Albemarle Corp.	91,098	6,654
	Reliance Steel & Aluminum Co.	54,045	6,472
	Mosaic Co.	292,460	6,329
	Steel Dynamics Inc.	175,398	5,970
*	Axalta Coating Systems Ltd.	179,746	5,464
	Huntsman Corp.	178,865	4,321
	WR Grace & Co.	56,948	3,978
	Ashland Global Holdings Inc.	51,705	3,957
	NewMarket Corp.	8,118	3,950
	Scotts Miracle-Gro Co.	33,707	3,579
*	Univar Solutions Inc.	145,968	3,538
*	Alcoa Corp.	159,094	3,422
*	Ingevity Corp.	36,739	3,210
	Balchem Corp.	27,823	2,828
	Chemours Co.	142,609	2,580
	PolyOne Corp.	67,308	2,476
	Sensient Technologies Corp.	36,808	2,433
	Olin Corp.	139,846	2,412
	Westlake Chemical Corp.	33,953	2,382
	Commercial Metals Co.	105,943	2,359
	HB Fuller Co.	42,553	2,194
	Cabot Corp.	46,071	2,189
	Innospec Inc.	20,746	2,146
	Carpenter Technology Corp.	42,039	2,093
*	Element Solutions Inc.	177,891	2,078
^	Cleveland-Cliffs Inc.	235,912	1,982
	Domtar Corp.	50,165	1,918
	Stepan Co.	18,011	1,845
	Quaker Chemical Corp.	11,123	1,830
	Compass Minerals International Inc.	29,591	1,804
	Minerals Technologies Inc.	30,203	1,741
	United States Steel Corp.	148,543	1,695
*	Coeur Mining Inc.	199,309	1,610
	Kaiser Aluminum Corp.	12,918	1,432
	Hecla Mining Co.	404,502	1,371
	Worthington Industries Inc.	29,467	1,243
	Schweitzer-Mauduit International Inc.	27,477	1,154
*	GCP Applied Technologies Inc.	49,406	1,122
	Materion Corp.	17,527	1,042
*	Ferro Corp.	65,826	976
	CSW Industrials Inc.	12,448	958
	Neenah Inc.	13,451	947

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Arch Coal Inc. Class A	12,992	932
	Warrior Met Coal Inc.	41,115	869
	Tronox Holdings plc Class A	75,914	867
*	Codexis Inc.	53,417	854
*	AK Steel Holding Corp.	247,513	814
*	PQ Group Holdings Inc.	42,831	736
*	Kraton Corp.	28,322	717
	PH Glatfelter Co.	37,300	683
	Chase Corp.	5,628	667
*	Koppers Holdings Inc.	17,410	665
	Peabody Energy Corp.	64,994	593
	Tredegar Corp.	25,120	561
	Innophos Holdings Inc.	17,394	556
	Schnitzer Steel Industries Inc.	22,401	486
	American Vanguard Corp.	24,535	478
*	AdvanSix Inc.	23,829	476
*	Verso Corp.	26,268	474
	SunCoke Energy Inc.	75,864	473
	Hawkins Inc.	8,749	401
	US Silica Holdings Inc.	64,984	400
	Haynes International Inc.	9,967	357
	Kronos Worldwide Inc.	25,377	340
*	OMNOVA Solutions Inc.	33,580	339
*	Century Aluminum Co.	43,070	324
*	Clearwater Paper Corp.	14,637	313
	FutureFuel Corp.	24,751	307
*	Veritiv Corp.	15,038	296
*	CONSOL Energy Inc.	19,736	286
	Gold Resource Corp.	42,335	234
*	Intrepid Potash Inc.	74,282	201
	Olympic Steel Inc.	10,949	196
*	Resolute Forest Products Inc.	44,404	186
*	TimkenSteel Corp.	23,505	185
	Rayonier Advanced Materials Inc.	45,426	174
*,^	Energy Fuels Inc.	89,046	170
*	Ryerson Holding Corp.	12,967	153
*	Contura Energy Inc.	14,878	135
*	ChromaDex Corp.	28,203	121
*	Uranium Energy Corp.	124,343	114
*	Universal Stainless & Alloy Products Inc.	7,642	114
*	Synalloy Corp.	7,617	98
	Northern Technologies International Corp.	5,764	81
*	LSB Industries Inc.	16,674	70
*	Ur-Energy Inc.	114,960	68
*,^	Hi-Crush Inc.	74,500	66
	United-Guardian Inc.	2,067	41
*	NL Industries Inc.	9,161	36
	Friedman Industries Inc.	2,625	16
	Hallador Energy Co.	4,036	12
*	Ramaco Resources Inc.	2,725	10
*	Centrus Energy Corp. Class A	1,183	8
*	General Moly Inc.	34,508	8
*	Marrone Bio Innovations Inc.	7,464	7
*	US Antimony Corp.	19,099	7
*	Golden Minerals Co.	21,596	7
*	Solitario Zinc Corp.	21,690	6
*	US Gold Corp.	7,089	6
*	Ampco-Pittsburgh Corp.	1,874	6
*	Paramount Gold Nevada Corp.	1,148	1
*,§	American International Group Inc. Warrants Exp. 01/19/2021	14,331	—
			593,269

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
Consumer Goods (4.8%)
	Procter & Gamble Co.	2,137,069	266,920
	Coca-Cola Co.	3,304,409	182,899
	PepsiCo Inc.	1,193,929	163,174
	Philip Morris International Inc.	1,333,557	113,472
	NIKE Inc. Class B	1,066,816	108,079
	Altria Group Inc.	1,600,987	79,905
	Mondelez International Inc. Class A	1,231,485	67,830
*	Tesla Inc.	123,274	51,569
	Colgate-Palmolive Co.	733,885	50,521
	Kimberly-Clark Corp.	293,916	40,428
	General Motors Co.	1,098,180	40,193
	Estee Lauder Cos. Inc. Class A	190,384	39,322
	Activision Blizzard Inc.	658,093	39,104
	Ford Motor Co.	3,322,886	30,903
	VF Corp.	292,229	29,124
	General Mills Inc.	515,720	27,622
*	Electronic Arts Inc.	250,238	26,903
	Constellation Brands Inc. Class A	128,896	24,458
*	Lululemon Athletica Inc.	99,762	23,112
	Tyson Foods Inc. Class A	252,172	22,958
	Archer-Daniels-Midland Co.	476,653	22,093
	Aptiv plc	219,262	20,823
*	Monster Beverage Corp.	323,067	20,531
	Corteva Inc.	640,747	18,940
	Hershey Co.	126,770	18,633
	Kraft Heinz Co.	578,872	18,599
	McCormick & Co. Inc.	105,931	17,980
	Brown-Forman Corp. Class B	252,726	17,084
	Clorox Co.	107,048	16,436
	DR Horton Inc.	302,758	15,970
	Kellogg Co.	218,885	15,138
	Church & Dwight Co. Inc.	211,876	14,903
	Conagra Brands Inc.	418,685	14,336
	Lennar Corp. Class A	236,136	13,174
	Genuine Parts Co.	118,339	12,571
	Garmin Ltd.	123,493	12,048
*	Take-Two Interactive Software Inc.	97,156	11,895
	Hasbro Inc.	111,010	11,724
*	NVR Inc.	3,000	11,425
	Lamb Weston Holdings Inc.	125,333	10,782
	Hormel Foods Corp.	228,534	10,309
	JM Smucker Co.	93,134	9,698
	PulteGroup Inc.	222,080	8,617
*	LKQ Corp.	236,587	8,446
	Campbell Soup Co.	167,642	8,285
	Molson Coors Brewing Co. Class B	152,124	8,199
	Whirlpool Corp.	53,964	7,961
*	US Foods Holding Corp.	188,374	7,891
	Fortune Brands Home & Security Inc.	119,690	7,821
	BorgWarner Inc.	175,685	7,621
	Keurig Dr Pepper Inc.	244,477	7,078
	Lear Corp.	51,289	7,037
	Pool Corp.	32,687	6,942
*	Mohawk Industries Inc.	49,551	6,758
	PVH Corp.	63,438	6,670
	Bunge Ltd.	115,774	6,663
	Tapestry Inc.	238,037	6,420
	Newell Brands Inc.	326,408	6,274
	Gentex Corp.	215,710	6,251
*	Post Holdings Inc.	54,454	5,941
*	WABCO Holdings Inc.	42,900	5,813
	Leggett & Platt Inc.	113,372	5,763
	Ingredion Inc.	57,140	5,311

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Middleby Corp.	47,929	5,249
	Polaris Inc.	49,437	5,028
	Harley-Davidson Inc.	135,030	5,022
*	Skechers U.S.A. Inc. Class A	116,151	5,017
*,^	Wayfair Inc.	53,775	4,860
	Ralph Lauren Corp. Class A	40,434	4,740
*	Capri Holdings Ltd.	123,245	4,702
	Hanesbrands Inc.	309,836	4,601
*	Zynga Inc. Class A	719,960	4,406
	Toll Brothers Inc.	108,150	4,273
	Brunswick Corp.	69,981	4,197
	Carter's Inc.	38,132	4,169
*	Deckers Outdoor Corp.	24,156	4,079
*,^	Mattel Inc.	297,837	4,036
*	Helen of Troy Ltd.	22,327	4,014
*	Herbalife Nutrition Ltd.	83,549	3,983
*	Darling Ingredients Inc.	141,774	3,981
*	Under Armour Inc. Class A	177,897	3,843
*	Tempur Sealy International Inc.	41,244	3,591
	Valvoline Inc.	160,788	3,442
	Thor Industries Inc.	46,263	3,437
	Flowers Foods Inc.	152,447	3,314
	Goodyear Tire & Rubber Co.	198,173	3,083
	Sanderson Farms Inc.	16,987	2,993
	Coty Inc. Class A	263,417	2,963
*	Under Armour Inc. Class C	145,893	2,798
	Steven Madden Ltd.	63,818	2,745
	Lancaster Colony Corp.	17,102	2,738
	Energizer Holdings Inc.	54,448	2,734
*	Boston Beer Co. Inc. Class A	7,217	2,727
	Columbia Sportswear Co.	26,452	2,650
*,^	Beyond Meat Inc.	34,660	2,620
	KB Home	76,198	2,611
	Spectrum Brands Holdings Inc.	39,039	2,510
	J&J Snack Foods Corp.	13,256	2,443
*	Crocs Inc.	57,448	2,406
*	TreeHouse Foods Inc.	48,303	2,343
	WD-40 Co.	11,917	2,314
	Wolverine World Wide Inc.	67,785	2,287
*	Fox Factory Holding Corp.	32,583	2,267
	Dana Inc.	123,270	2,244
	LCI Industries	20,205	2,165
	Kontoor Brands Inc.	49,191	2,066
	Nu Skin Enterprises Inc. Class A	50,373	2,064
	Herman Miller Inc.	49,511	2,062
*	Visteon Corp.	23,634	2,046
*	Meritage Homes Corp.	32,809	2,005
*	TRI Pointe Group Inc.	126,085	1,964
*	Taylor Morrison Home Corp. Class A	88,158	1,927
*	Welbilt Inc.	113,684	1,775
*	Dorman Products Inc.	23,247	1,760
*	Freshpet Inc.	29,584	1,748
	Callaway Golf Co.	80,602	1,709
*	Meritor Inc.	65,018	1,703
*	Hain Celestial Group Inc.	64,315	1,669
	MDC Holdings Inc.	41,657	1,590
*	Hostess Brands Inc. Class A	100,485	1,461
*	Edgewell Personal Care Co.	47,128	1,459
	Vector Group Ltd.	107,635	1,441
*	Pilgrim's Pride Corp.	44,035	1,441
	Steelcase Inc. Class A	69,445	1,421
*	Cavco Industries Inc.	7,046	1,377
	HNI Corp.	36,277	1,359
*	American Woodmark Corp.	12,946	1,353

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Winnebago Industries Inc.	25,455	1,349
*	Gentherm Inc.	30,323	1,346
*	Skyline Champion Corp.	41,739	1,323
*	Fitbit Inc. Class A	191,795	1,260
	Universal Corp.	21,924	1,251
	Cooper Tire & Rubber Co.	42,970	1,235
*	LGI Homes Inc.	17,134	1,211
	La-Z-Boy Inc.	38,321	1,206
*,^	iRobot Corp.	23,633	1,197
*	G-III Apparel Group Ltd.	35,576	1,192
*	Sleep Number Corp.	23,953	1,179
	Calavo Growers Inc.	12,932	1,171
*	Central Garden & Pet Co. Class A	39,468	1,159
*,^	YETI Holdings Inc.	33,272	1,157
	Coca-Cola Consolidated Inc.	3,975	1,129
^	B&G Foods Inc.	59,882	1,074
	Inter Parfums Inc.	14,707	1,069
	Acushnet Holdings Corp.	32,592	1,059
	Medifast Inc.	9,137	1,001
	Oxford Industries Inc.	13,140	991
	Cal-Maine Foods Inc.	22,921	980
	Knoll Inc.	38,602	975
*	American Axle & Manufacturing Holdings Inc.	89,696	965
	Fresh Del Monte Produce Inc.	26,420	924
*	Delphi Technologies plc	71,188	913
*	Sonos Inc.	58,151	908
	Lennar Corp. Class B	20,188	902
*	M/I Homes Inc.	22,483	885
*	USANA Health Sciences Inc.	10,661	837
	Interface Inc. Class A	49,578	822
	Seaboard Corp.	189	803
	Standard Motor Products Inc.	15,045	801
*	Stoneridge Inc.	25,704	754
	ACCO Brands Corp.	72,800	681
	Levi Strauss & Co. Class A	34,722	670
	Tenneco Inc. Class A	50,673	664
*	Malibu Boats Inc. Class A	15,980	654
*	BellRing Brands Inc. Class A	29,808	635
	Sturm Ruger & Co. Inc.	13,398	630
*	Universal Electronics Inc.	11,838	619
	John B Sanfilippo & Son Inc.	6,629	605
*	Glu Mobile Inc.	98,047	593
*	William Lyon Homes Class A	29,337	586
	Kimball International Inc. Class B	28,351	586
	Andersons Inc.	22,775	576
*	Century Communities Inc.	20,940	573
	Tootsie Roll Industries Inc.	16,250	555
*	Cooper-Standard Holdings Inc.	16,107	534
	MGP Ingredients Inc.	10,702	518
*,^	National Beverage Corp.	9,342	477
*	elf Beauty Inc.	29,114	470
	Camping World Holdings Inc. Class A	29,682	437
*	Vista Outdoor Inc.	55,818	418
	Tupperware Brands Corp.	48,405	415
	Ethan Allen Interiors Inc.	21,722	414
*	American Outdoor Brands Corp.	44,247	411
*	GoPro Inc. Class A	93,976	408
	Phibro Animal Health Corp. Class A	16,146	401
	National Presto Industries Inc.	4,444	393
*	Arlo Technologies Inc.	85,319	359
*	Primo Water Corp.	28,861	324
*	Beazer Homes USA Inc.	22,577	319
	Johnson Outdoors Inc. Class A	4,027	309
	Limoneira Co.	15,369	296

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Movado Group Inc.	13,282	289
*	Motorcar Parts of America Inc.	12,876	284
*	Fossil Group Inc.	35,826	282
*	Modine Manufacturing Co.	36,636	282
*	Vera Bradley Inc.	23,530	278
	Hooker Furniture Corp.	10,600	272
*	Seneca Foods Corp. Class A	6,515	266
*,^	Akoustis Technologies Inc.	32,901	263
*	Funko Inc. Class A	14,941	256
*	Unifi Inc.	9,207	233
*	Farmer Brothers Co.	15,114	228
*	MasterCraft Boat Holdings Inc.	14,207	224
*	ZAGG Inc.	26,018	211
	Clarus Corp.	15,469	210
	Bassett Furniture Industries Inc.	11,270	188
	Turning Point Brands Inc.	5,887	168
*	Delta Apparel Inc.	5,328	166
	Rocky Brands Inc.	5,601	165
*	Hovnanian Enterprises Inc. Class A	7,200	150
	Titan International Inc.	41,927	152
	Flexsteel Industries Inc.	7,530	150
	Culp Inc.	10,880	148
	Oil-Dri Corp. of America	3,586	130
	Weyco Group Inc.	4,901	130
*	Central Garden & Pet Co. Class A	3,944	123
*	Lifevantage Corp.	7,767	121
*	Craft Brew Alliance Inc.	7,002	116
*,^	Pyxus International Inc.	12,656	113
*	22nd Century Group Inc.	102,339	113
*	Eastman Kodak Co.	24,089	112
	Superior Group of Cos. Inc.	8,001	108
*,^	Revlon Inc. Class A	5,042	108
*	Lovesac Co.	6,163	99
	Marine Products Corp.	6,508	94
*	Veru Inc.	27,777	93
	Alico Inc.	2,443	88
*,^	Celsius Holdings Inc.	16,554	80
*,^	New Age Beverages Corp.	39,754	72
	Strattec Security Corp.	3,216	71
	Acme United Corp.	2,909	69
*	Nature's Sunshine Products Inc.	6,506	58
*	Greenlane Holdings Inc. Class A	15,421	50
*	XPEL Inc.	2,993	44
	Escalade Inc.	4,321	42
*	New Home Co. Inc.	8,756	41
	Hamilton Beach Brands Holding Co. Class A	1,820	35
	Lifetime Brands Inc.	4,913	34
*	Shiloh Industries Inc.	9,553	34
*	Garrett Motion Inc.	3,297	33
	P&F Industries Inc. Class A	4,330	30
*	US Auto Parts Network Inc.	12,416	27
*	Centric Brands Inc.	11,911	26
*	Core Molding Technologies Inc.	7,270	24
	Rocky Mountain Chocolate Factory Inc.	2,502	23
	Kewaunee Scientific Corp.	1,646	22
*,^	Blink Charging Co.	11,833	22
*	Coffee Holding Co. Inc.	3,987	18
*	Natural Alternatives International Inc.	2,268	18
*	Lakeland Industries Inc.	1,557	17
*,^	cbdMD Inc.	7,102	16
*	Reed's Inc.	17,454	16
*	Charles & Colvard Ltd.	9,845	14
*	LS Starrett Co. Class A	2,347	13
*	Lipocine Inc.	34,514	13

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*,^	Sequential Brands Group Inc.	38,662	13
*	Lifeway Foods Inc.	6,292	13
*	JAKKS Pacific Inc.	9,154	9
*	Emerson Radio Corp.	10,209	8
*	Willamette Valley Vineyards Inc.	1,146	8
	Unique Fabricating Inc.	1,793	7
*	Nautilus Inc.	3,296	6
*,§	NewStar Financial Inc. CVR	22,870	6
*	RiceBran Technologies	3,756	6
	Crown Crafts Inc.	868	5
*	Nova Lifestyle Inc.	2,286	4
*,§	Corium CVR	24,181	4
*	Zedge Inc. Class B	1,513	2
*	Tandy Leather Factory Inc.	350	2
	Mannatech Inc.	40	1
*	Alpha Pro Tech Ltd.	135	—
			2,152,402
Consumer Services (8.0%)
*	Amazon.com Inc.	361,155	667,357
	Walt Disney Co.	1,544,603	223,396
	Home Depot Inc.	934,301	204,033
	Comcast Corp. Class A	3,889,754	174,922
	Walmart Inc.	1,218,691	144,829
	McDonald's Corp.	645,538	127,565
*	Netflix Inc.	375,686	121,561
	Costco Wholesale Corp.	376,697	110,719
	Starbucks Corp.	961,881	84,569
	CVS Health Corp.	1,114,692	82,810
	Lowe's Cos. Inc.	661,216	79,187
*	Booking Holdings Inc.	35,939	73,809
*	Charter Communications Inc. Class A	128,991	62,571
	TJX Cos. Inc.	932,798	56,957
	Target Corp.	434,351	55,688
	Walgreens Boots Alliance Inc.	650,802	38,371
	Ross Stores Inc.	310,333	36,129
	Sysco Corp.	414,880	35,489
	Dollar General Corp.	219,487	34,236
	Marriott International Inc. Class A	224,501	33,996
	Delta Air Lines Inc.	496,931	29,061
*	O'Reilly Automotive Inc.	64,855	28,423
	Hilton Worldwide Holdings Inc.	241,264	26,759
*	Uber Technologies Inc.	877,371	26,093
	Yum! Brands Inc.	258,763	26,065
*	AutoZone Inc.	20,502	24,424
	eBay Inc.	664,476	23,994
	Las Vegas Sands Corp.	329,607	22,756
	Southwest Airlines Co.	404,799	21,851
	McKesson Corp.	154,316	21,345
	Kroger Co.	688,569	19,962
*	Chipotle Mexican Grill Inc. Class A	23,815	19,936
	ViacomCBS Inc. Class B	465,829	19,551
	Royal Caribbean Cruises Ltd.	144,002	19,226
*	Dollar Tree Inc.	202,562	19,051
	Carnival Corp.	337,237	17,142
	Best Buy Co. Inc.	191,442	16,809
*	Copart Inc.	178,909	16,270
*	United Airlines Holdings Inc.	181,809	16,016
	Omnicom Group Inc.	186,886	15,142
*	Liberty Broadband Corp.	114,237	14,365
	MGM Resorts International	400,230	13,316
	Tiffany & Co.	97,797	13,071
*	Burlington Stores Inc.	56,910	12,977
	Expedia Group Inc.	119,014	12,870
*	CarMax Inc.	141,638	12,417

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Ulta Beauty Inc.	47,769	12,092
	Darden Restaurants Inc.	104,497	11,391
	Fox Corp. Class A	294,192	10,906
	Wynn Resorts Ltd.	78,033	10,836
*	Norwegian Cruise Line Holdings Ltd.	182,478	10,659
	AmerisourceBergen Corp. Class A	123,942	10,538
	Domino's Pizza Inc.	35,126	10,319
*	Roku Inc.	73,948	9,902
	American Airlines Group Inc.	337,068	9,667
	Tractor Supply Co.	101,275	9,463
	Aramark	212,099	9,205
	Advance Auto Parts Inc.	56,586	9,063
*	Discovery Communications Inc.	295,294	9,004
*	Trade Desk Inc. Class A	34,298	8,910
	FactSet Research Systems Inc.	32,376	8,686
*	Live Nation Entertainment Inc.	120,263	8,595
	Vail Resorts Inc.	34,690	8,320
	Interpublic Group of Cos. Inc.	333,896	7,713
*	Bright Horizons Family Solutions Inc.	50,039	7,520
*	Lyft Inc. Class A	174,184	7,493
*	Altice USA Inc. Class A	271,185	7,414
*	Liberty Media Corp-Liberty Formula One	160,854	7,394
*	DISH Network Corp. Class A	205,702	7,296
	Alaska Air Group Inc.	106,276	7,200
	Kohl's Corp.	136,549	6,957
	Service Corp. International	149,687	6,890
	Sirius XM Holdings Inc.	949,464	6,789
	Cable One Inc.	4,376	6,514
*	Liberty Media Corp-Liberty SiriusXM Class C	131,702	6,340
*	Caesars Entertainment Corp.	463,349	6,302
	Nielsen Holdings plc	307,655	6,245
*	Five Below Inc.	48,246	6,169
	News Corp. Class A	397,187	5,616
	Dunkin' Brands Group Inc.	72,194	5,454
*	IAA Inc.	114,263	5,377
	Fox Corp. Class B	146,747	5,342
	Sabre Corp.	234,679	5,266
*	Performance Food Group Co.	101,547	5,228
*	Planet Fitness Inc. Class A	69,571	5,196
	Wyndham Hotels & Resorts Inc.	82,336	5,172
	Casey's General Stores Inc.	31,658	5,033
	Williams-Sonoma Inc.	67,686	4,971
*	Madison Square Garden Co. Class A	16,227	4,774
*	JetBlue Airways Corp.	244,496	4,577
*	ServiceMaster Global Holdings Inc.	117,402	4,539
*	Etsy Inc.	100,346	4,445
	Macy's Inc.	259,333	4,409
	Nexstar Media Group Inc. Class A	37,393	4,384
	Gap Inc.	242,701	4,291
	Rollins Inc.	127,360	4,223
*,^	Discovery Communications Inc. Class A	126,594	4,145
*	Liberty Broadband Corp. Class A	32,485	4,046
	Marriott Vacations Worldwide Corp.	31,424	4,046
	H&R Block Inc.	171,946	4,037
*	Carvana Co. Class A	43,683	4,021
	Churchill Downs Inc.	29,247	4,013
	Wyndham Destinations Inc.	76,754	3,967
*	Grand Canyon Education Inc.	41,233	3,950
	New York Times Co. Class A	120,668	3,882
	Nordstrom Inc.	93,232	3,816
*	GrubHub Inc.	77,880	3,788
	Dolby Laboratories Inc. Class A	53,806	3,702
*	Chegg Inc.	96,236	3,648
*	Liberty Media Corp-Liberty SiriusXM Class A	75,013	3,626

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	L Brands Inc.	197,220	3,574
*	Floor & Decor Holdings Inc. Class A	69,676	3,540
	Foot Locker Inc.	90,539	3,530
	Wendy's Co.	156,479	3,475
*	frontdoor Inc.	73,001	3,462
*	AutoNation Inc.	68,385	3,326
	Aaron's Inc.	57,511	3,284
	Texas Roadhouse Inc. Class A	57,502	3,239
	Choice Hotels International Inc.	31,148	3,222
*	Eldorado Resorts Inc.	53,838	3,211
	Cracker Barrel Old Country Store Inc.	20,665	3,177
	TEGNA Inc.	187,590	3,131
	Six Flags Entertainment Corp.	68,538	3,092
	Cinemark Holdings Inc.	90,230	3,054
*	Murphy USA Inc.	25,839	3,023
*	Ollie's Bargain Outlet Holdings Inc.	45,740	2,987
*	Qurate Retail Group Inc. QVC Group Class A	343,865	2,899
	AMERCO	7,623	2,865
	Strategic Education Inc.	17,978	2,857
	TripAdvisor Inc.	93,479	2,840
	Morningstar Inc.	18,722	2,833
	SkyWest Inc.	43,094	2,785
*	RH	12,988	2,773
*	BJ's Wholesale Club Holdings Inc.	121,184	2,756
*	LiveRamp Holdings Inc.	56,901	2,735
	Hyatt Hotels Corp. Class A	29,949	2,687
	Lithia Motors Inc. Class A	17,884	2,629
	Dick's Sporting Goods Inc.	52,647	2,605
	World Wrestling Entertainment Inc. Class A	40,156	2,605
*	Penn National Gaming Inc.	98,666	2,522
	KAR Auction Services Inc.	114,263	2,490
*	Hilton Grand Vacations Inc.	72,272	2,485
	Extended Stay America Inc.	165,146	2,454
*	Spirit Airlines Inc.	60,401	2,435
	Graham Holdings Co. Class B	3,722	2,378
*	Cargurus Inc.	64,908	2,283
	Wingstop Inc.	25,826	2,227
*	National Vision Holdings Inc.	67,723	2,196
*	Simply Good Foods Co.	74,469	2,125
*	Yelp Inc. Class A	60,322	2,101
	Monro Inc.	26,692	2,087
	American Eagle Outfitters Inc.	137,058	2,015
	John Wiley & Sons Inc. Class A	40,774	1,978
	Boyd Gaming Corp.	65,480	1,960
*	Sprouts Farmers Market Inc.	101,028	1,955
	Hillenbrand Inc.	56,232	1,873
*	Asbury Automotive Group Inc.	16,736	1,871
	Allegiant Travel Co. Class A	10,742	1,870
^	Bed Bath & Beyond Inc.	106,376	1,840
*	Sally Beauty Holdings Inc.	99,277	1,812
	Sinclair Broadcast Group Inc. Class A	53,386	1,780
*	Laureate Education Inc. Class A	99,289	1,748
*	Adtalem Global Education Inc.	49,263	1,723
	Jack in the Box Inc.	21,148	1,650
*	Gray Television Inc.	74,592	1,599
*	Avis Budget Group Inc.	48,755	1,572
	Bloomin' Brands Inc.	71,065	1,568
*	WW International Inc.	40,903	1,563
*	AMC Networks Inc. Class A	38,325	1,514
	Group 1 Automotive Inc.	14,913	1,491
	PriceSmart Inc.	20,278	1,440
*	SeaWorld Entertainment Inc.	43,685	1,385
*	Shake Shack Inc. Class A	23,099	1,376
	Brinker International Inc.	32,625	1,370

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Hertz Global Holdings Inc.	86,292	1,359
	Red Rock Resorts Inc. Class A	56,182	1,346
	Papa John's International Inc.	21,012	1,327
	Penske Automotive Group Inc.	26,360	1,324
*	Urban Outfitters Inc.	47,408	1,317
	Cheesecake Factory Inc.	33,120	1,287
	Viad Corp.	18,966	1,280
	Rent-A-Center Inc.	44,241	1,276
	Office Depot Inc.	459,951	1,260
*	Scientific Games Corp.	45,616	1,222
	Hawaiian Holdings Inc.	41,483	1,215
*	Liberty Media Corp-Liberty Formula One Class A	26,954	1,180
*	Chewy Inc.	39,850	1,156
*,^	Stitch Fix Inc. Class A	44,923	1,153
	Dine Brands Global Inc.	13,779	1,151
	Core-Mark Holding Co. Inc.	42,007	1,142
*	Career Education Corp.	62,065	1,141
	Dave & Buster's Entertainment Inc.	28,257	1,135
*,^	Lions Gate Entertainment Corp. Class A	106,011	1,130
*	Stamps.com Inc.	13,204	1,103
	Meredith Corp.	33,925	1,102
	Signet Jewelers Ltd.	47,950	1,042
*	Herc Holdings Inc.	20,604	1,008
*	Boot Barn Holdings Inc.	22,619	1,007
*	Denny's Corp.	49,923	992
	Matthews International Corp. Class A	25,687	980
	Abercrombie & Fitch Co.	55,938	967
*,^	Peloton Interactive Inc. Class A	33,610	955
*	Groupon Inc. Class A	398,513	952
*	Accel Entertainment Inc.	74,788	935
*	Chefs' Warehouse Inc.	24,217	923
	Big Lots Inc.	31,305	899
*	Liberty Media Corp-Liberty Braves	30,197	892
*,^	Trupanion Inc.	23,408	877
	Designer Brands Inc. Class A	55,521	874
*	Grocery Outlet Holding Corp.	26,805	870
*	Clear Channel Outdoor Holdings Inc.	299,813	857
*	iHeartMedia Inc. Class A	49,759	841
	Guess? Inc.	36,211	810
	Children's Place Inc.	12,819	801
	EW Scripps Co. Class A	50,961	801
^	Rite Aid Corp.	50,098	775
*	SP Plus Corp.	17,975	763
	Caleres Inc.	31,977	759
	Scholastic Corp.	19,291	742
*	Cars.com Inc.	59,046	722
*	QuinStreet Inc.	44,659	684
^	Dillard's Inc. Class A	9,201	676
*	K12 Inc.	33,139	674
*	Upwork Inc.	62,807	670
	Buckle Inc.	24,717	668
*	MSG Networks Inc.	38,047	662
*	Quotient Technology Inc.	65,116	642
	Gannett Co. Inc.	99,725	636
	Sonic Automotive Inc. Class A	20,175	625
*	TechTarget Inc.	23,551	615
	BJ's Restaurants Inc.	16,148	613
*	Genesco Inc.	12,465	597
	Ingles Markets Inc. Class A	12,459	592
	Marcus Corp.	17,688	562

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	News Corp. Class B	38,252	555
*	ANGI Homeservices Inc. Class A	65,494	555
*	Providence Service Corp.	9,261	548
*	America's Car-Mart Inc.	4,944	542
*	Zumiez Inc.	15,608	539
	Entercom Communications Corp. Class A	115,505	536
*	Michaels Cos. Inc.	63,012	510
	Weis Markets Inc.	12,510	507
*	HF Foods Group Inc.	25,487	497
*	Lions Gate Entertainment Corp. Class B	49,508	492
*	Digital Turbine Inc.	68,613	489
	Ruth's Hospitality Group Inc.	22,138	482
*	Houghton Mifflin Harcourt Co.	74,369	465
	National CineMedia Inc.	63,500	463
^	GameStop Corp. Class A	73,397	446
*	Liberty TripAdvisor Holdings Inc. Class A	60,247	443
*	TrueCar Inc.	89,707	426
*	Monarch Casino & Resort Inc.	8,772	426
*	BrightView Holdings Inc.	23,367	394
	Winmark Corp.	1,972	391
*	Lindblad Expeditions Holdings Inc.	23,729	388
	PetMed Express Inc.	16,075	378
	SpartanNash Co.	26,178	373
*	Chuy's Holdings Inc.	14,128	366
*	United Natural Foods Inc.	41,468	363
*	Regis Corp.	20,143	360
*	Hibbett Sports Inc.	12,690	356
*	MarineMax Inc.	21,308	356
*	American Public Education Inc.	12,468	341
	Carriage Services Inc. Class A	13,106	336
*	Rubicon Project Inc.	41,079	335
*	Care.com Inc.	21,774	327
*	Hemisphere Media Group Inc. Class A	22,025	327
	Haverty Furniture Cos. Inc.	16,034	323
	Cato Corp. Class A	18,491	322
^	AMC Entertainment Holdings Inc. Class A	43,805	317
	Chico's FAS Inc.	82,190	313
*	Red Robin Gourmet Burgers Inc.	9,339	308
	Shoe Carnival Inc.	7,865	293
*	Sportsman's Warehouse Holdings Inc.	35,095	282
*,^	JC Penney Co. Inc.	251,014	281
*	Clean Energy Fuels Corp.	119,319	279
*	Express Inc.	55,300	269
*,^	RealReal Inc.	14,227	268
*	Avid Technology Inc.	31,062	267
	Twin River Worldwide Holdings Inc.	10,382	266
*	Fiesta Restaurant Group Inc.	26,164	259
*	Lumber Liquidators Holdings Inc.	26,322	257
*	PlayAGS Inc.	21,026	255
*	EverQuote Inc. Class A	7,354	253
*	1-800-Flowers.com Inc. Class A	17,410	252
*	Titan Machinery Inc.	17,060	252
	Emerald Expositions Events Inc.	23,449	247
*	Conn's Inc.	19,922	247
*	El Pollo Loco Holdings Inc.	16,271	246
*	comScore Inc.	49,031	242
*	Liberty Media Corp-Liberty Braves	8,013	238
	Citi Trends Inc.	10,254	237
*	Cumulus Media Inc. Class A	13,227	232
*	Drive Shack Inc.	61,789	226
*	Del Taco Restaurants Inc.	28,499	225
*	Golden Entertainment Inc.	11,600	223
*	At Home Group Inc.	39,996	220
*	Century Casinos Inc.	27,263	216

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Daily Journal Corp.	718	209
*	Habit Restaurants Inc. Class A	19,624	205
	Tribune Publishing Co.	15,297	201
	Nathan's Famous Inc.	2,809	199
	Entravision Communications Corp. Class A	74,703	196
*	Mesa Air Group Inc.	21,400	191
^	Tailored Brands Inc.	45,800	190
*	Stage Stores Inc.	23,145	188
*,^	Revolve Group Inc.	10,070	185
*,^	Overstock.com Inc.	26,177	185
*	Biglari Holdings Inc. Class B	1,592	182
*	Carrols Restaurant Group Inc.	24,047	170
	Village Super Market Inc. Class A	7,208	167
	RCI Hospitality Holdings Inc.	7,914	162
*	Boston Omaha Corp. Class A	7,295	153
*	Lands' End Inc.	8,994	151
*	GNC Holdings Inc. Class A	53,800	145
*	Liquidity Services Inc.	24,357	145
	Tilly's Inc. Class A	11,657	143
	Saga Communications Inc. Class A	4,438	135
*	Diplomat Pharmacy Inc.	33,700	135
	Collectors Universe Inc.	5,764	133
*	Select Interior Concepts Inc. Class A	13,592	122
*	J Alexander's Holdings Inc.	12,226	117
*	Barnes & Noble Education Inc.	25,380	108
*	Party City Holdco Inc.	43,830	103
*	Noodles & Co. Class A	18,267	101
*	Purple Innovation Inc.	11,093	97
*	Reading International Inc. Class A	8,634	97
*	Tuesday Morning Corp.	50,795	94
*	Duluth Holdings Inc.	8,908	94
	Townsquare Media Inc. Class A	9,269	92
	Natural Grocers by Vitamin Cottage Inc.	9,195	91
*	Container Store Group Inc.	16,961	72
*	Marchex Inc. Class B	18,637	70
*	A-Mark Precious Metals Inc.	7,716	64
*	Urban One Inc.	28,868	55
*	Red Lion Hotels Corp.	13,715	51
	AH Belo Corp. Class A	16,371	46
*	Zovio Inc. Class A	22,039	45
*	Travelzoo	3,978	43
*	Fluent Inc.	16,860	42
*	Leaf Group Ltd.	9,644	39
*	MDC Partners Inc. Class A	12,687	35
*	Destination XL Group Inc.	24,679	32
*	Full House Resorts Inc.	9,186	31
	Ark Restaurants Corp.	1,320	29
*	Ascena Retail Group Inc.	3,600	28
*	Gaia Inc. Class A	3,502	28
*	Gray Television Inc. Class A	1,402	28
*	Kura Sushi USA Inc. Class A	946	24
*	Luby's Inc.	10,198	22
*	Alkaline Water Co. Inc.	17,626	22
*	RTW RetailWinds Inc.	27,323	22
	CSS Industries Inc.	4,951	22
	Educational Development Corp.	3,375	21
*,^	SRAX Inc. Class A	7,476	19
	Big 5 Sporting Goods Corp.	5,818	17
*	ONE Group Hospitality Inc.	4,720	17
*	Youngevity International Inc.	5,128	17
*	RealNetworks Inc.	13,821	17
	Beasley Broadcast Group Inc. Class A	5,320	16
*,^	Waitr Holdings Inc.	48,625	16
*	Global Eagle Entertainment Inc.	29,259	15

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	iMedia Brands Inc.	3,665	15
	J. Jill Inc.	12,524	14
*	Stein Mart Inc.	19,335	13
*	Interpace Diagnostics Group Inc.	25,300	13
*	HyreCar Inc.	4,783	13
*	Diversified Restaurant Holdings Inc.	11,044	11
*	VistaGen Therapeutics Inc.	15,023	10
*	Remark Holdings Inc.	18,525	10
*,§	A Schulman Inc. CVR	20,412	9
*	AutoWeb Inc.	3,439	8
*	Lee Enterprises Inc.	5,251	7
*	FAT Brands Inc.	1,492	7
*	Town Sports International Holdings Inc.	3,649	6
*	Insignia Systems Inc.	8,283	6
*	Blue Apron Holdings Inc. Class A	905	6
*	BBQ Holdings Inc.	1,407	6
*	Build-A-Bear Workshop Inc.	1,327	4
*	LiveXLive Media Inc.	2,448	4
*	Rave Restaurant Group Inc.	2,082	3
*	Live Ventures Inc.	372	3
*	Good Times Restaurants Inc.	1,675	3
*	Chicken Soup For The Soul Entertainment Inc.	296	2
	Salem Media Group Inc. Class A	1,621	2
*	Emmis Communications Corp. Class A	575	2
*	Profire Energy Inc.	1,221	2
*	Harte-Hanks Inc.	400	1
*	Eastside Distilling Inc.	329	1
*	BioHiTech Global Inc.	490	1
			3,611,860
Financials (11.7%)
	JPMorgan Chase & Co.	2,550,724	355,571
*	Berkshire Hathaway Inc. Class B	1,550,935	351,287
	Visa Inc. Class A	1,462,285	274,763
	Bank of America Corp.	6,924,449	243,879
	Mastercard Inc. Class A	768,238	229,388
	Wells Fargo & Co.	3,259,581	175,365
	Citigroup Inc.	1,865,966	149,072
	American Tower Corp.	380,105	87,356
	US Bancorp	1,201,537	71,239
	Goldman Sachs Group Inc.	287,335	66,067
	American Express Co.	526,477	65,541
	Truist Financial Corp.	1,148,556	64,687
	CME Group Inc.	307,691	61,760
	S&P Global Inc.	208,339	56,887
	PNC Financial Services Group Inc.	337,329	53,848
	Morgan Stanley	1,037,149	53,019
	Chubb Ltd.	330,253	51,407
	Crown Castle International Corp.	356,769	50,715
	Marsh & McLennan Cos. Inc.	432,715	48,209
	Prologis Inc.	540,711	48,199
	Charles Schwab Corp.	986,734	46,929
	BlackRock Inc.	92,669	46,585
	Intercontinental Exchange Inc.	478,823	44,315
	Equinix Inc.	73,171	42,710
	Aon plc	201,213	41,911
	Capital One Financial Corp.	398,374	40,997
	American International Group Inc.	745,642	38,274
	Simon Property Group Inc.	248,605	37,032
	Progressive Corp.	499,295	36,144
	Bank of New York Mellon Corp.	711,024	35,786
	Moody's Corp.	137,522	32,649
	Prudential Financial Inc.	342,543	32,110
	Blackstone Group LP	563,706	31,534
	Aflac Inc.	595,348	31,494

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Allstate Corp.	275,937	31,029
	MetLife Inc.	581,684	29,648
	Travelers Cos. Inc.	209,277	28,660
	Welltower Inc.	348,499	28,500
	Public Storage	126,676	26,977
*	Berkshire Hathaway Inc. Class A	79	26,828
	Equity Residential	318,127	25,743
	AvalonBay Communities Inc.	119,773	25,116
*	IHS Markit Ltd.	326,078	24,570
	State Street Corp.	296,657	23,466
	SBA Communications Corp. Class A	96,759	23,318
	T. Rowe Price Group Inc.	190,390	23,197
	Discover Financial Services	269,369	22,848
	Digital Realty Trust Inc.	178,306	21,350
	Realty Income Corp.	280,444	20,649
	Weyerhaeuser Co.	641,033	19,359
	Synchrony Financial	523,114	18,837
	Hartford Financial Services Group Inc.	307,317	18,676
	Fifth Third Bancorp	605,895	18,625
	Ventas Inc.	319,038	18,421
	Northern Trust Corp.	172,688	18,346
	Boston Properties Inc.	132,735	18,299
	M&T Bank Corp.	107,463	18,242
	Ameriprise Financial Inc.	108,906	18,142
	MSCI Inc. Class A	69,310	17,894
	First Republic Bank	145,684	17,111
	KeyCorp	843,590	17,074
	Essex Property Trust Inc.	56,612	17,032
*	CBRE Group Inc. Class A	270,872	16,602
	Alexandria Real Estate Equities Inc.	98,941	15,987
	Arthur J Gallagher & Co.	160,695	15,303
	Healthpeak Properties Inc.	440,834	15,196
	Citizens Financial Group Inc.	372,052	15,109
	Cincinnati Financial Corp.	142,246	14,957
	Equifax Inc.	104,619	14,659
*	Arch Capital Group Ltd.	331,012	14,197
	Regions Financial Corp.	823,777	14,136
	Invitation Homes Inc.	460,983	13,816
	Huntington Bancshares Inc.	881,631	13,295
	Principal Financial Group Inc.	239,192	13,156
	KKR & Co. Inc. Class A	447,237	13,046
	Mid-America Apartment Communities Inc.	98,684	13,012
*	Markel Corp.	11,368	12,996
	Sun Communities Inc.	80,328	12,057
	UDR Inc.	255,255	11,920
	Annaly Capital Management Inc.	1,264,946	11,916
	WP Carey Inc.	147,879	11,836
	MarketAxess Holdings Inc.	31,005	11,754
	TD Ameritrade Holding Corp.	231,462	11,504
	Cboe Global Markets Inc.	95,603	11,472
	Loews Corp.	217,884	11,437
	Host Hotels & Resorts Inc.	604,948	11,222
*	SVB Financial Group	44,541	11,182
	Extra Space Storage Inc.	104,979	11,088
	Duke Realty Corp.	311,684	10,806
	Equity LifeStyle Properties Inc.	149,764	10,542
	Nasdaq Inc.	98,180	10,515
	Fidelity National Financial Inc.	222,242	10,079
	Lincoln National Corp.	169,075	9,977
	Ally Financial Inc.	325,404	9,944
	VICI Properties Inc.	388,768	9,933
	Everest Re Group Ltd.	34,985	9,685
	Raymond James Financial Inc.	107,396	9,608
	Vornado Realty Trust	142,687	9,489

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Alleghany Corp.	11,856	9,480
	Western Union Co.	352,983	9,453
	Medical Properties Trust Inc.	442,696	9,345
	Regency Centers Corp.	141,747	8,943
	Comerica Inc.	123,215	8,841
	AXA Equitable Holdings Inc.	356,313	8,829
	Globe Life Inc.	83,437	8,782
	E*TRADE Financial Corp.	193,239	8,767
	Reinsurance Group of America Inc. Class A	53,518	8,727
	Camden Property Trust	82,016	8,702
	VEREIT Inc.	913,456	8,440
	Federal Realty Investment Trust	64,454	8,297
	AGNC Investment Corp.	466,299	8,244
	WR Berkley Corp.	118,782	8,208
	Apollo Global Management LLC	170,445	8,132
	Liberty Property Trust	134,225	8,060
	Brown & Brown Inc.	202,640	8,000
	Omega Healthcare Investors Inc.	185,553	7,858
	National Retail Properties Inc.	146,402	7,850
	Iron Mountain Inc.	246,275	7,849
	Jones Lang LaSalle Inc.	43,941	7,650
	Kilroy Realty Corp.	90,813	7,619
	Zions Bancorp NA	145,443	7,551
	Gaming and Leisure Properties Inc.	175,049	7,536
	SEI Investments Co.	114,191	7,477
	RenaissanceRe Holdings Ltd.	37,576	7,366
	Kimco Realty Corp.	337,154	6,982
	Voya Financial Inc.	112,112	6,837
	Assurant Inc.	51,926	6,806
	American Financial Group Inc.	61,390	6,731
	STORE Capital Corp.	177,096	6,595
	Lamar Advertising Co. Class A	73,404	6,552
	Apartment Investment & Management Co.	126,103	6,513
	CyrusOne Inc.	97,550	6,383
	LPL Financial Holdings Inc.	69,183	6,382
	People's United Financial Inc.	375,847	6,352
	Douglas Emmett Inc.	144,132	6,327
	SL Green Realty Corp.	68,581	6,301
	Franklin Resources Inc.	233,548	6,068
	East West Bancorp Inc.	124,102	6,044
	TCF Financial Corp.	129,125	6,043
	Signature Bank	44,077	6,021
*	GCI Liberty Inc. Class A	82,024	5,811
	Commerce Bancshares Inc.	85,034	5,777
	New Residential Investment Corp.	356,171	5,738
	Americold Realty Trust	163,373	5,728
*	Athene Holding Ltd. Class A	120,169	5,652
	American Homes 4 Rent Class A	215,530	5,649
	Invesco Ltd.	312,037	5,610
	American Campus Communities Inc.	118,957	5,595
	Starwood Property Trust Inc.	223,600	5,559
	Prosperity Bancshares Inc.	76,580	5,505
	Old Republic International Corp.	245,387	5,489
	Brixmor Property Group Inc.	250,641	5,416
	Healthcare Trust of America Inc. Class A	175,708	5,320
	First American Financial Corp.	90,296	5,266
	CubeSmart	166,828	5,252
	Park Hotels & Resorts Inc.	201,808	5,221
	Cousins Properties Inc.	126,634	5,217
	Hudson Pacific Properties Inc.	130,545	4,915
	Popular Inc.	82,883	4,869
	Primerica Inc.	36,378	4,750
	Cullen/Frost Bankers Inc.	48,347	4,727
	Synovus Financial Corp.	120,490	4,723

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	EPR Properties	66,692	4,711
	Unum Group	158,653	4,626
	Hanover Insurance Group Inc.	33,479	4,576
	New York Community Bancorp Inc.	378,193	4,546
	Western Alliance Bancorp	79,692	4,542
*	Howard Hughes Corp.	35,770	4,536
	First Industrial Realty Trust Inc.	107,508	4,463
	Jefferies Financial Group Inc.	207,738	4,439
	JBG SMITH Properties	110,528	4,409
	Eaton Vance Corp.	94,237	4,400
	First Horizon National Corp.	265,515	4,397
	Radian Group Inc.	172,011	4,328
	Life Storage Inc.	39,737	4,303
	Rexford Industrial Realty Inc.	94,180	4,301
*,^	Zillow Group Inc.	93,417	4,292
	EastGroup Properties Inc.	32,325	4,289
	Highwoods Properties Inc.	87,663	4,288
	Webster Financial Corp.	79,454	4,240
	Kemper Corp.	54,448	4,220
	MGIC Investment Corp.	295,857	4,192
	Essent Group Ltd.	79,797	4,149
	Spirit Realty Capital Inc.	83,836	4,123
	Axis Capital Holdings Ltd.	68,505	4,072
	First Financial Bankshares Inc.	114,376	4,015
	Pinnacle Financial Partners Inc.	62,494	4,000
*	Credit Acceptance Corp.	9,025	3,992
	Blackstone Mortgage Trust Inc. Class A	105,833	3,939
	PacWest Bancorp	102,401	3,919
	Valley National Bancorp	332,863	3,811
	Assured Guaranty Ltd.	77,459	3,797
	Glacier Bancorp Inc.	82,152	3,778
	Healthcare Realty Trust Inc.	112,615	3,758
	CIT Group Inc.	81,884	3,736
	Lazard Ltd. Class A	91,767	3,667
	Ryman Hospitality Properties Inc.	42,301	3,666
	CoreSite Realty Corp.	32,611	3,656
	Erie Indemnity Co. Class A	22,016	3,655
	Rayonier Inc.	110,644	3,625
	Sterling Bancorp	171,769	3,621
	Sabra Health Care REIT Inc.	166,993	3,564
*	Brighthouse Financial Inc.	90,364	3,545
	STAG Industrial Inc.	112,045	3,537
	FNB Corp.	276,125	3,507
	Stifel Financial Corp.	57,170	3,467
	Wintrust Financial Corp.	48,445	3,435
	Janus Henderson Group plc	140,303	3,430
	Affiliated Managers Group Inc.	40,109	3,399
	Outfront Media Inc.	126,411	3,390
	Service Properties Trust	138,521	3,370
	United Bankshares Inc.	87,111	3,368
	Bank of Hawaii Corp.	35,224	3,352
	Umpqua Holdings Corp.	188,697	3,340
	Selective Insurance Group Inc.	50,801	3,312
	IBERIABANK Corp.	44,186	3,306
	Two Harbors Investment Corp.	226,059	3,305
	First Hawaiian Inc.	114,527	3,304
^	Macerich Co.	122,603	3,300
	RLI Corp.	36,339	3,271
	Hancock Whitney Corp.	73,877	3,242
	Equity Commonwealth	98,555	3,236
	Bank OZK	105,665	3,223
	Chimera Investment Corp.	156,623	3,220
	Weingarten Realty Investors	102,434	3,200
	SLM Corp.	356,610	3,177

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Community Bank System Inc.	43,831	3,109
	White Mountains Insurance Group Ltd.	2,763	3,082
	Associated Banc-Corp	139,372	3,072
	Terreno Realty Corp.	55,918	3,027
	Physicians Realty Trust	158,961	3,011
	BankUnited Inc.	82,334	3,010
	Pebblebrook Hotel Trust	111,750	2,996
	Interactive Brokers Group Inc.	64,033	2,985
	Apple Hospitality REIT Inc.	176,885	2,874
	FirstCash Inc.	35,599	2,870
	QTS Realty Trust Inc. Class A	52,778	2,864
	MFA Financial Inc.	373,851	2,860
	National Health Investors Inc.	35,048	2,856
	Corporate Office Properties Trust	96,813	2,844
	CenterState Bank Corp.	112,938	2,821
	Old National Bancorp	154,153	2,819
	UMB Financial Corp.	40,497	2,780
	Federated Investors Inc. Class B	85,271	2,779
	OneMain Holdings Inc.	65,742	2,771
	Sunstone Hotel Investors Inc.	195,912	2,727
	Simmons First National Corp. Class A	101,183	2,711
	PS Business Parks Inc.	16,438	2,710
	BancorpSouth Bank	84,918	2,667
	Home BancShares Inc.	135,239	2,659
	Navient Corp.	192,361	2,632
	Atlantic Union Bankshares Corp.	69,631	2,615
	RLJ Lodging Trust	147,226	2,609
	Fulton Financial Corp.	148,728	2,592
	Legg Mason Inc.	71,592	2,571
	Columbia Banking System Inc.	62,787	2,554
	Paramount Group Inc.	182,184	2,536
	Cathay General Bancorp	66,224	2,520
	Independent Bank Corp.	30,198	2,514
	Washington Federal Inc.	68,156	2,498
	South State Corp.	28,713	2,491
*	Texas Capital Bancshares Inc.	42,830	2,431
	CVB Financial Corp.	112,295	2,423
	Ameris Bancorp	56,926	2,422
	Retail Properties of America Inc.	180,651	2,421
	Piedmont Office Realty Trust Inc. Class A	108,236	2,407
*	Cannae Holdings Inc.	64,342	2,393
	American Equity Investment Life Holding Co.	79,841	2,390
	Lexington Realty Trust Class B	223,811	2,377
	CNO Financial Group Inc.	131,011	2,375
	Agree Realty Corp.	33,733	2,367
	PotlatchDeltic Corp.	54,598	2,362
	Apollo Commercial Real Estate Finance Inc.	127,293	2,328
	Ares Management Corp. Class A	64,500	2,302
	Kennedy-Wilson Holdings Inc.	102,975	2,296
	Brandywine Realty Trust	145,113	2,286
	First Midwest Bancorp Inc.	98,905	2,281
	Investors Bancorp Inc.	187,538	2,235
	BOK Financial Corp.	25,271	2,209
	Columbia Property Trust Inc.	104,276	2,180
	Evercore Inc. Class A	29,059	2,172
*	Enstar Group Ltd.	10,403	2,152
	United Community Banks Inc.	69,530	2,147
	Empire State Realty Trust Inc.	152,771	2,133
	International Bancshares Corp.	49,234	2,121
	WesBanco Inc.	55,852	2,111
	First Financial Bancorp	82,727	2,105
	Xenia Hotels & Resorts Inc.	97,330	2,103
*	LendingTree Inc.	6,924	2,101
*	Zillow Group Inc. Class A	45,805	2,095

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Invesco Mortgage Capital Inc.	125,013	2,081
	Colony Capital Inc.	435,530	2,069
	Washington REIT	70,667	2,062
	First BanCorp	193,153	2,045
	WSFS Financial Corp.	46,439	2,043
	DiamondRock Hospitality Co.	179,760	1,992
*	Cushman & Wakefield plc	97,316	1,989
	Cadence BanCorp Class A	108,164	1,961
	First Citizens BancShares Inc. Class A	3,657	1,946
	First Merchants Corp.	46,615	1,939
	American Assets Trust Inc.	41,997	1,928
*	NMI Holdings Inc. Class A	57,570	1,910
	Urban Edge Properties	99,481	1,908
	PennyMac Mortgage Investment Trust	85,385	1,903
	Acadia Realty Trust	73,314	1,901
*	eHealth Inc.	19,751	1,898
	Argo Group International Holdings Ltd.	28,702	1,887
	SITE Centers Corp.	133,430	1,871
*	Genworth Financial Inc. Class A	422,282	1,858
	Trustmark Corp.	52,771	1,821
	Senior Housing Properties Trust	214,485	1,810
	CoreCivic Inc.	103,738	1,803
	Kinsale Capital Group Inc.	17,342	1,763
	Four Corners Property Trust Inc.	62,274	1,756
	Essential Properties Realty Trust Inc.	70,756	1,755
	Retail Opportunity Investments Corp.	98,971	1,748
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	54,030	1,739
	National Storage Affiliates Trust	51,531	1,732
	Houlihan Lokey Inc. Class A	35,039	1,712
	Independent Bank Group Inc.	30,229	1,676
	GEO Group Inc.	100,539	1,670
	Ladder Capital Corp. Class A	92,501	1,669
	Pacific Premier Bancorp Inc.	51,100	1,666
	Banner Corp.	29,418	1,665
	ProAssurance Corp.	46,045	1,664
	Great Western Bancorp Inc.	47,641	1,655
	Santander Consumer USA Holdings Inc.	70,791	1,654
	Hope Bancorp Inc.	111,219	1,653
	Newmark Group Inc. Class A	122,568	1,649
	Renasant Corp.	46,460	1,646
	CareTrust REIT Inc.	79,610	1,642
	First Interstate BancSystem Inc. Class A	39,060	1,637
	Westamerica Bancorporation	23,815	1,614
	ServisFirst Bancshares Inc.	42,589	1,605
	Walker & Dunlop Inc.	24,744	1,600
	Capitol Federal Financial Inc.	116,460	1,599
	Redwood Trust Inc.	96,468	1,596
	Horace Mann Educators Corp.	36,526	1,595
	Mack-Cali Realty Corp.	68,466	1,584
	Taubman Centers Inc.	50,189	1,560
	Towne Bank	55,932	1,556
	New York Mortgage Trust Inc.	248,071	1,545
	Hilltop Holdings Inc.	61,363	1,530
	Northwest Bancshares Inc.	91,855	1,528
*	PRA Group Inc.	42,050	1,526
	Kite Realty Group Trust	77,745	1,518
	LTC Properties Inc.	33,852	1,516
	Global Net Lease Inc.	73,505	1,491
	Easterly Government Properties Inc.	62,738	1,489
	Artisan Partners Asset Management Inc. Class A	45,834	1,481
	NBT Bancorp Inc.	36,000	1,460
	Heartland Financial USA Inc.	29,083	1,447
	Clearway Energy Inc.	72,253	1,441
	S&T Bancorp Inc.	35,660	1,437

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	FGL Holdings	134,259	1,430
	BGC Partners Inc. Class A	238,143	1,415
^	Broadmark Realty Capital Inc.	109,775	1,400
	Cohen & Steers Inc.	21,933	1,377
	National General Holdings Corp.	61,520	1,360
*	Axos Financial Inc.	44,785	1,356
*	Seacoast Banking Corp. of Florida	44,354	1,356
	Provident Financial Services Inc.	54,648	1,347
	Office Properties Income Trust	41,826	1,344
*,^	Redfin Corp.	62,945	1,331
	American Finance Trust Inc.	99,800	1,323
	Veritex Holdings Inc.	44,877	1,307
	Eagle Bancorp Inc.	26,878	1,307
	Moelis & Co. Class A	40,230	1,284
	First Busey Corp.	46,499	1,279
	First Commonwealth Financial Corp.	88,077	1,278
^	Tanger Factory Outlet Centers Inc.	86,016	1,267
	Industrial Logistics Properties Trust	55,767	1,250
	Alexander & Baldwin Inc.	59,330	1,244
	Uniti Group Inc.	150,597	1,236
	Universal Health Realty Income Trust	10,489	1,231
^	Arbor Realty Trust Inc.	84,363	1,211
	Berkshire Hills Bancorp Inc.	36,800	1,210
	Brookline Bancorp Inc.	73,198	1,205
	Summit Hotel Properties Inc.	97,548	1,204
	Monmouth Real Estate Investment Corp.	83,130	1,204
	BancFirst Corp.	19,215	1,200
	City Holding Co.	14,498	1,188
	Park National Corp.	11,535	1,181
	Mercury General Corp.	23,950	1,167
	Hamilton Lane Inc. Class A	19,564	1,166
	Seritage Growth Properties Class A	28,454	1,140
	First Bancorp	28,478	1,137
	Sandy Spring Bancorp Inc.	29,891	1,132
	Flagstar Bancorp Inc.	29,476	1,127
	OceanFirst Financial Corp.	44,029	1,125
	Safety Insurance Group Inc.	12,100	1,120
	OFG Bancorp	47,383	1,119
	Meta Financial Group Inc.	30,553	1,115
	Lakeland Financial Corp.	22,760	1,114
	James River Group Holdings Ltd.	26,739	1,102
	Nelnet Inc. Class A	18,916	1,102
	Enterprise Financial Services Corp.	22,647	1,092
	Tompkins Financial Corp.	11,757	1,076
	AMERISAFE Inc.	16,217	1,071
	Waddell & Reed Financial Inc. Class A	63,737	1,066
	RPT Realty	70,559	1,061
	Getty Realty Corp.	32,126	1,056
	Employers Holdings Inc.	25,275	1,055
	TPG RE Finance Trust Inc.	51,850	1,051
	American National Insurance Co.	8,821	1,038
	Independence Realty Trust Inc.	73,590	1,036
	Southside Bancshares Inc.	27,860	1,035
	Virtu Financial Inc. Class A	64,347	1,029
	ARMOUR Residential REIT Inc.	57,149	1,021
*	LendingClub Corp.	79,742	1,006
	Colony Credit Real Estate Inc.	75,357	992
	TFS Financial Corp.	50,380	991
*	Green Dot Corp. Class A	42,399	988
	National Bank Holdings Corp. Class A	27,571	971
	Armada Hoffler Properties Inc.	52,430	962
	Piper Jaffray Cos.	11,892	951
	Boston Private Financial Holdings Inc.	78,736	947
*	Encore Capital Group Inc.	25,884	915

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Realogy Holdings Corp.	93,800	908
	Kearny Financial Corp.	65,417	905
	PennyMac Financial Services Inc.	26,427	900
	United Fire Group Inc.	20,202	883
	PJT Partners Inc.	19,447	878
	Carolina Financial Corp.	20,176	872
	Heritage Financial Corp.	30,438	861
	German American Bancorp Inc.	24,015	855
	Brookfield Property REIT Inc. Class A	45,905	847
	Franklin Street Properties Corp.	98,415	842
	TriCo Bancshares	20,418	833
*	Nicolet Bankshares Inc.	11,206	828
*	Ambac Financial Group Inc.	37,777	815
	Preferred Bank	13,521	812
*	WillScot Corp. Class A	43,768	809
	iStar Inc.	55,726	809
*	HomeStreet Inc.	23,088	785
	Heritage Commerce Corp.	60,971	782
*	Marcus & Millichap Inc.	20,957	781
	NexPoint Residential Trust Inc.	17,203	774
	Investors Real Estate Trust	10,641	771
*	Enova International Inc.	31,739	764
	Granite Point Mortgage Trust Inc.	41,422	761
*	Mr Cooper Group Inc.	60,343	755
	Meridian Bancorp Inc.	37,362	751
	Universal Insurance Holdings Inc.	26,318	737
	Origin Bancorp Inc.	19,150	725
	Central Pacific Financial Corp.	24,389	721
	TrustCo Bank Corp. NY	82,939	719
	Stewart Information Services Corp.	17,620	719
*	Allegiance Bancshares Inc.	19,113	719
	Chatham Lodging Trust	38,958	714
*	Triumph Bancorp Inc.	18,637	709
^	Innovative Industrial Properties Inc.	9,092	690
*	MBIA Inc.	74,024	688
*	Third Point Reinsurance Ltd.	65,400	688
*	Focus Financial Partners Inc. Class A	23,279	686
	Dime Community Bancshares Inc.	32,379	676
	Virtus Investment Partners Inc.	5,523	672
*	Columbia Financial Inc.	39,498	669
^	Washington Prime Group Inc.	182,415	664
*	Customers Bancorp Inc.	27,711	660
	Brightsphere Investment Group Inc.	64,232	656
	Stock Yards Bancorp Inc.	15,916	654
	Banc of California Inc.	37,714	648
	Capstead Mortgage Corp.	81,316	644
	Lakeland Bancorp Inc.	36,616	636
	Community Healthcare Trust Inc.	14,808	635
	Northfield Bancorp Inc.	37,390	634
	City Office REIT Inc.	46,610	630
	New Senior Investment Group Inc.	82,301	630
	Midland States Bancorp Inc.	21,539	624
	National Western Life Group Inc. Class A	2,144	624
	Alexander's Inc.	1,885	623
	CBTX Inc.	19,652	612
	Peapack Gladstone Financial Corp.	19,698	609
	Bryn Mawr Bank Corp.	14,718	607
	Univest Financial Corp.	22,507	603
	RE/MAX Holdings Inc. Class A	15,637	602
	First Bancshares Inc.	16,891	600
	Federal Agricultural Mortgage Corp.	7,166	598
	Hanmi Financial Corp.	29,756	595
	RMR Group Inc. Class A	13,025	594
	First of Long Island Corp.	23,251	583

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Opus Bank	22,425	580
	Urstadt Biddle Properties Inc. Class A	23,329	579
	FB Financial Corp.	14,542	576
*	St. Joe Co.	28,982	575
	WisdomTree Investments Inc.	118,321	573
	ConnectOne Bancorp Inc.	22,262	573
	Washington Trust Bancorp Inc.	10,612	571
	CatchMark Timber Trust Inc. Class A	49,512	568
*	INTL. FCStone Inc.	11,591	566
	State Auto Financial Corp.	18,211	565
	Gladstone Commercial Corp.	25,789	564
	Republic Bancorp Inc.Class A	11,932	558
	Great Southern Bancorp Inc.	8,698	551
	Horizon Bancorp Inc.	28,865	548
*	Carter Bank & Trust	23,054	547
	Ellington Financial Inc.	29,800	546
*	TriState Capital Holdings Inc.	20,232	528
	Community Trust Bancorp Inc.	11,234	524
	Saul Centers Inc.	9,891	522
	QCR Holdings Inc.	11,892	522
	People's Utah Bancorp	17,258	520
	Retail Value Inc.	14,022	516
	Preferred Apartment Communities Inc. Class A	38,542	513
	Front Yard Residential Corp.	41,596	513
*	Palomar Holdings Inc. Class A	10,149	512
	UMH Properties Inc.	31,792	500
	Safehold Inc.	12,197	492
	Camden National Corp.	10,634	490
	First Foundation Inc.	28,055	488
	American National Bankshares Inc.	12,302	487
*	World Acceptance Corp.	5,632	487
	Clearway Energy Inc. Class A	25,327	484
	Byline Bancorp Inc.	24,690	483
	Whitestone REIT	35,347	481
	Western Asset Mortgage Capital Corp.	46,368	479
	AG Mortgage Investment Trust Inc.	31,006	478
	Ready Capital Corp.	30,877	476
*	Bancorp Inc.	36,113	468
	First Defiance Financial Corp.	14,815	467
	Flushing Financial Corp.	21,591	466
	Waterstone Financial Inc.	24,139	459
	FBL Financial Group Inc. Class A	7,741	456
	Bridge Bancorp Inc.	13,560	455
	Hersha Hospitality Trust Class A	30,464	443
	Peoples Bancorp Inc.	12,777	443
	CorEnergy Infrastructure Trust Inc.	9,866	441
	Bank First Corp.	6,300	441
	Bank of Marin Bancorp	9,648	435
	Mercantile Bank Corp.	11,852	432
	KKR Real Estate Finance Trust Inc.	21,141	432
	First Financial Corp.	9,252	423
	Global Medical REIT Inc.	31,940	423
	United Community Financial Corp.	34,569	403
	Goosehead Insurance Inc. Class A	9,479	402
	Independent Bank Corp.	17,529	397
	MidWestOne Financial Group Inc.	10,700	388
*	Watford Holdings Ltd.	15,300	385
	RBB Bancorp	18,000	381
*	Cowen Inc. Class A	24,160	381
	CorePoint Lodging Inc.	35,204	376
	Alerus Financial Corp.	16,141	369
	Arrow Financial Corp.	9,710	367
	Victory Capital Holdings Inc. Class A	17,377	364
	First Community Bankshares Inc.	11,537	358

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Assetmark Financial Holdings Inc.	12,143	352
	Franklin Financial Network Inc.	10,257	352
*	BRP Group Inc. Class A	21,866	351
	1st Source Corp.	6,680	347
	Jernigan Capital Inc.	18,034	345
	Diamond Hill Investment Group Inc.	2,446	344
	Sculptor Capital Management Inc. Class A	15,482	342
*	Bridgewater Bancshares Inc.	24,367	336
	Dynex Capital Inc.	19,751	335
*	Amerant Bancorp Inc.	15,321	334
	CNB Financial Corp.	10,149	332
	Bar Harbor Bankshares	13,006	330
	Live Oak Bancshares Inc.	17,311	329
*	Baycom Corp.	14,250	324
	Business First Bancshares Inc.	12,976	323
	Financial Institutions Inc.	10,038	322
	Ares Commercial Real Estate Corp.	20,282	321
*	Equity Bancshares Inc. Class A	10,342	319
*,^	eXp World Holdings Inc.	27,949	317
*	Atlantic Capital Bancshares Inc.	17,184	315
	HomeTrust Bancshares Inc.	11,616	312
	Westwood Holdings Group Inc.	10,426	309
	Orchid Island Capital Inc.	52,315	306
	First Mid Bancshares Inc.	8,667	306
	Farmers National Banc Corp.	18,510	302
	First Internet Bancorp	12,720	302
	First Choice Bancorp	11,186	302
	Orrstown Financial Services Inc.	13,332	302
*	Forestar Group Inc.	14,329	299
*	Metropolitan Bank Holding Corp.	6,188	298
*	Randolph Bancorp Inc.	16,778	296
	Cambridge Bancorp	3,671	294
	HCI Group Inc.	6,410	293
	Ladenburg Thalmann Financial Services Inc.	82,809	288
	One Liberty Properties Inc.	10,579	288
	Exantas Capital Corp.	24,347	288
*	EZCORP Inc. Class A	41,670	284
*	Spirit of Texas Bancshares Inc.	12,308	283
	SB One Bancorp	11,084	276
*	Greenlight Capital Re Ltd. Class A	27,050	273
	Amalgamated Bank Class A	13,999	272
	Old Second Bancorp Inc.	20,067	270
	PCSB Financial Corp.	13,132	266
^	Pennsylvania REIT	49,666	265
	Heritage Insurance Holdings Inc.	19,766	262
	Merchants Bancorp	13,172	260
*	Pacific Mercantile Bancorp	31,645	257
*	FRP Holdings Inc.	5,128	255
	Cedar Realty Trust Inc.	86,316	255
	Capstar Financial Holdings Inc.	15,265	254
	Braemar Hotels & Resorts Inc.	28,386	253
	Plymouth Industrial REIT Inc.	13,717	252
*	PICO Holdings Inc.	22,524	250
	Bluerock Residential Growth REIT Inc. Class A	20,718	250
	Mid Penn Bancorp Inc.	8,647	249
	Citizens & Northern Corp.	8,811	249
	Safeguard Scientifics Inc.	22,542	248
	Sierra Bancorp	8,494	247
	West Bancorporation Inc.	9,617	246
	BBX Capital Corp. Class A	50,915	243
	Civista Bancshares Inc.	10,116	243
	Cherry Hill Mortgage Investment Corp.	16,365	239
*	Hallmark Financial Services Inc.	13,459	236
	Anworth Mortgage Asset Corp.	67,152	236

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Pioneer Bancorp Inc.	15,418	236
*	Richmond Mutual Bancorporation Inc.	14,600	233
	Greenhill & Co. Inc.	13,600	232
	Oak Valley Bancorp	11,820	230
*	PDL Community Bancorp	15,513	228
	Home Bancorp Inc.	5,803	227
*	Republic First Bancorp Inc.	54,003	226
	Ashford Hospitality Trust Inc.	79,633	222
	First Bancorp Inc.	7,333	222
	Urstadt Biddle Properties Inc.	11,046	219
*	Howard Bancorp Inc.	12,984	219
	Southern National Bancorp of Virginia Inc.	13,308	218
	Peoples Financial Services Corp.	4,308	217
*	International Money Express Inc.	18,000	217
*	Medallion Financial Corp.	29,600	215
*	Citizens Inc. Class A	31,480	212
	Community Financial Corp.	5,956	212
	Global Indemnity Ltd.	7,114	211
*	Tejon Ranch Co.	13,043	208
*	MainStreet Bancshares Inc.	8,911	205
	SmartFinancial Inc.	8,647	205
	Gladstone Land Corp.	15,740	204
	Enterprise Bancorp Inc.	6,024	204
	Oppenheimer Holdings Inc. Class A	7,396	203
	United Security Bancshares	18,866	202
*	Coastal Financial Corp.	12,289	202
	Hingham Institution for Savings	962	202
	Franklin Financial Services Corp.	5,214	202
	Central Valley Community Bancorp	9,286	201
*	Regional Management Corp.	6,593	198
	LCNB Corp.	10,252	198
	Guaranty Bancshares Inc.	6,015	198
	Ellington Residential Mortgage REIT	18,173	197
	FS Bancorp Inc.	3,069	196
*	MMA Capital Holdings Inc.	6,100	194
	Hawthorn Bancshares Inc.	7,600	194
	Summit Financial Group Inc.	7,124	193
	Capital City Bank Group Inc.	6,319	193
	Southern Missouri Bancorp Inc.	5,023	193
	Farmers & Merchants Bancorp Inc.	6,384	192
*,^	Health Insurance Innovations Inc. Class A	9,960	192
*	Southern First Bancshares Inc.	4,512	192
*	On Deck Capital Inc.	46,277	192
	FNCB Bancorp Inc.	22,643	191
*	First Western Financial Inc.	11,600	191
*	FVCBankcorp Inc.	10,750	188
	National Bankshares Inc.	4,164	187
	Consolidated-Tomoka Land Co.	3,057	184
	PCB Bancorp	10,610	183
*	HarborOne Bancorp Inc.	16,465	181
	United Insurance Holdings Corp.	14,207	179
	FedNat Holding Co.	10,699	178
	Luther Burbank Corp.	15,347	177
	ACNB Corp.	4,637	175
	Protective Insurance Corp. Class B	10,856	175
	Century Bancorp Inc. Class A	1,900	171
	MutualFirst Financial Inc.	4,298	171
	Arlington Asset Investment Corp. Class A	30,471	170
	Fidelity D&D Bancorp Inc.	2,713	169
	Northrim BanCorp Inc.	4,327	166
	Level One Bancorp Inc.	6,551	165
	Sterling Bancorp Inc.	20,200	164
	Codorus Valley Bancorp Inc.	7,091	163
	Marlin Business Services Corp.	7,373	162

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Penns Woods Bancorp Inc.	4,312	153
	Macatawa Bank Corp.	13,643	152
	Great Ajax Corp.	10,143	150
	Farmland Partners Inc.	21,975	149
	Clipper Realty Inc.	14,042	149
	Investar Holding Corp.	6,106	147
	Investors Title Co.	915	146
	Norwood Financial Corp.	3,727	145
	Premier Financial Bancorp Inc.	7,891	143
	BankFinancial Corp.	10,939	143
	Western New England Bancorp Inc.	14,848	143
*	Select Bancorp Inc.	11,590	143
	Territorial Bancorp Inc.	4,529	140
	Reliant Bancorp Inc.	6,284	140
	First Northwest Bancorp	7,546	137
	Standard AVB Financial Corp.	4,450	133
*	Rafael Holdings Inc. Class B	7,468	133
	Middlefield Banc Corp.	5,094	133
	First Bank	11,738	130
	Tiptree Inc.	15,559	127
*	Entegra Financial Corp.	4,157	125
	Pzena Investment Management Inc. Class A	14,523	125
	South Plains Financial Inc.	5,944	124
	CBL & Associates Properties Inc.	116,777	123
	Riverview Bancorp Inc.	14,806	122
	Northeast Bank	5,474	120
	Independence Holding Co.	2,858	120
	Mackinac Financial Corp.	6,869	120
	BCB Bancorp Inc.	8,673	120
*	Stratus Properties Inc.	3,856	119
	Shore Bancshares Inc.	6,832	119
	MVB Financial Corp.	4,743	118
	Parke Bancorp Inc.	4,622	117
	First Financial Northwest Inc.	7,628	114
	First Business Financial Services Inc.	4,314	114
	Bank of Princeton	3,544	112
	Chemung Financial Corp.	2,549	108
	First Community Corp.	4,821	104
	Bank of Commerce Holdings	8,874	103
*	Malvern Bancorp Inc.	4,442	103
	Timberland Bancorp Inc.	3,406	101
	Hunt Cos. Finance Trust Inc.	30,449	98
	ESSA Bancorp Inc.	5,800	98
	Community Bankers Trust Corp.	10,847	96
	Prudential Bancorp Inc.	5,160	96
	Evans Bancorp Inc.	2,377	95
*	Esquire Financial Holdings Inc.	3,649	95
	First Guaranty Bancshares Inc.	4,349	95
	C&F Financial Corp.	1,671	92
*	Curo Group Holdings Corp.	7,413	90
*	NI Holdings Inc.	5,165	89
	Donegal Group Inc. Class A	5,852	87
	OP Bancorp	8,347	87
	SB Financial Group Inc.	4,383	86
	Associated Capital Group Inc. Class A	2,140	84
*	Ocwen Financial Corp.	60,153	82
	Bankwell Financial Group Inc.	2,772	80
	Sachem Capital Corp.	17,836	77
*	MoneyGram International Inc.	36,300	76
	Greene County Bancorp Inc.	2,506	72
	1st Constitution Bancorp	3,259	72
	Unity Bancorp Inc.	3,156	71
	Provident Financial Holdings Inc.	3,235	71
	BRT Apartments Corp.	4,134	70

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Aspen Group Inc.	8,631	69
	Sotherly Hotels Inc.	10,121	69
	First United Corp.	2,828	68
	GAIN Capital Holdings Inc.	16,918	67
*	HBT Financial Inc.	3,343	63
	Peoples Bancorp of North Carolina Inc.	1,927	63
*	ProSight Global Inc.	3,869	62
	Union Bankshares Inc.	1,684	61
	Kingstone Cos. Inc.	7,803	60
	CB Financial Services Inc.	2,000	60
	Griffin Industrial Realty Inc.	1,523	60
*	Impac Mortgage Holdings Inc.	10,822	57
	Two River Bancorp	2,527	57
*	Provident Bancorp Inc.	4,080	51
*	Altisource Portfolio Solutions SA	2,562	50
	Ohio Valley Banc Corp.	1,244	49
	First Savings Financial Group Inc.	703	47
	Global Self Storage Inc.	10,820	47
*	Oportun Financial Corp.	1,884	45
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
	Blue Capital Reinsurance Holdings Ltd.	6,006	41
*	FlexShopper Inc.	16,024	41
*	Ashford Inc.	1,665	39
*	Security National Financial Corp. Class A	6,574	38
	Old Point Financial Corp.	1,344	37
	AmeriServ Financial Inc.	8,751	37
	Manning & Napier Inc.	20,773	36
	Federal Agricultural Mortgage Corp. Class A	484	36
	Bank7 Corp.	1,874	36
	Spirit MTA REIT	44,200	34
	Silvercrest Asset Management Group Inc. Class A	2,679	34
*	GWG Holdings Inc.	3,403	33
	Plumas Bancorp	1,230	32
	Severn Bancorp Inc.	2,872	27
	Medley Management Inc. Class A	8,498	25
*	Elevate Credit Inc.	5,276	23
	Hennessy Advisors Inc.	2,219	22
*,^	Wheeler REIT Inc.	13,002	21
*	Transcontinental Realty Investors Inc.	475	19
*	Consumer Portfolio Services Inc.	5,489	19
*	Maui Land & Pineapple Co. Inc.	1,478	17
	US Global Investors Inc. Class A	9,831	14
	Condor Hospitality Trust Inc.	1,282	14
*	Meridian Corp.	591	12
*	HV Bancorp Inc.	630	11
	Manhattan Bridge Capital Inc.	1,586	10
*	1347 Property Insurance Holdings Inc.	1,775	10
*	Capital Bancorp Inc.	594	9
*	Nicholas Financial Inc.	983	8
	Bank of South Carolina Corp.	430	8
*,^	Riot Blockchain Inc.	7,199	8
*	Altisource Asset Management Corp.	592	7
	Sound Financial Bancorp Inc.	195	7
	Tremont Mortgage Trust	1,379	7
	WVS Financial Corp.	394	6
	County Bancorp Inc.	243	6
*	Asta Funding Inc.	556	6
*	Community First Bancshares Inc.	405	5
*	Central Federal Corp.	164	2
	Ottawa Bancorp Inc.	138	2
*	National Holdings Corp.	672	2
*,§	Ambit Biosciences Corp. CVR	1,900	1
*	Broadway Financial Corp.	546	1
*	Conifer Holdings Inc.	99	—

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Rekor Systems Inc.	95	—
*	CPI Card Group Inc.	296	—
*,§	Ditech Holding Corp. Warrants Exp. 02/09/2028	2,008	—
			5,304,303
Health Care (7.9%)
	Johnson & Johnson	2,256,376	329,138
	UnitedHealth Group Inc.	812,068	238,732
	Merck & Co. Inc.	2,184,008	198,636
	Pfizer Inc.	4,744,549	185,891
	Abbott Laboratories	1,515,583	131,644
	Medtronic plc	1,148,880	130,340
	Bristol-Myers Squibb Co.	2,000,545	128,415
	Amgen Inc.	509,992	122,944
	AbbVie Inc.	1,268,235	112,290
	Thermo Fisher Scientific Inc.	343,786	111,686
	Eli Lilly & Co.	741,739	97,487
	Gilead Sciences Inc.	1,083,033	70,375
	Anthem Inc.	217,526	65,699
	Cigna Corp.	320,452	65,529
	Becton Dickinson and Co.	231,756	63,031
*	Intuitive Surgical Inc.	99,172	58,626
	Stryker Corp.	272,663	57,243
	Zoetis Inc.	408,673	54,088
*	Boston Scientific Corp.	1,195,251	54,049
	Allergan plc	267,315	51,103
*	Vertex Pharmaceuticals Inc.	220,851	48,355
*	Biogen Inc.	154,317	45,790
*	Illumina Inc.	126,164	41,854
*	Edwards Lifesciences Corp.	178,780	41,708
	Humana Inc.	113,175	41,481
	Baxter International Inc.	437,709	36,601
	HCA Healthcare Inc.	231,825	34,266
	Zimmer Biomet Holdings Inc.	176,431	26,408
*	Regeneron Pharmaceuticals Inc.	69,673	26,161
*	IQVIA Holdings Inc.	141,004	21,787
*	Centene Corp.	336,155	21,134
*	Alexion Pharmaceuticals Inc.	181,224	19,599
*	IDEXX Laboratories Inc.	73,549	19,206
	ResMed Inc.	123,929	19,205
*	DexCom Inc.	78,371	17,143
*	Align Technology Inc.	60,929	17,002
	Teleflex Inc.	39,975	15,048
*	WellCare Health Plans Inc.	43,197	14,264
*	Laboratory Corp. of America Holdings	83,497	14,125
*	Incyte Corp.	158,134	13,808
	Cooper Cos. Inc.	42,680	13,713
*	BioMarin Pharmaceutical Inc.	154,743	13,083
	Cardinal Health Inc.	252,390	12,766
	Quest Diagnostics Inc.	115,364	12,320
*	Hologic Inc.	230,440	12,031
*	Seattle Genetics Inc.	103,845	11,865
*	Exact Sciences Corp.	127,291	11,772
*	Alnylam Pharmaceuticals Inc.	95,854	11,039
*	Varian Medical Systems Inc.	77,613	11,022
	STERIS plc	71,823	10,947
	Dentsply Sirona Inc.	190,301	10,769
	West Pharmaceutical Services Inc.	63,375	9,527
*	Elanco Animal Health Inc.	323,199	9,518
	Universal Health Services Inc. Class B	65,454	9,390
*	Insulet Corp.	53,310	9,127
*	Mylan NV	444,851	8,941
*	Neurocrine Biosciences Inc.	79,048	8,497
*	Henry Schein Inc.	126,145	8,416
*	Sarepta Therapeutics Inc.	60,784	7,844

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Molina Healthcare Inc.	54,186	7,352
*	Catalent Inc.	128,010	7,207
	Bio-Techne Corp.	32,556	7,146
*	Jazz Pharmaceuticals plc	46,739	6,977
*	Bio-Rad Laboratories Inc. Class A	18,205	6,736
*	Ionis Pharmaceuticals Inc.	109,424	6,610
*	Masimo Corp.	41,225	6,516
	Hill-Rom Holdings Inc.	57,161	6,489
*	Charles River Laboratories International Inc.	41,751	6,378
*	ABIOMED Inc.	37,011	6,314
	Chemed Corp.	13,898	6,105
*	PRA Health Sciences Inc.	53,454	5,941
	Encompass Health Corp.	84,473	5,851
*	Horizon Therapeutics plc	160,800	5,821
	Perrigo Co. plc	110,488	5,708
*	Novocure Ltd.	67,264	5,668
*	DaVita Inc.	73,262	5,497
*	Avantor Inc.	296,159	5,375
*	Arrowhead Pharmaceuticals Inc.	82,546	5,236
*	Medicines Co.	60,650	5,152
*,^	Teladoc Health Inc.	61,395	5,140
*	Haemonetics Corp.	43,520	5,000
*	Amedisys Inc.	27,740	4,630
*	Exelixis Inc.	262,035	4,617
	Bruker Corp.	87,498	4,460
*	HealthEquity Inc.	59,657	4,419
*	Penumbra Inc.	26,656	4,379
*	Syneos Health Inc.	72,544	4,315
*	ACADIA Pharmaceuticals Inc.	98,026	4,194
*	Reata Pharmaceuticals Inc. Class A	19,943	4,077
*	Envista Holdings Corp.	136,738	4,053
*	Global Blood Therapeutics Inc.	48,604	3,864
*	Globus Medical Inc.	65,499	3,857
*	Repligen Corp.	40,473	3,744
*	Mirati Therapeutics Inc.	28,526	3,676
*	Integra LifeSciences Holdings Corp.	62,580	3,647
*	Tenet Healthcare Corp.	91,227	3,469
*	NuVasive Inc.	44,796	3,465
*	Moderna Inc.	176,824	3,459
*	LHC Group Inc.	24,517	3,377
*	Nektar Therapeutics Class A	155,890	3,365
*	Blueprint Medicines Corp.	40,523	3,246
*	Wright Medical Group NV	105,916	3,228
*	Immunomedics Inc.	152,210	3,221
*	Sage Therapeutics Inc.	44,547	3,216
*	Guardant Health Inc.	40,995	3,203
*	ICU Medical Inc.	16,629	3,112
*	United Therapeutics Corp.	35,153	3,096
*	Nevro Corp.	26,068	3,064
*	Neogen Corp.	46,647	3,044
*	Omnicell Inc.	37,070	3,029
*	Bluebird Bio Inc.	33,462	2,936
*	Tandem Diabetes Care Inc.	47,755	2,847
	CONMED Corp.	25,034	2,800
*	Alkermes plc	136,872	2,792
*	FibroGen Inc.	63,446	2,721
*	Intercept Pharmaceuticals Inc.	21,690	2,688
*	Iovance Biotherapeutics Inc.	96,132	2,661
*	MyoKardia Inc.	36,487	2,659
*	Acadia Healthcare Co. Inc.	77,803	2,585
*	PTC Therapeutics Inc.	52,283	2,511
*	Agios Pharmaceuticals Inc.	52,103	2,488
*	NeoGenomics Inc.	82,276	2,407
*,^	Axsome Therapeutics Inc.	22,737	2,350

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Quidel Corp.	31,308	2,349
*	HMS Holdings Corp.	75,632	2,239
*	Halozyme Therapeutics Inc.	124,778	2,212
*,^	Allakos Inc.	22,945	2,188
*	Audentes Therapeutics Inc.	36,430	2,180
	Cantel Medical Corp.	30,053	2,131
*	Amicus Therapeutics Inc.	218,337	2,127
*	Select Medical Holdings Corp.	91,072	2,126
*	Natera Inc.	61,289	2,065
*	Emergent BioSolutions Inc.	37,636	2,030
*	Medpace Holdings Inc.	24,010	2,018
*	Acceleron Pharma Inc.	37,397	1,983
*	Arena Pharmaceuticals Inc.	43,193	1,962
*	Zogenix Inc.	37,155	1,937
*	Momenta Pharmaceuticals Inc.	97,500	1,924
	Ensign Group Inc.	42,194	1,914
*	ArQule Inc.	95,332	1,903
*	Ultragenyx Pharmaceutical Inc.	43,447	1,856
*	MEDNAX Inc.	66,139	1,838
*	Glaukos Corp.	33,656	1,833
*	Insmed Inc.	73,855	1,764
*	Deciphera Pharmaceuticals Inc.	27,920	1,738
*	Prestige Consumer Healthcare Inc.	42,806	1,734
*	Heron Therapeutics Inc.	72,949	1,714
*	Myriad Genetics Inc.	62,856	1,712
*	Ironwood Pharmaceuticals Inc. Class A	126,686	1,686
*	Pacira BioSciences Inc.	36,556	1,656
	Patterson Cos. Inc.	78,942	1,617
*	Kodiak Sciences Inc.	22,318	1,606
	Healthcare Services Group Inc.	65,206	1,586
*	iRhythm Technologies Inc.	22,939	1,562
*	Ligand Pharmaceuticals Inc.	14,652	1,528
*	Xencor Inc.	44,264	1,522
*	Portola Pharmaceuticals Inc.	63,492	1,516
*	Epizyme Inc.	59,901	1,474
*	Cardiovascular Systems Inc.	29,794	1,448
*	ChemoCentryx Inc.	36,336	1,437
*	Aimmune Therapeutics Inc.	42,727	1,430
*	Magellan Health Inc.	18,156	1,421
*,^	Esperion Therapeutics Inc.	23,775	1,418
*	Merit Medical Systems Inc.	45,365	1,416
*	Avanos Medical Inc.	40,853	1,377
*	Ra Pharmaceuticals Inc.	28,850	1,354
*	STAAR Surgical Co.	37,759	1,328
*	Apellis Pharmaceuticals Inc.	43,322	1,326
*	BioTelemetry Inc.	28,455	1,317
*	Turning Point Therapeutics Inc.	20,973	1,306
*	Editas Medicine Inc.	44,019	1,303
*	Invitae Corp.	76,504	1,234
*	Intra-Cellular Therapies Inc.	35,784	1,228
*	Veracyte Inc.	43,440	1,213
*	REGENXBIO Inc.	29,422	1,205
	US Physical Therapy Inc.	10,443	1,194
*	Inspire Medical Systems Inc.	15,663	1,162
*	AtriCure Inc.	34,870	1,134
*	Principia Biopharma Inc.	20,621	1,130
*	Brookdale Senior Living Inc.	154,032	1,120
*	Inogen Inc.	16,147	1,103
*	Addus HomeCare Corp.	11,313	1,100
*	Tactile Systems Technology Inc.	16,140	1,090
*	Dicerna Pharmaceuticals Inc.	48,024	1,058
*	Corcept Therapeutics Inc.	87,262	1,056
	National HealthCare Corp.	12,114	1,047
*	Coherus Biosciences Inc.	57,822	1,041

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Forty Seven Inc.	26,430	1,041
*	Aerie Pharmaceuticals Inc.	42,008	1,015
*	Fate Therapeutics Inc.	51,316	1,004
*	Theravance Biopharma Inc.	38,179	988
*,^	Allogene Therapeutics Inc.	37,616	977
*	Supernus Pharmaceuticals Inc.	40,632	964
*	Natus Medical Inc.	29,200	963
*	Constellation Pharmaceuticals Inc.	20,065	945
*	Denali Therapeutics Inc.	52,996	923
*	Varex Imaging Corp.	30,590	912
*	R1 RCM Inc.	70,184	911
*	Enanta Pharmaceuticals Inc.	14,615	903
*	Karyopharm Therapeutics Inc.	46,624	894
*	10X Genomics Inc. Class A	11,553	881
*	CryoLife Inc.	32,432	879
	Atrion Corp.	1,168	878
*,^	ZIOPHARM Oncology Inc.	184,031	869
*	Shockwave Medical Inc.	19,194	843
*	Hanger Inc.	30,289	836
*	Bridgebio Pharma Inc.	23,813	835
*	Innoviva Inc.	58,815	833
*	Sangamo Therapeutics Inc.	95,153	796
*	Athenex Inc.	51,427	785
	Luminex Corp.	33,538	777
*	Endo International plc	164,335	771
*	CareDx Inc.	35,265	761
*	Tricida Inc.	20,121	759
*	Revance Therapeutics Inc.	46,692	758
*	NanoString Technologies Inc.	26,856	747
*	Madrigal Pharmaceuticals Inc.	8,172	745
*	Silk Road Medical Inc.	18,051	729
*	Radius Health Inc.	35,967	725
*	Change Healthcare Inc.	43,743	717
*	CorVel Corp.	8,154	712
*	Akebia Therapeutics Inc.	111,408	704
*	Pennant Group Inc.	21,097	698
*	TG Therapeutics Inc.	62,434	693
*	Rocket Pharmaceuticals Inc.	30,380	691
*	Lantheus Holdings Inc.	33,532	688
*	Tivity Health Inc.	33,514	682
*	Rhythm Pharmaceuticals Inc.	29,599	680
*	Arvinas Inc.	16,494	678
*	Achillion Pharmaceuticals Inc.	111,445	672
*	Vanda Pharmaceuticals Inc.	40,286	661
*	Orthofix Medical Inc.	14,269	659
*	Collegium Pharmaceutical Inc.	31,542	649
*	Intersect ENT Inc.	26,064	649
*	Atara Biotherapeutics Inc.	38,860	640
*	Kadmon Holdings Inc.	139,705	633
*	HealthStream Inc.	23,165	630
*	Amphastar Pharmaceuticals Inc.	32,577	628
	LeMaitre Vascular Inc.	17,295	622
*	RadNet Inc.	30,506	619
*,^	Omeros Corp.	43,920	619
*	Cerus Corp.	145,208	613
*	G1 Therapeutics Inc.	22,493	594
*,^	Karuna Therapeutics Inc.	7,825	590
*	Vericel Corp.	33,818	588
*	NextCure Inc.	10,414	587
*	Gossamer Bio Inc.	37,385	584
*	Y-mAbs Therapeutics Inc.	18,675	584
*	Eagle Pharmaceuticals Inc.	9,445	567
*	Cara Therapeutics Inc.	34,972	563
*	Cytokinetics Inc.	52,353	555

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	ImmunoGen Inc.	107,461	549
*	Antares Pharma Inc.	116,010	545
*	Flexion Therapeutics Inc.	26,189	542
*,^	Intellia Therapeutics Inc.	36,782	540
*	Pacific Biosciences of California Inc.	104,978	540
*	Heska Corp.	5,621	539
*	Anika Therapeutics Inc.	10,392	539
*	Adverum Biotechnologies Inc.	45,773	527
*	Quanterix Corp.	22,160	524
*	Axogen Inc.	29,257	523
*	Assembly Biosciences Inc.	25,568	523
*	Relmada Therapeutics Inc.	13,400	523
*	Amneal Pharmaceuticals Inc.	108,315	522
*	Adaptive Biotechnologies Corp.	17,348	519
*	ANI Pharmaceuticals Inc.	8,394	518
*	Dermira Inc.	34,101	517
*,^	Cortexyme Inc.	9,164	514
*	OPKO Health Inc.	346,733	510
*	AngioDynamics Inc.	31,392	503
*	IGM Biosciences Inc.	13,061	498
*	Viking Therapeutics Inc.	61,875	496
*	Kura Oncology Inc.	35,894	494
*	OraSure Technologies Inc.	61,357	493
*	Krystal Biotech Inc.	8,667	480
*	TherapeuticsMD Inc.	197,251	477
*,^	Dynavax Technologies Corp. Class A	81,661	467
*	Retrophin Inc.	32,887	467
*,^	Clovis Oncology Inc.	44,663	466
*	Durect Corp.	121,335	461
*	Cutera Inc.	12,390	444
*	BioCryst Pharmaceuticals Inc.	128,009	442
*	Option Care Health Inc.	117,538	438
*,^	SmileDirectClub Inc.	50,004	437
*	Triple-S Management Corp. Class B	23,594	436
*	Ardelyx Inc.	57,223	429
*	OrthoPediatrics Corp.	9,089	427
*	Alector Inc.	24,647	425
*,^	PetIQ Inc. Class A	16,893	423
*,^	Sorrento Therapeutics Inc.	122,774	415
*	ViewRay Inc.	97,296	411
*	Stemline Therapeutics Inc.	38,488	409
*	Avrobio Inc.	19,986	402
*	MacroGenics Inc.	36,411	396
*	Surmodics Inc.	9,546	395
*	Applied Therapeutics Inc.	14,400	393
*	Voyager Therapeutics Inc.	27,907	389
*	SI-BONE Inc.	18,095	389
*	Rigel Pharmaceuticals Inc.	180,640	387
*	AnaptysBio Inc.	23,444	381
*	Matinas BioPharma Holdings Inc.	164,758	374
*,^	Accelerate Diagnostics Inc.	21,795	368
*	Arcus Biosciences Inc.	36,232	366
*	AMAG Pharmaceuticals Inc.	29,843	363
*	BioDelivery Sciences International Inc.	56,918	360
*	Axonics Modulation Technologies Inc.	12,839	356
*,^	Intrexon Corp.	64,708	355
*	Odonate Therapeutics Inc.	10,760	349
*	Provention Bio Inc.	22,799	340
*	Twist Bioscience Corp.	16,055	337
*	Synthorx Inc.	4,819	337
*	Crinetics Pharmaceuticals Inc.	13,349	335
*	Avid Bioservices Inc.	43,517	334
	Meridian Bioscience Inc.	34,159	334
	Utah Medical Products Inc.	3,090	333

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*,^	XBiotech Inc.	17,497	327
*	Agenus Inc.	78,117	318
*	Spectrum Pharmaceuticals Inc.	87,309	318
	Owens & Minor Inc.	59,333	307
*	Apollo Medical Holdings Inc.	16,627	306
*	PDL BioPharma Inc.	94,187	306
*	Progenics Pharmaceuticals Inc.	59,856	305
*	Molecular Templates Inc.	21,660	303
*	SIGA Technologies Inc.	62,890	300
*	Eiger BioPharmaceuticals Inc.	19,995	298
*	Pfenex Inc.	26,926	296
*	Eidos Therapeutics Inc.	4,913	282
*	IVERIC bio Inc.	32,429	278
*	Recro Pharma Inc.	15,149	278
*	Homology Medicines Inc.	13,250	274
*,^	Corbus Pharmaceuticals Holdings Inc.	50,216	274
*	CytomX Therapeutics Inc.	32,465	270
*	Puma Biotechnology Inc.	30,809	270
*	Catalyst Pharmaceuticals Inc.	71,517	268
*	Accuray Inc.	95,072	268
*	Verrica Pharmaceuticals Inc.	16,816	267
*	Community Health Systems Inc.	91,956	267
*	Lannett Co. Inc.	30,199	266
	Invacare Corp.	29,423	265
*	Cue Biopharma Inc.	16,688	265
*	Sientra Inc.	29,552	264
*	Joint Corp.	16,279	263
*	SpringWorks Therapeutics Inc.	6,747	260
*	BioSpecifics Technologies Corp.	4,422	252
*	Surgery Partners Inc.	15,873	248
*	Magenta Therapeutics Inc.	16,259	246
*,^	Rubius Therapeutics Inc.	25,885	246
*,^	Inovio Pharmaceuticals Inc.	74,416	246
*,^	Mallinckrodt plc	69,958	244
*	Kindred Biosciences Inc.	28,450	241
*	MEI Pharma Inc.	93,726	232
*	Calithera Biosciences Inc.	39,928	228
*	Evolus Inc.	18,308	223
*	Fluidigm Corp.	62,559	218
*	Jounce Therapeutics Inc.	24,864	217
*	Scholar Rock Holding Corp.	16,294	215
*	Alphatec Holdings Inc.	29,567	210
*	Harpoon Therapeutics Inc.	14,100	209
*	Replimune Group Inc.	14,443	207
*	Optinose Inc.	21,780	201
*	Progyny Inc.	7,148	196
*	Pulse Biosciences Inc.	14,626	196
*	Minerva Neurosciences Inc.	27,569	196
*,^	Ocular Therapeutix Inc.	49,571	196
*	Precision BioSciences Inc.	13,780	191
*	GenMark Diagnostics Inc.	39,688	191
*	GlycoMimetics Inc.	35,424	187
*	Palatin Technologies Inc.	238,694	187
*	TransMedics Group Inc.	9,791	186
*,^	CEL-SCI Corp.	20,242	185
*,^	MannKind Corp.	142,720	184
*	Xeris Pharmaceuticals Inc.	25,828	182
*	Apyx Medical Corp.	21,359	181
*	Vapotherm Inc.	14,711	179
*,^	Anavex Life Sciences Corp.	68,577	178
*	Abeona Therapeutics Inc.	53,886	176
*	Concert Pharmaceuticals Inc.	19,096	176
*	Stoke Therapeutics Inc.	6,184	175
*,^	Geron Corp.	128,670	175

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	TCR2 Therapeutics Inc.	12,240	175
*,^	Lexicon Pharmaceuticals Inc.	41,900	174
*,^	MediciNova Inc.	25,702	173
*	Athersys Inc.	139,637	172
*,^	Zynex Inc.	21,558	170
*	Agile Therapeutics Inc.	66,272	166
*	Exicure Inc.	57,794	165
*	Repro-Med Systems Inc.	25,122	164
*	Gritstone Oncology Inc.	18,037	162
*	Mersana Therapeutics Inc.	28,104	161
*	Spero Therapeutics Inc.	16,700	161
*	UNITY Biotechnology Inc.	22,000	159
*	Syros Pharmaceuticals Inc.	22,782	157
*,^	Amyris Inc.	50,500	156
*	Seres Therapeutics Inc.	44,375	153
*,^	Akcea Therapeutics Inc.	9,007	153
*	CASI Pharmaceuticals Inc.	48,675	150
*	Translate Bio Inc.	17,772	145
*	X4 Pharmaceuticals Inc.	13,208	141
*	BioLife Solutions Inc.	8,717	141
*	Enzo Biochem Inc.	53,422	140
*	RTI Surgical Holdings Inc.	51,207	140
*	NGM Biopharmaceuticals Inc.	7,564	140
*	Harrow Health Inc.	17,757	138
*	Marinus Pharmaceuticals Inc.	63,734	138
*	Eloxx Pharmaceuticals Inc.	18,556	137
*	Misonix Inc.	7,331	136
*	Chiasma Inc.	27,483	136
*	Proteostasis Therapeutics Inc.	58,455	133
*	Kala Pharmaceuticals Inc.	35,600	131
*	Venus Concept Inc.	27,875	131
*	Kiniksa Pharmaceuticals Ltd. Class A	11,665	129
*	Ovid therapeutics Inc.	31,087	129
*	SeaSpine Holdings Corp.	10,657	128
*	Aeglea BioTherapeutics Inc.	16,581	127
*	XOMA Corp.	4,561	124
*,^	Zynerba Pharmaceuticals Inc.	20,500	124
*	Akorn Inc.	80,461	121
*	Aravive Inc.	8,819	121
*	Five Prime Therapeutics Inc.	26,099	120
*,^	Senseonics Holdings Inc.	130,659	120
*	Bioxcel Therapeutics Inc.	8,111	118
*	ADMA Biologics Inc.	29,471	118
*	Stereotaxis Inc.	22,229	118
*,^	Novavax Inc.	29,477	117
*	KalVista Pharmaceuticals Inc.	6,551	117
*	Chimerix Inc.	57,135	116
*	FONAR Corp.	5,825	115
*	Cymabay Therapeutics Inc.	56,622	111
*,^	CorMedix Inc.	14,815	108
*	Aldeyra Therapeutics Inc.	18,112	105
*	Assertio Therapeutics Inc.	80,222	100
*	Aprea Therapeutics Inc.	2,170	100
*,^	Marker Therapeutics Inc.	32,805	94
*	Protagonist Therapeutics Inc.	13,165	93
*	Dyadic International Inc.	17,910	93
*,^	AcelRx Pharmaceuticals Inc.	42,458	90
*,^	Bellicum Pharmaceuticals Inc.	69,323	89
*	Solid Biosciences Inc.	20,000	89
*	Fortress Biotech Inc.	34,017	87
*	BioSig Technologies Inc.	14,502	86
*	Cyclerion Therapeutics Inc.	30,978	84
*	Millendo Therapeutics Inc.	12,217	82
*	Rockwell Medical Inc.	33,134	81

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*,^	Catasys Inc.	4,876	80
*	Neuronetics Inc.	17,687	79
*	La Jolla Pharmaceutical Co.	20,200	79
*	Acorda Therapeutics Inc.	38,904	79
*	Harvard Bioscience Inc.	25,649	78
*,^	Galectin Therapeutics Inc.	26,902	77
*	Fulgent Genetics Inc.	5,918	76
*,^	Viela Bio Inc.	2,806	76
*	Conformis Inc.	50,053	75
*	Syndax Pharmaceuticals Inc.	8,486	74
*	CytoSorbents Corp.	19,216	74
*	Menlo Therapeutics Inc.	15,038	70
*	Novan Inc.	20,925	66
*	Atreca Inc.	4,274	66
*	PhaseBio Pharmaceuticals Inc.	10,646	65
*	Electromed Inc.	7,476	65
*	Avenue Therapeutics Inc.	6,688	64
*	iRadimed Corp.	2,691	63
*	Sesen Bio Inc.	58,367	61
*	Catalyst Biosciences Inc.	8,875	60
*	Akero Therapeutics Inc.	2,716	60
*	Aclaris Therapeutics Inc.	30,372	57
*	EyePoint Pharmaceuticals Inc.	36,384	56
*	Aquestive Therapeutics Inc.	9,542	56
*	Lineage Cell Therapeutics Inc.	60,466	54
*	Opiant Pharmaceuticals Inc.	3,628	52
*	Oncocyte Corp.	23,057	52
*	Clearside Biomedical Inc.	17,849	52
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	57,977	51
*	InfuSystem Holdings Inc.	5,867	50
*	Paratek Pharmaceuticals Inc.	11,835	48
*	Frequency Therapeutics Inc.	2,717	48
*	Cumberland Pharmaceuticals Inc.	9,187	47
*	AVEO Pharmaceuticals Inc.	74,700	47
*	Celcuity Inc.	4,354	46
*	Otonomy Inc.	11,898	46
*	Applied Genetic Technologies Corp.	9,953	45
*	Chembio Diagnostics Inc.	9,505	43
*	Baudax Bio Inc.	6,059	42
*	Anixa Biosciences Inc.	12,599	41
*	Endologix Inc.	26,100	41
*	Castle Biosciences Inc.	1,139	39
*	BrainStorm Cell Therapeutics Inc.	8,854	38
*,^	Tyme Technologies Inc.	26,570	37
*	Personalis Inc.	3,269	36
*	Mirum Pharmaceuticals Inc.	1,437	35
*	Kezar Life Sciences Inc.	8,751	35
*	Champions Oncology Inc.	3,815	32
*	Cabaletta Bio Inc.	2,224	31
*	Genocea Biosciences Inc.	14,841	31
*	Evelo Biosciences Inc.	7,520	31
*	Organovo Holdings Inc.	84,939	30
*	SCYNEXIS Inc.	32,901	30
*	Synlogic Inc.	11,484	30
*	Exagen Inc.	1,161	29
	Merrimack Pharmaceuticals Inc.	9,104	29
*	Sensus Healthcare Inc.	8,033	28
*	Genesis Healthcare Inc.	16,934	28
*	NewLink Genetics Corp.	10,738	27
*	Checkpoint Therapeutics Inc.	15,425	27
	Psychemedics Corp.	2,717	25
*	ContraFect Corp.	39,895	25
*	Liquidia Technologies Inc.	5,777	25
*	CTI BioPharma Corp.	15,576	25

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Helius Medical Technologies Inc. Class A	25,343	25
*	Adamas Pharmaceuticals Inc.	6,400	24
*	Celsion Corp.	14,074	24
*	Savara Inc.	5,343	24
*	American Renal Associates Holdings Inc.	2,300	24
*,^	Verastem Inc.	17,640	24
*	Mustang Bio Inc.	5,727	23
*	Oyster Point Pharma Inc.	933	23
*	Prevail Therapeutics Inc.	1,434	23
*	Vermillion Inc.	27,757	22
*	Satsuma Pharmaceuticals Inc.	1,113	22
*	Apollo Endosurgery Inc.	7,315	21
*	IRIDEX Corp.	8,974	20
*	Catabasis Pharmaceuticals Inc.	3,351	20
*	Alpine Immune Sciences Inc.	5,130	20
*	Vir Biotechnology Inc.	1,529	19
*	Galera Therapeutics Inc.	1,409	19
*	Hookipa Pharma Inc.	1,430	17
*	Strata Skin Sciences Inc.	8,329	17
*	Spring Bank Pharmaceuticals Inc.	10,918	17
*	Alimera Sciences Inc.	2,158	16
*	Orgenesis Inc.	3,461	16
*,^	Enochian Biosciences Inc.	2,973	15
*	Actinium Pharmaceuticals Inc.	68,434	15
*,^	Second Sight Medical Products Inc.	19,388	14
*,^	TransEnterix Inc.	9,423	14
*	Sutro Biopharma Inc.	1,239	14
*	T2 Biosystems Inc.	11,541	13
*	Sunesis Pharmaceuticals Inc.	39,751	13
*	Heat Biologics Inc.	28,258	13
*	Ekso Bionics Holdings Inc.	33,062	13
*	Soligenix Inc.	8,654	13
*	Tela Bio Inc.	947	12
*	Soleno Therapeutics Inc.	4,140	12
*	AdaptHealth Corp.	1,101	12
*	Curis Inc.	6,898	12
*	AquaBounty Technologies Inc.	5,078	11
*	resTORbio Inc.	7,227	11
*	Xtant Medical Holdings Inc.	6,372	10
*	Surface Oncology Inc.	5,374	10
*	Aptevo Therapeutics Inc.	15,236	10
*	Altimmune Inc.	4,971	9
*	Moleculin Biotech Inc.	10,228	9
*	Cocrystal Pharma Inc.	17,553	9
*	AgeX Therapeutics Inc.	4,590	8
*	Corvus Pharmaceuticals Inc.	1,535	8
*	KemPharm Inc.	20,749	8
*	Caladrius Biosciences Inc.	3,127	8
*	Allena Pharmaceuticals Inc.	2,783	8
*	OncoSec Medical Inc.	4,027	7
*	Leap Therapeutics Inc.	6,443	7
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	Sophiris Bio Inc.	17,225	6
*	Miragen Therapeutics Inc.	12,976	6
*	VIVUS Inc.	2,271	6
*	Biolase Inc.	11,167	6
*	Neon Therapeutics Inc.	5,120	6
*	TFF Pharmaceuticals Inc.	1,124	6
*,^	ElectroCore Inc.	3,624	6
*	American Shared Hospital Services	2,312	6
*,^,§	Oncternal Therapeutics Inc. CVR	2,749	6
*	Ideaya Biosciences Inc.	667	5
*	Aileron Therapeutics Inc.	8,322	5
*	Evofem Biosciences Inc.	765	5

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*,§	Seventy Seven Energy Inc. Escrow Line	42,434	5
*	Cohbar Inc.	2,678	4
*	Five Star Senior Living Inc.	1,152	4
*	Aptinyx Inc.	1,201	4
*,^	Trovagene Inc.	3,233	4
*	Axcella Health Inc.	954	4
*	PDS Biotechnology Corp.	1,394	4
*	Ampio Pharmaceuticals Inc.	5,621	3
*	Standard Diversified Inc.	217	3
*	ImmuCell Corp.	596	3
*	SELLAS Life Sciences Group Inc.	710	3
*	Onconova Therapeutics Inc.	7,900	3
*	Citius Pharmaceuticals Inc.	2,909	3
*,^	Outlook Therapeutics Inc.	4,964	3
*	IsoRay Inc.	4,640	3
*	PAVmed Inc.	2,130	3
*	Teligent Inc.	5,503	2
*	NanoViricides Inc.	905	2
*	Equillium Inc.	668	2
*	Brickell Biotech Inc.	1,319	2
*	Conatus Pharmaceuticals Inc.	4,892	2
*	Milestone Scientific Inc.	1,319	2
*	PLx Pharma Inc.	410	2
*	Evoke Pharma Inc.	920	1
*	Obalon Therapeutics Inc.	747	1
*,§	Social Reality Inc. Rights	7,581	1
*	LogicBio Therapeutics Inc.	135	1
*	Eyenovia Inc.	206	1
*	Kaleido Biosciences Inc.	157	1
*	AzurRx BioPharma Inc.	680	1
*	Aerpio Pharmaceuticals Inc.	1,017	1
*	Aevi Genomic Medicine Inc.	3,622	1
*	Bioanalytical Systems Inc.	94	—
*	Bellerophon Therapeutics Inc.	972	—
*	Zosano Pharma Corp.	190	—
*,^,§	Nobilis Health Corp.	2,169	—
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	—
*	RA Medical Systems Inc.	189	—
*	Predictive Oncology Inc.	60	—
*,§	Clinical Data CVR	9,500	—
*,§	NuPathe Inc. CVR	6,287	—
			3,545,026
Industrials (7.9%)
	Boeing Co.	457,039	148,885
	Accenture plc Class A	543,538	114,453
	United Technologies Corp.	740,111	110,839
*	PayPal Holdings Inc.	1,006,584	108,882
	Honeywell International Inc.	612,531	108,418
	Union Pacific Corp.	594,729	107,521
	3M Co.	492,999	86,975
	General Electric Co.	7,487,623	83,562
	Danaher Corp.	539,321	82,775
	Lockheed Martin Corp.	204,980	79,815
	Fidelity National Information Services Inc.	525,721	73,123
	United Parcel Service Inc. Class B	600,101	70,248
	Caterpillar Inc.	472,877	69,834
*	Fiserv Inc.	494,413	57,169
	Automatic Data Processing Inc.	332,821	56,746
	Raytheon Co.	238,763	52,466
	Global Payments Inc.	257,529	47,015
	Deere & Co.	269,938	46,769
	CSX Corp.	634,984	45,947
	Northrop Grumman Corp.	129,631	44,589
	Illinois Tool Works Inc.	247,786	44,510

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Norfolk Southern Corp.	223,511	43,390
	Sherwin-Williams Co.	71,230	41,566
	Waste Management Inc.	363,514	41,426
	Emerson Electric Co.	522,075	39,813
	General Dynamics Corp.	209,832	37,004
	Eaton Corp. plc	353,544	33,488
	Roper Technologies Inc.	89,115	31,567
	FedEx Corp.	200,253	30,280
	Amphenol Corp. Class A	255,140	27,614
	TE Connectivity Ltd.	286,567	27,465
	Ingersoll-Rand plc	205,364	27,297
	Johnson Controls International plc	663,900	27,027
	TransDigm Group Inc.	43,703	24,474
	Paychex Inc.	276,466	23,516
	PACCAR Inc.	296,521	23,455
	Cummins Inc.	130,633	23,378
	Parker-Hannifin Corp.	110,471	22,737
	Agilent Technologies Inc.	265,545	22,654
	Willis Towers Watson plc	110,557	22,326
	Stanley Black & Decker Inc.	130,501	21,629
*	FleetCor Technologies Inc.	74,058	21,308
	Verisk Analytics Inc. Class A	140,744	21,019
	Waste Connections Inc.	226,900	20,600
	Cintas Corp.	75,788	20,393
	Rockwell Automation Inc.	98,759	20,015
	AMETEK Inc.	196,307	19,580
*	CoStar Group Inc.	31,440	18,811
	Fortive Corp.	245,853	18,781
*	Square Inc.	297,567	18,616
	Fastenal Co.	491,666	18,167
	Ball Corp.	280,766	18,157
*	Mettler-Toledo International Inc.	20,834	16,527
*	Keysight Technologies Inc.	160,307	16,452
	Vulcan Materials Co.	113,286	16,312
	Republic Services Inc. Class A	178,398	15,990
	Martin Marietta Materials Inc.	53,592	14,986
	Dover Corp.	124,742	14,378
	TransUnion	161,423	13,819
	WW Grainger Inc.	39,218	13,276
	Kansas City Southern	85,188	13,047
*	Waters Corp.	55,262	12,912
	Xylem Inc.	156,168	12,304
	Wabtec Corp.	156,823	12,201
	Broadridge Financial Solutions Inc.	98,479	12,166
*	Zebra Technologies Corp.	46,264	11,818
	Masco Corp.	245,540	11,783
	Old Dominion Freight Line Inc.	61,207	11,616
	Expeditors International of Washington Inc.	144,204	11,251
	IDEX Corp.	64,702	11,129
*	Teledyne Technologies Inc.	31,261	10,833
*	United Rentals Inc.	64,262	10,717
	Jacobs Engineering Group Inc.	114,119	10,251
	Arconic Inc.	333,087	10,249
	Allegion plc	79,428	9,892
	Jack Henry & Associates Inc.	65,444	9,533
	Westrock Co.	221,038	9,485
	PerkinElmer Inc.	95,246	9,248
	Packaging Corp. of America	80,189	8,980
	CH Robinson Worldwide Inc.	114,691	8,969
*	Trimble Inc.	214,255	8,932
	Huntington Ingalls Industries Inc.	35,018	8,785
*	Fair Isaac Corp.	23,403	8,769
	Textron Inc.	195,392	8,714
	Booz Allen Hamilton Holding Corp. Class A	119,410	8,494

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	JB Hunt Transport Services Inc.	72,654	8,485
*	Crown Holdings Inc.	116,174	8,427
	HEICO Corp. Class A	89,208	7,987
	Snap-on Inc.	46,659	7,904
	Carlisle Cos. Inc.	48,775	7,894
	Cognex Corp.	139,905	7,840
*	WEX Inc.	37,393	7,832
	Lennox International Inc.	31,737	7,743
	Universal Display Corp.	36,356	7,492
	Graco Inc.	143,839	7,480
*	Sensata Technologies Holding plc	136,360	7,346
	Toro Co.	91,720	7,307
	Nordson Corp.	44,754	7,288
*	Euronet Worldwide Inc.	44,390	6,994
	Hubbell Inc. Class B	46,852	6,926
	Genpact Ltd.	163,798	6,907
	Pentair plc	145,044	6,653
	Spirit AeroSystems Holdings Inc. Class A	89,179	6,499
	Donaldson Co. Inc.	110,501	6,367
*	XPO Logistics Inc.	79,675	6,350
	AptarGroup Inc.	54,905	6,348
	Owens Corning	92,963	6,054
	Woodward Inc.	50,972	6,037
	FLIR Systems Inc.	115,587	6,019
*	Arrow Electronics Inc.	70,597	5,982
	Robert Half International Inc.	92,784	5,859
	Xerox Holdings Corp.	156,689	5,777
*	AECOM	131,840	5,686
	AO Smith Corp.	118,884	5,664
*	HD Supply Holdings Inc.	140,170	5,638
	Flowserve Corp.	112,885	5,618
	ITT Inc.	75,441	5,576
	Oshkosh Corp.	58,385	5,526
	Hexcel Corp.	73,626	5,398
*	Generac Holdings Inc.	53,546	5,386
*	Berry Global Group Inc.	112,949	5,364
	Sealed Air Corp.	133,205	5,306
	Sonoco Products Co.	85,771	5,294
	Curtiss-Wright Corp.	36,913	5,201
	Lincoln Electric Holdings Inc.	53,013	5,128
	MDU Resources Group Inc.	172,301	5,119
*	Stericycle Inc.	79,503	5,073
	BWX Technologies Inc.	81,469	5,058
	Watsco Inc.	27,744	4,998
	Quanta Services Inc.	121,017	4,927
	Jabil Inc.	118,055	4,879
	ManpowerGroup Inc.	50,215	4,876
	Allison Transmission Holdings Inc.	96,918	4,683
	Acuity Brands Inc.	33,807	4,665
	National Instruments Corp.	109,671	4,643
*	Trex Co. Inc.	50,046	4,498
*	Kirby Corp.	49,294	4,413
*	IPG Photonics Corp.	30,283	4,389
	Air Lease Corp. Class A	90,358	4,294
	Alliance Data Systems Corp.	37,232	4,177
*	Gardner Denver Holdings Inc.	113,015	4,145
	EMCOR Group Inc.	47,931	4,136
	Graphic Packaging Holding Co.	247,226	4,116
	Tetra Tech Inc.	47,657	4,106
	MAXIMUS Inc.	54,631	4,064
	AGCO Corp.	52,466	4,053
	Brink's Co.	43,994	3,989
	MSA Safety Inc.	30,443	3,847
	Armstrong World Industries Inc.	40,924	3,846

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Landstar System Inc.	33,581	3,824
	Littelfuse Inc.	19,971	3,820
	Crane Co.	43,907	3,793
*	Axon Enterprise Inc.	51,756	3,793
*	Clean Harbors Inc.	44,006	3,774
	KBR Inc.	122,514	3,737
	Knight-Swift Transportation Holdings Inc.	103,872	3,723
*	Paylocity Holding Corp.	30,603	3,697
	Avnet Inc.	85,645	3,635
*	FTI Consulting Inc.	32,430	3,589
*	MasTec Inc.	53,187	3,412
*	Coherent Inc.	20,343	3,384
	nVent Electric plc	130,467	3,337
*	Mercury Systems Inc.	47,921	3,312
*	RBC Bearings Inc.	20,801	3,294
	Eagle Materials Inc.	35,983	3,262
	Timken Co.	57,087	3,215
*	SiteOne Landscape Supply Inc.	35,002	3,173
	Exponent Inc.	45,731	3,156
	Regal Beloit Corp.	36,061	3,087
	MSC Industrial Direct Co. Inc. Class A	39,297	3,084
*	ASGN Inc.	43,367	3,078
	Louisiana-Pacific Corp.	103,445	3,069
*	CoreLogic Inc.	69,925	3,056
*	TopBuild Corp.	28,921	2,981
	John Bean Technologies Corp.	26,298	2,963
*	Colfax Corp.	75,651	2,752
	Simpson Manufacturing Co. Inc.	34,187	2,743
*	Aerojet Rocketdyne Holdings Inc.	59,951	2,737
	Insperity Inc.	31,770	2,733
	Valmont Industries Inc.	18,093	2,710
*	Rexnord Corp.	82,775	2,700
	Macquarie Infrastructure Corp.	62,224	2,666
	EnerSys	35,438	2,652
	Kennametal Inc.	71,830	2,650
	UniFirst Corp.	13,112	2,648
*	Itron Inc.	31,504	2,645
*	Builders FirstSource Inc.	102,562	2,606
*	Novanta Inc.	29,075	2,571
	Ryder System Inc.	47,114	2,559
	GATX Corp.	30,736	2,546
	Tradeweb Markets Inc. Class A	54,937	2,546
	Barnes Group Inc.	40,289	2,496
*	II-VI Inc.	73,473	2,474
	Watts Water Technologies Inc. Class A	24,453	2,439
*	AMN Healthcare Services Inc.	38,839	2,420
*	Anixter International Inc.	25,680	2,365
*	Summit Materials Inc. Class A	98,808	2,362
	Moog Inc. Class A	27,647	2,359
	Vishay Intertechnology Inc.	109,825	2,338
	Brady Corp. Class A	40,698	2,330
	Universal Forest Products Inc.	48,710	2,323
	World Fuel Services Corp.	53,203	2,310
*	Integer Holdings Corp.	28,423	2,286
*	Allegheny Technologies Inc.	109,434	2,261
	Belden Inc.	41,034	2,257
	HEICO Corp.	19,729	2,252
	Fluor Corp.	118,923	2,245
*	WESCO International Inc.	37,128	2,205
*	Proto Labs Inc.	21,701	2,204
	ABM Industries Inc.	58,179	2,194
*	Fabrinet	33,335	2,161
	Applied Industrial Technologies Inc.	32,337	2,157
*	ExlService Holdings Inc.	29,488	2,048

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Albany International Corp. Class A	26,951	2,046
	Altra Industrial Motion Corp.	56,276	2,038
*	TriNet Group Inc.	35,953	2,035
	Silgan Holdings Inc.	65,434	2,034
*	Saia Inc.	21,820	2,032
*	Plexus Corp.	26,255	2,020
	Korn Ferry	47,173	2,000
*	Sanmina Corp.	58,138	1,991
	ESCO Technologies Inc.	21,269	1,967
	ManTech International Corp. Class A	24,604	1,965
*	Beacon Roofing Supply Inc.	60,628	1,939
*	Rogers Corp.	15,527	1,937
	Franklin Electric Co. Inc.	33,195	1,903
*	SPX Corp.	36,701	1,867
*	Advanced Disposal Services Inc.	55,686	1,830
*	Casella Waste Systems Inc. Class A	39,589	1,822
*	SPX FLOW Inc.	37,211	1,819
	Federal Signal Corp.	55,378	1,786
*	Cimpress plc	14,179	1,783
	Trinity Industries Inc.	80,460	1,782
	Otter Tail Corp.	34,472	1,768
	Deluxe Corp.	35,305	1,762
	EVERTEC Inc.	51,724	1,761
	Terex Corp.	58,742	1,749
	Triton International Ltd.	42,972	1,727
	Badger Meter Inc.	26,177	1,700
	Cubic Corp.	26,715	1,698
	McGrath RentCorp	21,945	1,680
	Forward Air Corp.	24,002	1,679
	AAON Inc.	33,733	1,667
	O-I Glass Inc.	138,982	1,658
*	Harsco Corp.	71,901	1,654
	Mueller Water Products Inc. Class A	137,707	1,650
	Kaman Corp.	24,905	1,642
*	Ambarella Inc.	27,095	1,641
*	Knowles Corp.	77,220	1,633
*	Kratos Defense & Security Solutions Inc.	89,899	1,619
	Matson Inc.	39,089	1,595
	Advanced Drainage Systems Inc.	40,965	1,591
	Covanta Holding Corp.	106,118	1,575
*	BMC Stock Holdings Inc.	54,861	1,574
*	Atkore International Group Inc.	38,131	1,543
*,^	Verra Mobility Corp. Class A	109,765	1,536
*	Masonite International Corp.	20,759	1,499
	Comfort Systems USA Inc.	29,868	1,489
	Mueller Industries Inc.	46,686	1,482
	Aircastle Ltd.	46,092	1,475
*	Hub Group Inc. Class A	28,069	1,440
*	OSI Systems Inc.	14,271	1,438
*	Gibraltar Industries Inc.	27,604	1,392
	Mobile Mini Inc.	36,556	1,386
	Rush Enterprises Inc. Class A	29,671	1,380
	Werner Enterprises Inc.	37,897	1,379
	ICF International Inc.	14,915	1,367
*	Huron Consulting Group Inc.	19,807	1,361
*	Cardtronics plc Class A	30,364	1,356
*	Resideo Technologies Inc.	110,812	1,322
*	TTM Technologies Inc.	87,416	1,316
*	TriMas Corp.	41,810	1,313
*	JELD-WEN Holding Inc.	55,889	1,308
	Actuant Corp. Class A	49,872	1,298
*	Sykes Enterprises Inc.	34,764	1,286
*	Dycom Industries Inc.	26,504	1,250
	AAR Corp.	27,447	1,238

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Methode Electronics Inc.	31,113	1,224
	Boise Cascade Co.	33,040	1,207
	US Ecology Inc.	20,743	1,201
	EnPro Industries Inc.	17,905	1,197
	Greif Inc. Class A	27,034	1,195
	Tennant Co.	15,245	1,188
	KEMET Corp.	43,831	1,186
*	Installed Building Products Inc.	17,167	1,182
*	Continental Building Products Inc.	32,437	1,182
*	CBIZ Inc.	43,745	1,179
	Douglas Dynamics Inc.	21,240	1,168
*	Livent Corp.	136,585	1,168
*	Navistar International Corp.	40,330	1,167
*	Inovalon Holdings Inc. Class A	61,724	1,162
	Alamo Group Inc.	9,126	1,146
	Benchmark Electronics Inc.	33,290	1,144
*	Pluralsight Inc. Class A	65,671	1,130
	Helios Technologies Inc.	23,853	1,103
*	Air Transport Services Group Inc.	47,003	1,103
	AZZ Inc.	23,809	1,094
*	Cardlytics Inc.	16,991	1,068
*	AeroVironment Inc.	17,297	1,068
	Granite Construction Inc.	38,200	1,057
*	MACOM Technology Solutions Holdings Inc.	38,783	1,032
	Raven Industries Inc.	29,881	1,030
	Schneider National Inc. Class B	45,601	995
	Triumph Group Inc.	37,942	959
*	Everi Holdings Inc.	70,973	953
*	GMS Inc.	34,624	938
	Encore Wire Corp.	15,889	912
	Kadant Inc.	8,634	910
	Patrick Industries Inc.	17,198	902
	CTS Corp.	29,987	900
	H&E Equipment Services Inc.	26,864	898
	Standex International Corp.	11,295	896
	MTS Systems Corp.	18,298	879
	Astec Industries Inc.	20,885	877
	AVX Corp.	42,688	874
	Mesa Laboratories Inc.	3,478	867
*	TrueBlue Inc.	36,032	867
*	Conduent Inc.	138,516	859
	Greenbrier Cos. Inc.	26,444	858
*	Evo Payments Inc. Class A	32,024	846
	Lindsay Corp.	8,740	839
	Primoris Services Corp.	36,767	818
	Apogee Enterprises Inc.	24,629	800
^	ADT Inc.	100,440	796
	Heartland Express Inc.	37,643	792
	National Research Corp.	11,993	791
*	CIRCOR International Inc.	16,867	780
	Marten Transport Ltd.	36,121	776
*	SEACOR Holdings Inc.	17,439	753
	Kforce Inc.	18,809	747
*	FARO Technologies Inc.	14,778	744
*	PGT Innovations Inc.	49,708	741
	Maxar Technologies Inc.	45,740	717
*,^	Virgin Galactic Holdings Inc.	61,800	714
	Griffon Corp.	34,716	706
	Columbus McKinnon Corp.	17,429	698
	Kelly Services Inc. Class A	30,890	698
	GrafTech International Ltd.	58,375	678
	Wabash National Corp.	46,065	677
*	Parsons Corp.	16,359	675
*	Thermon Group Holdings Inc.	25,165	674

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Vicor Corp.	14,344	670
*	Aegion Corp. Class A	29,889	669
*	Evolent Health Inc. Class A	71,499	647
	TTEC Holdings Inc.	16,047	636
*	Wesco Aircraft Holdings Inc.	56,244	620
	Cass Information Systems Inc.	10,620	613
	Gorman-Rupp Co.	16,080	603
*	Veeco Instruments Inc.	40,235	591
*	Gates Industrial Corp. plc	42,411	584
*	US Concrete Inc.	13,840	577
*	International Seaways Inc.	18,754	558
	ArcBest Corp.	20,057	554
*	Astronics Corp.	19,792	553
	Barrett Business Services Inc.	6,077	550
*	Atlas Air Worldwide Holdings Inc.	19,880	548
*	Great Lakes Dredge & Dock Corp.	47,666	540
	Argan Inc.	13,190	529
*	Repay Holdings Corp.	35,967	527
*	Tutor Perini Corp.	40,140	516
*	CAI International Inc.	17,614	510
*	DXP Enterprises Inc.	12,487	497
	Ennis Inc.	22,944	497
	Heidrick & Struggles International Inc.	15,142	492
	Myers Industries Inc.	29,048	485
*	CryoPort Inc.	29,397	484
	DMC Global Inc.	10,595	476
	Spartan Motors Inc.	26,295	475
*	Energy Recovery Inc.	47,800	468
*	Echo Global Logistics Inc.	22,509	466
	Hyster-Yale Materials Handling Inc.	7,759	457
*	Ducommun Inc.	8,885	449
*	Heritage-Crystal Clean Inc.	14,261	447
*	Manitowoc Co. Inc.	25,177	441
*	MYR Group Inc.	13,120	428
*,^	GreenSky Inc. Class A	48,023	427
	Quanex Building Products Corp.	24,669	421
	NN Inc.	43,785	405
	Resources Connection Inc.	24,685	403
*	NV5 Global Inc.	7,889	398
*	Team Inc.	24,450	390
*	Cornerstone Building Brands Inc.	45,326	386
	B. Riley Financial Inc.	14,844	374
*	Kimball Electronics Inc.	20,481	359
*	Cross Country Healthcare Inc.	30,721	357
	Powell Industries Inc.	7,254	355
*	Bill.Com Holdings Inc.	9,173	349
	CRA International Inc.	5,930	323
*	Sterling Construction Co. Inc.	22,643	319
	Park Aerospace Corp.	19,093	311
	Miller Industries Inc.	8,281	307
*	Foundation Building Materials Inc.	15,621	302
	Omega Flex Inc.	2,737	294
*	Donnelley Financial Solutions Inc.	27,310	286
	Insteel Industries Inc.	13,194	284
	NVE Corp.	3,806	272
	Allied Motion Technologies Inc.	5,591	271
*	Franklin Covey Co.	8,348	269
	Briggs & Stratton Corp.	39,405	262
*	InnerWorkings Inc.	47,400	261
*	Napco Security Technologies Inc.	8,832	260
*	Mistras Group Inc.	18,068	258
*	Willdan Group Inc.	8,086	257
*	Blue Bird Corp.	11,011	252
*	Landec Corp.	22,177	251

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Eagle Bulk Shipping Inc.	54,496	251
	VSE Corp.	6,500	247
*	Vishay Precision Group Inc.	7,260	247
*	Construction Partners Inc. Class A	14,627	247
	RR Donnelley & Sons Co.	62,200	246
*	Northwest Pipe Co.	7,317	244
	Park-Ohio Holdings Corp.	7,030	237
*	Lydall Inc.	11,506	236
*	ServiceSource International Inc.	139,400	233
*	Ranpak Holdings Corp.	28,400	231
*	Hill International Inc.	69,054	218
*	UFP Technologies Inc.	4,245	211
*	Era Group Inc.	20,437	208
*	CECO Environmental Corp.	26,869	206
*	Orion Group Holdings Inc.	38,600	200
	Hurco Cos. Inc.	5,051	194
*	US Xpress Enterprises Inc. Class A	37,700	190
*	Universal Technical Institute Inc.	24,531	189
*	Commercial Vehicle Group Inc.	29,386	187
*	Radiant Logistics Inc.	33,408	186
	Crawford & Co. Class A	16,065	184
	Advanced Emissions Solutions Inc.	17,543	184
*	DHI Group Inc.	60,119	181
	REV Group Inc.	14,684	180
	BG Staffing Inc.	8,185	179
*	Target Hospitality Corp.	34,811	174
	Quad/Graphics Inc.	36,770	172
	Daktronics Inc.	27,019	165
*	Covenant Transportation Group Inc. Class A	12,548	162
*	GP Strategies Corp.	11,933	158
*	ShotSpotter Inc.	6,113	156
*	Transcat Inc.	4,840	154
*	IES Holdings Inc.	5,998	154
*	Iteris Inc.	30,071	150
	Bel Fuse Inc. Class B	7,191	147
*	Lawson Products Inc.	2,806	146
	Eastern Co.	4,598	140
	Graham Corp.	6,141	134
	NACCO Industries Inc. Class A	2,823	132
*	LB Foster Co. Class A	6,452	125
*	CyberOptics Corp.	6,679	123
*	Forterra Inc.	10,532	122
	United States Lime & Minerals Inc.	1,281	116
*,^	Paysign Inc.	11,208	114
*	Aspen Aerogels Inc.	14,402	112
*	Intevac Inc.	15,339	108
*	Concrete Pumping Holdings Inc.	19,696	108
	Universal Logistics Holdings Inc.	5,573	106
*,^	EVI Industries Inc.	3,846	104
*	Acacia Research Corp.	38,613	103
*	OptimizeRx Corp.	9,639	99
*	Twin Disc Inc.	8,834	97
*	PAM Transportation Services Inc.	1,626	94
*	Luna Innovations Inc.	11,973	87
*	Manitex International Inc.	14,516	86
*	Daseke Inc.	25,698	81
*	BlueLinx Holdings Inc.	5,692	81
*	Armstrong Flooring Inc.	18,628	80
	Crawford & Co. Class B	7,813	79
*,^	Workhorse Group Inc.	26,033	79
*	IntriCon Corp.	4,234	76
*,^	Turtle Beach Corp.	7,983	75
*	Information Services Group Inc.	29,685	75
*	PRGX Global Inc.	15,228	75

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Willis Lease Finance Corp.	1,168	69
*	Energous Corp.	37,817	67
*	Gencor Industries Inc.	5,230	61
*,^	ExOne Co.	7,987	60
*	General Finance Corp.	5,355	59
*	Goldfield Corp.	14,150	50
*	Ultralife Corp.	6,533	48
*	ARC Document Solutions Inc.	34,251	48
*	USA Truck Inc.	6,111	46
*	Orion Energy Systems Inc.	13,570	45
	LSI Industries Inc.	6,879	42
*	Image Sensing Systems Inc.	8,740	39
*,^	Hudson Technologies Inc.	38,729	38
*	Air Industries Group	16,125	37
	Global Water Resources Inc.	2,764	36
*	YRC Worldwide Inc.	14,000	36
*,^	Aqua Metals Inc.	46,946	35
*	Perceptron Inc.	5,605	31
*	Babcock & Wilcox Enterprises Inc.	7,346	27
	RF Industries Ltd.	3,910	26
*	IEC Electronics Corp.	2,860	26
*	CPI Aerostructures Inc.	3,789	26
*	Charah Solutions Inc.	10,207	25
*	Frequency Electronics Inc.	2,246	23
*	Overseas Shipholding Group Inc. Class A	9,500	22
*	LightPath Technologies Inc. Class A	30,132	22
*	Broadwind Energy Inc.	12,171	20
	Chicago Rivet & Machine Co.	710	18
*	Mayville Engineering Co. Inc.	1,894	18
*	Coda Octopus Group Inc.	2,088	17
*	Steel Connect Inc.	11,951	17
*	ALJ Regional Holdings Inc.	15,022	17
*	Houston Wire & Cable Co.	3,866	17
	Richardson Electronics Ltd.	2,700	15
*	Capstone Turbine Corp.	4,635	14
*	Fuel Tech Inc.	14,473	13
*	PFSweb Inc.	3,353	13
*	Sharps Compliance Corp.	2,867	12
*	StarTek Inc.	1,506	12
*	Issuer Direct Corp.	998	12
*	Applied DNA Sciences Inc.	2,700	11
*	Odyssey Marine Exploration Inc.	3,525	11
*	Vertex Energy Inc.	7,299	11
*	Air T Inc.	532	11
	Espey Manufacturing & Electronics Corp.	486	11
*	Lightbridge Corp.	2,095	9
*	Usio Inc.	5,651	9
*	ENGlobal Corp.	8,787	9
*	Ballantyne Strong Inc.	2,465	8
*	Volt Information Sciences Inc.	3,158	8
*	Tecogen Inc.	3,246	7
*	eMagin Corp.	16,532	6
*	CUI Global Inc.	5,053	6
*	Perma-Fix Environmental Services	605	6
*	Huttig Building Products Inc.	3,194	5
*	Digital Ally Inc.	4,794	5
*	Innovative Solutions & Support Inc.	784	5
*	Wireless Telecom Group Inc.	2,760	4
	Bel Fuse Inc. Class A	197	3
*	Boxlight Corp. Class A	2,246	3
*	Polar Power Inc.	592	1
*	MTBC Inc.	237	1
*	Pioneer Power Solutions Inc.	407	1
*	Verb Technology Co. Inc.	400	1

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	SIFCO Industries Inc.	99	—
*	Taylor Devices Inc.	34	—
*	Patriot Transportation Holding Inc.	14	—
	AMCON Distributing Co.	3	—
*,§	Patriot National Inc.	7,513	—
*	Air T Inc. Warrants Exp. 06/07/2020	1,476	—
*	Sypris Solutions Inc.	92	—
*	Continental Materials Corp.	9	—
*	ClearSign Combustion Corp.	63	—
			3,585,640
Oil & Gas (2.5%)
	Exxon Mobil Corp.	3,625,967	253,020
	Chevron Corp.	1,620,371	195,271
	ConocoPhillips	942,028	61,260
	Schlumberger Ltd.	1,186,137	47,683
	Phillips 66	380,503	42,392
	EOG Resources Inc.	497,481	41,669
	Kinder Morgan Inc.	1,646,500	34,856
	Marathon Petroleum Corp.	556,806	33,548
	Valero Energy Corp.	350,722	32,845
	Occidental Petroleum Corp.	763,768	31,475
	ONEOK Inc.	353,549	26,753
	Williams Cos. Inc.	1,035,815	24,570
	Pioneer Natural Resources Co.	142,367	21,550
	Halliburton Co.	714,859	17,493
	Hess Corp.	235,687	15,746
	Concho Resources Inc.	172,623	15,117
	Baker Hughes a GE Co. Class A	557,696	14,294
	Diamondback Energy Inc.	137,508	12,769
*	Cheniere Energy Inc.	196,675	12,011
	Noble Energy Inc.	408,787	10,154
	Marathon Oil Corp.	685,751	9,312
	National Oilwell Varco Inc.	336,470	8,429
	Apache Corp.	323,332	8,274
	Targa Resources Corp.	200,150	8,172
	Devon Energy Corp.	313,622	8,145
	OGE Energy Corp.	169,708	7,547
	HollyFrontier Corp.	124,362	6,306
	Cabot Oil & Gas Corp.	350,784	6,107
*	WPX Energy Inc.	359,634	4,941
	Cimarex Energy Co.	87,600	4,598
	Parsley Energy Inc. Class A	232,328	4,393
	Helmerich & Payne Inc.	90,063	4,092
*	First Solar Inc.	62,725	3,510
	Murphy Oil Corp.	128,483	3,443
*	Transocean Ltd.	495,540	3,409
	PBF Energy Inc. Class A	88,260	2,769
	EQT Corp.	216,404	2,359
	Equitrans Midstream Corp.	175,404	2,343
	Continental Resources Inc.	67,067	2,300
*	Apergy Corp.	68,061	2,299
	Delek US Holdings Inc.	63,249	2,121
*	Chart Industries Inc.	30,287	2,044
*	Enphase Energy Inc.	74,430	1,945
^	Antero Midstream Corp.	238,747	1,812
	Arcosa Inc.	39,851	1,775
*	Matador Resources Co.	97,267	1,748
	Patterson-UTI Energy Inc.	165,015	1,733
*	Callon Petroleum Co.	336,398	1,625
	Core Laboratories NV	39,018	1,470
*	PDC Energy Inc.	55,189	1,444
	Archrock Inc.	141,641	1,422
*,^	Chesapeake Energy Corp.	1,718,662	1,419
*	Dril-Quip Inc.	29,581	1,388

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Cactus Inc. Class A	38,933	1,336
*	Magnolia Oil & Gas Corp. Class A	95,915	1,207
*	Oceaneering International Inc.	79,831	1,190
*	Southwestern Energy Co.	477,311	1,155
*,^	Valaris plc Class A	176,049	1,155
	CVR Energy Inc.	27,000	1,092
*	Helix Energy Solutions Group Inc.	112,273	1,081
	SM Energy Co.	91,115	1,024
*	CNX Resources Corp.	114,362	1,012
*	NOW Inc.	88,899	999
*	MRC Global Inc.	69,170	943
	Range Resources Corp.	191,904	931
	NexTier Oilfield Solutions Inc.	134,558	902
	QEP Resources Inc.	199,591	898
	Nabors Industries Ltd.	302,834	872
*	Par Pacific Holdings Inc.	36,939	858
*	Oasis Petroleum Inc.	258,725	843
*	Centennial Resource Development Inc. Class A	179,859	831
*	ProPetro Holding Corp.	73,182	823
*,^	Plug Power Inc.	259,679	821
*	Oil States International Inc.	50,192	819
*	SRC Energy Inc.	193,563	797
*	Renewable Energy Group Inc.	29,189	787
*	Denbury Resources Inc.	459,744	648
*	Antero Resources Corp.	222,018	633
*	Tidewater Inc.	32,230	621
*	Northern Oil and Gas Inc.	257,740	603
*,^	Tellurian Inc.	80,607	587
*	Whiting Petroleum Corp.	79,024	580
*	Matrix Service Co.	24,881	569
*	Newpark Resources Inc.	89,606	562
	Berry Petroleum Corp.	58,999	556
*	SunPower Corp. Class A	70,936	553
	Liberty Oilfield Services Inc. Class A	46,960	522
*,^	FuelCell Energy Inc.	202,502	508
	Brigham Minerals Inc.	23,671	507
*	TPI Composites Inc.	27,116	502
*	Penn Virginia Corp.	15,808	480
*	Talos Energy Inc.	15,133	456
*	Select Energy Services Inc. Class A	48,447	450
*	Gulfport Energy Corp.	140,396	427
	Green Plains Inc.	27,480	424
*	Jagged Peak Energy Inc.	49,273	418
*	W&T Offshore Inc.	74,445	414
*	Laredo Petroleum Inc.	142,394	409
	Solaris Oilfield Infrastructure Inc. Class A	28,947	405
*	Bonanza Creek Energy Inc.	16,011	374
*,^	Diamond Offshore Drilling Inc.	51,207	368
*	REX American Resources Corp.	4,122	338
*	Noble Corp. plc	262,053	320
*,^	California Resources Corp.	34,640	313
*	Contango Oil & Gas Co.	76,990	283
*	SEACOR Marine Holdings Inc.	18,456	254
*	Parker Drilling Co.	10,894	245
*	Ameresco Inc. Class A	13,932	244
	Amplify Energy Corp.	31,443	208
*	Altus Midstream Co. Class A	72,387	207
*	TETRA Technologies Inc.	97,305	191
	RPC Inc.	34,611	181
*	SandRidge Energy Inc.	40,607	172
*	Exterran Corp.	21,845	171
*	Ring Energy Inc.	63,006	166
*	Green Brick Partners Inc.	13,504	155
	Panhandle Oil and Gas Inc. Class A	13,397	150

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Falcon Minerals Corp.	20,945	148
*	American Superconductor Corp.	17,108	134
*	Trecora Resources	18,356	131
*	Nine Energy Service Inc.	16,307	128
*	KLX Energy Services Holdings Inc.	19,692	127
*	Forum Energy Technologies Inc.	75,240	126
*	HighPoint Resources Corp.	72,833	123
*,^	Extraction Oil & Gas Inc.	54,995	117
	Evolution Petroleum Corp.	20,558	112
*	Flotek Industries Inc.	53,300	107
*	VAALCO Energy Inc.	44,869	100
*	Goodrich Petroleum Corp.	9,501	95
*,^	McDermott International Inc.	140,800	95
*	Geospace Technologies Corp.	5,246	88
*	ION Geophysical Corp.	9,097	79
*	Covia Holdings Corp.	37,579	77
*	National Energy Services Reunited Corp.	8,079	74
*	Chaparral Energy Inc. Class A	36,289	64
*	Natural Gas Services Group Inc.	5,139	63
*	US Well Services Inc.	33,133	63
*	SilverBow Resources Inc.	6,268	62
	Adams Resources & Energy Inc.	1,461	56
*	Mitcham Industries Inc.	16,294	47
*	FTS International Inc.	43,389	45
*	Ranger Energy Services Inc.	5,868	38
*	Gulf Island Fabrication Inc.	7,334	37
*	Montage Resources Corp.	4,250	34
*	Abraxas Petroleum Corp.	91,412	32
	Mammoth Energy Services Inc.	13,670	30
*	Unit Corp.	42,727	30
*	Lonestar Resources US Inc. Class A	11,097	29
*	Quintana Energy Services Inc.	8,395	24
*	Pacific Ethanol Inc.	31,856	21
*,^	Torchlight Energy Resources Inc.	25,734	20
*	Rosehill Resources Inc. Class A	14,182	18
*	Infrastructure and Energy Alternatives Inc.	4,720	15
*	Superior Drilling Products Inc.	10,715	9
*	Aemetis Inc.	8,969	7
*	Independence Contract Drilling Inc.	4,135	4
*	Zion Oil & Gas Inc.	12,607	2
*,^	Enservco Corp.	5,162	1
*	Tidewater Inc. Warrants to Exp. 12/31/2049	535	1
*	Tidewater Inc. Warrants to Exp. 12/31/2049	579	1
*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	2,104	—
*,§	Harvest Natural Resources Inc.	20,906	—
*,§	Rex Energy Corp.	900	—
			1,110,334
Technology (13.2%)
	Microsoft Corp.	6,536,357	1,030,784
	Apple Inc.	3,426,729	1,006,259
*	Facebook Inc. Class A	2,062,296	423,286
*	Alphabet Inc. Class C	254,161	339,818
*	Alphabet Inc. Class A	252,903	338,736
	Intel Corp.	3,726,406	223,025
	Cisco Systems Inc.	3,635,499	174,359
*	Adobe Inc.	414,434	136,684
	NVIDIA Corp.	498,055	117,192
*	salesforce.com Inc.	713,793	116,091
	Texas Instruments Inc.	800,571	102,705
	Broadcom Inc.	322,907	102,045
	International Business Machines Corp.	758,974	101,733
	Oracle Corp.	1,827,206	96,805
	QUALCOMM Inc.	975,859	86,100
	Intuit Inc.	211,044	55,279

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Micron Technology Inc.	945,774	50,864
	Applied Materials Inc.	791,991	48,343
*	ServiceNow Inc.	161,651	45,637
*	Advanced Micro Devices Inc.	953,819	43,742
	L3Harris Technologies Inc.	189,957	37,587
	Analog Devices Inc.	315,025	37,438
	Lam Research Corp.	124,309	36,348
*	Autodesk Inc.	188,181	34,524
	Cognizant Technology Solutions Corp. Class A	468,464	29,054
	HP Inc.	1,264,663	25,989
	KLA Corp.	135,005	24,054
	Motorola Solutions Inc.	146,720	23,642
*	Workday Inc. Class A	141,079	23,200
	Microchip Technology Inc.	204,897	21,457
	Xilinx Inc.	215,814	21,100
*	Twitter Inc.	632,715	20,279
*	Splunk Inc.	131,955	19,763
	Corning Inc.	659,330	19,193
	Cerner Corp.	254,918	18,708
*	ANSYS Inc.	72,305	18,612
*	Palo Alto Networks Inc.	79,968	18,493
*	Synopsys Inc.	129,056	17,965
	Skyworks Solutions Inc.	146,236	17,677
	Hewlett Packard Enterprise Co.	1,112,851	17,650
	CDW Corp.	123,328	17,616
*	VeriSign Inc.	90,511	17,440
*	IAC/InterActiveCorp	67,403	16,791
*	Cadence Design Systems Inc.	240,831	16,704
*	Veeva Systems Inc. Class A	112,981	15,892
	Western Digital Corp.	242,066	15,364
	Marvell Technology Group Ltd.	573,525	15,233
	Maxim Integrated Products Inc.	231,542	14,242
*	Snap Inc.	831,328	13,576
*	Fortinet Inc.	125,128	13,359
	NortonLifeLock Inc.	482,680	12,318
	NetApp Inc.	195,856	12,192
	Leidos Holdings Inc.	121,499	11,894
*	Qorvo Inc.	99,568	11,573
	Citrix Systems Inc.	103,933	11,526
	Seagate Technology plc	191,435	11,390
	SS&C Technologies Holdings Inc.	184,393	11,322
*	Akamai Technologies Inc.	130,961	11,312
*	Paycom Software Inc.	42,461	11,242
*	Gartner Inc.	72,837	11,224
*	RingCentral Inc. Class A	64,370	10,857
*	Okta Inc.	91,834	10,595
*	Twilio Inc. Class A	106,995	10,515
*	Tyler Technologies Inc.	33,371	10,012
*	GoDaddy Inc. Class A	146,248	9,933
*	VMware Inc. Class A	65,428	9,931
	Teradyne Inc.	143,958	9,817
*	EPAM Systems Inc.	44,873	9,520
*	Arista Networks Inc.	45,825	9,321
*	Dell Technologies Inc.	178,946	9,196
*	DocuSign Inc. Class A	121,330	8,992
*	ON Semiconductor Corp.	352,933	8,605
	DXC Technology Co.	219,020	8,233
*	Coupa Software Inc.	53,942	7,889
*	Black Knight Inc.	122,140	7,876
*	Guidewire Software Inc.	71,125	7,807
*	Zendesk Inc.	96,591	7,402
	Cypress Semiconductor Corp.	313,736	7,319
*	F5 Networks Inc.	52,294	7,303
*	Aspen Technology Inc.	59,146	7,153

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Juniper Networks Inc.	288,964	7,117
*	PTC Inc.	88,883	6,656
	Monolithic Power Systems Inc.	35,688	6,353
*	Ceridian HCM Holding Inc.	86,862	5,896
	Entegris Inc.	115,837	5,802
*	Ciena Corp.	133,633	5,705
	CDK Global Inc.	103,991	5,686
*	Proofpoint Inc.	48,413	5,557
*	HubSpot Inc.	34,379	5,449
*	CACI International Inc. Class A	21,431	5,358
*	MongoDB Inc.	40,474	5,327
	MKS Instruments Inc.	47,603	5,237
*	Lumentum Holdings Inc.	63,010	4,997
*	Pinterest Inc. Class A	266,603	4,969
*	Nutanix Inc.	149,564	4,675
*,^	Slack Technologies Inc. Class A	202,279	4,547
	SYNNEX Corp.	34,876	4,492
*	Anaplan Inc.	85,228	4,466
*	Manhattan Associates Inc.	55,312	4,411
*	Nuance Communications Inc.	243,919	4,349
*	Tech Data Corp.	30,224	4,340
*	Silicon Laboratories Inc.	37,333	4,330
	Science Applications International Corp.	49,748	4,329
*	Cree Inc.	91,394	4,218
*	Avalara Inc.	56,468	4,136
*	Cirrus Logic Inc.	49,239	4,058
*	Alteryx Inc. Class A	39,964	3,999
*	Smartsheet Inc. Class A	87,429	3,927
*	NCR Corp.	109,494	3,850
*,^	Match Group Inc.	46,200	3,793
*	RealPage Inc.	69,313	3,726
	Cabot Microelectronics Corp.	25,553	3,688
*	ViaSat Inc.	50,337	3,684
	j2 Global Inc.	39,242	3,677
	LogMeIn Inc.	42,203	3,618
*	ACI Worldwide Inc.	95,096	3,603
	Blackbaud Inc.	42,550	3,387
*	Dropbox Inc. Class A	187,400	3,356
*	Pure Storage Inc. Class A	195,317	3,342
*	Five9 Inc.	49,027	3,215
	Perspecta Inc.	120,006	3,173
*	Verint Systems Inc.	56,072	3,104
*	Semtech Corp.	58,620	3,101
*	New Relic Inc.	46,820	3,077
*	Viavi Solutions Inc.	204,350	3,065
*	Q2 Holdings Inc.	36,534	2,962
*	Cornerstone OnDemand Inc.	50,489	2,956
*	Envestnet Inc.	42,382	2,951
*	FireEye Inc.	174,355	2,882
*	Inphi Corp.	38,722	2,866
	Pegasystems Inc.	35,047	2,791
*	Teradata Corp.	98,872	2,647
*	Zscaler Inc.	56,714	2,637
	Brooks Automation Inc.	60,235	2,527
*	Advanced Energy Industries Inc.	34,307	2,443
*	Qualys Inc.	29,236	2,437
	Cogent Communications Holdings Inc.	36,975	2,433
	Power Integrations Inc.	23,755	2,350
*	CommScope Holding Co. Inc.	161,605	2,293
*	Elastic NV	35,434	2,278
*	Insight Enterprises Inc.	32,099	2,256
*	Everbridge Inc.	28,541	2,228
*	Lattice Semiconductor Corp.	115,354	2,208
*	Premier Inc. Class A	57,281	2,170

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Acacia Communications Inc.	31,853	2,160
*	Blackline Inc.	40,406	2,083
*	Rapid7 Inc.	36,257	2,031
*	Box Inc.	120,227	2,017
*	Varonis Systems Inc.	25,783	2,004
*	Diodes Inc.	35,330	1,992
*	PROS Holdings Inc.	33,190	1,989
*	Bottomline Technologies DE Inc.	36,991	1,983
*	Cloudera Inc.	158,558	1,844
*	LivePerson Inc.	49,435	1,829
*	Synaptics Inc.	27,634	1,817
*	SailPoint Technologies Holding Inc.	76,091	1,796
*	EchoStar Corp. Class A	40,995	1,775
*	SPS Commerce Inc.	31,526	1,747
*	FormFactor Inc.	66,127	1,717
*	SVMK Inc.	94,800	1,694
*	CommVault Systems Inc.	36,654	1,636
	Progress Software Corp.	38,573	1,603
*	Appfolio Inc.	14,456	1,589
*	NetScout Systems Inc.	63,766	1,535
*	Dynatrace Inc.	60,472	1,530
	InterDigital Inc.	27,932	1,522
	CSG Systems International Inc.	27,816	1,440
*	Allscripts Healthcare Solutions Inc.	144,864	1,422
*	Instructure Inc.	29,308	1,413
*	Alarm.com Holdings Inc.	31,458	1,352
*	Rambus Inc.	94,671	1,304
*	2U Inc.	54,061	1,297
*	Onto Innovation Inc.	34,317	1,254
*	Avaya Holdings Corp.	91,917	1,241
*	Workiva Inc. Class A	29,298	1,232
*	Perficient Inc.	26,296	1,211
*	Altair Engineering Inc. Class A	33,510	1,203
	NIC Inc.	52,801	1,180
*	Infinera Corp.	145,999	1,159
*	MaxLinear Inc.	54,629	1,159
*	Blucora Inc.	43,886	1,147
*	Virtusa Corp.	24,759	1,122
*,^	Appian Corp. Class A	29,170	1,115
*	ForeScout Technologies Inc.	33,895	1,112
	Ubiquiti Inc.	5,764	1,089
*	Covetrus Inc.	82,252	1,086
*	Bandwidth Inc. Class A	15,539	995
*	Yext Inc.	68,085	982
*	Photronics Inc.	61,557	970
*	MicroStrategy Inc. Class A	6,801	970
*	Crowdstrike Holdings Inc. Class A	18,853	940
*	Zuora Inc. Class A	65,045	932
*	Eventbrite Inc. Class A	45,411	916
*	ePlus Inc.	10,719	904
*	Datadog Inc. Class A	23,801	899
	Switch Inc.	60,426	896
	TiVo Corp.	101,310	859
*	3D Systems Corp.	97,918	857
*	Model N Inc.	23,977	841
*	Tabula Rasa HealthCare Inc.	17,128	834
*	ScanSource Inc.	21,947	811
*	SolarWinds Corp.	42,400	787
*	Tenable Holdings Inc.	32,655	782
	Plantronics Inc.	28,479	779
	Xperi Corp.	41,855	774
*	NextGen Healthcare Inc.	46,830	753
*	Ultra Clean Holdings Inc.	32,018	751
*	Extreme Networks Inc.	100,915	744

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Shutterstock Inc.	17,023	730
*	Pagerduty Inc.	30,760	719
*	Cerence Inc.	31,689	717
*	Cision Ltd.	71,498	713
*	Amkor Technology Inc.	51,830	674
	Comtech Telecommunications Corp.	18,514	657
	Pitney Bowes Inc.	158,199	638
	Cohu Inc.	27,702	633
*	Diebold Nixdorf Inc.	59,335	627
	Ebix Inc.	18,036	603
*	NETGEAR Inc.	24,562	602
*	Upland Software Inc.	16,686	596
*	Unisys Corp.	49,535	587
*	Axcelis Technologies Inc.	23,659	570
*	Ichor Holdings Ltd.	16,788	559
*	Cloudflare Inc. Class A	31,753	542
*	nLight Inc.	26,021	528
*	Agilysys Inc.	20,731	527
*	CEVA Inc.	19,501	526
*	Harmonic Inc.	66,168	516
*,^	Livongo Health Inc.	20,350	510
*	Vectrus Inc.	9,894	507
*	Benefitfocus Inc.	22,819	501
*,^	Medallia Inc.	15,837	493
*	Vocera Communications Inc.	23,450	487
*	Fastly Inc. Class A	23,816	478
*	MobileIron Inc.	93,864	456
*	OneSpan Inc.	26,494	454
	PC Connection Inc.	8,866	440
*	Tucows Inc. Class A	7,007	433
*	WideOpenWest Inc.	58,237	432
*	Forrester Research Inc.	10,298	429
	ADTRAN Inc.	43,334	429
	QAD Inc. Class A	8,264	421
*	Digi International Inc.	22,420	397
*	Domo Inc.	17,480	380
*	Brightcove Inc.	43,667	379
	American Software Inc. Class A	25,420	378
*	Limelight Networks Inc.	92,123	376
*	Phreesia Inc.	13,968	372
*	Boingo Wireless Inc.	32,924	361
*	Loral Space & Communications Inc.	11,008	356
*	Impinj Inc.	13,362	346
*	Zix Corp.	50,588	343
	Computer Programs & Systems Inc.	12,734	336
*	I3 Verticals Inc. Class A	11,854	335
*	Calix Inc.	41,340	331
	Simulations Plus Inc.	10,935	318
*	NeoPhotonics Corp.	35,595	314
*	PDF Solutions Inc.	18,179	307
*	Rosetta Stone Inc.	16,862	306
	Systemax Inc.	11,984	302
*,^	Gogo Inc.	47,020	301
*	Meet Group Inc.	59,975	300
	Hackett Group Inc.	18,520	299
*	Alpha & Omega Semiconductor Ltd.	21,156	288
*	CalAmp Corp.	29,591	283
*,^	Applied Optoelectronics Inc.	22,599	268
*	Digimarc Corp.	7,983	268
*	DSP Group Inc.	16,810	265
*	Ooma Inc.	19,530	258
*	PAR Technology Corp.	8,286	255
*	Endurance International Group Holdings Inc.	54,060	254
*	A10 Networks Inc.	35,854	246

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Ping Identity Holding Corp.	10,104	246
*	Mitek Systems Inc.	31,555	241
*	Telaria Inc.	26,650	235
*	Synchronoss Technologies Inc.	47,825	227
*	Sciplay Corp. Class A	18,478	227
*,^	Inseego Corp.	30,662	225
	PC-Tel Inc.	26,127	221
*	AXT Inc.	50,500	220
*,^	Health Catalyst Inc.	5,873	204
*	Immersion Corp.	24,728	184
*	Intelligent Systems Corp.	4,500	180
*	ChannelAdvisor Corp.	18,866	171
*	ACM Research Inc. Class A	9,080	168
*	VirnetX Holding Corp.	40,524	154
*	Adesto Technologies Corp.	17,692	150
*	Smith Micro Software Inc.	36,400	145
*	Ribbon Communications Inc.	46,727	145
*	Casa Systems Inc.	34,412	141
*	SecureWorks Corp. Class A	8,244	137
*	Pixelworks Inc.	32,934	129
*	Icad Inc.	15,233	118
	GlobalSCAPE Inc.	11,304	111
	Preformed Line Products Co.	1,703	103
*	KVH Industries Inc.	9,132	102
*	Clearfield Inc.	7,179	100
*	Airgain Inc.	8,585	92
*	Telenav Inc.	18,629	91
*	EMCORE Corp.	28,435	86
*	Amtech Systems Inc.	11,877	85
*	DASAN Zhone Solutions Inc.	9,587	85
*	Castlight Health Inc. Class B	63,860	85
*	NetSol Technologies Inc.	18,065	72
	TESSCO Technologies Inc.	6,292	71
*	Seachange International Inc.	16,682	70
*	Great Elm Capital Group Inc.	19,881	66
*	GSI Technology Inc.	9,342	66
*	RigNet Inc.	9,523	63
*	Powerfleet Inc.	9,595	62
*,^	Red Violet Inc.	3,326	62
*	eGain Corp.	7,706	61
*	inTEST Corp.	10,157	60
	TransAct Technologies Inc.	5,458	60
*	SharpSpring Inc.	5,104	59
*	Identiv Inc.	10,179	57
*	Park City Group Inc.	9,689	49
*,^	Resonant Inc.	19,073	46
*	Sonim Technologies Inc.	12,400	45
*	LRAD Corp.	13,190	43
	CSP Inc.	3,181	42
*	Computer Task Group Inc.	7,990	41
*	Finjan Holdings Inc.	17,449	35
	AstroNova Inc.	2,465	34
*	QuickLogic Corp.	5,365	32
*	Intellicheck Inc.	4,082	31
*	Sprout Social Inc. Class A	1,882	30
	QAD Inc. Class B	668	25
*	RCM Technologies Inc.	8,104	24
*	Atomera Inc.	7,854	24
*	Rimini Street Inc.	6,024	23
*	Everspin Technologies Inc.	4,413	23

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Qumu Corp.	8,832	23
*	Aehr Test Systems	8,824	18
	Wayside Technology Group Inc.	1,052	17
*	Synacor Inc.	10,445	16
*	Data I/O Corp.	3,396	14
*	Aviat Networks Inc.	934	13
*	Lantronix Inc.	3,690	13
*	VOXX International Corp. Class A	2,911	13
*	Key Tronic Corp.	2,174	12
	Communications Systems Inc.	1,854	11
	Support.com Inc.	8,303	9
*	CVD Equipment Corp.	2,737	9
*	GSE Systems Inc.	5,300	9
*	Majesco	974	8
*	Trio-Tech International	2,004	8
*	Evolving Systems Inc.	8,822	8
*	Xcel Brands Inc.	5,202	8
*	Veritone Inc.	3,077	8
*	CynergisTek Inc.	2,223	7
*	Kopin Corp.	18,243	7
*	ClearOne Inc.	4,114	7
*	BSQUARE Corp.	4,685	7
*	WidePoint Corp.	15,997	6
	Network-1 Technologies Inc.	2,710	6
*	Westell Technologies Inc. Class A	5,802	5
*	Streamline Health Solutions Inc.	3,730	5
*	RumbleON Inc. Class B	4,623	4
*	Marin Software Inc.	2,599	4
*,§	Media General Inc. CVR	82,296	3
*	Optical Cable Corp.	889	3
*	Mastech Digital Inc.	260	3
*	Beyond Air Inc.	442	2
*	Innodata Inc.	1,873	2
*	SITO Mobile Ltd.	6,908	2
*	Exela Technologies Inc.	4,182	2
*	Cinedigm Corp. Class A	1,775	1
*,§	Ocera Therapeutics CVR Line	3,700	1
*,§	Aratana Therapeutics Inc. CVR	37,378	1
	BK Technologies Corp.	244	1
*	Inuvo Inc.	1,578	—
*,§	Biosante Pharmaceutical Inc. CVR	14,250	—
*,§	TheStreet CVR	1,571	—
			5,938,009
Telecommunications (1.1%)
	AT&T Inc.	6,259,520	244,622
	Verizon Communications Inc.	3,543,472	217,569
*	T-Mobile US Inc.	255,256	20,017
	CenturyLink Inc.	941,590	12,438
*	Zayo Group Holdings Inc.	197,370	6,839
*	Sprint Corp.	536,466	2,795
*,^	Zoom Video Communications Inc. Class A	39,653	2,698
*	Iridium Communications Inc.	99,491	2,451
	Telephone & Data Systems Inc.	84,916	2,159
	Shenandoah Telecommunications Co.	41,973	1,747
*	8x8 Inc.	80,239	1,468
*	Vonage Holdings Corp.	191,265	1,417
	ATN International Inc.	9,908	549
*	United States Cellular Corp.	14,930	541
*	Cincinnati Bell Inc.	47,576	498
*	Intelsat SA	67,088	472
*	Anterix Inc.	9,008	389
*,^	GTT Communications Inc.	24,690	280
*	ORBCOMM Inc.	61,407	259
	Spok Holdings Inc.	19,815	242

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Consolidated Communications Holdings Inc.	61,662	239
*,^	Globalstar Inc.	447,307	232
*,^	Frontier Communications Corp.	151,663	135
*	IDT Corp. Class B	18,097	131
*	GTY Technology Holdings Inc.	17,478	103
*	Alaska Communications Systems Group Inc.	57,396	102
*,^	Pareteum Corp.	112,318	49
*,§	Omthera Pharmaceuticals Inc. CVR	9,400	6
			520,447
Utilities (1.9%)
	NextEra Energy Inc.	419,360	101,552
	Dominion Energy Inc.	706,529	58,515
	Southern Co.	894,679	56,991
	Duke Energy Corp.	623,445	56,864
	American Electric Power Co. Inc.	422,836	39,962
	Exelon Corp.	830,381	37,857
	Sempra Energy	234,926	35,587
	Xcel Energy Inc.	456,953	29,012
	Consolidated Edison Inc.	284,935	25,778
	Public Service Enterprise Group Inc.	433,818	25,617
	WEC Energy Group Inc.	274,341	25,303
	Eversource Energy	277,172	23,579
	Edison International	307,777	23,209
	FirstEnergy Corp.	457,759	22,247
	PPL Corp.	616,295	22,113
	DTE Energy Co.	164,470	21,360
	Entergy Corp.	169,937	20,358
	American Water Works Co. Inc.	156,479	19,223
	Ameren Corp.	211,342	16,231
	CMS Energy Corp.	246,738	15,505
	Evergy Inc.	191,932	12,493
	CenterPoint Energy Inc.	431,426	11,765
	Alliant Energy Corp.	207,339	11,346
	Atmos Energy Corp.	101,235	11,324
	AES Corp.	566,142	11,266
	NiSource Inc.	311,609	8,675
	Aqua America Inc.	184,598	8,665
	Pinnacle West Capital Corp.	94,793	8,525
	NRG Energy Inc.	204,880	8,144
	UGI Corp.	179,125	8,089
	Vistra Energy Corp.	335,426	7,711
*	PG&E Corp.	449,589	4,887
	IDACORP Inc.	43,966	4,696
	Hawaiian Electric Industries Inc.	95,219	4,462
	ONE Gas Inc.	46,651	4,365
	Portland General Electric Co.	77,303	4,313
	Black Hills Corp.	51,588	4,052
	New Jersey Resources Corp.	82,196	3,664
	ALLETE Inc.	44,534	3,615
	PNM Resources Inc.	69,652	3,532
	Spire Inc.	41,876	3,489
	National Fuel Gas Co.	73,017	3,398
	Southwest Gas Holdings Inc.	43,377	3,295
	NorthWestern Corp.	44,229	3,170
	Avangrid Inc.	54,956	2,812
	American States Water Co.	31,874	2,762
	Avista Corp.	57,145	2,748
	Ormat Technologies Inc.	34,989	2,607
	South Jersey Industries Inc.	77,709	2,563
	MGE Energy Inc.	31,276	2,465
	El Paso Electric Co.	33,903	2,302
	Pattern Energy Group Inc. Class A	85,288	2,282
	California Water Service Group	42,055	2,168
	Northwest Natural Holding Co.	27,375	2,018

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	SJW Group	25,517	1,813
	Chesapeake Utilities Corp.	14,522	1,392
	TerraForm Power Inc. Class A	77,784	1,197
*	Evoqua Water Technologies Corp.	61,019	1,156
*	Sunrun Inc.	77,932	1,076
	Middlesex Water Co.	14,699	934
	Unitil Corp.	13,864	857
	York Water Co.	10,380	479
*	AquaVenture Holdings Ltd.	13,377	363
*,^	Bloom Energy Corp. Class A	42,395	317
	Artesian Resources Corp. Class A	6,216	231
*	Vivint Solar Inc.	30,588	222
*	Atlantic Power Corp.	88,794	207
*	Pure Cycle Corp.	15,148	191
*,^	Cadiz Inc.	16,558	182
	RGC Resources Inc.	5,719	163
	Genie Energy Ltd. Class B	13,020	101
	Spark Energy Inc. Class A	9,045	84
*	Sunnova Energy International Inc.	4,838	54
			871,550
Total Common Stocks (Cost $11,060,773)			27,232,840

	Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (26.2%)
U.S. Government Securities (17.0%)
United States Treasury Note/Bond	8.500%	2/15/20	1,869	1,883
United States Treasury Note/Bond	2.000%	7/31/20	3	3
United States Treasury Note/Bond	2.625%	8/15/20	640	644
United States Treasury Note/Bond	1.375%	9/15/20	2	2
United States Treasury Note/Bond	1.625%	10/15/20	1	1
United States Treasury Note/Bond	1.375%	10/31/20	4	4
United States Treasury Note/Bond	1.750%	10/31/20	1	1
United States Treasury Note/Bond	2.625%	11/15/20	108,941	109,860
United States Treasury Note/Bond	2.000%	11/30/20	19,950	20,012
United States Treasury Note/Bond	2.750%	11/30/20	2	2
United States Treasury Note/Bond	1.875%	12/15/20	4,095	4,104
United States Treasury Note/Bond	1.750%	12/31/20	7,347	7,354
United States Treasury Note/Bond	2.375%	12/31/20	20,452	20,596
United States Treasury Note/Bond	2.500%	12/31/20	58,060	58,531
United States Treasury Note/Bond	1.375%	1/31/21	24,657	24,584
United States Treasury Note/Bond	2.125%	1/31/21	19,996	20,096
United States Treasury Note/Bond	2.500%	1/31/21	16,603	16,753
United States Treasury Note/Bond	2.250%	2/15/21	44,653	44,946
United States Treasury Note/Bond	3.625%	2/15/21	35,603	36,376
United States Treasury Note/Bond	7.875%	2/15/21	400	427
United States Treasury Note/Bond	1.125%	2/28/21	19,815	19,697
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,327
United States Treasury Note/Bond	2.500%	2/28/21	15,526	15,679
United States Treasury Note/Bond	2.375%	3/15/21	4,051	4,085
United States Treasury Note/Bond	2.250%	3/31/21	15,474	15,590
United States Treasury Note/Bond	2.375%	4/15/21	28,606	28,879
United States Treasury Note/Bond	1.375%	4/30/21	31,575	31,477
United States Treasury Note/Bond	2.250%	4/30/21	5,125	5,167
United States Treasury Note/Bond	2.625%	5/15/21	3,935	3,988
United States Treasury Note/Bond	3.125%	5/15/21	12,687	12,943
United States Treasury Note/Bond	1.375%	5/31/21	26,790	26,702
United States Treasury Note/Bond	2.000%	5/31/21	19,227	19,329
United States Treasury Note/Bond	2.125%	5/31/21	46,004	46,327
United States Treasury Note/Bond	2.625%	6/15/21	16,380	16,616
United States Treasury Note/Bond	1.125%	6/30/21	39,072	38,797

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.625%	6/30/21	48,484	48,492
United States Treasury Note/Bond	2.125%	6/30/21	34,875	35,142
United States Treasury Note/Bond	2.625%	7/15/21	41,965	42,607
United States Treasury Note/Bond	1.125%	7/31/21	26,420	26,218
United States Treasury Note/Bond	1.750%	7/31/21	28,889	28,952
United States Treasury Note/Bond	2.250%	7/31/21	14,775	14,920
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,772
United States Treasury Note/Bond	2.750%	8/15/21	6,070	6,179
United States Treasury Note/Bond	1.125%	8/31/21	16,257	16,127
United States Treasury Note/Bond	1.500%	8/31/21	11,100	11,081
United States Treasury Note/Bond	2.000%	8/31/21	4,775	4,806
United States Treasury Note/Bond	2.750%	9/15/21	12,215	12,448
United States Treasury Note/Bond	1.125%	9/30/21	9,335	9,258
United States Treasury Note/Bond	1.500%	9/30/21	7,407	7,394
United States Treasury Note/Bond	2.125%	9/30/21	9,240	9,321
United States Treasury Note/Bond	2.875%	10/15/21	28,304	28,932
United States Treasury Note/Bond	1.250%	10/31/21	26,975	26,806
United States Treasury Note/Bond	1.500%	10/31/21	32,455	32,404
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,657
United States Treasury Note/Bond	2.000%	11/15/21	35,875	36,150
United States Treasury Note/Bond	2.875%	11/15/21	8,729	8,934
United States Treasury Note/Bond	8.000%	11/15/21	1,500	1,674
United States Treasury Note/Bond	1.500%	11/30/21	1,610	1,608
United States Treasury Note/Bond	1.750%	11/30/21	28,330	28,410
United States Treasury Note/Bond	1.875%	11/30/21	8,881	8,930
United States Treasury Note/Bond	2.625%	12/15/21	30,769	31,370
United States Treasury Note/Bond	2.000%	12/31/21	9,073	9,144
United States Treasury Note/Bond	2.125%	12/31/21	13,450	13,587
United States Treasury Note/Bond	2.500%	1/15/22	112,131	114,111
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,350
United States Treasury Note/Bond	1.875%	1/31/22	78,130	78,569
United States Treasury Note/Bond	2.000%	2/15/22	18,553	18,701
United States Treasury Note/Bond	2.500%	2/15/22	105,578	107,558
United States Treasury Note/Bond	1.750%	2/28/22	26,621	26,708
United States Treasury Note/Bond	1.875%	2/28/22	32,855	33,050
United States Treasury Note/Bond	2.375%	3/15/22	91,791	93,340
United States Treasury Note/Bond	1.750%	3/31/22	33,784	33,900
United States Treasury Note/Bond	1.875%	3/31/22	8,830	8,884
United States Treasury Note/Bond	2.250%	4/15/22	29,285	29,706
United States Treasury Note/Bond	1.750%	4/30/22	24,226	24,309
United States Treasury Note/Bond	1.875%	4/30/22	39,651	39,899
United States Treasury Note/Bond	1.750%	5/15/22	12,025	12,064
United States Treasury Note/Bond	2.125%	5/15/22	33,201	33,600
United States Treasury Note/Bond	1.750%	5/31/22	32,877	32,995
United States Treasury Note/Bond	1.875%	5/31/22	39,675	39,935
United States Treasury Note/Bond	1.750%	6/15/22	98,685	99,039
United States Treasury Note/Bond	1.750%	6/30/22	25,000	25,094
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,811
United States Treasury Note/Bond	1.750%	7/15/22	17,955	18,016
United States Treasury Note/Bond	1.875%	7/31/22	38,165	38,415
United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,872
United States Treasury Note/Bond	1.500%	8/15/22	38,776	38,673
United States Treasury Note/Bond	1.625%	8/15/22	4,708	4,710
United States Treasury Note/Bond	1.625%	8/31/22	17,050	17,055
United States Treasury Note/Bond	1.875%	8/31/22	39,638	39,911
United States Treasury Note/Bond	1.500%	9/15/22	58,092	57,929
United States Treasury Note/Bond	1.750%	9/30/22	1,250	1,255
United States Treasury Note/Bond	1.875%	9/30/22	29,810	30,024
United States Treasury Note/Bond	1.375%	10/15/22	126,319	125,490
United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,655
United States Treasury Note/Bond	2.000%	10/31/22	61,378	62,021
United States Treasury Note/Bond	1.625%	11/15/22	158,865	158,914
United States Treasury Note/Bond	2.000%	11/30/22	45,188	45,668
United States Treasury Note/Bond	1.625%	12/15/22	68,295	68,327

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.125%	12/31/22	90,180	91,505
United States Treasury Note/Bond	1.750%	1/31/23	25,218	25,312
United States Treasury Note/Bond	2.375%	1/31/23	975	997
United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,327
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,284
United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,314
United States Treasury Note/Bond	2.625%	2/28/23	13,695	14,112
United States Treasury Note/Bond	1.500%	3/31/23	28,975	28,857
United States Treasury Note/Bond	2.500%	3/31/23	28,451	29,225
United States Treasury Note/Bond	1.625%	4/30/23	22,585	22,571
United States Treasury Note/Bond	2.750%	4/30/23	19,480	20,177
United States Treasury Note/Bond	1.750%	5/15/23	16,293	16,346
United States Treasury Note/Bond	1.625%	5/31/23	18,985	18,976
United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,109
United States Treasury Note/Bond	1.375%	6/30/23	30,610	30,333
United States Treasury Note/Bond	2.625%	6/30/23	14,541	15,025
United States Treasury Note/Bond	1.250%	7/31/23	11,234	11,076
United States Treasury Note/Bond	2.750%	7/31/23	40,739	42,286
United States Treasury Note/Bond	2.500%	8/15/23	39,835	41,011
United States Treasury Note/Bond	6.250%	8/15/23	32,780	38,050
United States Treasury Note/Bond	1.375%	8/31/23	12,820	12,696
United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,472
United States Treasury Note/Bond	1.375%	9/30/23	20,585	20,373
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,287
United States Treasury Note/Bond	1.625%	10/31/23	1,251	1,249
United States Treasury Note/Bond	2.875%	10/31/23	10,678	11,154
United States Treasury Note/Bond	2.750%	11/15/23	281	292
United States Treasury Note/Bond	2.125%	11/30/23	16,145	16,423
United States Treasury Note/Bond	2.875%	11/30/23	9,162	9,578
United States Treasury Note/Bond	2.250%	12/31/23	16	16
United States Treasury Note/Bond	2.625%	12/31/23	47,276	49,012
United States Treasury Note/Bond	2.250%	1/31/24	41,830	42,771
United States Treasury Note/Bond	2.500%	1/31/24	37,219	38,428
United States Treasury Note/Bond	2.750%	2/15/24	29,974	31,248
United States Treasury Note/Bond	2.125%	2/29/24	10,040	10,219
United States Treasury Note/Bond	2.375%	2/29/24	35,519	36,507
United States Treasury Note/Bond	2.125%	3/31/24	46,008	46,842
United States Treasury Note/Bond	2.000%	4/30/24	20,345	20,612
United States Treasury Note/Bond	2.250%	4/30/24	21,021	21,514
United States Treasury Note/Bond	2.500%	5/15/24	53,529	55,352
United States Treasury Note/Bond	2.000%	5/31/24	56,836	57,581
United States Treasury Note/Bond	1.750%	6/30/24	23,576	23,635
United States Treasury Note/Bond	2.000%	6/30/24	30,635	31,037
United States Treasury Note/Bond	1.750%	7/31/24	13,537	13,573
United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,986
United States Treasury Note/Bond	2.375%	8/15/24	49,886	51,375
United States Treasury Note/Bond	1.250%	8/31/24	18,258	17,899
United States Treasury Note/Bond	1.875%	8/31/24	10,623	10,708
United States Treasury Note/Bond	1.500%	9/30/24	22,661	22,463
United States Treasury Note/Bond	2.125%	9/30/24	40,408	41,191
United States Treasury Note/Bond	1.500%	10/31/24	71,887	71,258
United States Treasury Note/Bond	2.250%	10/31/24	35,320	36,225
United States Treasury Note/Bond	2.250%	11/15/24	34,400	35,276
United States Treasury Note/Bond	7.500%	11/15/24	675	857
United States Treasury Note/Bond	1.500%	11/30/24	81,904	81,200
United States Treasury Note/Bond	2.125%	11/30/24	67,405	68,732
United States Treasury Note/Bond	1.750%	12/31/24	26,180	26,250
United States Treasury Note/Bond	2.250%	12/31/24	60,000	61,565
United States Treasury Note/Bond	2.500%	1/31/25	20,340	21,122
United States Treasury Note/Bond	2.000%	2/15/25	57,848	58,661
United States Treasury Note/Bond	2.750%	2/28/25	37,073	38,962
United States Treasury Note/Bond	2.625%	3/31/25	27,896	29,156
United States Treasury Note/Bond	2.875%	4/30/25	43,863	46,412
United States Treasury Note/Bond	2.125%	5/15/25	48,416	49,369

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.875%	5/31/25	25,340	26,821
United States Treasury Note/Bond	2.750%	6/30/25	42,295	44,522
United States Treasury Note/Bond	2.875%	7/31/25	34,960	37,047
United States Treasury Note/Bond	2.000%	8/15/25	52,747	53,422
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,474
United States Treasury Note/Bond	2.750%	8/31/25	15,520	16,349
United States Treasury Note/Bond	3.000%	9/30/25	8,524	9,099
United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,540
United States Treasury Note/Bond	2.875%	11/30/25	5,070	5,383
United States Treasury Note/Bond	2.625%	12/31/25	67,595	70,838
United States Treasury Note/Bond	2.625%	1/31/26	56,474	59,191
United States Treasury Note/Bond	1.625%	2/15/26	59,937	59,338
United States Treasury Note/Bond	2.500%	2/28/26	30,393	31,642
United States Treasury Note/Bond	2.250%	3/31/26	25,535	26,221
United States Treasury Note/Bond	2.375%	4/30/26	44,065	45,580
United States Treasury Note/Bond	1.625%	5/15/26	50,598	50,037
United States Treasury Note/Bond	2.125%	5/31/26	17,795	18,137
United States Treasury Note/Bond	1.875%	6/30/26	16,182	16,245
United States Treasury Note/Bond	1.875%	7/31/26	15,760	15,814
United States Treasury Note/Bond	1.500%	8/15/26	54,545	53,437
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,050
United States Treasury Note/Bond	1.375%	8/31/26	18,441	17,922
United States Treasury Note/Bond	1.625%	9/30/26	36,675	36,211
United States Treasury Note/Bond	1.625%	10/31/26	29,445	29,049
United States Treasury Note/Bond	2.000%	11/15/26	60,040	60,678
United States Treasury Note/Bond	6.500%	11/15/26	910	1,185
United States Treasury Note/Bond	1.625%	11/30/26	64,885	64,013
United States Treasury Note/Bond	1.750%	12/31/26	15,030	14,946
United States Treasury Note/Bond	2.250%	2/15/27	52,872	54,310
United States Treasury Note/Bond	2.375%	5/15/27	39,155	40,581
United States Treasury Note/Bond	2.250%	8/15/27	44,310	45,529
United States Treasury Note/Bond	2.250%	11/15/27	49,833	51,219
United States Treasury Note/Bond	6.125%	11/15/27	775	1,017
United States Treasury Note/Bond	2.750%	2/15/28	50,868	54,206
United States Treasury Note/Bond	2.875%	5/15/28	53,665	57,757
United States Treasury Note/Bond	2.875%	8/15/28	53,510	57,666
United States Treasury Note/Bond	5.500%	8/15/28	895	1,151
United States Treasury Note/Bond	3.125%	11/15/28	52,149	57,332
United States Treasury Note/Bond	5.250%	11/15/28	14,810	18,848
United States Treasury Note/Bond	2.625%	2/15/29	60,308	63,908
United States Treasury Note/Bond	5.250%	2/15/29	15,313	19,577
United States Treasury Note/Bond	2.375%	5/15/29	58,859	61,176
United States Treasury Note/Bond	1.625%	8/15/29	68,681	66,899
United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,055
United States Treasury Note/Bond	1.750%	11/15/29	51,522	50,741
United States Treasury Note/Bond	6.250%	5/15/30	570	801
United States Treasury Note/Bond	5.375%	2/15/31	8,005	10,739
United States Treasury Note/Bond	4.500%	2/15/36	16,587	22,001
United States Treasury Note/Bond	4.750%	2/15/37	3,892	5,355
United States Treasury Note/Bond	5.000%	5/15/37	11,388	16,119
United States Treasury Note/Bond	4.375%	2/15/38	5,592	7,437
United States Treasury Note/Bond	4.500%	5/15/38	9,044	12,221
United States Treasury Note/Bond	3.500%	2/15/39	11,403	13,668
United States Treasury Note/Bond	4.250%	5/15/39	10,883	14,321
United States Treasury Note/Bond	4.500%	8/15/39	14,684	19,929
United States Treasury Note/Bond	4.375%	11/15/39	11,686	15,637
United States Treasury Note/Bond	4.625%	2/15/40	22,135	30,605
United States Treasury Note/Bond	4.375%	5/15/40	14,750	19,804
United States Treasury Note/Bond	3.875%	8/15/40	15,490	19,525
United States Treasury Note/Bond	4.250%	11/15/40	10,317	13,659
United States Treasury Note/Bond	4.750%	2/15/41	15,338	21,641
United States Treasury Note/Bond	4.375%	5/15/41	14,450	19,483
United States Treasury Note/Bond	3.750%	8/15/41	12,000	14,899
United States Treasury Note/Bond	3.125%	11/15/41	13,128	14,894

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.125%	2/15/42	15,773	17,895
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	13,298
	United States Treasury Note/Bond	2.750%	8/15/42	20,602	22,002
	United States Treasury Note/Bond	2.750%	11/15/42	23,680	25,278
	United States Treasury Note/Bond	3.125%	2/15/43	23,361	26,500
	United States Treasury Note/Bond	2.875%	5/15/43	32,064	34,950
	United States Treasury Note/Bond	3.625%	8/15/43	27,265	33,447
	United States Treasury Note/Bond	3.750%	11/15/43	31,564	39,489
	United States Treasury Note/Bond	3.625%	2/15/44	38,738	47,636
	United States Treasury Note/Bond	3.375%	5/15/44	36,112	42,753
	United States Treasury Note/Bond	3.125%	8/15/44	34,226	38,953
	United States Treasury Note/Bond	3.000%	11/15/44	37,721	42,071
	United States Treasury Note/Bond	2.500%	2/15/45	36,758	37,533
	United States Treasury Note/Bond	3.000%	5/15/45	25,139	28,085
	United States Treasury Note/Bond	2.875%	8/15/45	35,817	39,163
	United States Treasury Note/Bond	3.000%	11/15/45	14,228	15,918
	United States Treasury Note/Bond	2.500%	2/15/46	31,339	32,005
	United States Treasury Note/Bond	2.500%	5/15/46	41,805	42,687
	United States Treasury Note/Bond	2.250%	8/15/46	40,562	39,427
	United States Treasury Note/Bond	2.875%	11/15/46	36,710	40,272
	United States Treasury Note/Bond	3.000%	2/15/47	31,463	35,357
	United States Treasury Note/Bond	3.000%	5/15/47	45,822	51,478
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	34,468
	United States Treasury Note/Bond	2.750%	11/15/47	34,982	37,512
	United States Treasury Note/Bond	3.000%	2/15/48	32,745	36,807
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	43,537
	United States Treasury Note/Bond	3.000%	8/15/48	41,009	46,192
	United States Treasury Note/Bond	3.375%	11/15/48	35,236	42,509
	United States Treasury Note/Bond	3.000%	2/15/49	36,934	41,666
	United States Treasury Note/Bond	2.875%	5/15/49	39,729	43,808
	United States Treasury Note/Bond	2.250%	8/15/49	32,585	31,623
	United States Treasury Note/Bond	2.375%	11/15/49	36,720	36,611
					7,639,925
Agency Bonds and Notes (0.4%)
[2]	AID-Iraq	2.149%	1/18/22	1,100	1,108
[2]	AID-Israel	5.500%	12/4/23	375	427
[2]	AID-Israel	5.500%	4/26/24	1,400	1,612
[2]	AID-Jordan	2.578%	6/30/22	320	326
[2]	AID-Jordan	3.000%	6/30/25	400	416
[2]	AID-Tunisia	2.452%	7/24/21	250	253
[2]	AID-Tunisia	1.416%	8/5/21	200	199
[2]	AID-Ukraine	1.471%	9/29/21	675	672
	Federal Farm Credit Banks	2.550%	3/11/21	1,475	1,491
	Federal Farm Credit Banks	2.230%	4/5/21	1,475	1,486
	Federal Farm Credit Banks	3.050%	11/15/21	400	410
	Federal Farm Credit Banks	1.600%	12/28/21	925	925
	Federal Farm Credit Banks	1.770%	6/26/23	575	577
	Federal Farm Credit Banks	3.500%	12/20/23	500	534
	Federal Home Loan Banks	1.375%	2/18/21	1,600	1,596
	Federal Home Loan Banks	5.625%	6/11/21	1,600	1,691
	Federal Home Loan Banks	1.875%	7/7/21	3,610	3,623
	Federal Home Loan Banks	1.125%	7/14/21	3,000	2,977
	Federal Home Loan Banks	3.000%	10/12/21	7,000	7,167
	Federal Home Loan Banks	1.625%	11/19/21	3,040	3,040
	Federal Home Loan Banks	1.875%	11/29/21	6,000	6,028
	Federal Home Loan Banks	1.625%	12/20/21	6,700	6,700
	Federal Home Loan Banks	2.125%	6/10/22	700	708
	Federal Home Loan Banks	2.000%	9/9/22	1,000	1,009
	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,201
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,623
	Federal Home Loan Banks	2.875%	6/14/24	2,000	2,096
	Federal Home Loan Banks	1.500%	8/15/24	1,990	1,968
	Federal Home Loan Banks	5.375%	8/15/24	815	945
	Federal Home Loan Banks	3.250%	11/16/28	1,965	2,149

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,897
[3]	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	5,000	5,043
[3]	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	7,200	7,142
[3]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,842
[3]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,147
[3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	378
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,224
[3]	Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,895
[3]	Federal National Mortgage Assn.	2.500%	4/13/21	3,000	3,033
[3]	Federal National Mortgage Assn.	2.750%	6/22/21	2,672	2,715
[3]	Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,988
[3]	Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,987
[3]	Federal National Mortgage Assn.	2.000%	1/5/22	6,000	6,044
[3]	Federal National Mortgage Assn.	2.625%	1/11/22	720	734
[3]	Federal National Mortgage Assn.	1.875%	4/5/22	5,000	5,027
[3]	Federal National Mortgage Assn.	2.250%	4/12/22	4,762	4,828
[3]	Federal National Mortgage Assn.	1.375%	9/6/22	1,425	1,415
[3]	Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,240
[3]	Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,348
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,086
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	3,999
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,056
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	660	686
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	3,865
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	2,100	2,128
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,893
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,028
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,973
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,996
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,812
	Private Export Funding Corp.	4.300%	12/15/21	175	184
	Private Export Funding Corp.	2.800%	5/15/22	200	205
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,195
	Private Export Funding Corp.	3.550%	1/15/24	725	770
	Private Export Funding Corp.	2.450%	7/15/24	525	536
	Private Export Funding Corp.	1.750%	11/15/24	280	278
	Private Export Funding Corp.	3.250%	6/15/25	175	186
	Tennessee Valley Authority	3.875%	2/15/21	905	926
	Tennessee Valley Authority	1.875%	8/15/22	425	426
	Tennessee Valley Authority	2.875%	9/15/24	954	997
	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,693
	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,048
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,883
	Tennessee Valley Authority	4.700%	7/15/33	575	720
	Tennessee Valley Authority	4.650%	6/15/35	500	618
	Tennessee Valley Authority	5.880%	4/1/36	285	401
	Tennessee Valley Authority	5.500%	6/15/38	225	312
	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,796
	Tennessee Valley Authority	5.375%	4/1/56	580	880
	Tennessee Valley Authority	4.625%	9/15/60	519	711
	Tennessee Valley Authority	4.250%	9/15/65	700	907
					186,078
Conventional Mortgage-Backed Securities (8.8%)
[3,4]	Fannie Mae Pool	2.000%	11/1/27–11/1/34	6,382	6,364
[3,4,5]	Fannie Mae Pool	2.500%	1/1/27–1/1/50	106,426	107,294
[3,4,5]	Fannie Mae Pool	3.000%	1/1/26–1/1/50	374,038	383,236
[3,4,5]	Fannie Mae Pool	3.500%	9/1/25–1/1/50	438,677	456,743
[3,4,5]	Fannie Mae Pool	4.000%	5/1/20–1/1/50	379,679	399,051
[3,4,5]	Fannie Mae Pool	4.500%	3/1/20–1/1/50	156,690	167,268
[3,4,5]	Fannie Mae Pool	5.000%	2/1/20–1/1/50	50,082	54,624
[3,4]	Fannie Mae Pool	5.500%	8/1/20–4/1/40	22,489	25,310
[3,4]	Fannie Mae Pool	6.000%	12/1/20–5/1/41	13,814	15,754
[3,4]	Fannie Mae Pool	6.500%	10/1/23–10/1/39	4,026	4,625
[3,4]	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,392	1,585

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae Pool	7.500%	11/1/22–12/1/32	117	135
[3,4]	Fannie Mae Pool	8.000%	12/1/22–10/1/30	25	27
[3,4]	Fannie Mae Pool	8.500%	7/1/22–7/1/30	15	16
[3,4]	Fannie Mae Pool	9.000%	7/1/22–6/1/26	6	6
[3,4]	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
[3,4]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	2,959	2,950
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	56,178	56,966
[3,4]	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	192,281	197,723
[3,4]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	248,146	259,054
[3,4]	Freddie Mac Gold Pool	4.000%	1/1/20–11/1/48	169,361	178,773
[3,4]	Freddie Mac Gold Pool	4.500%	3/1/20–1/1/49	61,527	66,009
[3,4]	Freddie Mac Gold Pool	5.000%	1/1/20–1/1/49	16,700	18,259
[3,4]	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	11,892	13,254
[3,4]	Freddie Mac Gold Pool	6.000%	5/1/21–5/1/40	6,441	7,313
[3,4]	Freddie Mac Gold Pool	6.500%	8/1/23–3/1/39	1,647	1,862
[3,4]	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	466	532
[3,4]	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	71	80
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	52	59
[3,4]	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	7	7
[3,4]	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	5	5
[3,4]	Freddie Mac Gold Pool	9.500%	8/1/20–4/1/25	—	—
[3,4]	Freddie Mac Gold Pool	10.000%	4/1/25	—	—
[4]	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	10,623	10,932
[4,5]	Ginnie Mae I Pool	3.500%	11/15/25–1/1/49	12,184	12,737
[4]	Ginnie Mae I Pool	4.000%	10/15/24–1/1/49	16,129	17,014
[4,5]	Ginnie Mae I Pool	4.500%	9/15/20–1/1/49	16,304	17,578
[4]	Ginnie Mae I Pool	5.000%	5/15/20–4/15/41	9,337	10,259
[4]	Ginnie Mae I Pool	5.500%	1/15/32–6/15/41	4,595	5,089
[4]	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	2,744	3,054
[4]	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	952	1,025
[4]	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	385	443
[4]	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	110	122
[4]	Ginnie Mae I Pool	8.000%	8/15/22–3/15/32	78	88
[4]	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	13	16
[4]	Ginnie Mae I Pool	9.000%	5/15/25–10/15/26	6	6
[4,5]	Ginnie Mae II Pool	2.500%	6/20/27–1/1/50	38,631	38,773
[4,5]	Ginnie Mae II Pool	3.000%	2/20/27–1/1/50	259,523	267,610
[4,5]	Ginnie Mae II Pool	3.500%	9/20/25–12/1/49	382,218	397,755
[4,5]	Ginnie Mae II Pool	4.000%	9/20/25–1/1/50	250,447	262,007
[4,5]	Ginnie Mae II Pool	4.500%	11/20/35–1/1/50	119,525	126,928
[4]	Ginnie Mae II Pool	5.000%	6/20/33–5/20/49	38,935	41,922
[4]	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	5,143	5,718
[4]	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,140	2,443
[4]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	619	712
[4]	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	83	99
[3,4]	UMBS Pool	2.000%	1/1/32	828	819
[3,4]	UMBS Pool	2.500%	11/1/34–12/1/49	23,641	23,474
[3,4]	UMBS Pool	3.000%	6/1/30–1/1/50	139,841	142,126
[3,4]	UMBS Pool	3.500%	8/1/33–10/1/49	80,061	82,729
[3,4]	UMBS Pool	4.000%	5/1/47–9/1/49	35,070	37,328
[3,4]	UMBS Pool	4.500%	8/1/48–8/1/49	28,407	30,264
[3,4]	UMBS Pool	5.000%	3/1/49	6,163	6,756
[3,4,5]	UMBS TBA	2.500%	1/1/50	13,175	13,028
					3,983,739
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	4.034%	12/1/41	67	69
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	112	115
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.082%	7/1/36	17	17
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.443%	9/1/43	43	43
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.272%	7/1/43	424	425
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.609%	3.642%	12/1/33	18	19
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	4.748%	2/1/36	29	30
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	58	61

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.752%	3/1/38	6	6
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	15	16
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	4.476%	1/1/37	23	24
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	9	9
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	4	4
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.679%	3.992%	1/1/42	93	96
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.167%	10/1/37	46	47
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.498%	6/1/42	233	243
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.706%	10/1/39	29	30
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.972%	9/1/42	95	99
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.622%	5/1/40	25	27
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	9	9
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.161%	8/1/40	13	14
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.364%	12/1/40	43	45
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.965%	10/1/42	66	69
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	15	15
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	3.956%	9/1/34	21	22
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.734%	3.997%	11/1/39	41	42
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.746%	4.506%	7/1/41	94	100
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.213%	10/1/40	14	15
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.767%	4.648%	6/1/41	18	19
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	4.709%	5/1/42	37	39
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.905%	2/1/41	26	27
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.391%	8/1/42	150	150
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.839%	3/1/42	86	90
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	4.358%	3/1/42	82	88
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.804%	3.943%	12/1/39	31	32
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.773%	11/1/41	63	67
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%	10/1/40	34	35
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.935%	11/1/33–11/1/39	32	33
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.810%	12/1/40	16	16
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.978%	11/1/41	37	39
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.435%	1/1/42	55	58
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%	11/1/40	14	14
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.809%	12/1/40	14	15
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.970%	12/1/41	44	46
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.693%	5/1/41	54	57
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.940%	2/1/41	27	29
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	4.759%	3/1/41	61	64
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.168%	12/1/40	16	17
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	4.310%	9/1/40	63	66
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	4.902%	2/1/41	25	25
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.825%	3/1/41	41	44
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	3.451%	4/1/41	53	53
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	54	57
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.723%	1/1/40	56	59
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.403%	8/1/39	22	23
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.861%	4.745%	5/1/40	12	13
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.406%	11/1/34	37	40
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	38	40
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.155%	4.780%	12/1/37	63	65
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.313%	4.845%	1/1/35	30	32
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.026%	3.206%	4/1/37	27	28
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.476%	2.242%	3/1/43	320	320
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.530%	3.662%	12/1/43	163	173
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.582%	2.743%	6/1/43	196	197
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.638%	4.339%	8/1/39	76	78
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.657%	4.260%	10/1/42	90	91
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.531%	7/1/37	17	19
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.710%	3.371%	9/1/43	187	192
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.723%	4.720%	5/1/42	164	172
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.789%	4.572%	7/1/42	76	81
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.799%	4.620%	2/1/42	313	333
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.157%	8/1/37	33	34

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.851%	4.434%	2/1/42	85	91
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 0.985%	3.235%	10/1/37	4	5
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.564%	4.420%	3/1/37	5	5
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	3.921%	9/1/37	47	48
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	4.625%	1/1/38	4	4
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.807%	11/1/43	141	146
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.830%	12/1/36	24	26
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	4.515%	5/1/42	15	15
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	22	23
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.767%	2/1/37	17	18
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.738%	1/1/35	4	4
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.865%	12/1/36	15	15
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	4.713%	12/1/40	71	74
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.287%	12/1/41	51	54
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.625%	5/1/38	3	3
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.796%	3.871%	12/1/34	17	18
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.833%	4.190%	3/1/42	78	83
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.220%	12/1/35	31	32
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.864%	4.595%	2/1/42	20	21
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.005%	11/1/40	3	3
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	23	24
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.713%	6/1/41	18	19
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.755%	5/1/40	22	22
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.756%	6/1/40	11	12
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.880%	12/1/40	6	6
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.979%	1/1/41	42	44
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.005%	3/1/41	13	14
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	4.956%	2/1/42	54	55
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	4.323%	9/1/40	78	82
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.846%	11/1/40	23	24
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.705%	6/1/40	19	19
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.825%	1/1/41	10	10

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	5.035%	2/1/41	49	52
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.977%	4.783%	5/1/37	100	103
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.000%	4.750%	7/1/35	7	7
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	5.210%	3/1/38	5	5
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.006%	11/1/34	31	33
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.750%	5/1/36	18	19
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.991%	2/1/36	23	24
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.409%	4.964%	10/1/36	30	31
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	3.982%	1/1/37	57	60
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.250%	7/20/38–8/20/41	299	309
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.875%	4/20/41–6/20/43	479	496
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	4.000%	1/20/41–3/20/43	772	800
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	4.125%	10/20/38–12/20/43	890	917
[4,6]	Ginnie Mae II Pool, 1Y CMT + 2.000%	4.375%	5/20/41	31	32
[4,6]	Ginnie Mae II Pool, 1Y CMT + 2.000%	4.625%	11/20/40	5	6

					8,794
Total U.S. Government and Agency Obligations (Cost $11,547,024)					11,818,536
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[4]	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	328	328
[4]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	126
[4]	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	150	151
[4]	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	150	153
[4]	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	1,125	1,129
[4]	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	125	126
[4]	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	940	939
[4]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	125	125
[4]	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,813
[4]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	483
[4]	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	1,075	1,075
[4]	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	2,600	2,599
[4]	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	1,600	1,602
[4]	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	975	987
[4]	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	1,200	1,202
[4]	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	1,075	1,111
[4]	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	1,350	1,370
[4]	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	500	511
[4]	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	160	159
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	400	402
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	244	248
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	150	154
[4]	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	375	379
[4]	BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,075
[4]	BA Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	2,019
[4]	BA Credit Card Trust 2018-A2	3.000%	9/15/23	1,750	1,775
[4]	BA Credit Card Trust 2019-A1	1.740%	1/15/25	750	748
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	175	182
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	300	319
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	1,080	1,154
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	420	440
[4]	BANK 2017 - BNK4	3.625%	5/15/50	800	858
[4]	BANK 2017 - BNK5	3.390%	6/15/60	700	740
[4]	BANK 2017 - BNK5	3.624%	6/15/60	350	366
[4]	BANK 2017 - BNK6	3.518%	7/15/60	980	1,045
[4]	BANK 2017 - BNK6	3.741%	7/15/60	780	833

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	BANK 2017 - BNK7	3.175%	9/15/60	450	467
[4]	BANK 2017 - BNK7	3.435%	9/15/60	275	292
[4]	BANK 2017 - BNK7	3.748%	9/15/60	300	318
[4]	BANK 2017 - BNK8	3.488%	11/15/50	600	638
[4]	BANK 2017 - BNK8	3.731%	11/15/50	100	106
[4]	BANK 2017 - BNK9	3.279%	11/15/54	600	628
[4]	BANK 2017 - BNK9	3.538%	11/15/54	600	640
[4]	BANK 2018 - BN10	3.641%	2/15/61	125	133
[4]	BANK 2018 - BN10	3.688%	2/15/61	850	917
[4]	BANK 2018 - BN10	3.898%	2/15/61	150	161
[4]	BANK 2018 - BN11	4.046%	3/15/61	400	442
[4]	BANK 2018 - BN12	4.255%	5/15/61	500	560
[4]	BANK 2018 - BN12	4.359%	5/15/61	150	169
[4]	BANK 2018 - BN13	4.217%	8/15/61	225	252
[4]	BANK 2018 - BN14	4.128%	9/15/60	350	372
[4]	BANK 2018 - BN14	4.231%	9/15/60	650	728
[4]	BANK 2018 - BN14	4.481%	9/15/60	175	194
[4]	BANK 2018 - BN15	4.407%	11/15/61	470	534
[4]	BANK 2019 - BN16	4.005%	2/15/52	275	304
[4]	BANK 2019 - BN17	3.714%	4/15/52	360	390
[4]	BANK 2019 - BN17	3.976%	4/15/52	75	80
[4]	BANK 2019 - BN18	3.584%	5/15/62	1,565	1,683
[4]	BANK 2019 - BN18	3.826%	5/15/62	200	213
[4]	BANK 2019 - BN19	3.183%	8/15/61	1,150	1,200
[4]	BANK 2019 - BN20	3.011%	9/15/61	725	746
[4]	BANK 2019 - BN21	2.851%	10/17/52	1,520	1,544
[4]	BANK 2019 - BN21	3.093%	10/17/52	300	301
[4]	BANK 2019 - BN22	2.978%	11/15/62	1,165	1,196
[4]	BANK 2019 - BN23	2.920%	12/15/52	735	751
[4]	BANK 2019 - BN23	3.203%	12/15/52	275	278
[4]	BANK 2019 - BN24	2.960%	11/15/62	575	589
[4]	BANK 2019 - BN24	3.283%	11/15/62	275	280
	Bank of Nova Scotia	1.875%	4/26/21	600	600
[4]	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,261
[4]	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	346
[4]	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	500	563
[4]	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	225	239
[4]	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	1,150	1,168
[4]	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	100	101
[4]	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	625	640
[4]	BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	375	383
[4]	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.450%	1/12/45	48	48
[4]	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	450	485
[4]	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	200	213
[4]	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	450	467
[4]	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	980	1,063
[4]	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	625	679
[4]	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	400	417
[4]	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,103
[4]	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	2,000	2,220
[4]	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	500	549
[4]	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	675	753
[4]	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	375	398
[4]	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	450	504
[4]	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	125	138
[4]	BENCHMARK 2018-B7 Mortgage Trust	4.510%	5/15/53	25	29
[4]	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	600	674
[4]	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	200	224
[4]	BENCHMARK 2019-B10 Mortgage Trust	3.717%	3/15/62	300	326
[4]	BENCHMARK 2019-B10 Mortgage Trust	3.979%	3/15/62	125	134
[4]	BENCHMARK 2019-B11 Mortgage Trust	3.542%	5/15/52	1,175	1,261
[4]	BENCHMARK 2019-B11 Mortgage Trust	3.784%	5/15/52	310	332
[4]	BENCHMARK 2019-B13 Mortgage Trust	2.952%	8/15/57	1,150	1,174

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	BENCHMARK 2019-B15 Mortgage Trust	2.928%	12/15/72	940	951
[4]	BENCHMARK 2019-B9 Mortgage Trust	4.016%	3/15/52	261	289
[4]	BENCHMARK 2019-B14 Mortgage Trust	3.049%	12/15/62	950	981
[4]	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	86	86
[4]	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	542	543
[4]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	126
[4]	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	65	70
[4]	Cantor Commercial Real Estate Lending 2019-CF2	2.874%	11/15/52	550	553
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	560	571
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.298%	1/15/53	240	241
[4]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	475	479
[4]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	150	152
[4]	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	875	876
[4]	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	600	601
[4]	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	700	700
[4]	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	700	706
[4]	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	1,125	1,126
[4]	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	925	936
[4]	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	500	507
[4]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	325	332
[4]	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	30	30
[4]	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	115
[4]	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	273	273
[4]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	226
[4]	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	350	351
[4]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	101
[4]	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	300	303
[4]	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	200	204
[4]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	750	751
[4]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	100	100
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	631
[4]	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	639
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	69
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	539
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	138
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	530
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	318
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	262
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	500
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	290
[4]	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	575	646
[4]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	775	791
[4]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	819
[4]	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	453
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	570
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	416
[4]	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	950	982
[4]	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	300	319
[4]	Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,323
[4]	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	910
[4]	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	600
[4]	Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	699
[4]	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,374
[4]	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	759
[4]	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	775	779
[4]	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	1,900	1,912
[4]	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	2,000	2,086
[4]	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	574	585
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	102
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	103
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	240
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	375

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	59	61
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	292
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	108
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	109
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	65	66
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	133
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	133
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	212
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	158
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	317
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	685
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	828
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	337
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	129	129
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	675
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	328
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	350	373
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	453
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	225	231
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	425	442
[4]	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	800	849
[4]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	250	255
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	800	844
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	200	210
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	600	638
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	150	159
[4]	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	150	157
[4]	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	1,200	1,312
[4]	Citigroup Commercial Mortgage Trust 2019-GC41	2.869%	8/10/56	975	989
[4]	Citigroup Commercial Mortgage Trust 2019-GC43	3.038%	11/10/52	1,125	1,155
[4]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	147
[4]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	194
[4,7]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	231
[4]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	348	352
[4]	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	170
[4]	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	162	166
[4]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	274
[4]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	353
[4]	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	215
[4]	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	5	5
[4]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	99	101
[4]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	180
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	132
[4]	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	79
[4]	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	52
[4]	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	41	42
[4]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	480
[4]	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	160
[4]	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	187
[4]	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	111	114
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	232
[4]	COMM 2013-CCRE9 Mortgage Trust	4.222%	7/10/45	365	387
[4]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	245
[4]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	282
[4]	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	158
[4]	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	118	118
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	294
[4]	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	349
[4]	COMM 2014-CCRE14 Mortgage Trust	4.638%	2/10/47	175	190
[4]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	96	96
[4]	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	96	98
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	223
[4]	COMM 2014-CCRE15 Mortgage Trust	4.697%	2/10/47	105	114
[4]	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	88	91

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	292
[4]	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	105
[4]	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	151	155
[4]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	132
[4]	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	159
[4]	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	690
[4]	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	159
[4]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	584	612
[4]	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	346
[4]	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	43	43
[4]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	187
[4]	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	18	18
[4]	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	66	67
[4]	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	214
[4]	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	60
[4]	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
[4]	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	370
[4]	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	237
[4]	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	175
[4]	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	530
[4]	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	81	81
[4]	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	436
[4]	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	840
[4]	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	238
[4]	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	78	78
[4]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	600
[4]	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	208
[4]	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	257
[4]	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	394
[4]	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	184
[4]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	454
[4]	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	899
[4]	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	413
[4]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	423
[4]	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	76
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	441
[4]	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	208
[4]	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	640
[4]	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	520
[4]	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	450	459
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	421
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	210
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	183
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	575
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	235
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	327	337
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	425	449
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	4.104%	8/15/48	200	208
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	200	207
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	325	348
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	800	839
[4]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	800	845
[4]	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	575	605
[4]	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	250	262
[4]	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	1,200	1,317
[4]	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	250	274
[4]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	975	1,072
[4]	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	1,125	1,180
[4]	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	313
[4]	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	325	332
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	627
[4]	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	156
[4]	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,050
[4]	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	827

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	800	808
[4]	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	1,000	1,027
[4]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	1,100	1,099
[4]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	451	453
[3,4]	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	402	409
[3,4]	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	650	662
[3,4]	Fannie Mae-Aces 2013-M12	2.406%	3/25/23	715	721
[3,4]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	6	6
[3,4]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	297	299
[3,4]	Fannie Mae-Aces 2014-M1	3.188%	7/25/23	1,310	1,356
[3,4]	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	810	817
[3,4]	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	33	33
[3,4]	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	488
[3,4]	Fannie Mae-Aces 2014-M3	3.480%	1/25/24	465	485
[3,4]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	652
[3,4]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	652	657
[3,4]	Fannie Mae-Aces 2014-M7	3.275%	6/25/24	976	1,026
[3,4]	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	82	82
[3,4]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	673
[3,4]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	804
[3,4]	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,086
[3,4]	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	366
[3,4]	Fannie Mae-Aces 2015-M12	2.796%	5/25/25	850	871
[3,4]	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,060
[3,4]	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	694	711
[3,4]	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	408
[3,4]	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	413	416
[3,4]	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	743	755
[3,4]	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	272	274
[3,4]	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	847
[3,4]	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	905
[3,4]	Fannie Mae-Aces 2016-M12	2.444%	9/25/26	950	963
[3,4]	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	661	661
[3,4]	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	410
[3,4]	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	406
[3,4]	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	802
[3,4]	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	609
[3,4]	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	196	196
[3,4]	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	301
[3,4]	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,290
[3,4]	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	1,200	1,212
[3,4]	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	440	448
[3,4]	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	521
[3,4]	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	1,250	1,298
[3,4]	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	1,150	1,197
[3,4]	Fannie Mae-Aces 2017-M2	2.801%	2/25/27	1,200	1,240
[3,4]	Fannie Mae-Aces 2017-M3	2.483%	12/25/26	1,500	1,524
[3,4]	Fannie Mae-Aces 2017-M4	2.586%	12/25/26	1,200	1,212
[3,4]	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	700
[3,4]	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,636
[3,4]	Fannie Mae-Aces 2018-M12	3.640%	8/25/30	850	931
[3,4]	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	475	514
[3,4]	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	1,000	1,000
[3,4]	Fannie Mae-Aces 2018-M2	2.902%	1/25/28	1,425	1,468
[3,4]	Fannie Mae-Aces 2018-M4	3.045%	3/25/28	720	748
[3,4]	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	400	418
[3,4]	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	900	975
[3,4]	Fannie Mae-Aces 2019-M1	3.555%	9/25/28	575	623
[3,4]	Fannie Mae-Aces 2019-M2	3.631%	11/25/28	875	954
[3,4]	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	1,475	1,479
[3,4]	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	775	822
[3,4]	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	975	1,024
[3,4]	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	475	492

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	1,682	1,706
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K012	4.185%	12/25/20	800	812
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	507	516
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	1,352	1,371
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	1,136	1,141
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	100	101
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	915	921
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	1,275	1,291
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	1,275	1,296
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	1,250	1,296
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	479	483
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	1,260	1,309
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	545	554
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	644	653
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	1,208	1,266
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	1,375	1,442
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	50	53
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	168	169
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	1,275	1,333
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	151	152
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	850	893
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	286	290
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	1,025	1,076
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	1,000	1,045
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	141	142
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	700	716
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	143	144
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	600	626
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	329	332
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	675	701
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	650	682
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	170	173

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	525	554
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	825	871
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	450	469
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	750	793
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	450	472
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	275	286
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	700	720
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	1,000	1,023
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	575	584
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	1,025	1,042
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	500	512
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	800	840
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	1,000	1,061
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	2,000	2,129
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	2,400	2,570
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	1,775	1,902
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	1,300	1,376
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	915	969
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	600	632
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	500	530
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	875	919
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	275	292
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	400	424
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	450	483
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	675	734
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	1,575	1,741
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	700	773
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	550	610
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	1,250	1,365
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	625	700
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	97	103
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	1,175	1,286

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	475	515
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	975	1,041
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K094	2.903%	6/25/29	1,150	1,193
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K095	2.785%	6/25/29	1,150	1,182
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K096	2.519%	7/25/29	1,000	1,010
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K098	2.425%	8/25/29	1,850	1,849
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K099	2.595%	9/25/29	850	855
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K103	2.651%	12/25/51	1,100	1,118
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	375	406
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	950	1,029
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1513	2.797%	8/25/34	830	838
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	400	412
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	1,600	1,712
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	900	931
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	400	439
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	850	939
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	275	308
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	375	424
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	151	151
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K713	2.313%	3/25/20	818	817
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	1,584	1,590
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K716	2.413%	1/25/21	13	13
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	1,400	1,415
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	1,298	1,312
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	299	300
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	800	811
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	293	293
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	1,000	1,060
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	1,565	1,644
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	800	826
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	500	534
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	1,000	1,085

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	500	550
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	1,000	1,108
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	292	313
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	800	887
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	800	877
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K087	2.537%	10/25/29	1,400	1,417
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	900	966
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K101	2.524%	10/25/29	1,500	1,511
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K15-14	2.859%	10/25/34	950	961
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	150	161
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	200	216
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	300	330
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	500	555
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	464	466
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	525	532
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	500	506
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	1,000	1,033
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	1,200	1,237
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	1,500	1,547
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	800	818
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	1,175	1,218
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	96	98
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	1,200	1,270
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	1,000	1,062
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K735	2.862%	5/25/26	2,000	2,063
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	800	834
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	300	324
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	1,650	1,719
[4]	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	550	554
[4]	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	175	178
[4]	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	550	551
[4]	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	100	101
[4]	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	800	806
[4]	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	250	253
[4]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	250	252
[4]	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	125	127

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	105	105
[4]	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	275
[4]	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	286	286
[4]	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	80
[4]	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	1,055	1,055
[4]	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	675	684
[4]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	275	281
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	700	701
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	720	726
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	1,000	1,012
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	900	925
[4]	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	280	280
[4]	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	125	125
[4]	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	179	179
[4]	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	75	76
[4]	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	275	277
[4]	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	125	126
[4]	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	475	479
[4]	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	400	407
[4]	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	246	250
[4]	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	147
[4]	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	761
[4]	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	352	357
[4]	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	321	325
[4]	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	94
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	282
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	121
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	98	101
[4]	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	718
[4]	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	81	84
[4]	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	133
[4]	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,090
[4]	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	291
[4]	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	156	160
[4]	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	159
[4]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	507
[4]	GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	125	130
[4]	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	246	253
[4]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	846
[4]	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	132
[4]	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	131
[4]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	523
[4]	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	259	259
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	471
[4]	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	441
[4]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	187
[4]	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	412
[4]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	421
[4]	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	310
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	792
[4]	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	291
[4]	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	209
[4]	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	670
[4]	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	265
[4]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	634
[4]	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	1,032
[4]	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	276
[4]	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	400	428
[4]	GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	275	280
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	550	572

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	GS Mortgage Securities Trust 2019-GS4	3.000%	9/1/52	1,125	1,152
[4]	GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	500	512
[4]	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	511	511
[4]	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	279	279
[4]	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	236	237
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	671	673
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	275	278
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	275	277
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	200	204
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	665	671
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	125	127
[4]	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	35	35
[4]	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	249
[4]	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	250	252
[4]	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	325	330
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	394	405
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	1,338	1,357
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	418	426
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.142%	12/15/47	144	148
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	109	112
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	113	116
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	200	211
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	300	321
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	150	161
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.962%	12/15/46	150	162
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	673	688
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	75	79
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	325	349
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	975	994
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	400	426
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	325	345
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	142	143
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	400	422
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	1,400	1,548
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	122	128
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.039%	7/15/45	81	85
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	173	178
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	790	837
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	220	232

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	49	50
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	435	464
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	275	293
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	151	156
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	625	670
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	125	134
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.892%	1/15/47	188	202
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	474	506
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	93	99
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.810%	2/15/47	113	120
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	2	2
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	225	229
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.996%	4/15/47	225	240
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	175	187
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	96	99
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	100	106
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.996%	8/15/47	75	79
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	650	691
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	175	185
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	319	340
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	188	201
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	50	50
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.638%	11/15/47	150	158
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	300	315
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	750	792
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	200	211
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.018%	1/15/48	26	26
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	360	377
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	200	210
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	200	209
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	2.734%	2/15/48	41	41
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	409	417

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	218	225
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	155	156
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	500	519
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	100	103
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	271	271
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	215	221
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	350	370
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	425	439
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	425	453
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	200	214
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	203	210
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	218	232
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	425	438
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	425	449
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	300	321
[4]	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	325	335
[4]	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	1,250	1,343
[4]	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	850	890
[4]	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	75	79
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	300	310
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	150	155
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	2,000	2,144
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	425	450
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	275	291
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.712%	10/15/50	175	184
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	1,000	1,106
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	125	138
[4]	JPMDB Commerical Mortgage Securities Trust 2019-COR6	3.056%	11/13/52	750	763
[4]	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	183	183
[4]	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	75	75
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	175	179
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.081%	7/15/46	1,600	1,692
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.153%	8/15/46	240	254

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.353%	8/15/46	120	127
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	445	473
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	2.936%	11/15/46	1	1
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	300	317
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.755%	11/15/46	150	160
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	179	182
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	36	37
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	225	230
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	100	102
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	150	154
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	125	129
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	272	275
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	375	399
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.745%	2/15/47	150	161
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	67	69
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	325	344
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.337%	6/15/47	125	132
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	20	20
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	100	106
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.478%	10/15/47	125	133
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	225	231
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	275	288
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	200	204
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	725	751
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	425	434
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	325	338
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	200	207
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	222	222
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	150	154
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	450	477
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	475	491
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	250	264

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	275	284
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	300	315
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	200	207
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	250	266
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	300	310
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	800	847
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	800	812
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	950	980
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	800	853
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	325	347
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	1,000	1,065
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	400	425
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	400	416
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	575	610
[4]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	660
[4]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	231
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	321
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	414
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	327
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	809
[4]	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	825	880
[4]	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	581
[4]	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	1,050	1,108
[4]	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	125	131
[4]	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	625	694
[4]	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/29	775	800
[7]	National Australia Bank Ltd.	2.250%	3/16/21	625	628
[4]	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	32	32
[4]	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	75	75
[4]	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	14	14
[4]	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	56	55
[4]	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	22	22
[4]	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	275	274
[4]	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	337	337
[4]	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	259	259
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	516	518
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	400	406
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	550	556
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	150	152
[4]	Nissan Auto Receivables 2019-C	1.930%	7/15/24	650	650
[4]	Nissan Auto Receivables 2019-C	1.950%	5/15/26	150	149
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	156	159
[4]	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	100	106
[4]	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	225	245
	Royal Bank of Canada	2.100%	10/14/20	3,950	3,952
	Royal Bank of Canada	2.300%	3/22/21	650	653
[4]	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	178	179
[4]	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	250	252
[4]	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	2	2
[4]	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	150	150

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	250	253
[4]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	1,200	1,227
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	1,162	1,167
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	675	685
[4]	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	1,200	1,214
[4]	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	1,175	1,227
[7]	Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,006
[4]	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	93	93
[4]	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	132	132
[4]	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	754	754
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	518	519
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	175	176
[4]	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	475	480
[4]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	100	102
[4]	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	849
[4]	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	367
[4]	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	633
[4]	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	156
[4]	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	763
[4]	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	316
[4]	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	499
[4]	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	640
[4]	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	276
[4]	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	425
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	643
[4]	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	348
[4]	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	1,000	1,109
[4]	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	475	535
[4]	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	175	185
[4]	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	600	678
[4]	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	100	112
[4]	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	975	1,111
[4]	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	575	643
[4]	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	647
[4]	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	1,200	1,317
[4]	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	349
[4]	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	400	426
[4]	UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	450	456
[4]	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,000	1,015
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	298
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	180
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	77
[4]	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	800	891
[4]	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	1,200	1,330
[4]	UBS-Barclays Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	125	134
[4]	UBS-Barclays Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	275	282
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	200	202
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	100	102
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	216	219
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	2	2
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	91	93
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	900	954
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	53
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	102	102
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	300	303
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	419
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	209
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	400	408
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	207
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	182
[4]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	910	938
[4]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	660
[4]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	122

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	255	263
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	664
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	112	114
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	853	886
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	206
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	175	182
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	275	295
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	225	241
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	73	73
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	125	127
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	175	182
[4]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	325	340
[4]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	200	215
[4]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	770	821
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	525	529
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	218	225
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	475	503
[4]	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	150	158
[4]	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	325	334
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	325	351
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	350	357
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	614	630
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	854	905
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	242	254
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	725	766
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	400	421
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	400	417
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	600	641
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	150	158
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,000	1,060
[4]	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	1,200	1,284
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	1,200	1,283
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	1,200	1,317
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	200	216
[4]	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	775	862
[4]	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	1,000	1,112
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	475	527
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	975	1,077
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	575	623
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	3.143%	8/15/52	350	351
[4]	Wells Fargo Commercial Mortgage Trust 2019-C53	3.040%	10/15/52	750	771
[4]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	450	466
[4]	Wells Fargo Commercial Mortgate Trust 2018-C47	4.442%	9/15/61	1,075	1,219
[4]	Wells Fargo Commercial Mortgate Trust 2019-C51	3.311%	6/15/52	780	819
[4]	Wells Fargo Commercial Mortgate Trust 2019-C52	2.892%	8/15/52	1,150	1,168
[4]	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	600	610
[4]	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	458
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	308
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	258
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	178
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	319	324
[4]	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	257
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	112
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	54
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	227
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	45
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	413
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	206
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	124	127
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	689
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	169
[4]	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	138	143
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	193
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	310

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	79	81
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	106
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	107
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	107
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	1	1
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	201
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,534
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	54
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.692%	12/15/46	75	81
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	2	2
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	152
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	186
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.739%	3/15/46	50	54
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	43	44
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	64	65
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	187
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	53
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	89	91
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	133
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	132
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	449
[4]	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	650	688
[4]	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	106
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	241	249
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	133
[4]	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	80
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	3	3
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	250	256
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	772
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	318
[4]	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	625	626
[4]	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	775	783
[4]	World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	475	475
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $454,868)					467,223
Corporate Bonds (10.3%)
Finance (3.2%)
	Banking (2.3%)
	Ally Financial Inc.	4.250%	4/15/21	500	513
	Ally Financial Inc.	4.125%	2/13/22	510	526
	Ally Financial Inc.	3.875%	5/21/24	200	209
	Ally Financial Inc.	5.125%	9/30/24	550	606
	Ally Financial Inc.	4.625%	3/30/25	1,000	1,081
	Ally Financial Inc.	8.000%	11/1/31	1,600	2,210
	American Express Co.	3.000%	2/22/21	600	606
	American Express Co.	3.700%	11/5/21	1,000	1,030
	American Express Co.	2.750%	5/20/22	1,000	1,017
	American Express Co.	2.500%	8/1/22	2,400	2,427
	American Express Co.	2.650%	12/2/22	1,500	1,528
	American Express Co.	3.400%	2/27/23	1,200	1,243
	American Express Co.	3.700%	8/3/23	1,500	1,579
	American Express Co.	3.400%	2/22/24	1,000	1,045
	American Express Co.	2.500%	7/30/24	900	909
	American Express Co.	3.000%	10/30/24	1,200	1,238
	American Express Co.	3.625%	12/5/24	1,404	1,480
	American Express Co.	3.125%	5/20/26	1,200	1,245
	American Express Co.	4.050%	12/3/42	121	142
	American Express Credit Corp.	2.250%	5/5/21	1,060	1,065
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,371
	American Express Credit Corp.	3.300%	5/3/27	1,960	2,085
	Associated Bank NA	3.500%	8/13/21	250	254

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	2,300	2,308
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	303
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	250	254
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,750	1,781
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	806
	Banco Santander SA	3.848%	4/12/23	1,200	1,248
	Banco Santander SA	2.706%	6/27/24	400	405
	Banco Santander SA	5.179%	11/19/25	1,700	1,890
	Banco Santander SA	4.250%	4/11/27	1,600	1,721
	Banco Santander SA	3.800%	2/23/28	200	210
	Banco Santander SA	4.379%	4/12/28	1,200	1,309
	Banco Santander SA	3.306%	6/27/29	500	515
	Bank of America Corp.	2.625%	4/19/21	2,090	2,108
[4]	Bank of America Corp.	2.369%	7/21/21	1,155	1,157
[4]	Bank of America Corp.	2.328%	10/1/21	2,500	2,503
[4]	Bank of America Corp.	2.738%	1/23/22	1,300	1,309
[4]	Bank of America Corp.	3.499%	5/17/22	1,000	1,019
	Bank of America Corp.	2.503%	10/21/22	1,850	1,866
	Bank of America Corp.	3.300%	1/11/23	5,400	5,585
[4]	Bank of America Corp.	3.124%	1/20/23	410	417
[4]	Bank of America Corp.	2.881%	4/24/23	1,375	1,394
[4]	Bank of America Corp.	2.816%	7/21/23	3,000	3,041
	Bank of America Corp.	4.100%	7/24/23	1,425	1,517
	Bank of America Corp.	3.004%	12/20/23	6,882	7,032
	Bank of America Corp.	4.125%	1/22/24	1,400	1,506
[4]	Bank of America Corp.	3.550%	3/5/24	2,935	3,036
	Bank of America Corp.	4.000%	4/1/24	1,316	1,409
[4]	Bank of America Corp.	3.864%	7/23/24	625	658
	Bank of America Corp.	4.200%	8/26/24	3,425	3,674
	Bank of America Corp.	4.000%	1/22/25	4,240	4,507
[4]	Bank of America Corp.	3.458%	3/15/25	2,000	2,082
	Bank of America Corp.	3.950%	4/21/25	1,500	1,597
[4]	Bank of America Corp.	3.093%	10/1/25	2,500	2,575
[4]	Bank of America Corp.	2.456%	10/22/25	1,175	1,179
[4]	Bank of America Corp.	3.366%	1/23/26	1,300	1,356
	Bank of America Corp.	4.450%	3/3/26	1,650	1,808
	Bank of America Corp.	3.500%	4/19/26	830	878
	Bank of America Corp.	4.250%	10/22/26	1,700	1,847
[4]	Bank of America Corp.	3.559%	4/23/27	2,275	2,398
	Bank of America Corp.	3.248%	10/21/27	2,025	2,101
	Bank of America Corp.	4.183%	11/25/27	1,690	1,829
[4]	Bank of America Corp.	3.824%	1/20/28	2,450	2,626
[4]	Bank of America Corp.	3.705%	4/24/28	1,400	1,494
[4]	Bank of America Corp.	3.593%	7/21/28	2,250	2,389
[4]	Bank of America Corp.	3.419%	12/20/28	5,357	5,611
[4]	Bank of America Corp.	3.970%	3/5/29	1,425	1,549
[4]	Bank of America Corp.	4.271%	7/23/29	4,275	4,734
[4]	Bank of America Corp.	3.974%	2/7/30	500	544
[4]	Bank of America Corp.	3.194%	7/23/30	2,000	2,068
[4]	Bank of America Corp.	2.884%	10/22/30	1,175	1,187
	Bank of America Corp.	6.110%	1/29/37	1,010	1,361
[4]	Bank of America Corp.	4.244%	4/24/38	2,525	2,897
	Bank of America Corp.	7.750%	5/14/38	2,075	3,263
[4]	Bank of America Corp.	4.078%	4/23/40	3,000	3,403
	Bank of America Corp.	5.875%	2/7/42	1,350	1,915
	Bank of America Corp.	5.000%	1/21/44	1,950	2,546
	Bank of America Corp.	4.875%	4/1/44	550	703
	Bank of America Corp.	4.750%	4/21/45	350	426
[4]	Bank of America Corp.	4.443%	1/20/48	1,625	1,978
[4]	Bank of America Corp.	3.946%	1/23/49	1,175	1,331
[4]	Bank of America Corp.	4.330%	3/15/50	1,700	2,039
	Bank of America NA	6.000%	10/15/36	600	826
	Bank of Montreal	3.100%	4/13/21	1,545	1,567
	Bank of Montreal	1.900%	8/27/21	1,500	1,502

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of Montreal	2.900%	3/26/22	2,350	2,393
	Bank of Montreal	2.350%	9/11/22	137	138
	Bank of Montreal	2.550%	11/6/22	313	318
	Bank of Montreal	3.300%	2/5/24	1,000	1,041
	Bank of Montreal	2.500%	6/28/24	800	807
[4]	Bank of Montreal	4.338%	10/5/28	400	422
[4]	Bank of Montreal	3.803%	12/15/32	2,400	2,505
	Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	2,005
	Bank of New York Mellon Corp.	3.550%	9/23/21	125	128
	Bank of New York Mellon Corp.	2.600%	2/7/22	1,375	1,394
	Bank of New York Mellon Corp.	2.950%	1/29/23	850	872
	Bank of New York Mellon Corp.	3.500%	4/28/23	625	655
[4]	Bank of New York Mellon Corp.	2.661%	5/16/23	1,275	1,294
	Bank of New York Mellon Corp.	3.450%	8/11/23	525	550
	Bank of New York Mellon Corp.	2.200%	8/16/23	825	834
	Bank of New York Mellon Corp.	3.650%	2/4/24	150	159
	Bank of New York Mellon Corp.	3.250%	9/11/24	600	630
	Bank of New York Mellon Corp.	2.100%	10/24/24	600	600
	Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,231
	Bank of New York Mellon Corp.	2.450%	8/17/26	500	502
	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,576
	Bank of New York Mellon Corp.	3.400%	1/29/28	600	638
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,267
	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	1,027
	Bank of New York Mellon Corp.	3.300%	8/23/29	500	521
	Bank of Nova Scotia	4.375%	1/13/21	105	108
	Bank of Nova Scotia	2.800%	7/21/21	1,375	1,394
	Bank of Nova Scotia	2.700%	3/7/22	3,000	3,049
	Bank of Nova Scotia	2.375%	1/18/23	2,250	2,274
	Bank of Nova Scotia	3.400%	2/11/24	500	522
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,368
	Bank of Nova Scotia	2.700%	8/3/26	425	432
	Barclays Bank plc	2.650%	1/11/21	1,000	1,006
	Barclays plc	3.250%	1/12/21	1,000	1,007
	Barclays plc	3.200%	8/10/21	850	860
	Barclays plc	3.684%	1/10/23	950	973
[4]	Barclays plc	4.610%	2/15/23	1,000	1,042
[4]	Barclays plc	4.338%	5/16/24	1,000	1,049
	Barclays plc	3.650%	3/16/25	3,000	3,123
[4]	Barclays plc	3.932%	5/7/25	800	840
	Barclays plc	4.375%	1/12/26	1,200	1,299
	Barclays plc	4.337%	1/10/28	1,000	1,071
[4]	Barclays plc	4.972%	5/16/29	1,200	1,348
	Barclays plc	5.250%	8/17/45	775	934
	Barclays plc	4.950%	1/10/47	675	790
	BBVA USA	3.500%	6/11/21	625	635
	BBVA USA	2.875%	6/29/22	1,550	1,571
	BNP Paribas SA	5.000%	1/15/21	2,810	2,892
	BNP Paribas SA	3.250%	3/3/23	675	699
	BNP Paribas SA	4.250%	10/15/24	500	533
	BPCE SA	2.650%	2/3/21	825	830
	BPCE SA	2.750%	12/2/21	500	507
[7]	BPCE SA	3.000%	5/22/22	1,000	1,017
	BPCE SA	4.000%	4/15/24	1,200	1,284
	BPCE SA	3.375%	12/2/26	250	262
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	500	504
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,720
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,050
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	824
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,174
	Capital One Financial Corp.	4.750%	7/15/21	280	291
	Capital One Financial Corp.	3.050%	3/9/22	675	689
	Capital One Financial Corp.	3.200%	1/30/23	2,000	2,056
	Capital One Financial Corp.	3.500%	6/15/23	82	85

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital One Financial Corp.	3.900%	1/29/24	250	265
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,702
	Capital One Financial Corp.	3.300%	10/30/24	1,050	1,083
	Capital One Financial Corp.	4.200%	10/29/25	500	537
	Capital One Financial Corp.	3.750%	7/28/26	250	262
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,141
	Capital One Financial Corp.	3.800%	1/31/28	2,000	2,148
	Capital One NA	2.950%	7/23/21	510	517
	Capital One NA	2.250%	9/13/21	675	677
	Capital One NA	2.650%	8/8/22	2,550	2,588
	Citibank NA	2.850%	2/12/21	830	837
	Citibank NA	3.400%	7/23/21	1,000	1,020
[4]	Citibank NA	3.165%	2/19/22	2,500	2,531
[4]	Citibank NA	2.844%	5/20/22	2,500	2,531
	Citigroup Inc.	2.700%	3/30/21	2,500	2,518
	Citigroup Inc.	2.350%	8/2/21	600	603
	Citigroup Inc.	2.900%	12/8/21	2,000	2,030
	Citigroup Inc.	4.500%	1/14/22	2,000	2,095
	Citigroup Inc.	2.750%	4/25/22	1,125	1,143
	Citigroup Inc.	4.050%	7/30/22	2,225	2,324
	Citigroup Inc.	2.700%	10/27/22	1,550	1,575
[4]	Citigroup Inc.	2.312%	11/4/22	750	752
[4]	Citigroup Inc.	3.142%	1/24/23	2,000	2,034
	Citigroup Inc.	3.500%	5/15/23	450	466
	Citigroup Inc.	3.875%	10/25/23	1,725	1,832
	Citigroup Inc.	3.750%	6/16/24	2,975	3,159
	Citigroup Inc.	4.000%	8/5/24	725	773
	Citigroup Inc.	3.875%	3/26/25	1,100	1,159
[4]	Citigroup Inc.	3.352%	4/24/25	3,000	3,120
	Citigroup Inc.	3.300%	4/27/25	275	289
	Citigroup Inc.	4.400%	6/10/25	1,975	2,145
	Citigroup Inc.	5.500%	9/13/25	1,000	1,142
	Citigroup Inc.	3.700%	1/12/26	400	426
	Citigroup Inc.	4.600%	3/9/26	975	1,074
	Citigroup Inc.	3.400%	5/1/26	750	783
	Citigroup Inc.	3.200%	10/21/26	3,000	3,103
	Citigroup Inc.	4.300%	11/20/26	775	842
	Citigroup Inc.	4.450%	9/29/27	3,450	3,794
[4]	Citigroup Inc.	3.887%	1/10/28	2,075	2,224
	Citigroup Inc.	6.625%	1/15/28	800	1,002
[4]	Citigroup Inc.	3.668%	7/24/28	1,975	2,097
	Citigroup Inc.	4.125%	7/25/28	425	461
[4]	Citigroup Inc.	3.520%	10/27/28	3,760	3,948
[4]	Citigroup Inc.	4.075%	4/23/29	550	601
[4]	Citigroup Inc.	3.980%	3/20/30	2,000	2,185
[4]	Citigroup Inc.	2.976%	11/5/30	1,175	1,193
	Citigroup Inc.	5.875%	2/22/33	200	245
	Citigroup Inc.	6.000%	10/31/33	525	675
	Citigroup Inc.	6.125%	8/25/36	1,699	2,198
[4]	Citigroup Inc.	3.878%	1/24/39	1,100	1,203
	Citigroup Inc.	8.125%	7/15/39	1,099	1,834
	Citigroup Inc.	5.875%	1/30/42	800	1,128
	Citigroup Inc.	5.300%	5/6/44	750	951
	Citigroup Inc.	4.650%	7/30/45	1,000	1,228
	Citigroup Inc.	4.750%	5/18/46	2,550	3,053
	Citigroup Inc.	4.650%	7/23/48	2,230	2,780
	Citizens Bank NA	2.650%	5/26/22	600	608
	Citizens Bank NA	3.700%	3/29/23	250	261
	Citizens Bank NA	3.250%	2/14/22	400	409
	Citizens Bank NA	3.750%	2/18/26	500	534
	Citizens Financial Group Inc.	4.300%	12/3/25	400	429
	Citizens Financial Group Inc.	2.850%	7/27/26	1,775	1,803
	Comerica Bank	4.000%	7/27/25	200	214
	Comerica Inc.	3.700%	7/31/23	750	787

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Commonwealth Bank of Australia	2.550%	3/15/21	625	629
[7]	Commonwealth Bank of Australia	2.750%	3/10/22	2,000	2,034
	Cooperatieve Rabobank UA	4.500%	1/11/21	635	650
	Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,783
	Cooperatieve Rabobank UA	2.750%	1/10/22	300	304
	Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,161
	Cooperatieve Rabobank UA	3.950%	11/9/22	975	1,017
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,900
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,083
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	811
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,500	1,561
	Cooperatieve Rabobank UA	5.250%	5/24/41	335	456
	Cooperatieve Rabobank UA	5.750%	12/1/43	700	921
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,449
	Credit Suisse AG	3.000%	10/29/21	800	815
	Credit Suisse AG	2.100%	11/12/21	400	401
	Credit Suisse AG	3.625%	9/9/24	2,325	2,468
[7]	Credit Suisse Group AG	3.574%	1/9/23	1,175	1,206
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	800	807
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	2,630	2,669
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	4,000	4,157
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	2,335	2,443
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,585
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,442
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	1,193
	Credit Suisse USA Inc.	7.125%	7/15/32	465	682
	Deutsche Bank AG	3.125%	1/13/21	325	326
	Deutsche Bank AG	3.150%	1/22/21	1,500	1,506
	Deutsche Bank AG	3.375%	5/12/21	650	654
	Deutsche Bank AG	4.250%	10/14/21	2,700	2,776
	Deutsche Bank AG	3.300%	11/16/22	2,500	2,524
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,329
	Deutsche Bank AG	4.100%	1/13/26	400	408
	Deutsche Bank AG	3.700%	5/30/24	1,775	1,812
	Deutsche Bank AG	4.250%	2/4/21	475	481
	Discover Bank	3.200%	8/9/21	350	356
	Discover Bank	3.350%	2/6/23	600	618
	Discover Bank	2.450%	9/12/24	600	597
	Discover Bank	4.250%	3/13/26	1,125	1,215
	Discover Bank	3.450%	7/27/26	500	519
[4]	Discover Bank	4.682%	8/9/28	425	443
	Discover Bank	4.650%	9/13/28	1,000	1,121
	Discover Financial Services	3.850%	11/21/22	225	235
	Discover Financial Services	3.950%	11/6/24	350	371
	Discover Financial Services	3.750%	3/4/25	425	449
	Discover Financial Services	4.500%	1/30/26	1,000	1,094
	Discover Financial Services	4.100%	2/9/27	1,175	1,259
	Fifth Third Bancorp	3.500%	3/15/22	950	979
	Fifth Third Bancorp	4.300%	1/16/24	475	510
	Fifth Third Bancorp	3.650%	1/25/24	500	526
	Fifth Third Bancorp	2.375%	1/28/25	600	600
	Fifth Third Bancorp	3.950%	3/14/28	300	329
	Fifth Third Bancorp	8.250%	3/1/38	710	1,091
	Fifth Third Bank	2.250%	6/14/21	500	502
	Fifth Third Bank	2.875%	10/1/21	1,435	1,456
	Fifth Third Bank	3.850%	3/15/26	1,500	1,593
	Fifth Third Bank	3.350%	7/26/21	625	638
	Fifth Third Bank	3.950%	7/28/25	625	678
	First Horizon National Corp.	3.500%	12/15/20	425	429
	First Republic Bank	2.500%	6/6/22	1,400	1,413
	First Republic Bank	4.375%	8/1/46	200	217
	First Republic Bank	4.625%	2/13/47	375	433
	FirstMerit Bank NA	4.270%	11/25/26	450	482
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,266

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.875%	2/25/21	1,275	1,287
	Goldman Sachs Group Inc.	2.625%	4/25/21	500	503
	Goldman Sachs Group Inc.	5.250%	7/27/21	1,825	1,913
	Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	2,007
	Goldman Sachs Group Inc.	5.750%	1/24/22	2,375	2,542
	Goldman Sachs Group Inc.	3.000%	4/26/22	3,450	3,495
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	2,547	2,578
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,825	1,895
	Goldman Sachs Group Inc.	3.200%	2/23/23	2,705	2,781
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,707
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	2,726	2,768
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,248
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,858
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	5,174
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,058
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	2,100	2,167
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,595
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,665	2,780
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,229
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,169
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	2,550	2,705
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,284
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,362
	Goldman Sachs Group Inc.	6.450%	5/1/36	975	1,290
	Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	5,018
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,000	2,163
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,550	2,894
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,917
	Goldman Sachs Group Inc.	4.800%	7/8/44	1,750	2,118
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,475	4,254
	Goldman Sachs Group Inc.	4.750%	10/21/45	225	274
	HSBC Bank USA NA	7.000%	1/15/39	650	947
	HSBC Holdings plc	3.400%	3/8/21	2,151	2,183
	HSBC Holdings plc	5.100%	4/5/21	1,560	1,616
	HSBC Holdings plc	2.950%	5/25/21	1,959	1,983
	HSBC Holdings plc	2.650%	1/5/22	1,775	1,794
	HSBC Holdings plc	4.875%	1/14/22	160	169
	HSBC Holdings plc	4.000%	3/30/22	440	458
[4]	HSBC Holdings plc	3.262%	3/13/23	3,325	3,397
	HSBC Holdings plc	3.600%	5/25/23	1,525	1,586
[4]	HSBC Holdings plc	3.033%	11/22/23	1,050	1,072
	HSBC Holdings plc	4.250%	3/14/24	1,000	1,061
[4]	HSBC Holdings plc	3.950%	5/18/24	2,500	2,622
[4]	HSBC Holdings plc	3.803%	3/11/25	3,900	4,093
[4]	HSBC Holdings plc	2.633%	11/7/25	1,300	1,297
	HSBC Holdings plc	4.300%	3/8/26	4,070	4,422
	HSBC Holdings plc	3.900%	5/25/26	1,950	2,076
[4]	HSBC Holdings plc	4.292%	9/12/26	3,500	3,759
	HSBC Holdings plc	4.375%	11/23/26	1,000	1,081
[4]	HSBC Holdings plc	4.041%	3/13/28	1,000	1,067
[4]	HSBC Holdings plc	4.583%	6/19/29	2,300	2,566
[4]	HSBC Holdings plc	3.973%	5/22/30	1,000	1,074
	HSBC Holdings plc	7.625%	5/17/32	400	553
	HSBC Holdings plc	7.350%	11/27/32	400	555
	HSBC Holdings plc	6.500%	5/2/36	2,485	3,379
	HSBC Holdings plc	6.500%	9/15/37	660	900
	HSBC Holdings plc	6.800%	6/1/38	1,450	2,062
	HSBC Holdings plc	6.100%	1/14/42	200	284
	HSBC Holdings plc	5.250%	3/14/44	1,200	1,519
	HSBC USA Inc.	3.500%	6/23/24	400	423
	Huntington Bancshares Inc.	7.000%	12/15/20	450	470
	Huntington Bancshares Inc.	3.150%	3/14/21	650	657
	Huntington Bancshares Inc.	2.300%	1/14/22	325	326
	Huntington Bancshares Inc.	4.000%	5/15/25	400	431

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington National Bank	3.250%	5/14/21	1,050	1,067
	Huntington National Bank	3.125%	4/1/22	400	408
	Huntington National Bank	2.500%	8/7/22	600	607
	Huntington National Bank	3.550%	10/6/23	650	680
	ING Groep NV	3.150%	3/29/22	700	714
	ING Groep NV	4.100%	10/2/23	1,500	1,590
	ING Groep NV	3.550%	4/9/24	400	419
	ING Groep NV	3.950%	3/29/27	1,300	1,398
	ING Groep NV	4.550%	10/2/28	1,000	1,134
	ING Groep NV	4.050%	4/9/29	610	669
	JPMorgan Chase & Co.	2.550%	3/1/21	800	804
	JPMorgan Chase & Co.	4.625%	5/10/21	835	865
	JPMorgan Chase & Co.	2.400%	6/7/21	975	981
	JPMorgan Chase & Co.	2.295%	8/15/21	1,925	1,928
	JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,042
	JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,805
[4]	JPMorgan Chase & Co.	3.514%	6/18/22	800	817
	JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,506
	JPMorgan Chase & Co.	2.972%	1/15/23	650	663
	JPMorgan Chase & Co.	3.200%	1/25/23	5,375	5,544
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	1,500	1,518
	JPMorgan Chase & Co.	3.375%	5/1/23	3,425	3,556
	JPMorgan Chase & Co.	2.700%	5/18/23	2,000	2,037
	JPMorgan Chase & Co.	3.875%	2/1/24	1,220	1,305
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	2,930	3,054
	JPMorgan Chase & Co.	3.625%	5/13/24	872	922
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	725	764
	JPMorgan Chase & Co.	3.875%	9/10/24	5,200	5,561
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	1,000	1,065
	JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,669
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,529
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,367
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	2,000	1,998
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,673
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,171
	JPMorgan Chase & Co.	2.950%	10/1/26	3,950	4,060
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,805
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	1,125	1,217
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,050
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,781
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	1,775	1,880
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	2,200	2,332
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,861
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	1,025	1,141
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	1,950	2,218
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,723
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	2,000
	JPMorgan Chase & Co.	6.400%	5/15/38	3,010	4,340
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	1,980	2,189
	JPMorgan Chase & Co.	5.500%	10/15/40	1,875	2,507
	JPMorgan Chase & Co.	5.600%	7/15/41	850	1,164
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,623
	JPMorgan Chase & Co.	5.625%	8/16/43	2,900	3,889
	JPMorgan Chase & Co.	4.950%	6/1/45	250	315
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	1,275	1,494
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	1,375	1,557
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	3,924
	KeyBank NA	3.350%	6/15/21	325	332
	KeyBank NA	2.500%	11/22/21	300	303
	KeyBank NA	2.400%	6/9/22	1,000	1,011
	KeyBank NA	2.300%	9/14/22	500	505
	KeyBank NA	3.375%	3/7/23	500	520
	KeyBank NA	3.300%	6/1/25	500	527
[4]	KeyBank NA	3.180%	10/15/27	250	255

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KeyCorp	5.100%	3/24/21	1,310	1,359
	KeyCorp	4.150%	10/29/25	850	930
	KeyCorp	4.100%	4/30/28	1,400	1,528
	KeyCorp	2.550%	10/1/29	600	587
	Lloyds Bank plc	6.375%	1/21/21	1,875	1,951
	Lloyds Bank plc	3.300%	5/7/21	800	813
	Lloyds Banking Group plc	3.000%	1/11/22	1,000	1,015
[4]	Lloyds Banking Group plc	2.858%	3/17/23	975	984
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,482
[4]	Lloyds Banking Group plc	2.907%	11/7/23	1,200	1,217
	Lloyds Banking Group plc	3.900%	3/12/24	800	843
	Lloyds Banking Group plc	4.500%	11/4/24	1,000	1,066
	Lloyds Banking Group plc	4.450%	5/8/25	500	545
	Lloyds Banking Group plc	4.582%	12/10/25	3,050	3,291
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,082
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,049
	Lloyds Banking Group plc	4.375%	3/22/28	1,025	1,128
	Lloyds Banking Group plc	4.550%	8/16/28	575	642
[4]	Lloyds Banking Group plc	3.574%	11/7/28	1,000	1,040
	Lloyds Banking Group plc	5.300%	12/1/45	200	243
	Lloyds Banking Group plc	4.344%	1/9/48	2,000	2,161
	M&T Bank Corp.	3.550%	7/26/23	550	578
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	500	502
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,464
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	265
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,466	1,480
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	600	613
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,753
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	764
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	800	819
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	2,575	2,608
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	1,014
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,000	1,036
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,576
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	201
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,251
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	815
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,000	1,063
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,931
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	704
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,502
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	1,036
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,850
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	500	551
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,386
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	853
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	230
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	1,000	1,095
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	509
	Mizuho Financial Group Inc.	3.549%	3/5/23	425	443
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	1,625	1,641
[4]	Mizuho Financial Group Inc.	3.922%	9/11/24	800	839
[4]	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,639
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	400	399
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	264
	Mizuho Financial Group Inc.	4.018%	3/5/28	1,400	1,524
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,107
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,200	2,247
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	400	403
	Morgan Stanley	5.750%	1/25/21	1,335	1,384
	Morgan Stanley	2.500%	4/21/21	1,950	1,959
	Morgan Stanley	5.500%	7/28/21	2,025	2,132
	Morgan Stanley	2.625%	11/17/21	200	202
	Morgan Stanley	2.750%	5/19/22	2,547	2,591

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.875%	11/1/22	1,575	1,687
	Morgan Stanley	3.125%	1/23/23	2,000	2,054
	Morgan Stanley	3.750%	2/25/23	4,000	4,178
	Morgan Stanley	4.100%	5/22/23	2,025	2,131
[4]	Morgan Stanley	3.737%	4/24/24	1,600	1,666
	Morgan Stanley	3.875%	4/29/24	2,700	2,864
	Morgan Stanley	3.700%	10/23/24	2,550	2,701
	Morgan Stanley	4.000%	7/23/25	2,330	2,520
	Morgan Stanley	5.000%	11/24/25	1,100	1,235
	Morgan Stanley	3.875%	1/27/26	1,800	1,931
	Morgan Stanley	3.125%	7/27/26	3,150	3,242
	Morgan Stanley	6.250%	8/9/26	975	1,184
	Morgan Stanley	4.350%	9/8/26	2,780	3,035
	Morgan Stanley	3.625%	1/20/27	2,135	2,267
	Morgan Stanley	3.950%	4/23/27	745	796
[4]	Morgan Stanley	3.591%	7/22/28	3,040	3,221
[4]	Morgan Stanley	3.772%	1/24/29	2,850	3,061
[4]	Morgan Stanley	4.431%	1/23/30	1,220	1,377
	Morgan Stanley	7.250%	4/1/32	705	1,012
[4]	Morgan Stanley	3.971%	7/22/38	600	665
[4]	Morgan Stanley	4.457%	4/22/39	1,250	1,471
	Morgan Stanley	6.375%	7/24/42	2,400	3,533
	Morgan Stanley	4.300%	1/27/45	3,350	3,934
	Morgan Stanley	4.375%	1/22/47	750	896
	MUFG Americas Holdings Corp.	3.500%	6/18/22	275	285
	MUFG Americas Holdings Corp.	3.000%	2/10/25	280	284
	MUFG Union Bank NA	3.150%	4/1/22	3,000	3,067
	MUFG Union Bank NA	2.100%	12/9/22	1,945	1,949
	National Australia Bank Ltd.	2.625%	1/14/21	200	201
	National Australia Bank Ltd.	1.875%	7/12/21	900	899
	National Australia Bank Ltd.	3.375%	9/20/21	1,000	1,024
	National Australia Bank Ltd.	3.700%	11/4/21	500	516
	National Australia Bank Ltd.	2.800%	1/10/22	1,000	1,016
	National Australia Bank Ltd.	2.500%	5/22/22	1,800	1,821
	National Australia Bank Ltd.	3.000%	1/20/23	755	773
	National Australia Bank Ltd.	3.625%	6/20/23	250	262
	National Australia Bank Ltd.	3.375%	1/14/26	150	157
	National Australia Bank Ltd.	2.500%	7/12/26	950	954
	Northern Trust Corp.	2.375%	8/2/22	745	751
	Northern Trust Corp.	3.950%	10/30/25	600	646
	Northern Trust Corp.	3.650%	8/3/28	325	351
	Northern Trust Corp.	3.150%	5/3/29	500	526
[4]	Northern Trust Corp.	3.375%	5/8/32	275	279
	People's United Bank NA	4.000%	7/15/24	275	286
	People's United Financial Inc.	3.650%	12/6/22	413	429
	PNC Bank NA	2.150%	4/29/21	525	526
	PNC Bank NA	2.550%	12/9/21	2,400	2,420
	PNC Bank NA	2.625%	2/17/22	1,200	1,212
	PNC Bank NA	2.450%	7/28/22	400	404
[4]	PNC Bank NA	2.028%	12/9/22	590	590
	PNC Bank NA	2.950%	1/30/23	1,100	1,122
	PNC Bank NA	3.800%	7/25/23	700	733
	PNC Bank NA	3.300%	10/30/24	887	922
	PNC Bank NA	2.950%	2/23/25	500	511
	PNC Bank NA	3.250%	6/1/25	825	864
	PNC Bank NA	4.200%	11/1/25	825	897
	PNC Bank NA	3.100%	10/25/27	250	261
	PNC Bank NA	3.250%	1/22/28	600	630
	PNC Bank NA	4.050%	7/26/28	1,000	1,098
	PNC Bank NA	2.700%	10/22/29	300	298
	PNC Financial Services Group Inc.	2.854%	11/9/22	400	407
	PNC Financial Services Group Inc.	3.500%	1/23/24	200	210
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	525
	PNC Financial Services Group Inc.	3.150%	5/19/27	700	723

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	3,060
	PNC Funding Corp.	3.300%	3/8/22	1,280	1,315
	Regions Bank	6.450%	6/26/37	500	642
[4]	Regions Bank	3.374%	8/13/21	525	529
	Regions Financial Corp.	2.750%	8/14/22	775	788
	Regions Financial Corp.	3.800%	8/14/23	650	685
	Regions Financial Corp.	7.375%	12/10/37	500	706
	Royal Bank of Canada	2.500%	1/19/21	800	803
	Royal Bank of Canada	3.200%	4/30/21	2,700	2,748
	Royal Bank of Canada	2.750%	2/1/22	1,400	1,423
	Royal Bank of Canada	2.800%	4/29/22	1,000	1,019
	Royal Bank of Canada	3.700%	10/5/23	1,050	1,107
	Royal Bank of Canada	2.550%	7/16/24	975	990
	Royal Bank of Canada	2.250%	11/1/24	1,250	1,256
	Royal Bank of Canada	4.650%	1/27/26	750	832
	Royal Bank of Scotland Group plc	6.125%	12/15/22	600	656
[4]	Royal Bank of Scotland Group plc	3.498%	5/15/23	1,400	1,430
	Royal Bank of Scotland Group plc	6.100%	6/10/23	900	989
	Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,613
	Royal Bank of Scotland Group plc	6.000%	12/19/23	600	667
	Royal Bank of Scotland Group plc	5.125%	5/28/24	1,890	2,046
[4]	Royal Bank of Scotland Group plc	4.519%	6/25/24	1,000	1,060
[4]	Royal Bank of Scotland Group plc	4.269%	3/22/25	2,100	2,227
	Royal Bank of Scotland Group plc	4.800%	4/5/26	225	249
[4]	Royal Bank of Scotland Group plc	4.892%	5/18/29	2,000	2,255
[4]	Royal Bank of Scotland Group plc	3.754%	11/1/29	200	204
[4]	Royal Bank of Scotland Group plc	5.076%	1/27/30	2,900	3,327
[4]	Royal Bank of Scotland Group plc	4.445%	5/8/30	1,550	1,706
	Santander Holdings USA Inc.	3.400%	1/18/23	850	871
	Santander Holdings USA Inc.	4.500%	7/17/25	500	538
[7]	Santander Holdings USA Inc.	3.244%	10/5/26	4,850	4,872
	Santander Holdings USA Inc.	4.400%	7/13/27	2,900	3,125
	Santander UK Group Holdings plc	3.125%	1/8/21	1,775	1,790
	Santander UK Group Holdings plc	2.875%	8/5/21	825	833
	Santander UK Group Holdings plc	3.571%	1/10/23	700	716
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	500	525
	Santander UK plc	3.400%	6/1/21	2,000	2,040
	Santander UK plc	4.000%	3/13/24	1,200	1,278
	Santander UK plc	2.875%	6/18/24	750	765
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,007
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	1,000	996
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	507
	State Street Corp.	4.375%	3/7/21	615	633
	State Street Corp.	1.950%	5/19/21	400	400
[4]	State Street Corp.	2.653%	5/15/23	2,000	2,031
	State Street Corp.	3.100%	5/15/23	550	565
[4]	State Street Corp.	3.776%	12/3/24	1,000	1,054
	State Street Corp.	3.300%	12/16/24	1,325	1,397
	State Street Corp.	3.550%	8/18/25	635	682
[4]	State Street Corp.	2.354%	11/1/25	550	551
	State Street Corp.	2.650%	5/19/26	500	508
[4]	State Street Corp.	4.141%	12/3/29	800	893
[4]	State Street Corp.	3.031%	11/1/34	550	549
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	334
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	79
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	767
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,925	4,098
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	275	278
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	976
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,284
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	1,014
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	812
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,534
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,048

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,115
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,534
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	500	501
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	1,038
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	800	801
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	662
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,046
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,000	2,083
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,600	1,689
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	709
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	279
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	1,018
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	600	606
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	395
	SVB Financial Group	3.500%	1/29/25	225	235
	Svenska Handelsbanken AB	2.450%	3/30/21	650	654
	Svenska Handelsbanken AB	3.350%	5/24/21	2,000	2,037
	Svenska Handelsbanken AB	1.875%	9/7/21	925	923
	Synchrony Bank	3.650%	5/24/21	1,250	1,275
	Synchrony Bank	3.000%	6/15/22	350	356
	Synchrony Financial	3.750%	8/15/21	300	307
	Synchrony Financial	2.850%	7/25/22	300	304
	Synchrony Financial	4.375%	3/19/24	500	531
	Synchrony Financial	4.250%	8/15/24	1,000	1,067
	Synchrony Financial	3.700%	8/4/26	500	515
	Synchrony Financial	3.950%	12/1/27	1,125	1,181
	Synovus Financial Corp.	3.125%	11/1/22	250	253
	Toronto-Dominion Bank	2.500%	12/14/20	2,200	2,212
	Toronto-Dominion Bank	2.550%	1/25/21	3,000	3,017
	Toronto-Dominion Bank	2.125%	4/7/21	2,000	2,007
	Toronto-Dominion Bank	3.250%	6/11/21	500	510
	Toronto-Dominion Bank	1.800%	7/13/21	650	650
	Toronto-Dominion Bank	1.900%	12/1/22	900	900
[4]	Toronto-Dominion Bank	3.625%	9/15/31	500	523
	Truist Bank	2.625%	1/15/22	1,000	1,012
[4]	Truist Bank	3.502%	8/2/22	425	434
	Truist Bank	3.000%	2/2/23	450	461
	Truist Bank	2.750%	5/1/23	250	254
	Truist Bank	3.200%	4/1/24	3,000	3,114
[4]	Truist Bank	3.689%	8/2/24	725	759
	Truist Bank	2.150%	12/6/24	1,300	1,297
	Truist Bank	3.625%	9/16/25	2,600	2,766
	Truist Bank	3.300%	5/15/26	725	754
	Truist Bank	3.800%	10/30/26	400	429
	Truist Financial Corp.	2.150%	2/1/21	550	551
	Truist Financial Corp.	2.900%	3/3/21	300	303
	Truist Financial Corp.	2.050%	5/10/21	800	801
	Truist Financial Corp.	3.200%	9/3/21	750	765
	Truist Financial Corp.	2.700%	1/27/22	500	507
	Truist Financial Corp.	2.750%	4/1/22	750	763
	Truist Financial Corp.	2.800%	5/17/22	2,000	2,035
	Truist Financial Corp.	3.050%	6/20/22	1,000	1,020
	Truist Financial Corp.	3.750%	12/6/23	900	951
	Truist Financial Corp.	2.500%	8/1/24	100	101
	Truist Financial Corp.	2.850%	10/26/24	791	817
	Truist Financial Corp.	3.700%	6/5/25	850	916
	Truist Financial Corp.	3.875%	3/19/29	600	646
[7]	UBS AG	2.450%	12/1/20	820	823
	US Bancorp	2.350%	1/29/21	600	603
	US Bancorp	4.125%	5/24/21	915	941
	US Bancorp	2.625%	1/24/22	2,000	2,030
	US Bancorp	3.000%	3/15/22	575	588
	US Bancorp	2.950%	7/15/22	375	384
	US Bancorp	3.700%	1/30/24	650	691

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	3.375%	2/5/24	1,000	1,047
	US Bancorp	2.400%	7/30/24	825	835
	US Bancorp	3.600%	9/11/24	150	159
	US Bancorp	3.950%	11/17/25	150	165
	US Bancorp	3.100%	4/27/26	1,500	1,561
	US Bancorp	3.150%	4/27/27	1,250	1,308
	US Bancorp	3.900%	4/26/28	525	589
	US Bancorp	3.000%	7/30/29	600	614
	US Bank NA	2.850%	1/23/23	600	616
	US Bank NA	3.400%	7/24/23	850	889
	US Bank NA	2.800%	1/27/25	1,550	1,597
	US Bank NA	3.450%	11/16/21	300	309
	US Bank NA	2.650%	5/23/22	1,250	1,272
	US Bank NA	1.950%	1/9/23	1,220	1,221
	Wachovia Corp.	6.605%	10/1/25	1,000	1,181
	Wachovia Corp.	7.500%	4/15/35	150	210
	Wachovia Corp.	5.500%	8/1/35	325	411
	Wachovia Corp.	6.550%	10/15/35	100	128
	Wells Fargo & Co.	2.550%	12/7/20	1,500	1,507
	Wells Fargo & Co.	3.000%	1/22/21	2,050	2,073
	Wells Fargo & Co.	4.600%	4/1/21	6,310	6,503
	Wells Fargo & Co.	2.100%	7/26/21	3,300	3,305
	Wells Fargo & Co.	3.500%	3/8/22	600	618
	Wells Fargo & Co.	2.625%	7/22/22	3,475	3,522
	Wells Fargo & Co.	3.069%	1/24/23	4,650	4,730
	Wells Fargo & Co.	3.450%	2/13/23	3,500	3,620
	Wells Fargo & Co.	4.125%	8/15/23	1,675	1,776
	Wells Fargo & Co.	3.750%	1/24/24	1,000	1,053
	Wells Fargo & Co.	3.000%	2/19/25	2,125	2,192
	Wells Fargo & Co.	3.550%	9/29/25	1,700	1,796
[4]	Wells Fargo & Co.	2.406%	10/30/25	2,400	2,394
	Wells Fargo & Co.	3.000%	4/22/26	4,025	4,140
	Wells Fargo & Co.	4.100%	6/3/26	1,925	2,069
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,325
	Wells Fargo & Co.	4.300%	7/22/27	2,000	2,183
[4]	Wells Fargo & Co.	3.584%	5/22/28	1,350	1,431
	Wells Fargo & Co.	4.150%	1/24/29	700	778
[4]	Wells Fargo & Co.	2.879%	10/30/30	11,000	11,065
	Wells Fargo & Co.	5.375%	11/2/43	1,550	1,953
	Wells Fargo & Co.	5.606%	1/15/44	1,900	2,513
	Wells Fargo & Co.	4.650%	11/4/44	2,175	2,547
	Wells Fargo & Co.	3.900%	5/1/45	650	738
	Wells Fargo & Co.	4.900%	11/17/45	1,300	1,587
	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,577
	Wells Fargo & Co.	4.750%	12/7/46	3,175	3,782
	Wells Fargo Bank NA	2.600%	1/15/21	2,000	2,011
[4]	Wells Fargo Bank NA	3.325%	7/23/21	1,050	1,057
	Wells Fargo Bank NA	3.625%	10/22/21	2,000	2,058
[4]	Wells Fargo Bank NA	2.897%	5/27/22	900	910
	Wells Fargo Bank NA	3.550%	8/14/23	2,500	2,612
	Wells Fargo Bank NA	5.950%	8/26/36	550	729
	Wells Fargo Bank NA	5.850%	2/1/37	425	564
	Wells Fargo Bank NA	6.600%	1/15/38	605	870
[4]	Wells Fargo Capital X	5.950%	12/1/86	425	522
	Westpac Banking Corp.	2.100%	5/13/21	1,200	1,201
	Westpac Banking Corp.	2.000%	8/19/21	1,000	1,000
	Westpac Banking Corp.	2.500%	6/28/22	2,400	2,425
	Westpac Banking Corp.	2.750%	1/11/23	800	813
	Westpac Banking Corp.	3.650%	5/15/23	400	419
	Westpac Banking Corp.	3.300%	2/26/24	1,000	1,040
	Westpac Banking Corp.	2.350%	2/19/25	2,500	2,505
	Westpac Banking Corp.	2.850%	5/13/26	450	459
	Westpac Banking Corp.	2.700%	8/19/26	650	657
	Westpac Banking Corp.	3.350%	3/8/27	1,800	1,903

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Westpac Banking Corp.	4.110%	7/24/34	1,750	1,822
Westpac Banking Corp.	4.421%	7/24/39	400	438
Zions Bancorp NA	3.500%	8/27/21	950	968
Zions Bancorp NA	3.250%	10/29/29	250	245
Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	373
Affiliated Managers Group Inc.	3.500%	8/1/25	725	757
Ameriprise Financial Inc.	3.000%	3/22/22	100	102
Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,680
Ameriprise Financial Inc.	3.700%	10/15/24	350	374
BGC Partners Inc.	5.125%	5/27/21	200	206
BGC Partners Inc.	3.750%	10/1/24	425	424
BlackRock Inc.	4.250%	5/24/21	475	491
BlackRock Inc.	3.375%	6/1/22	700	725
BlackRock Inc.	3.500%	3/18/24	1,000	1,062
BlackRock Inc.	3.200%	3/15/27	600	634
BlackRock Inc.	3.250%	4/30/29	500	534
Brookfield Asset Management Inc.	4.000%	1/15/25	550	590
Brookfield Finance Inc.	4.250%	6/2/26	150	163
Brookfield Finance Inc.	3.900%	1/25/28	500	537
Brookfield Finance Inc.	4.850%	3/29/29	600	687
Brookfield Finance Inc.	4.700%	9/20/47	750	859
Brookfield Finance LLC	4.000%	4/1/24	725	777
Cboe Global Markets Inc.	3.650%	1/12/27	490	526
Charles Schwab Corp.	3.250%	5/21/21	525	535
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,263
Charles Schwab Corp.	2.650%	1/25/23	400	408
Charles Schwab Corp.	3.550%	2/1/24	420	443
Charles Schwab Corp.	3.850%	5/21/25	100	108
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,154
Charles Schwab Corp.	3.200%	1/25/28	400	418
Charles Schwab Corp.	4.000%	2/1/29	465	515
Charles Schwab Corp.	3.250%	5/22/29	450	475
CME Group Inc.	3.000%	9/15/22	850	874
CME Group Inc.	3.000%	3/15/25	300	310
CME Group Inc.	5.300%	9/15/43	720	963
CME Group Inc.	4.150%	6/15/48	575	687
E*TRADE Financial Corp.	3.800%	8/24/27	325	339
E*TRADE Financial Corp.	4.500%	6/20/28	330	359
Eaton Vance Corp.	3.625%	6/15/23	275	288
Eaton Vance Corp.	3.500%	4/6/27	300	317
Franklin Resources Inc.	2.800%	9/15/22	500	513
Franklin Resources Inc.	2.850%	3/30/25	250	257
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,208
Intercontinental Exchange Inc.	3.450%	9/21/23	450	471
Intercontinental Exchange Inc.	4.000%	10/15/23	290	309
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,184
Intercontinental Exchange Inc.	3.100%	9/15/27	200	209
Intercontinental Exchange Inc.	3.750%	9/21/28	500	546
Intercontinental Exchange Inc.	4.250%	9/21/48	400	473
Invesco Finance plc	3.125%	11/30/22	500	514
Invesco Finance plc	4.000%	1/30/24	650	688
Invesco Finance plc	5.375%	11/30/43	900	1,085
Janus Capital Group Inc.	4.875%	8/1/25	250	269
Jefferies Financial Group Inc.	5.500%	10/18/23	475	517
Jefferies Group LLC	6.875%	4/15/21	520	549
Jefferies Group LLC	5.125%	1/20/23	500	539
Jefferies Group LLC	4.850%	1/15/27	1,100	1,217
Jefferies Group LLC	6.250%	1/15/36	320	380
Jefferies Group LLC	6.500%	1/20/43	350	416
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	1,100	1,159
Lazard Group LLC	3.750%	2/13/25	100	105

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lazard Group LLC	3.625%	3/1/27	1,350	1,380
Lazard Group LLC	4.500%	9/19/28	425	472
Legg Mason Inc.	4.750%	3/15/26	425	466
Legg Mason Inc.	5.625%	1/15/44	450	511
Nasdaq Inc.	4.250%	6/1/24	125	135
Nasdaq Inc.	3.850%	6/30/26	675	722
Raymond James Financial Inc.	3.625%	9/15/26	375	396
Raymond James Financial Inc.	4.950%	7/15/46	875	1,037
Stifel Financial Corp.	3.500%	12/1/20	125	126
Stifel Financial Corp.	4.250%	7/18/24	400	421
TD Ameritrade Holding Corp.	2.950%	4/1/22	850	868
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	477
TD Ameritrade Holding Corp.	3.300%	4/1/27	700	731
TD Ameritrade Holding Corp.	2.750%	10/1/29	300	302
Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	500	538
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	775	794
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	780	804
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	745	780
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	125	130
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	675	697
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	1,150	1,180
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	475	502
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	650	665
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	1,000	1,035
Air Lease Corp.	3.875%	4/1/21	1,875	1,912
Air Lease Corp.	3.375%	6/1/21	25	25
Air Lease Corp.	3.750%	2/1/22	3,150	3,241
Air Lease Corp.	2.250%	1/15/23	200	200
Air Lease Corp.	2.750%	1/15/23	400	405
Air Lease Corp.	3.875%	7/3/23	425	446
Air Lease Corp.	4.250%	2/1/24	550	589
Air Lease Corp.	4.250%	9/15/24	475	509
Air Lease Corp.	3.250%	3/1/25	600	617
Air Lease Corp.	3.625%	4/1/27	200	208
Air Lease Corp.	4.625%	10/1/28	300	331
Air Lease Corp.	3.250%	10/1/29	595	592
Aircastle Ltd.	4.400%	9/25/23	550	583
Aircastle Ltd.	4.125%	5/1/24	1,625	1,704
Aircastle Ltd.	4.250%	6/15/26	500	527
Ares Capital Corp.	3.500%	2/10/23	600	610
Ares Capital Corp.	4.200%	6/10/24	825	866
Ares Capital Corp.	4.250%	3/1/25	800	835
FS KKR Capital Corp.	4.750%	5/15/22	100	103
FS KKR Capital Corp.	4.625%	7/15/24	100	104
FS KKR Capital Corp.	4.125%	2/1/25	500	507
GATX Corp.	3.250%	3/30/25	375	385
GATX Corp.	3.850%	3/30/27	250	261
GATX Corp.	3.500%	3/15/28	200	204
GATX Corp.	4.550%	11/7/28	600	655
GATX Corp.	4.700%	4/1/29	275	306
GATX Corp.	5.200%	3/15/44	150	175
GATX Corp.	4.500%	3/30/45	150	155

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	1,087	1,127
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	9,432	10,019
	International Lease Finance Corp.	8.250%	12/15/20	825	871
	International Lease Finance Corp.	4.625%	4/15/21	325	335
	International Lease Finance Corp.	8.625%	1/15/22	3,150	3,542
	International Lease Finance Corp.	5.875%	8/15/22	615	670
	Owl Rock Capital Corp.	5.250%	4/15/24	100	106
	Owl Rock Capital Corp.	4.000%	3/30/25	100	100
	Prospect Capital Corp.	5.875%	3/15/23	150	159
	TPG Specialty Lending Inc.	3.875%	11/1/24	225	226
	Insurance (0.4%)
	ACE Capital Trust II	9.700%	4/1/30	75	113
	AEGON Funding Co. LLC	5.750%	12/15/20	524	542
[4]	Aegon NV	5.500%	4/11/48	585	635
	Aetna Inc.	2.750%	11/15/22	650	660
	Aetna Inc.	2.800%	6/15/23	950	965
	Aetna Inc.	3.500%	11/15/24	495	517
	Aetna Inc.	6.625%	6/15/36	500	668
	Aetna Inc.	6.750%	12/15/37	350	470
	Aetna Inc.	4.500%	5/15/42	375	400
	Aetna Inc.	4.125%	11/15/42	325	333
	Aetna Inc.	3.875%	8/15/47	1,000	1,011
	Aflac Inc.	4.000%	2/15/22	325	339
	Aflac Inc.	3.625%	6/15/23	575	605
	Aflac Inc.	3.625%	11/15/24	580	620
	Aflac Inc.	3.250%	3/17/25	325	341
	Aflac Inc.	2.875%	10/15/26	600	617
	Aflac Inc.	4.000%	10/15/46	150	163
	Aflac Inc.	4.750%	1/15/49	325	387
	Alleghany Corp.	4.950%	6/27/22	425	452
	Alleghany Corp.	4.900%	9/15/44	300	350
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	363
	Allstate Corp.	3.150%	6/15/23	1,700	1,764
	Allstate Corp.	3.280%	12/15/26	400	422
	Allstate Corp.	5.550%	5/9/35	105	132
	Allstate Corp.	4.500%	6/15/43	725	866
	Allstate Corp.	4.200%	12/15/46	400	460
	Allstate Corp.	3.850%	8/10/49	200	222
[4]	Allstate Corp.	5.750%	8/15/53	90	97
[4]	Allstate Corp.	6.500%	5/15/67	650	803
	American Equity Investment Life Holding Co.	5.000%	6/15/27	400	428
	American Financial Group Inc.	3.500%	8/15/26	300	308
	American Financial Group Inc.	4.500%	6/15/47	500	540
	American International Group Inc.	6.400%	12/15/20	570	593
	American International Group Inc.	3.300%	3/1/21	1,500	1,520
	American International Group Inc.	4.875%	6/1/22	1,425	1,521
	American International Group Inc.	4.125%	2/15/24	650	696
	American International Group Inc.	3.750%	7/10/25	950	1,016
	American International Group Inc.	3.900%	4/1/26	500	535
	American International Group Inc.	4.200%	4/1/28	750	822
	American International Group Inc.	4.250%	3/15/29	200	222
	American International Group Inc.	3.875%	1/15/35	800	849
	American International Group Inc.	4.700%	7/10/35	325	375
	American International Group Inc.	6.250%	5/1/36	600	801
	American International Group Inc.	4.500%	7/16/44	2,025	2,321
	American International Group Inc.	4.800%	7/10/45	500	599
	American International Group Inc.	4.750%	4/1/48	925	1,107
[4]	American International Group Inc.	5.750%	4/1/48	525	569
	American International Group Inc.	4.375%	1/15/55	625	683
[4]	American International Group Inc.	8.175%	5/15/68	400	544
	Anthem Inc.	3.700%	8/15/21	495	506
	Anthem Inc.	3.125%	5/15/22	350	359
	Anthem Inc.	2.950%	12/1/22	600	615

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	3.300%	1/15/23	771	797
	Anthem Inc.	3.500%	8/15/24	975	1,021
	Anthem Inc.	3.350%	12/1/24	1,801	1,879
	Anthem Inc.	2.375%	1/15/25	400	400
	Anthem Inc.	3.650%	12/1/27	1,250	1,318
	Anthem Inc.	4.101%	3/1/28	1,280	1,387
	Anthem Inc.	2.875%	9/15/29	250	249
	Anthem Inc.	5.850%	1/15/36	300	366
	Anthem Inc.	6.375%	6/15/37	300	388
	Anthem Inc.	4.625%	5/15/42	1,275	1,430
	Anthem Inc.	4.650%	1/15/43	1,850	2,083
	Anthem Inc.	5.100%	1/15/44	1,200	1,419
	Anthem Inc.	4.650%	8/15/44	525	583
	Anthem Inc.	4.375%	12/1/47	1,100	1,206
	Anthem Inc.	4.550%	3/1/48	660	740
	Anthem Inc.	4.850%	8/15/54	175	189
	Aon Corp.	8.205%	1/1/27	150	191
	Aon Corp.	4.500%	12/15/28	600	672
	Aon Corp.	3.750%	5/2/29	380	406
	Aon Corp.	6.250%	9/30/40	150	205
	Aon plc	2.800%	3/15/21	350	353
	Aon plc	4.000%	11/27/23	100	106
	Aon plc	3.500%	6/14/24	425	444
	Aon plc	3.875%	12/15/25	475	509
	Aon plc	4.600%	6/14/44	625	709
	Aon plc	4.750%	5/15/45	425	497
	Arch Capital Finance LLC	4.011%	12/15/26	350	385
	Arch Capital Finance LLC	5.031%	12/15/46	100	125
	Arch Capital Group Ltd.	7.350%	5/1/34	500	706
	Arch Capital Group US Inc.	5.144%	11/1/43	275	334
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,985	2,125
	Assurant Inc.	4.000%	3/15/23	225	235
	Assurant Inc.	4.200%	9/27/23	200	209
	Assurant Inc.	4.900%	3/27/28	400	439
	Assurant Inc.	6.750%	2/15/34	92	110
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	400	445
	Athene Holding Ltd.	4.125%	1/12/28	835	862
	AXA Equitable Holdings Inc.	3.900%	4/20/23	400	419
	AXA Equitable Holdings Inc.	7.000%	4/1/28	600	728
	AXA Equitable Holdings Inc.	4.350%	4/20/28	3,960	4,296
	AXA Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,282
	AXA SA	8.600%	12/15/30	830	1,213
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	1,928
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	254
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,582
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	492
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	822
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	178
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	472
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	629
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,825	2,136
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	2,300	2,717
	Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	1,005
	Berkshire Hathaway Inc.	3.000%	2/11/23	225	233
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,675	1,720
	Berkshire Hathaway Inc.	3.125%	3/15/26	1,975	2,084
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,611
	Brighthouse Financial Inc.	3.700%	6/22/27	1,111	1,104
	Brighthouse Financial Inc.	4.700%	6/22/47	1,200	1,111
	Brown & Brown Inc.	4.200%	9/15/24	400	423
	Brown & Brown Inc.	4.500%	3/15/29	275	300
	Chubb Corp.	6.000%	5/11/37	375	514
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,113
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	358

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	289
	Chubb INA Holdings Inc.	3.150%	3/15/25	700	735
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,335
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	258
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	261
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,300	1,561
	Cigna Holding Co.	4.375%	12/15/20	150	152
	Cincinnati Financial Corp.	6.920%	5/15/28	300	387
	Cincinnati Financial Corp.	6.125%	11/1/34	275	365
	CNA Financial Corp.	5.750%	8/15/21	175	185
	CNA Financial Corp.	3.950%	5/15/24	1,100	1,174
	CNA Financial Corp.	3.450%	8/15/27	400	417
	CNA Financial Corp.	3.900%	5/1/29	800	860
	Enstar Group Ltd.	4.500%	3/10/22	225	233
	Enstar Group Ltd.	4.950%	6/1/29	400	428
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	332
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	435
	First American Financial Corp.	4.600%	11/15/24	340	361
	Globe Life Inc	3.800%	9/15/22	200	205
	Globe Life Inc.	4.550%	9/15/28	385	427
	Hanover Insurance Group Inc.	4.500%	4/15/26	490	529
	Hartford Financial Services Group Inc.	2.800%	8/19/29	200	202
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	33
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	820
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	556
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	513
	Humana Inc.	3.150%	12/1/22	400	410
	Humana Inc.	2.900%	12/15/22	600	611
	Humana Inc.	3.850%	10/1/24	861	914
	Humana Inc.	3.950%	3/15/27	950	1,019
	Humana Inc.	4.625%	12/1/42	375	408
	Humana Inc.	4.950%	10/1/44	400	473
	Humana Inc.	4.800%	3/15/47	200	232
	Kemper Corp.	4.350%	2/15/25	150	159
	Lincoln National Corp.	4.200%	3/15/22	440	459
	Lincoln National Corp.	4.000%	9/1/23	225	238
	Lincoln National Corp.	3.350%	3/9/25	300	312
	Lincoln National Corp.	3.625%	12/12/26	250	264
	Lincoln National Corp.	3.800%	3/1/28	850	904
	Lincoln National Corp.	3.050%	1/15/30	500	497
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,332
	Loews Corp.	2.625%	5/15/23	425	433
	Loews Corp.	3.750%	4/1/26	695	745
	Loews Corp.	6.000%	2/1/35	250	322
	Loews Corp.	4.125%	5/15/43	275	302
	Manulife Financial Corp.	4.150%	3/4/26	575	628
[4]	Manulife Financial Corp.	4.061%	2/24/32	760	780
	Manulife Financial Corp.	5.375%	3/4/46	850	1,116
	Markel Corp.	4.900%	7/1/22	525	559
	Markel Corp.	3.500%	11/1/27	200	204
	Markel Corp.	3.350%	9/17/29	250	255
	Markel Corp.	5.000%	4/5/46	350	397
	Markel Corp.	4.300%	11/1/47	200	209
	Markel Corp.	5.000%	5/20/49	200	231
	Markel Corp.	4.150%	9/17/50	500	514
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	435
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	381
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	229
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	371
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,702
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	447
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	402
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	825	940
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,345

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	100	121
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	226
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,650	2,087
	Mercury General Corp.	4.400%	3/15/27	315	331
	MetLife Inc.	3.048%	12/15/22	484	501
	MetLife Inc.	4.368%	9/15/23	500	541
	MetLife Inc.	3.600%	4/10/24	750	799
	MetLife Inc.	3.000%	3/1/25	500	520
	MetLife Inc.	6.500%	12/15/32	250	346
	MetLife Inc.	6.375%	6/15/34	505	720
	MetLife Inc.	5.700%	6/15/35	425	570
	MetLife Inc.	5.875%	2/6/41	645	873
	MetLife Inc.	4.125%	8/13/42	525	595
	MetLife Inc.	4.875%	11/13/43	750	928
	MetLife Inc.	4.721%	12/15/44	1,150	1,394
	MetLife Inc.	4.050%	3/1/45	1,000	1,148
	MetLife Inc.	4.600%	5/13/46	530	648
[4]	MetLife Inc.	6.400%	12/15/66	1,505	1,834
	Old Republic International Corp.	4.875%	10/1/24	465	509
	Old Republic International Corp.	3.875%	8/26/26	425	450
	PartnerRe Finance B LLC	3.700%	7/2/29	390	405
	Principal Financial Group Inc.	3.125%	5/15/23	200	205
	Principal Financial Group Inc.	3.400%	5/15/25	300	314
	Principal Financial Group Inc.	3.100%	11/15/26	300	310
	Principal Financial Group Inc.	3.700%	5/15/29	500	544
	Principal Financial Group Inc.	4.350%	5/15/43	240	271
	Principal Financial Group Inc.	4.300%	11/15/46	235	265
	Progressive Corp.	3.750%	8/23/21	445	458
	Progressive Corp.	2.450%	1/15/27	350	352
	Progressive Corp.	6.625%	3/1/29	150	195
	Progressive Corp.	3.700%	1/26/45	250	267
	Progressive Corp.	4.125%	4/15/47	1,585	1,848
	Progressive Corp.	4.200%	3/15/48	465	533
	Prudential Financial Inc.	3.500%	5/15/24	450	478
	Prudential Financial Inc.	5.750%	7/15/33	345	440
	Prudential Financial Inc.	5.700%	12/14/36	505	686
	Prudential Financial Inc.	6.625%	12/1/37	300	414
	Prudential Financial Inc.	6.625%	6/21/40	250	352
[4]	Prudential Financial Inc.	5.875%	9/15/42	675	726
[4]	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,371
	Prudential Financial Inc.	5.100%	8/15/43	225	266
	Prudential Financial Inc.	4.600%	5/15/44	1,100	1,297
[4]	Prudential Financial Inc.	5.375%	5/15/45	650	691
	Prudential Financial Inc.	3.905%	12/7/47	1,282	1,368
[4]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,307
	Prudential Financial Inc.	3.935%	12/7/49	985	1,073
	Prudential Financial Inc.	4.350%	2/25/50	765	880
	Prudential Financial Inc.	3.700%	3/13/51	1,150	1,204
	Reinsurance Group of America Inc.	5.000%	6/1/21	1,200	1,245
	Reinsurance Group of America Inc.	4.700%	9/15/23	250	271
	Reinsurance Group of America Inc.	3.950%	9/15/26	100	106
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	320
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	233
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	210
	Selective Insurance Group Inc.	5.375%	3/1/49	240	283
	Sompo International Holdings Ltd.	4.700%	10/15/22	350	371
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	311
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	917
	Travelers Cos. Inc.	6.750%	6/20/36	475	685
	Travelers Cos. Inc.	6.250%	6/15/37	230	318
	Travelers Cos. Inc.	5.350%	11/1/40	130	169
	Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,210
	Travelers Cos. Inc.	4.300%	8/25/45	250	293
	Travelers Cos. Inc.	4.000%	5/30/47	550	617

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Travelers Cos. Inc.	4.050%	3/7/48	250	278
Travelers Cos. Inc.	4.100%	3/4/49	500	579
Trinity Acquisition plc	4.400%	3/15/26	450	487
UnitedHealth Group Inc.	4.700%	2/15/21	165	169
UnitedHealth Group Inc.	3.150%	6/15/21	300	305
UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,617
UnitedHealth Group Inc.	2.875%	12/15/21	625	637
UnitedHealth Group Inc.	2.875%	3/15/22	525	535
UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,369
UnitedHealth Group Inc.	2.375%	10/15/22	1,100	1,113
UnitedHealth Group Inc.	2.750%	2/15/23	400	407
UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,361
UnitedHealth Group Inc.	3.500%	6/15/23	500	523
UnitedHealth Group Inc.	2.375%	8/15/24	725	734
UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,969
UnitedHealth Group Inc.	3.700%	12/15/25	200	216
UnitedHealth Group Inc.	3.100%	3/15/26	750	782
UnitedHealth Group Inc.	3.450%	1/15/27	600	643
UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,620
UnitedHealth Group Inc.	2.950%	10/15/27	400	413
UnitedHealth Group Inc.	3.850%	6/15/28	400	438
UnitedHealth Group Inc.	3.875%	12/15/28	500	551
UnitedHealth Group Inc.	2.875%	8/15/29	300	307
UnitedHealth Group Inc.	4.625%	7/15/35	300	363
UnitedHealth Group Inc.	6.500%	6/15/37	200	284
UnitedHealth Group Inc.	6.625%	11/15/37	325	463
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	2,083
UnitedHealth Group Inc.	3.500%	8/15/39	1,010	1,056
UnitedHealth Group Inc.	5.950%	2/15/41	240	326
UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,399
UnitedHealth Group Inc.	4.375%	3/15/42	325	374
UnitedHealth Group Inc.	3.950%	10/15/42	800	871
UnitedHealth Group Inc.	4.250%	3/15/43	75	85
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,606
UnitedHealth Group Inc.	4.200%	1/15/47	775	888
UnitedHealth Group Inc.	4.250%	4/15/47	950	1,094
UnitedHealth Group Inc.	3.750%	10/15/47	400	426
UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,392
UnitedHealth Group Inc.	4.450%	12/15/48	500	595
UnitedHealth Group Inc.	3.700%	8/15/49	810	862
UnitedHealth Group Inc.	3.875%	8/15/59	1,010	1,084
Unum Group	4.000%	3/15/24	200	211
Unum Group	4.000%	6/15/29	210	221
Unum Group	5.750%	8/15/42	400	441
Unum Group	4.500%	12/15/49	350	341
Voya Financial Inc.	3.125%	7/15/24	650	668
Voya Financial Inc.	3.650%	6/15/26	750	790
Voya Financial Inc.	5.700%	7/15/43	350	443
Voya Financial Inc.	4.800%	6/15/46	125	143
Willis North America Inc.	3.600%	5/15/24	600	626
Willis North America Inc.	4.500%	9/15/28	500	548
Willis North America Inc.	2.950%	9/15/29	1,260	1,251
Willis North America Inc.	5.050%	9/15/48	200	234
Willis North America Inc.	3.875%	9/15/49	2,250	2,243
Willis Towers Watson plc	5.750%	3/15/21	265	276
WR Berkley Corp.	4.625%	3/15/22	225	237
WR Berkley Corp.	4.750%	8/1/44	290	324
XLIT Ltd.	4.450%	3/31/25	200	216
XLIT Ltd.	5.250%	12/15/43	100	128
XLIT Ltd.	5.500%	3/31/45	450	567
Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	305
ORIX Corp.	3.250%	12/4/24	275	285

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ORIX Corp.	3.700%	7/18/27	850	898
Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	79
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	725	771
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	500	524
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	329
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	214
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	267
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	376
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	226
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	329	324
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	574
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	624
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	243
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	619
American Campus Communities Operating Partnership LP	3.750%	4/15/23	225	234
American Campus Communities Operating Partnership LP	4.125%	7/1/24	250	266
American Campus Communities Operating Partnership LP	3.300%	7/15/26	100	103
American Campus Communities Operating Partnership LP	3.625%	11/15/27	300	312
American Homes 4 Rent LP	4.900%	2/15/29	325	364
AvalonBay Communities Inc.	2.850%	3/15/23	200	204
AvalonBay Communities Inc.	4.200%	12/15/23	865	929
AvalonBay Communities Inc.	3.500%	11/15/24	250	263
AvalonBay Communities Inc.	3.450%	6/1/25	425	448
AvalonBay Communities Inc.	2.950%	5/11/26	250	257
AvalonBay Communities Inc.	2.900%	10/15/26	50	51
AvalonBay Communities Inc.	3.350%	5/15/27	300	316
AvalonBay Communities Inc.	3.200%	1/15/28	350	365
AvalonBay Communities Inc.	3.300%	6/1/29	1,000	1,056
AvalonBay Communities Inc.	4.350%	4/15/48	250	294
Boston Properties LP	4.125%	5/15/21	190	194
Boston Properties LP	3.850%	2/1/23	950	995
Boston Properties LP	3.125%	9/1/23	1,375	1,416
Boston Properties LP	3.800%	2/1/24	3,021	3,190
Boston Properties LP	3.200%	1/15/25	550	570
Boston Properties LP	2.750%	10/1/26	475	479
Brandywine Operating Partnership LP	3.950%	2/15/23	270	280
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	2,043
Brixmor Operating Partnership LP	3.875%	8/15/22	25	26
Brixmor Operating Partnership LP	3.650%	6/15/24	300	312
Brixmor Operating Partnership LP	3.850%	2/1/25	550	577
Brixmor Operating Partnership LP	4.125%	6/15/26	400	425
Brixmor Operating Partnership LP	3.900%	3/15/27	300	313
Brixmor Operating Partnership LP	4.125%	5/15/29	888	951
Camden Property Trust	4.100%	10/15/28	250	278
Camden Property Trust	3.150%	7/1/29	100	104
Camden Property Trust	3.350%	11/1/49	800	800
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	105
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,146
Corporate Office Properties LP	3.700%	6/15/21	200	202
Corporate Office Properties LP	3.600%	5/15/23	600	616
CubeSmart LP	4.375%	12/15/23	500	532
CubeSmart LP	4.000%	11/15/25	160	170
CubeSmart LP	3.125%	9/1/26	425	431
CubeSmart LP	4.375%	2/15/29	150	164
CubeSmart LP	3.000%	2/15/30	300	296
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	505	507
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	1,500	1,501
Digital Realty Trust LP	3.950%	7/1/22	900	937

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Digital Realty Trust LP	3.625%	10/1/22	1,555	1,607
Digital Realty Trust LP	3.700%	8/15/27	400	420
Digital Realty Trust LP	4.450%	7/15/28	1,000	1,105
Digital Realty Trust LP	3.600%	7/1/29	700	731
Duke Realty LP	3.625%	4/15/23	275	286
Duke Realty LP	3.750%	12/1/24	202	214
Duke Realty LP	3.250%	6/30/26	75	77
Duke Realty LP	3.375%	12/15/27	250	261
Duke Realty LP	4.000%	9/15/28	500	539
Duke Realty LP	2.875%	11/15/29	250	249
EPR Properties	5.250%	7/15/23	400	429
EPR Properties	4.500%	4/1/25	300	318
EPR Properties	4.750%	12/15/26	500	541
EPR Properties	4.950%	4/15/28	300	326
EPR Properties	3.750%	8/15/29	400	403
ERP Operating LP	4.625%	12/15/21	69	72
ERP Operating LP	3.000%	4/15/23	625	643
ERP Operating LP	3.375%	6/1/25	350	368
ERP Operating LP	2.850%	11/1/26	1,300	1,328
ERP Operating LP	3.500%	3/1/28	500	532
ERP Operating LP	4.150%	12/1/28	300	336
ERP Operating LP	3.000%	7/1/29	250	258
ERP Operating LP	2.500%	2/15/30	300	297
ERP Operating LP	4.500%	7/1/44	550	648
ERP Operating LP	4.500%	6/1/45	350	414
Essex Portfolio LP	5.200%	3/15/21	175	180
Essex Portfolio LP	3.250%	5/1/23	50	51
Essex Portfolio LP	3.875%	5/1/24	275	290
Essex Portfolio LP	3.500%	4/1/25	200	210
Essex Portfolio LP	3.375%	4/15/26	300	312
Essex Portfolio LP	3.625%	5/1/27	350	370
Essex Portfolio LP	4.000%	3/1/29	280	305
Essex Portfolio LP	3.000%	1/15/30	405	409
Essex Portfolio LP	4.500%	3/15/48	1,000	1,139
Federal Realty Investment Trust	2.750%	6/1/23	325	330
Federal Realty Investment Trust	3.250%	7/15/27	225	233
Federal Realty Investment Trust	3.200%	6/15/29	75	77
Federal Realty Investment Trust	4.500%	12/1/44	425	486
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	310
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	103
Healthcare Trust of America Holdings LP	3.500%	8/1/26	625	652
Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	421
Healthcare Trust of America Holdings LP	3.100%	2/15/30	395	392
Healthpeak Properties Inc	3.150%	8/1/22	250	254
Healthpeak Properties Inc	4.250%	11/15/23	478	510
Healthpeak Properties Inc	4.200%	3/1/24	1,700	1,813
Healthpeak Properties Inc	3.400%	2/1/25	400	416
Healthpeak Properties Inc	3.250%	7/15/26	150	155
Healthpeak Properties Inc	3.500%	7/15/29	500	520
Healthpeak Properties Inc	6.750%	2/1/41	175	243
Healthpeak Properties Inc.	3.000%	1/15/30	605	604
Highwoods Realty LP	3.200%	6/15/21	425	430
Highwoods Realty LP	4.125%	3/15/28	850	898
Highwoods Realty LP	4.200%	4/15/29	250	269
Host Hotels & Resorts LP	3.750%	10/15/23	240	250
Host Hotels & Resorts LP	3.875%	4/1/24	300	316
Host Hotels & Resorts LP	4.000%	6/15/25	175	187
Host Hotels & Resorts LP	3.375%	12/15/29	400	403
Hudson Pacific Properties Inc.	4.650%	4/1/29	200	220
Hudson Pacific Properties LP	3.950%	11/1/27	250	262
Hudson Pacific Properties LP	3.250%	1/15/30	240	237
Kilroy Realty LP	3.800%	1/15/23	250	260
Kilroy Realty LP	3.450%	12/15/24	850	883
Kilroy Realty LP	4.750%	12/15/28	350	395

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kilroy Realty LP	3.050%	2/15/30	1,200	1,184
Kimco Realty Corp.	3.200%	5/1/21	500	507
Kimco Realty Corp.	3.125%	6/1/23	550	562
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,291
Kimco Realty Corp.	3.800%	4/1/27	300	317
Kimco Realty Corp.	4.250%	4/1/45	425	448
Kimco Realty Corp.	4.450%	9/1/47	250	273
Kite Realty Group LP	4.000%	10/1/26	725	718
Liberty Property LP	3.375%	6/15/23	575	597
Liberty Property LP	4.400%	2/15/24	1,120	1,209
Liberty Property LP	3.750%	4/1/25	975	1,042
Liberty Property LP	4.375%	2/1/29	50	56
Life Storage LP	3.875%	12/15/27	100	105
Life Storage LP	4.000%	6/15/29	125	133
Life Storage LP	3.500%	7/1/26	475	488
Mid-America Apartments LP	4.300%	10/15/23	350	373
Mid-America Apartments LP	3.750%	6/15/24	325	343
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,062
Mid-America Apartments LP	3.950%	3/15/29	455	496
Mid-America Apartments LP	2.750%	3/15/30	295	293
National Retail Properties Inc.	3.800%	10/15/22	500	519
National Retail Properties Inc.	3.900%	6/15/24	275	290
National Retail Properties Inc.	4.000%	11/15/25	450	481
National Retail Properties Inc.	3.500%	10/15/27	550	574
National Retail Properties Inc.	4.300%	10/15/28	300	331
National Retail Properties Inc.	4.800%	10/15/48	250	301
Office Properties Income Trust	4.000%	7/15/22	275	281
Omega Healthcare Investors Inc.	4.375%	8/1/23	725	770
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	301
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	187
Omega Healthcare Investors Inc.	5.250%	1/15/26	525	584
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	1,079
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	326
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	2,008
Physicians Realty LP	4.300%	3/15/27	350	370
Physicians Realty LP	3.950%	1/15/28	300	310
Piedmont Operating Partnership LP	3.400%	6/1/23	300	307
Piedmont Operating Partnership LP	4.450%	3/15/24	275	292
Prologis LP	3.875%	9/15/28	300	329
Prologis LP	4.375%	9/15/48	300	358
Public Storage	2.370%	9/15/22	250	253
Public Storage	3.094%	9/15/27	300	312
Public Storage	3.385%	5/1/29	175	185
Realty Income Corp.	3.250%	10/15/22	1,300	1,339
Realty Income Corp.	3.875%	7/15/24	250	266
Realty Income Corp.	3.875%	4/15/25	200	215
Realty Income Corp.	4.125%	10/15/26	775	846
Realty Income Corp.	3.000%	1/15/27	400	412
Realty Income Corp.	3.650%	1/15/28	790	846
Realty Income Corp.	3.250%	6/15/29	700	742
Realty Income Corp.	4.650%	3/15/47	820	987
Regency Centers LP	3.600%	2/1/27	340	355
Regency Centers LP	4.125%	3/15/28	250	271
Regency Centers LP	2.950%	9/15/29	400	399
Regency Centers LP	4.400%	2/1/47	400	450
Regency Centers LP	4.650%	3/15/49	325	384
Sabra Health Care LP	5.125%	8/15/26	100	108
Sabra Health Care LP	3.900%	10/15/29	600	599
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	240	255
Select Income REIT	4.150%	2/1/22	225	230
Select Income REIT	4.250%	5/15/24	500	519
Select Income REIT	4.500%	2/1/25	250	260
Service Properties Trust	4.500%	6/15/23	394	408
Service Properties Trust	4.650%	3/15/24	200	208

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Service Properties Trust	4.350%	10/1/24	929	953
Service Properties Trust	4.500%	3/15/25	125	128
Service Properties Trust	5.250%	2/15/26	225	237
Service Properties Trust	4.750%	10/1/26	315	323
Service Properties Trust	4.950%	2/15/27	325	335
Service Properties Trust	3.950%	1/15/28	500	488
Service Properties Trust	4.950%	10/1/29	850	855
Service Properties Trust	4.375%	2/15/30	325	319
Simon Property Group LP	2.350%	1/30/22	500	504
Simon Property Group LP	2.625%	6/15/22	450	457
Simon Property Group LP	2.750%	2/1/23	400	408
Simon Property Group LP	2.750%	6/1/23	3,400	3,471
Simon Property Group LP	3.750%	2/1/24	500	530
Simon Property Group LP	2.000%	9/13/24	595	587
Simon Property Group LP	3.500%	9/1/25	200	212
Simon Property Group LP	3.300%	1/15/26	195	204
Simon Property Group LP	3.250%	11/30/26	300	314
Simon Property Group LP	3.375%	6/15/27	820	866
Simon Property Group LP	3.375%	12/1/27	1,000	1,057
Simon Property Group LP	2.450%	9/13/29	595	584
Simon Property Group LP	6.750%	2/1/40	500	731
Simon Property Group LP	4.750%	3/15/42	350	418
Simon Property Group LP	4.250%	11/30/46	425	484
Simon Property Group LP	3.250%	9/13/49	1,000	966
SITE Centers Corp.	4.625%	7/15/22	212	221
SITE Centers Corp.	4.250%	2/1/26	250	263
SITE Centers Corp.	4.700%	6/1/27	1,000	1,081
SL Green Operating Partnership LP	3.250%	10/15/22	350	358
Spirit Realty LP	3.200%	1/15/27	315	315
Spirit Realty LP	4.000%	7/15/29	245	256
Spirit Realty LP	3.400%	1/15/30	315	316
STORE Capital Corp.	4.500%	3/15/28	275	299
STORE Capital Corp.	4.625%	3/15/29	300	331
Tanger Properties LP	3.750%	12/1/24	200	204
Tanger Properties LP	3.125%	9/1/26	375	372
Tanger Properties LP	3.875%	7/15/27	250	255
UDR Inc.	3.750%	7/1/24	236	249
UDR Inc.	2.950%	9/1/26	600	608
UDR Inc.	3.500%	7/1/27	150	157
UDR Inc.	3.500%	1/15/28	50	52
UDR Inc.	3.200%	1/15/30	240	245
UDR Inc.	3.100%	11/1/34	265	264
Ventas Realty LP	3.100%	1/15/23	1,243	1,272
Ventas Realty LP	3.125%	6/15/23	1,240	1,269
Ventas Realty LP	3.500%	4/15/24	325	339
Ventas Realty LP	3.750%	5/1/24	200	210
Ventas Realty LP	2.650%	1/15/25	325	328
Ventas Realty LP	3.850%	4/1/27	275	291
Ventas Realty LP	3.000%	1/15/30	325	322
Ventas Realty LP	5.700%	9/30/43	325	407
Ventas Realty LP	4.375%	2/1/45	250	269
Ventas Realty LP	4.875%	4/15/49	250	293
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	512
VEREIT Operating Partnership LP	4.600%	2/6/24	375	404
VEREIT Operating Partnership LP	4.625%	11/1/25	400	437
VEREIT Operating Partnership LP	4.875%	6/1/26	350	385
VEREIT Operating Partnership LP	3.950%	8/15/27	1,375	1,442
VEREIT Operating Partnership LP	3.100%	12/15/29	500	491
Vornado Realty LP	3.500%	1/15/25	425	442
Washington REIT	3.950%	10/15/22	100	103
Weingarten Realty Investors	3.375%	10/15/22	200	204
Weingarten Realty Investors	3.500%	4/15/23	200	205
Weingarten Realty Investors	4.450%	1/15/24	75	79
Welltower Inc.	3.750%	3/15/23	1,985	2,066

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Welltower Inc.	4.500%	1/15/24	125	134
	Welltower Inc.	3.625%	3/15/24	225	236
	Welltower Inc.	4.000%	6/1/25	1,125	1,208
	Welltower Inc.	4.250%	4/1/26	450	488
	Welltower Inc.	2.700%	2/15/27	400	402
	Welltower Inc.	4.250%	4/15/28	250	274
	Welltower Inc.	4.125%	3/15/29	500	544
	Welltower Inc.	3.100%	1/15/30	250	253
	Welltower Inc.	6.500%	3/15/41	200	267
	Welltower Inc.	4.950%	9/1/48	400	479
	WP Carey Inc.	4.600%	4/1/24	550	589
	WP Carey Inc.	4.000%	2/1/25	200	210
	WP Carey Inc.	4.250%	10/1/26	300	321
	WP Carey Inc.	3.850%	7/15/29	200	212
					1,457,828
Industrial (6.3%)
	Basic Industry (0.3%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	190	194
	Air Products & Chemicals Inc.	2.750%	2/3/23	200	204
	Air Products & Chemicals Inc.	3.350%	7/31/24	1,200	1,263
	Airgas Inc.	3.650%	7/15/24	494	524
	Albemarle Corp.	4.150%	12/1/24	532	568
	Albemarle Corp.	5.450%	12/1/44	325	370
[7]	Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	175	175
	ArcelorMittal	6.250%	2/25/22	100	108
	ArcelorMittal	3.600%	7/16/24	500	512
	ArcelorMittal	6.125%	6/1/25	425	489
	ArcelorMittal	4.550%	3/11/26	2,500	2,651
	ArcelorMittal	4.250%	7/16/29	200	209
	Barrick Gold Corp.	6.450%	10/15/35	375	480
	Barrick Gold Corp.	5.250%	4/1/42	500	595
	Barrick North America Finance LLC	5.700%	5/30/41	670	805
	Barrick North America Finance LLC	5.750%	5/1/43	750	958
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	852
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	816
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	505
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,357
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,150	2,742
	Braskem Finance Ltd.	6.450%	2/3/24	238	265
	Cabot Corp.	3.700%	7/15/22	50	51
	Cabot Corp.	4.000%	7/1/29	240	252
	Celanese US Holdings LLC	3.500%	5/8/24	400	413
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	303
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	880
	Dow Chemical Co.	3.000%	11/15/22	1,000	1,023
	Dow Chemical Co.	3.150%	5/15/24	400	413
	Dow Chemical Co.	3.500%	10/1/24	881	923
	Dow Chemical Co.	4.550%	11/30/25	250	275
	Dow Chemical Co.	3.625%	5/15/26	600	631
	Dow Chemical Co.	4.800%	11/30/28	250	283
	Dow Chemical Co.	7.375%	11/1/29	100	132
	Dow Chemical Co.	4.250%	10/1/34	350	385
	Dow Chemical Co.	9.400%	5/15/39	960	1,574
	Dow Chemical Co.	5.250%	11/15/41	375	434
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,387
	Dow Chemical Co.	4.625%	10/1/44	500	550
	Dow Chemical Co.	5.550%	11/30/48	700	872
	Dow Chemical Co.	4.800%	5/15/49	600	692
	DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,191
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,649
	DuPont de Nemours Inc.	4.725%	11/15/28	1,825	2,070
	DuPont de Nemours Inc.	5.319%	11/15/38	1,350	1,604
	DuPont de Nemours Inc.	5.419%	11/15/48	1,895	2,333

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Eastman Chemical Co.	3.600%	8/15/22	317	328
Eastman Chemical Co.	4.800%	9/1/42	400	435
Eastman Chemical Co.	4.650%	10/15/44	1,300	1,409
Ecolab Inc.	4.350%	12/8/21	378	395
Ecolab Inc.	2.375%	8/10/22	400	404
Ecolab Inc.	3.250%	1/14/23	393	406
Ecolab Inc.	2.700%	11/1/26	600	616
Ecolab Inc.	3.250%	12/1/27	400	421
Ecolab Inc.	5.500%	12/8/41	85	111
Ecolab Inc.	3.950%	12/1/47	693	777
Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,125	1,218
Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	259
Fibria Overseas Finance Ltd.	5.500%	1/17/27	150	165
FMC Corp.	3.950%	2/1/22	150	155
FMC Corp.	4.100%	2/1/24	750	790
FMC Corp.	3.200%	10/1/26	300	307
FMC Corp.	3.450%	10/1/29	200	207
FMC Corp.	4.500%	10/1/49	300	329
Georgia-Pacific LLC	8.875%	5/15/31	1,175	1,824
Huntsman International LLC	4.500%	5/1/29	250	266
International Flavors & Fragrances Inc.	3.200%	5/1/23	100	101
International Flavors & Fragrances Inc.	4.450%	9/26/28	215	235
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	564
International Flavors & Fragrances Inc.	5.000%	9/26/48	500	560
International Paper Co.	7.500%	8/15/21	617	669
International Paper Co.	3.650%	6/15/24	400	421
International Paper Co.	3.800%	1/15/26	350	373
International Paper Co.	3.000%	2/15/27	1,500	1,534
International Paper Co.	5.000%	9/15/35	150	176
International Paper Co.	7.300%	11/15/39	805	1,115
International Paper Co.	6.000%	11/15/41	300	373
International Paper Co.	4.800%	6/15/44	500	548
International Paper Co.	5.150%	5/15/46	625	719
International Paper Co.	4.400%	8/15/47	1,000	1,060
International Paper Co.	4.350%	8/15/48	475	505
Kinross Gold Corp.	5.125%	9/1/21	200	208
Kinross Gold Corp.	5.950%	3/15/24	400	445
Kinross Gold Corp.	4.500%	7/15/27	100	105
LYB International Finance BV	4.000%	7/15/23	500	533
LYB International Finance BV	5.250%	7/15/43	500	587
LYB International Finance BV	4.875%	3/15/44	1,035	1,164
LYB International Finance II BV	3.500%	3/2/27	400	419
LYB International Finance III LLC	4.200%	10/15/49	485	504
LyondellBasell Industries NV	6.000%	11/15/21	775	824
LyondellBasell Industries NV	4.625%	2/26/55	1,160	1,224
Meadwestvaco Corp.	7.950%	2/15/31	975	1,316
Methanex Corp.	4.250%	12/1/24	233	239
Methanex Corp.	5.650%	12/1/44	440	422
Mosaic Co.	3.750%	11/15/21	865	885
Mosaic Co.	3.250%	11/15/22	650	666
Mosaic Co.	4.250%	11/15/23	3,600	3,836
Mosaic Co.	4.050%	11/15/27	700	725
Mosaic Co.	5.450%	11/15/33	100	113
Mosaic Co.	4.875%	11/15/41	130	135
Mosaic Co.	5.625%	11/15/43	325	385
Newmont Corp.	3.625%	6/9/21	450	459
Newmont Corp.	3.700%	3/15/23	2,825	2,954
Newmont Corp.	2.800%	10/1/29	550	544
Newmont Corp.	5.875%	4/1/35	325	414
Newmont Corp.	6.250%	10/1/39	500	661
Newmont Corp.	4.875%	3/15/42	950	1,107
Newmont Corp.	5.450%	6/9/44	350	433
Nucor Corp.	4.125%	9/15/22	200	210
Nucor Corp.	4.000%	8/1/23	325	344

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nucor Corp.	6.400%	12/1/37	1,300	1,757
Nucor Corp.	5.200%	8/1/43	375	466
Nucor Corp.	4.400%	5/1/48	500	566
Nutrien Ltd.	3.150%	10/1/22	410	418
Nutrien Ltd.	3.500%	6/1/23	275	284
Nutrien Ltd.	3.375%	3/15/25	550	570
Nutrien Ltd.	3.000%	4/1/25	250	254
Nutrien Ltd.	4.000%	12/15/26	300	319
Nutrien Ltd.	4.200%	4/1/29	275	302
Nutrien Ltd.	4.125%	3/15/35	1,250	1,305
Nutrien Ltd.	5.875%	12/1/36	300	360
Nutrien Ltd.	5.625%	12/1/40	385	450
Nutrien Ltd.	4.900%	6/1/43	125	140
Nutrien Ltd.	5.250%	1/15/45	750	883
Nutrien Ltd.	5.000%	4/1/49	450	531
Packaging Corp. of America	4.500%	11/1/23	1,640	1,764
Packaging Corp. of America	3.650%	9/15/24	500	524
Packaging Corp. of America	3.400%	12/15/27	400	416
Packaging Corp. of America	3.000%	12/15/29	300	301
Packaging Corp. of America	4.050%	12/15/49	200	208
PPG Industries Inc.	2.400%	8/15/24	300	302
Praxair Inc.	4.050%	3/15/21	825	847
Praxair Inc.	3.000%	9/1/21	325	331
Praxair Inc.	2.450%	2/15/22	3,275	3,313
Praxair Inc.	2.650%	2/5/25	500	513
Praxair Inc.	3.550%	11/7/42	300	313
Rayonier Inc.	3.750%	4/1/22	125	126
Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	379
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	440
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	564
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,700	1,824
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	300
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	737
Rio Tinto Finance USA plc	4.750%	3/22/42	600	732
Rio Tinto Finance USA plc	4.125%	8/21/42	975	1,116
Rohm & Haas Co.	7.850%	7/15/29	300	399
RPM International Inc.	3.450%	11/15/22	250	256
RPM International Inc.	3.750%	3/15/27	150	154
RPM International Inc.	4.550%	3/1/29	275	297
RPM International Inc.	5.250%	6/1/45	50	55
RPM International Inc.	4.250%	1/15/48	1,200	1,164
Sasol Financing International Ltd.	4.500%	11/14/22	895	924
Sasol Financing USA LLC	5.875%	3/27/24	1,200	1,301
Sasol Financing USA LLC	6.500%	9/27/28	625	695
Sherwin-Williams Co.	4.200%	1/15/22	25	26
Sherwin-Williams Co.	2.750%	6/1/22	689	701
Sherwin-Williams Co.	3.125%	6/1/24	925	955
Sherwin-Williams Co.	3.450%	8/1/25	900	945
Sherwin-Williams Co.	3.950%	1/15/26	600	641
Sherwin-Williams Co.	3.450%	6/1/27	300	316
Sherwin-Williams Co.	2.950%	8/15/29	300	304
Sherwin-Williams Co.	4.000%	12/15/42	200	205
Sherwin-Williams Co.	4.550%	8/1/45	270	297
Sherwin-Williams Co.	4.500%	6/1/47	1,550	1,760
Sherwin-Williams Co.	3.800%	8/15/49	500	509
Southern Copper Corp.	3.500%	11/8/22	600	619
Southern Copper Corp.	3.875%	4/23/25	650	682
Southern Copper Corp.	7.500%	7/27/35	425	585
Southern Copper Corp.	6.750%	4/16/40	450	599
Southern Copper Corp.	5.875%	4/23/45	2,705	3,362
Steel Dynamics Inc.	2.800%	12/15/24	175	176
Steel Dynamics Inc.	4.125%	9/15/25	275	283
Steel Dynamics Inc.	3.450%	4/15/30	525	531
Suzano Austria GmbH	6.000%	1/15/29	1,050	1,185

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,259
	Teck Resources Ltd.	6.125%	10/1/35	475	553
	Teck Resources Ltd.	6.000%	8/15/40	150	167
	Teck Resources Ltd.	6.250%	7/15/41	1,125	1,285
	Vale Canada Ltd.	7.200%	9/15/32	100	123
	Vale Overseas Ltd.	6.250%	8/10/26	700	821
	Vale Overseas Ltd.	8.250%	1/17/34	375	525
	Vale Overseas Ltd.	6.875%	11/21/36	1,587	2,059
	Vale Overseas Ltd.	6.875%	11/10/39	1,410	1,829
	Vale SA	5.625%	9/11/42	923	1,080
	Westlake Chemical Corp.	3.600%	8/15/26	200	206
	Westlake Chemical Corp.	5.000%	8/15/46	825	875
	Westrock MWV LLC	8.200%	1/15/30	475	649
	WestRock RKT Co.	4.900%	3/1/22	250	264
	Weyerhaeuser Co.	4.700%	3/15/21	275	282
	Weyerhaeuser Co.	8.500%	1/15/25	150	189
	Weyerhaeuser Co.	4.000%	11/15/29	750	813
	Weyerhaeuser Co.	7.375%	3/15/32	625	866
	Weyerhaeuser Co.	6.875%	12/15/33	125	165
	WRKCo Inc.	3.000%	9/15/24	525	536
	WRKCo Inc.	4.650%	3/15/26	600	663
	WRKCo Inc.	3.375%	9/15/27	425	434
	WRKCo Inc.	3.900%	6/1/28	200	211
	WRKCo Inc.	4.900%	3/15/29	2,625	2,985
	WRKCo Inc.	4.200%	6/1/32	700	765
	Capital Goods (0.5%)
	3M Co.	1.625%	9/19/21	450	449
	3M Co.	2.750%	3/1/22	375	382
	3M Co.	1.750%	2/14/23	500	497
	3M Co.	2.250%	3/15/23	1,325	1,336
	3M Co.	3.250%	2/14/24	400	418
	3M Co.	2.000%	2/14/25	600	595
	3M Co.	3.000%	8/7/25	425	443
	3M Co.	2.250%	9/19/26	800	798
	3M Co.	2.875%	10/15/27	525	547
	3M Co.	3.375%	3/1/29	650	689
	3M Co.	2.375%	8/26/29	775	761
	3M Co.	3.125%	9/19/46	500	479
	3M Co.	3.625%	10/15/47	450	463
	3M Co.	4.000%	9/14/48	925	1,015
	3M Co.	3.250%	8/26/49	950	924
	ABB Finance USA Inc.	2.875%	5/8/22	1,000	1,020
	ABB Finance USA Inc.	3.375%	4/3/23	250	260
	ABB Finance USA Inc.	3.800%	4/3/28	600	655
	ABB Finance USA Inc.	4.375%	5/8/42	625	750
	Allegion plc	3.500%	10/1/29	325	331
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	131
	Allegion US Holding Co. Inc.	3.550%	10/1/27	325	335
[7]	Bemis Co. Inc.	3.100%	9/15/26	300	293
	Boeing Co.	2.300%	8/1/21	200	201
	Boeing Co.	2.125%	3/1/22	800	801
	Boeing Co.	2.700%	5/1/22	425	431
	Boeing Co.	2.800%	3/1/23	250	255
	Boeing Co.	1.875%	6/15/23	100	99
	Boeing Co.	2.800%	3/1/24	450	459
	Boeing Co.	2.850%	10/30/24	450	461
	Boeing Co.	2.600%	10/30/25	300	302
	Boeing Co.	3.100%	5/1/26	400	412
	Boeing Co.	2.250%	6/15/26	250	246
	Boeing Co.	2.700%	2/1/27	715	721
	Boeing Co.	2.800%	3/1/27	200	203
	Boeing Co.	3.250%	3/1/28	275	285
	Boeing Co.	3.450%	11/1/28	200	211

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boeing Co.	3.200%	3/1/29	900	938
Boeing Co.	2.950%	2/1/30	500	511
Boeing Co.	6.125%	2/15/33	325	424
Boeing Co.	3.600%	5/1/34	675	720
Boeing Co.	3.250%	2/1/35	600	611
Boeing Co.	6.625%	2/15/38	100	139
Boeing Co.	3.500%	3/1/39	200	205
Boeing Co.	6.875%	3/15/39	1,035	1,512
Boeing Co.	5.875%	2/15/40	545	721
Boeing Co.	3.375%	6/15/46	450	436
Boeing Co.	3.650%	3/1/47	300	304
Boeing Co.	3.625%	3/1/48	350	358
Boeing Co.	3.850%	11/1/48	200	210
Boeing Co.	3.900%	5/1/49	650	696
Boeing Co.	3.750%	2/1/50	500	527
Boeing Co.	3.825%	3/1/59	575	597
Boeing Co.	3.950%	8/1/59	500	534
Carlisle Cos. Inc.	3.750%	11/15/22	175	180
Carlisle Cos. Inc.	3.500%	12/1/24	150	156
Carlisle Cos. Inc.	3.750%	12/1/27	650	680
Caterpillar Financial Services Corp.	2.900%	3/15/21	800	810
Caterpillar Financial Services Corp.	2.650%	5/17/21	380	384
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	797
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	203
Caterpillar Financial Services Corp.	3.150%	9/7/21	900	918
Caterpillar Financial Services Corp.	1.931%	10/1/21	875	876
Caterpillar Financial Services Corp.	2.950%	2/26/22	825	843
Caterpillar Financial Services Corp.	2.400%	6/6/22	200	202
Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	1,018
Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,464
Caterpillar Financial Services Corp.	3.650%	12/7/23	400	424
Caterpillar Financial Services Corp.	2.850%	5/17/24	325	336
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	768
Caterpillar Financial Services Corp.	2.150%	11/8/24	400	401
Caterpillar Financial Services Corp.	3.250%	12/1/24	1,270	1,339
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	201
Caterpillar Inc.	3.900%	5/27/21	720	739
Caterpillar Inc.	2.600%	6/26/22	125	127
Caterpillar Inc.	3.400%	5/15/24	750	793
Caterpillar Inc.	2.600%	9/19/29	400	403
Caterpillar Inc.	6.050%	8/15/36	720	980
Caterpillar Inc.	5.200%	5/27/41	475	613
Caterpillar Inc.	3.803%	8/15/42	1,429	1,598
Caterpillar Inc.	4.300%	5/15/44	375	434
Caterpillar Inc.	3.250%	9/19/49	800	798
CNH Industrial Capital LLC	4.375%	4/5/22	150	156
CNH Industrial Capital LLC	4.200%	1/15/24	3,525	3,731
CNH Industrial NV	3.850%	11/15/27	500	521
Crane Co.	4.450%	12/15/23	400	426
Crane Co.	4.200%	3/15/48	500	500
CRH America Inc.	5.750%	1/15/21	985	1,020
Deere & Co.	2.600%	6/8/22	700	711
Deere & Co.	5.375%	10/16/29	455	563
Deere & Co.	7.125%	3/3/31	400	565
Deere & Co.	3.900%	6/9/42	1,000	1,124
Dover Corp.	2.950%	11/4/29	575	576
Dover Corp.	6.600%	3/15/38	350	467
Dover Corp.	5.375%	3/1/41	280	340
Eaton Corp.	2.750%	11/2/22	1,075	1,097
Eaton Corp.	3.103%	9/15/27	665	690
Eaton Corp.	4.000%	11/2/32	565	640
Eaton Corp.	4.150%	11/2/42	75	83
Eaton Corp.	3.915%	9/15/47	550	585
Embraer Netherlands Finance BV	5.050%	6/15/25	650	715

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Embraer Netherlands Finance BV	5.400%	2/1/27	500	562
[7]	Embraer Overseas Ltd.	5.696%	9/16/23	350	384
	Embraer SA	5.150%	6/15/22	900	949
	Emerson Electric Co.	2.625%	12/1/21	450	458
	Emerson Electric Co.	2.625%	2/15/23	300	307
	Emerson Electric Co.	3.150%	6/1/25	450	471
	Emerson Electric Co.	5.250%	11/15/39	135	169
	Flowserve Corp.	3.500%	9/15/22	225	227
	Flowserve Corp.	4.000%	11/15/23	375	384
	Fortive Corp.	2.350%	6/15/21	700	702
	Fortive Corp.	3.150%	6/15/26	585	599
	Fortive Corp.	4.300%	6/15/46	425	437
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	634
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	400	427
	General Dynamics Corp.	3.000%	5/11/21	1,400	1,422
	General Dynamics Corp.	3.875%	7/15/21	250	257
	General Dynamics Corp.	2.250%	11/15/22	900	909
	General Dynamics Corp.	3.375%	5/15/23	600	626
	General Dynamics Corp.	1.875%	8/15/23	500	500
	General Dynamics Corp.	2.375%	11/15/24	500	508
	General Dynamics Corp.	3.500%	5/15/25	1,500	1,606
	General Dynamics Corp.	2.125%	8/15/26	250	247
	General Dynamics Corp.	2.625%	11/15/27	500	511
	General Dynamics Corp.	3.750%	5/15/28	780	859
	General Dynamics Corp.	3.600%	11/15/42	625	707
	General Electric Co.	4.625%	1/7/21	455	465
	General Electric Co.	5.300%	2/11/21	1,099	1,134
	General Electric Co.	4.650%	10/17/21	1,304	1,358
	General Electric Co.	3.150%	9/7/22	318	325
	General Electric Co.	2.700%	10/9/22	1,100	1,115
	General Electric Co.	3.100%	1/9/23	4,149	4,235
	General Electric Co.	3.375%	3/11/24	500	517
	General Electric Co.	3.450%	5/15/24	425	441
	General Electric Co.	6.750%	3/15/32	2,185	2,799
	General Electric Co.	6.150%	8/7/37	673	831
	General Electric Co.	5.875%	1/14/38	2,512	3,028
	General Electric Co.	6.875%	1/10/39	1,555	2,073
	General Electric Co.	4.125%	10/9/42	702	726
	General Electric Co.	4.500%	3/11/44	913	995
	Honeywell International Inc.	4.250%	3/1/21	805	829
	Honeywell International Inc.	1.850%	11/1/21	1,235	1,237
	Honeywell International Inc.	2.150%	8/8/22	500	505
	Honeywell International Inc.	3.350%	12/1/23	1,175	1,235
	Honeywell International Inc.	2.300%	8/15/24	800	811
	Honeywell International Inc.	2.500%	11/1/26	50	51
	Honeywell International Inc.	2.700%	8/15/29	350	359
	Honeywell International Inc.	5.700%	3/15/36	300	400
	Honeywell International Inc.	5.700%	3/15/37	305	413
	Honeywell International Inc.	5.375%	3/1/41	855	1,151
	Hubbell Inc.	3.350%	3/1/26	300	307
	Hubbell Inc.	3.150%	8/15/27	275	274
	Hubbell Inc.	3.500%	2/15/28	400	413
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,000	1,042
	Illinois Tool Works Inc.	3.375%	9/15/21	90	92
	Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,212
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,130
	Illinois Tool Works Inc.	4.875%	9/15/41	305	383
	Illinois Tool Works Inc.	3.900%	9/1/42	1,500	1,729
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	900	961
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	409
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	1,350	1,415
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	325	340
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	975	1,044
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	150	169

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	275	307
	John Deere Capital Corp.	2.875%	3/12/21	550	556
	John Deere Capital Corp.	3.900%	7/12/21	125	129
	John Deere Capital Corp.	3.125%	9/10/21	500	511
	John Deere Capital Corp.	3.150%	10/15/21	305	312
	John Deere Capital Corp.	2.650%	1/6/22	450	457
	John Deere Capital Corp.	2.750%	3/15/22	75	76
	John Deere Capital Corp.	1.950%	6/13/22	850	851
	John Deere Capital Corp.	2.150%	9/8/22	550	553
	John Deere Capital Corp.	2.700%	1/6/23	425	434
	John Deere Capital Corp.	2.800%	1/27/23	275	282
	John Deere Capital Corp.	2.800%	3/6/23	1,500	1,538
	John Deere Capital Corp.	3.450%	6/7/23	200	209
	John Deere Capital Corp.	3.650%	10/12/23	200	212
	John Deere Capital Corp.	2.600%	3/7/24	300	306
	John Deere Capital Corp.	3.350%	6/12/24	700	737
	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,300
	John Deere Capital Corp.	3.400%	9/11/25	325	344
	John Deere Capital Corp.	2.650%	6/10/26	300	306
	John Deere Capital Corp.	2.250%	9/14/26	1,250	1,250
	John Deere Capital Corp.	2.800%	9/8/27	250	257
	John Deere Capital Corp.	3.050%	1/6/28	600	625
	John Deere Capital Corp.	3.450%	3/7/29	300	326
	John Deere Capital Corp.	2.800%	7/18/29	490	502
	Johnson Controls International plc	3.625%	7/2/24	442	459
	Johnson Controls International plc	3.900%	2/14/26	219	233
	Johnson Controls International plc	6.000%	1/15/36	210	258
	Johnson Controls International plc	4.625%	7/2/44	800	872
	Johnson Controls International plc	5.125%	9/14/45	80	93
	Johnson Controls International plc	4.500%	2/15/47	700	753
	Johnson Controls International plc	4.950%	7/2/64	286	296
	Kennametal Inc.	3.875%	2/15/22	125	129
	Kennametal Inc.	4.625%	6/15/28	1,000	1,067
[7]	L3Harris Technologies Inc.	4.950%	2/15/21	575	589
[7]	L3Harris Technologies Inc.	3.850%	6/15/23	775	816
[7]	L3Harris Technologies Inc.	3.950%	5/28/24	270	286
	L3Harris Technologies Inc.	3.832%	4/27/25	550	585
[7]	L3Harris Technologies Inc.	3.850%	12/15/26	200	215
[7]	L3Harris Technologies Inc.	4.400%	6/15/28	750	835
	L3Harris Technologies Inc.	2.900%	12/15/29	450	456
	L3Harris Technologies Inc.	4.854%	4/27/35	100	118
	L3Harris Technologies Inc.	6.150%	12/15/40	425	577
	L3Harris Technologies Inc.	5.054%	4/27/45	375	465
	Leggett & Platt Inc.	3.800%	11/15/24	550	575
	Leggett & Platt Inc.	3.500%	11/15/27	700	718
	Leggett & Platt Inc.	4.400%	3/15/29	325	355
	Legrand France SA	8.500%	2/15/25	300	387
	Lennox International Inc.	3.000%	11/15/23	100	102
	Lockheed Martin Corp.	3.350%	9/15/21	875	897
	Lockheed Martin Corp.	3.100%	1/15/23	270	279
	Lockheed Martin Corp.	2.900%	3/1/25	375	390
	Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,285
	Lockheed Martin Corp.	3.600%	3/1/35	550	602
	Lockheed Martin Corp.	4.500%	5/15/36	450	533
	Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,328
	Lockheed Martin Corp.	5.720%	6/1/40	316	426
	Lockheed Martin Corp.	4.070%	12/15/42	175	200
	Lockheed Martin Corp.	3.800%	3/1/45	750	827
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,326
	Lockheed Martin Corp.	4.090%	9/15/52	972	1,136
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,230
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	516
	Martin Marietta Materials Inc.	3.500%	12/15/27	150	156
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	628

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Masco Corp.	3.500%	4/1/21	300	304
Masco Corp.	5.950%	3/15/22	228	245
Masco Corp.	4.450%	4/1/25	550	599
Masco Corp.	4.375%	4/1/26	400	432
Masco Corp.	3.500%	11/15/27	100	103
Masco Corp.	7.750%	8/1/29	94	122
Masco Corp.	4.500%	5/15/47	425	433
Mohawk Industries Inc.	3.850%	2/1/23	550	573
Northrop Grumman Corp.	3.500%	3/15/21	225	229
Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,522
Northrop Grumman Corp.	3.250%	8/1/23	500	520
Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,339
Northrop Grumman Corp.	3.250%	1/15/28	1,650	1,719
Northrop Grumman Corp.	5.050%	11/15/40	475	579
Northrop Grumman Corp.	4.750%	6/1/43	850	1,015
Northrop Grumman Corp.	4.030%	10/15/47	360	400
Nvent Finance Sarl	3.950%	4/15/23	220	223
Nvent Finance Sarl	4.550%	4/15/28	300	311
Oshkosh Corp.	4.600%	5/15/28	400	428
Owens Corning	4.200%	12/1/24	250	265
Owens Corning	3.400%	8/15/26	500	506
Owens Corning	3.950%	8/15/29	375	389
Owens Corning	7.000%	12/1/36	18	22
Owens Corning	4.300%	7/15/47	700	664
Owens Corning	4.400%	1/30/48	325	314
Parker-Hannifin Corp.	3.500%	9/15/22	975	1,009
Parker-Hannifin Corp.	2.700%	6/14/24	475	481
Parker-Hannifin Corp.	3.300%	11/21/24	467	488
Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,659
Parker-Hannifin Corp.	3.250%	6/14/29	285	296
Parker-Hannifin Corp.	4.200%	11/21/34	200	221
Parker-Hannifin Corp.	6.250%	5/15/38	575	762
Parker-Hannifin Corp.	4.100%	3/1/47	500	541
Parker-Hannifin Corp.	4.000%	6/14/49	575	622
Precision Castparts Corp.	2.500%	1/15/23	1,075	1,094
Precision Castparts Corp.	3.250%	6/15/25	675	711
Precision Castparts Corp.	3.900%	1/15/43	375	406
Precision Castparts Corp.	4.375%	6/15/45	775	896
Raytheon Co.	2.500%	12/15/22	845	862
Raytheon Co.	3.150%	12/15/24	225	236
Raytheon Co.	7.200%	8/15/27	75	98
Raytheon Co.	4.875%	10/15/40	225	281
Raytheon Co.	4.700%	12/15/41	925	1,150
Republic Services Inc.	5.250%	11/15/21	625	663
Republic Services Inc.	3.550%	6/1/22	1,300	1,343
Republic Services Inc.	2.500%	8/15/24	60	61
Republic Services Inc.	3.200%	3/15/25	500	519
Republic Services Inc.	6.200%	3/1/40	475	647
Republic Services Inc.	5.700%	5/15/41	500	650
Rockwell Automation Inc.	3.500%	3/1/29	350	376
Rockwell Automation Inc.	4.200%	3/1/49	475	552
Rockwell Collins Inc.	3.100%	11/15/21	675	687
Rockwell Collins Inc.	2.800%	3/15/22	750	763
Rockwell Collins Inc.	3.200%	3/15/24	775	806
Rockwell Collins Inc.	3.500%	3/15/27	1,000	1,064
Rockwell Collins Inc.	4.800%	12/15/43	235	287
Rockwell Collins Inc.	4.350%	4/15/47	775	906
Roper Technologies Inc.	2.800%	12/15/21	400	406
Roper Technologies Inc.	2.350%	9/15/24	500	503
Roper Technologies Inc.	3.850%	12/15/25	250	269
Roper Technologies Inc.	3.800%	12/15/26	500	537
Roper Technologies Inc.	4.200%	9/15/28	650	711
Roper Technologies Inc.	2.950%	9/15/29	475	478
Snap-on Inc.	6.125%	9/1/21	300	321

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Snap-on Inc.	3.250%	3/1/27	225	234
Snap-on Inc.	4.100%	3/1/48	275	307
Sonoco Products Co.	5.750%	11/1/40	490	600
Spirit AeroSystems Inc.	3.950%	6/15/23	2,200	2,264
Spirit AeroSystems Inc.	3.850%	6/15/26	335	344
Spirit AeroSystems Inc.	4.600%	6/15/28	500	526
Stanley Black & Decker Inc.	3.400%	12/1/21	450	460
Stanley Black & Decker Inc.	2.900%	11/1/22	500	512
Stanley Black & Decker Inc.	3.400%	3/1/26	225	237
Stanley Black & Decker Inc.	5.200%	9/1/40	300	372
Stanley Black & Decker Inc.	4.850%	11/15/48	400	494
Textron Inc.	4.300%	3/1/24	625	667
Textron Inc.	3.875%	3/1/25	200	212
Textron Inc.	4.000%	3/15/26	300	320
Textron Inc.	3.650%	3/15/27	1,025	1,072
Textron Inc.	3.375%	3/1/28	325	334
Textron Inc.	3.900%	9/17/29	600	640
Timken Co.	3.875%	9/1/24	200	209
Timken Co.	4.500%	12/15/28	400	431
United Technologies Corp.	3.350%	8/16/21	1,000	1,023
United Technologies Corp.	1.950%	11/1/21	900	901
United Technologies Corp.	3.100%	6/1/22	1,800	1,848
United Technologies Corp.	3.650%	8/16/23	1,700	1,791
United Technologies Corp.	2.800%	5/4/24	500	514
United Technologies Corp.	3.950%	8/16/25	1,525	1,660
United Technologies Corp.	2.650%	11/1/26	1,075	1,100
United Technologies Corp.	6.700%	8/1/28	150	194
United Technologies Corp.	4.125%	11/16/28	3,220	3,620
United Technologies Corp.	7.500%	9/15/29	900	1,266
United Technologies Corp.	5.400%	5/1/35	500	640
United Technologies Corp.	6.050%	6/1/36	285	384
United Technologies Corp.	6.125%	7/15/38	925	1,279
United Technologies Corp.	4.450%	11/16/38	1,000	1,174
United Technologies Corp.	5.700%	4/15/40	625	836
United Technologies Corp.	4.500%	6/1/42	3,225	3,862
United Technologies Corp.	4.150%	5/15/45	325	372
United Technologies Corp.	3.750%	11/1/46	900	981
United Technologies Corp.	4.050%	5/4/47	800	908
United Technologies Corp.	4.625%	11/16/48	975	1,214
Valmont Industries Inc.	5.000%	10/1/44	475	485
Valmont Industries Inc.	5.250%	10/1/54	300	304
Vulcan Materials Co.	4.500%	4/1/25	250	270
Vulcan Materials Co.	4.500%	6/15/47	950	1,040
Wabtec Corp.	4.400%	3/15/24	1,100	1,166
Wabtec Corp.	3.450%	11/15/26	625	628
Wabtec Corp.	4.950%	9/15/28	750	824
Waste Connections Inc.	3.500%	5/1/29	950	1,001
Waste Management Inc.	4.600%	3/1/21	275	282
Waste Management Inc.	2.900%	9/15/22	191	195
Waste Management Inc.	2.400%	5/15/23	1,100	1,110
Waste Management Inc.	3.500%	5/15/24	750	787
Waste Management Inc.	2.950%	6/15/24	600	619
Waste Management Inc.	3.125%	3/1/25	250	261
Waste Management Inc.	3.200%	6/15/26	600	629
Waste Management Inc.	3.150%	11/15/27	1,600	1,672
Waste Management Inc.	3.450%	6/15/29	775	828
Waste Management Inc.	3.900%	3/1/35	250	277
Waste Management Inc.	4.000%	7/15/39	425	475
Waste Management Inc.	4.100%	3/1/45	500	561
Waste Management Inc.	4.150%	7/15/49	825	940
WW Grainger Inc.	4.600%	6/15/45	825	977
WW Grainger Inc.	3.750%	5/15/46	325	336
WW Grainger Inc.	4.200%	5/15/47	350	390
Xylem Inc.	3.250%	11/1/26	300	311

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Xylem Inc.	4.375%	11/1/46	475	519
Communication (0.9%)
Activision Blizzard Inc.	2.300%	9/15/21	500	502
Activision Blizzard Inc.	2.600%	6/15/22	350	354
Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,097
Activision Blizzard Inc.	4.500%	6/15/47	325	369
America Movil SAB de CV	3.125%	7/16/22	1,060	1,081
America Movil SAB de CV	3.625%	4/22/29	700	742
America Movil SAB de CV	6.375%	3/1/35	800	1,073
America Movil SAB de CV	6.125%	11/15/37	300	391
America Movil SAB de CV	6.125%	3/30/40	1,900	2,546
America Movil SAB de CV	4.375%	7/16/42	950	1,058
America Movil SAB de CV	4.375%	4/22/49	800	917
American Tower Corp.	3.300%	2/15/21	600	607
American Tower Corp.	5.900%	11/1/21	3,099	3,311
American Tower Corp.	2.250%	1/15/22	350	351
American Tower Corp.	3.500%	1/31/23	1,075	1,114
American Tower Corp.	5.000%	2/15/24	1,900	2,090
American Tower Corp.	3.375%	5/15/24	500	518
American Tower Corp.	2.950%	1/15/25	475	487
American Tower Corp.	3.375%	10/15/26	1,669	1,734
American Tower Corp.	2.750%	1/15/27	2,500	2,499
American Tower Corp.	3.125%	1/15/27	575	586
American Tower Corp.	3.950%	3/15/29	475	511
American Tower Corp.	3.800%	8/15/29	1,075	1,148
American Tower Corp.	3.700%	10/15/49	400	397
AT&T Inc.	4.600%	2/15/21	900	921
AT&T Inc.	4.000%	1/15/22	205	213
AT&T Inc.	3.000%	2/15/22	2,000	2,038
AT&T Inc.	3.200%	3/1/22	1,175	1,204
AT&T Inc.	3.400%	6/15/22	400	412
AT&T Inc.	3.000%	6/30/22	1,750	1,789
AT&T Inc.	3.600%	2/17/23	1,485	1,549
AT&T Inc.	4.050%	12/15/23	375	401
AT&T Inc.	3.800%	3/1/24	525	554
AT&T Inc.	4.450%	4/1/24	825	893
AT&T Inc.	3.550%	6/1/24	525	552
AT&T Inc.	3.950%	1/15/25	1,000	1,071
AT&T Inc.	3.400%	5/15/25	3,975	4,166
AT&T Inc.	3.600%	7/15/25	825	871
AT&T Inc.	3.875%	1/15/26	965	1,033
AT&T Inc.	4.125%	2/17/26	2,044	2,215
AT&T Inc.	3.800%	2/15/27	2,570	2,740
AT&T Inc.	4.100%	2/15/28	2,904	3,152
AT&T Inc.	4.350%	3/1/29	2,700	2,994
AT&T Inc.	4.300%	2/15/30	2,949	3,277
AT&T Inc.	4.500%	5/15/35	1,330	1,479
AT&T Inc.	5.250%	3/1/37	2,325	2,777
AT&T Inc.	4.900%	8/15/37	3,405	3,906
AT&T Inc.	4.850%	3/1/39	1,600	1,838
AT&T Inc.	6.200%	3/15/40	300	375
AT&T Inc.	6.350%	3/15/40	525	684
AT&T Inc.	6.100%	7/15/40	375	477
AT&T Inc.	5.350%	9/1/40	2,205	2,637
AT&T Inc.	6.375%	3/1/41	862	1,136
AT&T Inc.	5.550%	8/15/41	410	502
AT&T Inc.	5.375%	10/15/41	405	476
AT&T Inc.	5.150%	3/15/42	1,000	1,165
AT&T Inc.	4.900%	6/15/42	900	1,012
AT&T Inc.	4.300%	12/15/42	1,523	1,628
AT&T Inc.	5.350%	12/15/43	1,000	1,198
AT&T Inc.	4.650%	6/1/44	725	799
AT&T Inc.	4.800%	6/15/44	2,050	2,329

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	4.350%	6/15/45	1,575	1,685
AT&T Inc.	4.750%	5/15/46	2,725	3,060
AT&T Inc.	5.150%	11/15/46	5,485	6,529
AT&T Inc.	4.500%	3/9/48	700	769
AT&T Inc.	4.550%	3/9/49	3,562	3,949
AT&T Inc.	5.150%	2/15/50	1,350	1,626
AT&T Inc.	5.300%	8/15/58	1,301	1,603
Bell Canada Inc.	4.300%	7/29/49	400	447
British Telecommunications plc	4.500%	12/4/23	500	538
British Telecommunications plc	5.125%	12/4/28	650	747
British Telecommunications plc	9.625%	12/15/30	2,000	3,078
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	1,047
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	2,415	2,538
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,030	1,108
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	3,500	3,851
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	1,880	1,943
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	1,000	1,131
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	1,964	2,469
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	2,760	3,440
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	2,050	2,298
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	2,200	2,567
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	1,350	1,465
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	2,250	2,356
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	325	409
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,338
Comcast Corp.	3.450%	10/1/21	2,575	2,648
Comcast Corp.	3.125%	7/15/22	800	825
Comcast Corp.	2.750%	3/1/23	2,350	2,402
Comcast Corp.	3.000%	2/1/24	3,000	3,108
Comcast Corp.	3.600%	3/1/24	350	371
Comcast Corp.	3.375%	8/15/25	2,725	2,891
Comcast Corp.	3.950%	10/15/25	700	763
Comcast Corp.	3.150%	3/1/26	2,000	2,090
Comcast Corp.	2.350%	1/15/27	1,930	1,924
Comcast Corp.	3.300%	2/1/27	1,075	1,136
Comcast Corp.	3.150%	2/15/28	1,275	1,335
Comcast Corp.	4.150%	10/15/28	4,425	4,980
Comcast Corp.	2.650%	2/1/30	1,550	1,551
Comcast Corp.	4.250%	10/15/30	1,000	1,137
Comcast Corp.	4.250%	1/15/33	1,275	1,462
Comcast Corp.	7.050%	3/15/33	1,025	1,465
Comcast Corp.	5.650%	6/15/35	1,080	1,417
Comcast Corp.	4.400%	8/15/35	1,000	1,170
Comcast Corp.	3.200%	7/15/36	700	712
Comcast Corp.	6.450%	3/15/37	1,350	1,884
Comcast Corp.	6.950%	8/15/37	1,020	1,493
Comcast Corp.	3.900%	3/1/38	725	800
Comcast Corp.	6.400%	5/15/38	868	1,205
Comcast Corp.	4.600%	10/15/38	1,100	1,305
Comcast Corp.	6.550%	7/1/39	350	500
Comcast Corp.	3.250%	11/1/39	1,075	1,081
Comcast Corp.	6.400%	3/1/40	450	630

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Comcast Corp.	4.650%	7/15/42	2,065	2,455
	Comcast Corp.	4.500%	1/15/43	250	292
	Comcast Corp.	4.750%	3/1/44	400	485
	Comcast Corp.	4.600%	8/15/45	1,175	1,401
	Comcast Corp.	3.400%	7/15/46	1,700	1,707
	Comcast Corp.	4.000%	8/15/47	700	766
	Comcast Corp.	3.969%	11/1/47	1,871	2,042
	Comcast Corp.	4.000%	3/1/48	322	354
	Comcast Corp.	4.700%	10/15/48	3,200	3,939
	Comcast Corp.	3.999%	11/1/49	1,803	1,992
	Comcast Corp.	3.450%	2/1/50	1,400	1,428
	Comcast Corp.	4.049%	11/1/52	317	357
	Comcast Corp.	4.950%	10/15/58	2,300	2,991
	Crown Castle International Corp.	3.400%	2/15/21	1,375	1,395
	Crown Castle International Corp.	2.250%	9/1/21	2,050	2,052
	Crown Castle International Corp.	4.875%	4/15/22	550	582
	Crown Castle International Corp.	5.250%	1/15/23	375	407
	Crown Castle International Corp.	3.150%	7/15/23	625	641
	Crown Castle International Corp.	3.200%	9/1/24	525	541
	Crown Castle International Corp.	4.450%	2/15/26	1,405	1,533
	Crown Castle International Corp.	3.700%	6/15/26	975	1,031
	Crown Castle International Corp.	3.650%	9/1/27	1,190	1,254
	Crown Castle International Corp.	3.800%	2/15/28	1,525	1,620
	Crown Castle International Corp.	4.750%	5/15/47	300	346
	Crown Castle International Corp.	5.200%	2/15/49	1,030	1,261
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	5,062
	Discovery Communications LLC	4.375%	6/15/21	655	675
	Discovery Communications LLC	3.500%	6/15/22	625	641
	Discovery Communications LLC	2.950%	3/20/23	600	611
	Discovery Communications LLC	3.250%	4/1/23	475	488
	Discovery Communications LLC	3.800%	3/13/24	210	221
	Discovery Communications LLC	3.900%	11/15/24	400	424
	Discovery Communications LLC	3.450%	3/15/25	1,350	1,397
	Discovery Communications LLC	3.950%	6/15/25	375	398
	Discovery Communications LLC	4.900%	3/11/26	2,550	2,848
	Discovery Communications LLC	3.950%	3/20/28	1,475	1,573
	Discovery Communications LLC	5.000%	9/20/37	1,050	1,185
	Discovery Communications LLC	6.350%	6/1/40	705	889
	Discovery Communications LLC	4.950%	5/15/42	1,200	1,312
	Discovery Communications LLC	5.200%	9/20/47	1,230	1,424
	Discovery Communications LLC	5.300%	5/15/49	589	697
	Electronic Arts Inc.	3.700%	3/1/21	725	738
	Electronic Arts Inc.	4.800%	3/1/26	275	310
[7]	Fox Corp.	3.666%	1/25/22	675	697
[7]	Fox Corp.	4.030%	1/25/24	1,475	1,571
[7]	Fox Corp.	4.709%	1/25/29	1,300	1,478
[7]	Fox Corp.	5.476%	1/25/39	950	1,155
[7]	Fox Corp.	5.576%	1/25/49	1,700	2,139
	Grupo Televisa SAB	6.625%	3/18/25	450	528
	Grupo Televisa SAB	4.625%	1/30/26	550	592
	Grupo Televisa SAB	8.500%	3/11/32	50	68
	Grupo Televisa SAB	6.625%	1/15/40	500	628
	Grupo Televisa SAB	5.000%	5/13/45	1,640	1,729
	Grupo Televisa SAB	5.250%	5/24/49	400	432
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	250	256
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	750	783
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	350	376
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	425	477
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	550	673
	Koninklijke KPN NV	8.375%	10/1/30	500	694
	Moody's Corp.	2.750%	12/15/21	375	380
	Moody's Corp.	4.500%	9/1/22	335	354
	Moody's Corp.	4.875%	2/15/24	425	468
	Moody's Corp.	4.875%	12/17/48	300	367

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NBCUniversal Media LLC	4.375%	4/1/21	205	211
NBCUniversal Media LLC	2.875%	1/15/23	1,932	1,983
NBCUniversal Media LLC	6.400%	4/30/40	480	671
NBCUniversal Media LLC	5.950%	4/1/41	925	1,271
NBCUniversal Media LLC	4.450%	1/15/43	800	928
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	1,100	1,138
Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	650	684
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	1,150	1,209
Orange SA	4.125%	9/14/21	802	831
Orange SA	9.000%	3/1/31	2,260	3,496
Orange SA	5.375%	1/13/42	700	897
RELX Capital Inc.	3.125%	10/15/22	705	729
RELX Capital Inc.	3.500%	3/16/23	575	597
RELX Capital Inc.	4.000%	3/18/29	300	325
Rogers Communications Inc.	3.000%	3/15/23	230	236
Rogers Communications Inc.	4.100%	10/1/23	300	320
Rogers Communications Inc.	3.625%	12/15/25	475	503
Rogers Communications Inc.	4.500%	3/15/43	540	592
Rogers Communications Inc.	5.000%	3/15/44	500	605
Rogers Communications Inc.	4.350%	5/1/49	2,000	2,222
Rogers Communications Inc.	3.700%	11/15/49	600	603
S&P Global Inc.	4.000%	6/15/25	550	595
S&P Global Inc.	4.400%	2/15/26	750	833
S&P Global Inc.	2.500%	12/1/29	375	376
S&P Global Inc.	4.500%	5/15/48	500	606
S&P Global Inc.	3.250%	12/1/49	1,150	1,174
Telefonica Emisiones SAU	5.213%	3/8/47	2,500	2,968
Telefonica Emisiones SAU	5.462%	2/16/21	1,350	1,401
Telefonica Emisiones SAU	4.570%	4/27/23	675	725
Telefonica Emisiones SAU	4.103%	3/8/27	1,175	1,269
Telefonica Emisiones SAU	7.045%	6/20/36	1,535	2,159
Telefonica Emisiones SAU	4.665%	3/6/38	600	677
Telefonica Emisiones SAU	4.895%	3/6/48	1,000	1,145
Telefonica Emisiones SAU	5.520%	3/1/49	1,200	1,501
Telefonica Europe BV	8.250%	9/15/30	780	1,121
TELUS Corp.	2.800%	2/16/27	500	500
TELUS Corp.	4.300%	6/15/49	1,000	1,103
Thomson Reuters Corp.	4.300%	11/23/23	560	601
Thomson Reuters Corp.	3.350%	5/15/26	400	411
Thomson Reuters Corp.	5.500%	8/15/35	350	391
Thomson Reuters Corp.	5.850%	4/15/40	400	478
Time Warner Cable LLC	4.125%	2/15/21	500	508
Time Warner Cable LLC	4.000%	9/1/21	775	793
Time Warner Cable LLC	6.550%	5/1/37	1,300	1,593
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,877
Time Warner Cable LLC	6.750%	6/15/39	1,350	1,704
Time Warner Cable LLC	5.875%	11/15/40	950	1,088
Time Warner Cable LLC	5.500%	9/1/41	1,325	1,478
Time Warner Cable LLC	4.500%	9/15/42	1,350	1,368
Time Warner Entertainment Co. LP	8.375%	3/15/23	825	974
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	912
Verizon Communications Inc.	3.450%	3/15/21	300	306
Verizon Communications Inc.	4.600%	4/1/21	1,500	1,550
Verizon Communications Inc.	2.946%	3/15/22	800	816
Verizon Communications Inc.	3.125%	3/16/22	1,550	1,589
Verizon Communications Inc.	2.450%	11/1/22	875	886
Verizon Communications Inc.	5.150%	9/15/23	3,390	3,758
Verizon Communications Inc.	4.150%	3/15/24	500	538
Verizon Communications Inc.	3.500%	11/1/24	1,475	1,561
Verizon Communications Inc.	3.376%	2/15/25	2,426	2,565
Verizon Communications Inc.	2.625%	8/15/26	2,437	2,470
Verizon Communications Inc.	4.125%	3/16/27	1,550	1,714
Verizon Communications Inc.	4.329%	9/21/28	5,207	5,902
Verizon Communications Inc.	4.016%	12/3/29	3,624	4,034

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.500%	8/10/33	3,575	4,150
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,545
Verizon Communications Inc.	4.272%	1/15/36	2,359	2,658
Verizon Communications Inc.	5.250%	3/16/37	3,500	4,392
Verizon Communications Inc.	4.812%	3/15/39	1,675	2,025
Verizon Communications Inc.	4.750%	11/1/41	700	846
Verizon Communications Inc.	3.850%	11/1/42	850	910
Verizon Communications Inc.	4.125%	8/15/46	980	1,104
Verizon Communications Inc.	4.862%	8/21/46	5,311	6,575
Verizon Communications Inc.	4.522%	9/15/48	2,600	3,104
Verizon Communications Inc.	5.012%	4/15/49	2,100	2,685
Verizon Communications Inc.	4.672%	3/15/55	2,500	3,068
ViacomCBS Inc.	4.300%	2/15/21	550	560
ViacomCBS Inc.	3.875%	12/15/21	495	512
ViacomCBS Inc.	3.375%	3/1/22	725	742
ViacomCBS Inc.	2.500%	2/15/23	750	758
ViacomCBS Inc.	2.900%	6/1/23	325	331
ViacomCBS Inc.	4.250%	9/1/23	1,175	1,251
ViacomCBS Inc.	3.875%	4/1/24	388	410
ViacomCBS Inc.	3.700%	8/15/24	575	606
ViacomCBS Inc.	3.500%	1/15/25	500	523
ViacomCBS Inc.	4.000%	1/15/26	500	535
ViacomCBS Inc.	2.900%	1/15/27	2,133	2,132
ViacomCBS Inc.	3.375%	2/15/28	375	386
ViacomCBS Inc.	3.700%	6/1/28	400	417
ViacomCBS Inc.	7.875%	7/30/30	375	519
ViacomCBS Inc.	5.500%	5/15/33	350	418
ViacomCBS Inc.	6.875%	4/30/36	940	1,258
ViacomCBS Inc.	4.850%	7/1/42	675	745
ViacomCBS Inc.	4.375%	3/15/43	1,337	1,415
ViacomCBS Inc.	5.850%	9/1/43	1,075	1,347
ViacomCBS Inc.	4.900%	8/15/44	700	791
Vodafone Group plc	3.750%	1/16/24	1,750	1,846
Vodafone Group plc	4.125%	5/30/25	3,170	3,425
Vodafone Group plc	4.375%	5/30/28	3,495	3,864
Vodafone Group plc	7.875%	2/15/30	625	866
Vodafone Group plc	6.250%	11/30/32	425	538
Vodafone Group plc	5.000%	5/30/38	1,630	1,899
Vodafone Group plc	4.375%	2/19/43	1,125	1,209
Vodafone Group plc	5.250%	5/30/48	2,745	3,317
Vodafone Group plc	4.875%	6/19/49	1,450	1,669
Vodafone Group plc	4.250%	9/17/50	1,600	1,662
Walt Disney Co.	4.500%	2/15/21	1,546	1,591
Walt Disney Co.	2.550%	2/15/22	932	946
Walt Disney Co.	2.450%	3/4/22	375	381
Walt Disney Co.	1.650%	9/1/22	400	399
Walt Disney Co.	3.000%	9/15/22	825	850
Walt Disney Co.	1.750%	8/30/24	500	494
Walt Disney Co.	3.700%	9/15/24	1,000	1,069
Walt Disney Co.	3.150%	9/17/25	600	637
Walt Disney Co.	3.700%	10/15/25	500	541
Walt Disney Co.	1.850%	7/30/26	1,415	1,388
Walt Disney Co.	3.375%	11/15/26	281	301
Walt Disney Co.	2.000%	9/1/29	1,600	1,551
Walt Disney Co.	7.000%	3/1/32	50	72
Walt Disney Co.	6.550%	3/15/33	392	552
Walt Disney Co.	6.200%	12/15/34	975	1,360
Walt Disney Co.	6.400%	12/15/35	1,550	2,216
Walt Disney Co.	6.150%	3/1/37	800	1,113
Walt Disney Co.	6.650%	11/15/37	600	891
Walt Disney Co.	4.375%	8/16/41	325	387
Walt Disney Co.	4.125%	12/1/41	485	559
Walt Disney Co.	3.700%	12/1/42	400	436
Walt Disney Co.	5.400%	10/1/43	1,400	1,897

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Walt Disney Co.	4.750%	9/15/44	690	869
Walt Disney Co.	2.750%	9/1/49	1,500	1,409
Weibo Corp.	3.500%	7/5/24	625	637
WPP Finance 2010	3.625%	9/7/22	400	414
WPP Finance 2010	3.750%	9/19/24	525	552
Consumer Cyclical (0.7%)
Advance Auto Parts Inc.	4.500%	1/15/22	175	182
Advance Auto Parts Inc.	4.500%	12/1/23	400	429
Alibaba Group Holding Ltd.	3.125%	11/28/21	700	714
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	203
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,625	1,707
Alibaba Group Holding Ltd.	3.400%	12/6/27	2,600	2,710
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	679
Alibaba Group Holding Ltd.	4.000%	12/6/37	700	752
Alibaba Group Holding Ltd.	4.200%	12/6/47	1,400	1,553
Alibaba Group Holding Ltd.	4.400%	12/6/57	700	800
Amazon.com Inc.	3.300%	12/5/21	775	797
Amazon.com Inc.	2.500%	11/29/22	475	484
Amazon.com Inc.	2.400%	2/22/23	1,150	1,167
Amazon.com Inc.	2.800%	8/22/24	908	940
Amazon.com Inc.	3.800%	12/5/24	1,501	1,622
Amazon.com Inc.	5.200%	12/3/25	875	1,016
Amazon.com Inc.	3.150%	8/22/27	2,350	2,483
Amazon.com Inc.	4.800%	12/5/34	975	1,228
Amazon.com Inc.	3.875%	8/22/37	2,290	2,602
Amazon.com Inc.	4.950%	12/5/44	1,275	1,668
Amazon.com Inc.	4.050%	8/22/47	2,400	2,811
Amazon.com Inc.	4.250%	8/22/57	1,785	2,169
American Honda Finance Corp.	3.150%	1/8/21	600	607
American Honda Finance Corp.	2.650%	2/12/21	1,300	1,312
American Honda Finance Corp.	1.650%	7/12/21	500	498
American Honda Finance Corp.	1.700%	9/9/21	800	798
American Honda Finance Corp.	3.375%	12/10/21	400	412
American Honda Finance Corp.	1.950%	5/20/22	275	276
American Honda Finance Corp.	2.600%	11/16/22	500	510
American Honda Finance Corp.	2.050%	1/10/23	200	201
American Honda Finance Corp.	3.450%	7/14/23	400	418
American Honda Finance Corp.	3.625%	10/10/23	400	422
American Honda Finance Corp.	2.900%	2/16/24	1,725	1,775
American Honda Finance Corp.	2.400%	6/27/24	400	405
American Honda Finance Corp.	2.150%	9/10/24	475	475
American Honda Finance Corp.	2.300%	9/9/26	250	249
American Honda Finance Corp.	3.500%	2/15/28	400	430
Aptiv Corp.	4.150%	3/15/24	575	608
Aptiv plc	4.250%	1/15/26	700	754
Aptiv plc	4.350%	3/15/29	150	163
Aptiv plc	4.400%	10/1/46	225	215
Aptiv plc	5.400%	3/15/49	305	344
Automatic Data Processing Inc.	3.375%	9/15/25	825	876
AutoNation Inc.	3.350%	1/15/21	500	504
AutoNation Inc.	3.500%	11/15/24	762	785
AutoNation Inc.	4.500%	10/1/25	500	537
AutoNation Inc.	3.800%	11/15/27	250	252
AutoZone Inc.	3.700%	4/15/22	700	722
AutoZone Inc.	2.875%	1/15/23	250	254
AutoZone Inc.	3.125%	7/15/23	275	282
AutoZone Inc.	3.125%	4/18/24	430	447
AutoZone Inc.	3.250%	4/15/25	260	271
AutoZone Inc.	3.125%	4/21/26	300	309
AutoZone Inc.	3.750%	6/1/27	700	746
AutoZone Inc.	3.750%	4/18/29	350	374
Best Buy Co. Inc.	5.500%	3/15/21	125	129
Best Buy Co. Inc.	4.450%	10/1/28	850	930

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Block Financial LLC	5.500%	11/1/22	500	535
	Block Financial LLC	5.250%	10/1/25	350	383
	Booking Holdings Inc.	2.750%	3/15/23	400	408
	Booking Holdings Inc.	3.650%	3/15/25	400	427
	Booking Holdings Inc.	3.600%	6/1/26	1,330	1,421
	Booking Holdings Inc.	3.550%	3/15/28	450	479
	BorgWarner Inc.	3.375%	3/15/25	250	261
	BorgWarner Inc.	4.375%	3/15/45	500	509
	Costco Wholesale Corp.	2.150%	5/18/21	350	352
	Costco Wholesale Corp.	2.250%	2/15/22	300	303
	Costco Wholesale Corp.	2.300%	5/18/22	900	911
	Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,109
	Costco Wholesale Corp.	3.000%	5/18/27	800	844
	Cummins Inc.	3.650%	10/1/23	350	370
	Cummins Inc.	7.125%	3/1/28	150	199
	Cummins Inc.	4.875%	10/1/43	400	488
	Daimler Finance North America LLC	8.500%	1/18/31	905	1,346
	Darden Restaurants Inc.	3.850%	5/1/27	750	785
	Darden Restaurants Inc.	4.550%	2/15/48	250	253
	Dollar General Corp.	3.250%	4/15/23	1,300	1,342
	Dollar General Corp.	4.150%	11/1/25	500	543
	Dollar General Corp.	3.875%	4/15/27	150	161
	Dollar General Corp.	4.125%	5/1/28	400	438
	Dollar Tree Inc.	3.700%	5/15/23	475	494
	Dollar Tree Inc.	4.000%	5/15/25	1,450	1,550
	Dollar Tree Inc.	4.200%	5/15/28	1,145	1,227
	DR Horton Inc.	4.375%	9/15/22	150	157
	DR Horton Inc.	4.750%	2/15/23	700	745
	DR Horton Inc.	5.750%	8/15/23	325	359
	DR Horton Inc.	2.500%	10/15/24	500	500
	eBay Inc.	2.875%	8/1/21	450	455
	eBay Inc.	3.800%	3/9/22	500	517
	eBay Inc.	2.600%	7/15/22	250	252
	eBay Inc.	2.750%	1/30/23	625	634
	eBay Inc.	3.450%	8/1/24	800	833
	eBay Inc.	3.600%	6/5/27	650	678
	eBay Inc.	4.000%	7/15/42	600	591
	Expedia Group Inc.	4.500%	8/15/24	435	465
	Expedia Group Inc.	5.000%	2/15/26	600	658
	Expedia Group Inc.	3.800%	2/15/28	800	815
[7]	Expedia Group Inc.	3.250%	2/15/30	1,025	985
	Ford Motor Co.	4.346%	12/8/26	650	669
	Ford Motor Co.	6.625%	10/1/28	500	551
	Ford Motor Co.	6.375%	2/1/29	275	294
	Ford Motor Co.	7.450%	7/16/31	2,110	2,490
	Ford Motor Co.	4.750%	1/15/43	1,600	1,418
	Ford Motor Co.	7.400%	11/1/46	300	337
	Ford Motor Co.	5.291%	12/8/46	900	851
	Ford Motor Credit Co. LLC	2.343%	11/2/20	775	773
	Ford Motor Credit Co. LLC	3.200%	1/15/21	1,050	1,054
	Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,511
	Ford Motor Credit Co. LLC	5.875%	8/2/21	1,675	1,751
	Ford Motor Credit Co. LLC	3.813%	10/12/21	1,000	1,017
	Ford Motor Credit Co. LLC	5.596%	1/7/22	750	789
	Ford Motor Credit Co. LLC	3.219%	1/9/22	3,126	3,145
	Ford Motor Credit Co. LLC	3.339%	3/28/22	850	857
	Ford Motor Credit Co. LLC	2.979%	8/3/22	2,700	2,701
	Ford Motor Credit Co. LLC	4.250%	9/20/22	775	800
	Ford Motor Credit Co. LLC	3.350%	11/1/22	900	908
	Ford Motor Credit Co. LLC	4.375%	8/6/23	850	881
	Ford Motor Credit Co. LLC	5.584%	3/18/24	1,800	1,941
	Ford Motor Credit Co. LLC	3.664%	9/8/24	500	500
	Ford Motor Credit Co. LLC	4.063%	11/1/24	1,000	1,020
	Ford Motor Credit Co. LLC	4.687%	6/9/25	500	518

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	911
Ford Motor Credit Co. LLC	4.389%	1/8/26	688	699
Ford Motor Credit Co. LLC	4.542%	8/1/26	900	920
Ford Motor Credit Co. LLC	3.815%	11/2/27	550	531
Ford Motor Credit Co. LLC	5.113%	5/3/29	975	1,002
General Motors Co.	4.875%	10/2/23	1,955	2,098
General Motors Co.	4.000%	4/1/25	325	338
General Motors Co.	5.000%	10/1/28	900	975
General Motors Co.	5.000%	4/1/35	680	701
General Motors Co.	6.600%	4/1/36	600	706
General Motors Co.	5.150%	4/1/38	825	845
General Motors Co.	6.250%	10/2/43	935	1,045
General Motors Co.	5.200%	4/1/45	1,245	1,249
General Motors Co.	6.750%	4/1/46	665	779
General Motors Co.	5.400%	4/1/48	675	695
General Motors Co.	5.950%	4/1/49	750	830
General Motors Financial Co. Inc.	4.200%	3/1/21	625	638
General Motors Financial Co. Inc.	3.550%	4/9/21	625	635
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,619
General Motors Financial Co. Inc.	4.375%	9/25/21	375	388
General Motors Financial Co. Inc.	4.200%	11/6/21	400	414
General Motors Financial Co. Inc.	3.450%	1/14/22	900	921
General Motors Financial Co. Inc.	3.450%	4/10/22	2,508	2,565
General Motors Financial Co. Inc.	3.150%	6/30/22	300	306
General Motors Financial Co. Inc.	3.550%	7/8/22	800	823
General Motors Financial Co. Inc.	3.250%	1/5/23	750	765
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,031
General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,363
General Motors Financial Co. Inc.	4.150%	6/19/23	900	946
General Motors Financial Co. Inc.	5.100%	1/17/24	600	651
General Motors Financial Co. Inc.	3.950%	4/13/24	800	836
General Motors Financial Co. Inc.	3.500%	11/7/24	900	926
General Motors Financial Co. Inc.	4.000%	1/15/25	650	683
General Motors Financial Co. Inc.	4.350%	4/9/25	1,500	1,605
General Motors Financial Co. Inc.	5.250%	3/1/26	575	638
General Motors Financial Co. Inc.	4.000%	10/6/26	400	418
General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,274
General Motors Financial Co. Inc.	3.850%	1/5/28	400	406
General Motors Financial Co. Inc.	5.650%	1/17/29	625	709
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	100	102
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	500	543
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	300	306
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	625	681
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	800	874
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	100	113
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	825	919
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	570	580
Harley-Davidson Inc.	3.500%	7/28/25	300	311
Harley-Davidson Inc.	4.625%	7/28/45	500	514
Harman International Industries Inc.	4.150%	5/15/25	275	292
Home Depot Inc.	2.000%	4/1/21	1,175	1,178
Home Depot Inc.	4.400%	4/1/21	825	846
Home Depot Inc.	3.250%	3/1/22	700	723
Home Depot Inc.	2.625%	6/1/22	990	1,010
Home Depot Inc.	2.700%	4/1/23	600	614
Home Depot Inc.	3.750%	2/15/24	3,085	3,297
Home Depot Inc.	3.350%	9/15/25	500	534
Home Depot Inc.	3.000%	4/1/26	1,750	1,827
Home Depot Inc.	2.800%	9/14/27	825	855
Home Depot Inc.	3.900%	12/6/28	400	446
Home Depot Inc.	2.950%	6/15/29	700	727
Home Depot Inc.	5.875%	12/16/36	2,495	3,434
Home Depot Inc.	5.400%	9/15/40	400	524
Home Depot Inc.	5.950%	4/1/41	775	1,089

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Home Depot Inc.	4.200%	4/1/43	975	1,133
Home Depot Inc.	4.875%	2/15/44	1,050	1,329
Home Depot Inc.	4.400%	3/15/45	500	595
Home Depot Inc.	4.250%	4/1/46	1,320	1,555
Home Depot Inc.	3.900%	6/15/47	900	1,014
Home Depot Inc.	4.500%	12/6/48	1,175	1,447
Home Depot Inc.	3.500%	9/15/56	700	733
Hyatt Hotels Corp.	3.375%	7/15/23	800	822
Hyatt Hotels Corp.	4.850%	3/15/26	100	111
Hyatt Hotels Corp.	4.375%	9/15/28	350	380
IHS Markit Ltd.	3.625%	5/1/24	900	934
IHS Markit Ltd.	4.750%	8/1/28	600	667
IHS Markit Ltd.	4.250%	5/1/29	400	431
JD.com Inc.	3.125%	4/29/21	200	201
JD.com Inc.	3.875%	4/29/26	400	415
Kohl's Corp.	4.250%	7/17/25	625	665
Kohl's Corp.	5.550%	7/17/45	350	356
Las Vegas Sands Corp.	3.200%	8/8/24	500	516
Las Vegas Sands Corp.	2.900%	6/25/25	425	429
Las Vegas Sands Corp.	3.500%	8/18/26	900	925
Las Vegas Sands Corp.	3.900%	8/8/29	290	303
Lear Corp.	5.250%	1/15/25	700	721
Lear Corp.	3.800%	9/15/27	500	506
Lear Corp.	4.250%	5/15/29	400	412
Lear Corp.	5.250%	5/15/49	400	416
Lowe's Cos. Inc.	3.750%	4/15/21	205	209
Lowe's Cos. Inc.	3.800%	11/15/21	250	257
Lowe's Cos. Inc.	3.120%	4/15/22	450	461
Lowe's Cos. Inc.	3.875%	9/15/23	300	317
Lowe's Cos. Inc.	3.125%	9/15/24	400	415
Lowe's Cos. Inc.	3.375%	9/15/25	975	1,025
Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,712
Lowe's Cos. Inc.	3.100%	5/3/27	642	663
Lowe's Cos. Inc.	3.650%	4/5/29	1,200	1,281
Lowe's Cos. Inc.	4.650%	4/15/42	575	654
Lowe's Cos. Inc.	4.250%	9/15/44	225	243
Lowe's Cos. Inc.	4.375%	9/15/45	1,225	1,340
Lowe's Cos. Inc.	3.700%	4/15/46	1,080	1,098
Lowe's Cos. Inc.	4.050%	5/3/47	1,200	1,294
Lowe's Cos. Inc.	4.550%	4/5/49	900	1,050
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	313
Macy's Retail Holdings Inc.	3.875%	1/15/22	84	86
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	528
Macy's Retail Holdings Inc.	3.625%	6/1/24	415	419
Macy's Retail Holdings Inc.	4.500%	12/15/34	325	308
Magna International Inc.	3.625%	6/15/24	825	867
Magna International Inc.	4.150%	10/1/25	300	322
Marriott International Inc.	2.875%	3/1/21	500	505
Marriott International Inc.	3.125%	10/15/21	350	356
Marriott International Inc.	2.300%	1/15/22	400	402
Marriott International Inc.	3.750%	3/15/25	525	554
Marriott International Inc.	3.750%	10/1/25	200	212
Marriott International Inc.	3.125%	6/15/26	595	616
Marriott International Inc.	4.000%	4/15/28	925	997
Marriott International Inc.	2.125%	10/3/22	300	300
Marriott International Inc.	3.600%	4/15/24	500	525
Mastercard Inc.	2.000%	11/21/21	350	352
Mastercard Inc.	3.375%	4/1/24	1,000	1,060
Mastercard Inc.	2.000%	3/3/25	1,200	1,193
Mastercard Inc.	2.950%	11/21/26	510	532
Mastercard Inc.	3.500%	2/26/28	450	487
Mastercard Inc.	2.950%	6/1/29	825	860
Mastercard Inc.	3.800%	11/21/46	350	392
Mastercard Inc.	3.950%	2/26/48	550	634

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mastercard Inc.	3.650%	6/1/49	1,100	1,212
McDonald's Corp.	2.750%	12/9/20	725	730
McDonald's Corp.	2.625%	1/15/22	2,092	2,120
McDonald's Corp.	3.350%	4/1/23	650	677
McDonald's Corp.	3.375%	5/26/25	2,680	2,828
McDonald's Corp.	3.700%	1/30/26	1,125	1,207
McDonald's Corp.	3.500%	3/1/27	200	213
McDonald's Corp.	3.800%	4/1/28	700	759
McDonald's Corp.	2.625%	9/1/29	800	798
McDonald's Corp.	4.700%	12/9/35	675	802
McDonald's Corp.	6.300%	3/1/38	100	136
McDonald's Corp.	5.700%	2/1/39	375	476
McDonald's Corp.	3.700%	2/15/42	1,225	1,249
McDonald's Corp.	3.625%	5/1/43	400	401
McDonald's Corp.	4.600%	5/26/45	925	1,061
McDonald's Corp.	4.875%	12/9/45	1,225	1,477
McDonald's Corp.	4.450%	3/1/47	450	516
McDonald's Corp.	4.450%	9/1/48	900	1,025
McDonald's Corp.	3.625%	9/1/49	800	812
NIKE Inc.	2.250%	5/1/23	50	51
NIKE Inc.	2.375%	11/1/26	1,000	1,016
NIKE Inc.	3.625%	5/1/43	525	572
NIKE Inc.	3.875%	11/1/45	1,000	1,138
NIKE Inc.	3.375%	11/1/46	650	685
Nordstrom Inc.	4.000%	10/15/21	585	600
Nordstrom Inc.	4.000%	3/15/27	400	415
Nordstrom Inc.	6.950%	3/15/28	200	242
Nordstrom Inc.	4.375%	4/1/30	375	382
Nordstrom Inc.	5.000%	1/15/44	772	749
NVR Inc.	3.950%	9/15/22	200	208
O'Reilly Automotive Inc.	4.875%	1/14/21	50	51
O'Reilly Automotive Inc.	4.625%	9/15/21	150	155
O'Reilly Automotive Inc.	3.800%	9/1/22	255	265
O'Reilly Automotive Inc.	3.850%	6/15/23	300	314
O'Reilly Automotive Inc.	3.550%	3/15/26	200	210
O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,388
PACCAR Financial Corp.	2.050%	11/13/20	400	400
PACCAR Financial Corp.	2.250%	2/25/21	200	201
PACCAR Financial Corp.	2.800%	3/1/21	325	329
PACCAR Financial Corp.	3.150%	8/9/21	300	306
PACCAR Financial Corp.	2.850%	3/1/22	250	255
PACCAR Financial Corp.	2.650%	5/10/22	475	484
PACCAR Financial Corp.	2.300%	8/10/22	250	253
PACCAR Financial Corp.	2.000%	9/26/22	200	201
PACCAR Financial Corp.	3.400%	8/9/23	300	313
PACCAR Financial Corp.	2.150%	8/15/24	250	249
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	77
QVC Inc.	4.850%	4/1/24	975	1,023
QVC Inc.	4.450%	2/15/25	300	310
QVC Inc.	5.950%	3/15/43	325	309
Ralph Lauren Corp.	3.750%	9/15/25	100	107
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	512
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	700	724
Sands China Ltd.	4.600%	8/8/23	1,495	1,572
Sands China Ltd.	5.125%	8/8/25	1,500	1,652
Sands China Ltd.	5.400%	8/8/28	1,400	1,575
Starbucks Corp.	2.100%	2/4/21	625	626
Starbucks Corp.	2.700%	6/15/22	725	739
Starbucks Corp.	3.100%	3/1/23	1,350	1,393
Starbucks Corp.	3.850%	10/1/23	585	620
Starbucks Corp.	3.800%	8/15/25	1,150	1,239
Starbucks Corp.	2.450%	6/15/26	665	671
Starbucks Corp.	3.500%	3/1/28	500	534

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Starbucks Corp.	4.000%	11/15/28	250	277
Starbucks Corp.	4.300%	6/15/45	175	193
Starbucks Corp.	3.750%	12/1/47	600	614
Starbucks Corp.	4.500%	11/15/48	1,600	1,837
Tapestry Inc.	3.000%	7/15/22	450	456
Tapestry Inc.	4.250%	4/1/25	450	474
Tapestry Inc.	4.125%	7/15/27	475	484
Target Corp.	2.900%	1/15/22	850	870
Target Corp.	3.500%	7/1/24	775	830
Target Corp.	2.500%	4/15/26	775	793
Target Corp.	3.375%	4/15/29	850	922
Target Corp.	6.350%	11/1/32	363	507
Target Corp.	6.500%	10/15/37	450	666
Target Corp.	7.000%	1/15/38	300	466
Target Corp.	4.000%	7/1/42	1,225	1,402
Target Corp.	3.625%	4/15/46	775	847
Target Corp.	3.900%	11/15/47	600	689
TJX Cos. Inc.	2.750%	6/15/21	625	633
TJX Cos. Inc.	2.500%	5/15/23	800	815
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,400
Toyota Motor Corp.	3.183%	7/20/21	850	867
Toyota Motor Corp.	2.157%	7/2/22	400	403
Toyota Motor Corp.	3.419%	7/20/23	895	938
Toyota Motor Corp.	2.358%	7/2/24	300	305
Toyota Motor Corp.	3.669%	7/20/28	500	549
Toyota Motor Corp.	2.760%	7/2/29	400	412
Toyota Motor Credit Corp.	4.250%	1/11/21	300	307
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	1,001
Toyota Motor Credit Corp.	2.950%	4/13/21	850	862
Toyota Motor Credit Corp.	2.750%	5/17/21	500	506
Toyota Motor Credit Corp.	3.400%	9/15/21	305	313
Toyota Motor Credit Corp.	1.800%	10/7/21	280	280
Toyota Motor Credit Corp.	2.600%	1/11/22	700	710
Toyota Motor Credit Corp.	3.300%	1/12/22	950	976
Toyota Motor Credit Corp.	2.650%	4/12/22	2,100	2,134
Toyota Motor Credit Corp.	2.800%	7/13/22	700	716
Toyota Motor Credit Corp.	2.150%	9/8/22	650	655
Toyota Motor Credit Corp.	2.625%	1/10/23	550	561
Toyota Motor Credit Corp.	2.700%	1/11/23	750	765
Toyota Motor Credit Corp.	2.900%	4/17/24	950	983
Toyota Motor Credit Corp.	3.400%	4/14/25	100	106
Toyota Motor Credit Corp.	3.200%	1/11/27	750	793
Toyota Motor Credit Corp.	3.050%	1/11/28	850	891
Toyota Motor Credit Corp.	3.650%	1/8/29	450	495
VF Corp.	3.500%	9/1/21	305	312
VF Corp.	6.450%	11/1/37	300	417
Visa Inc.	2.200%	12/14/20	2,200	2,208
Visa Inc.	2.150%	9/15/22	500	505
Visa Inc.	2.800%	12/14/22	1,500	1,541
Visa Inc.	3.150%	12/14/25	3,840	4,054
Visa Inc.	2.750%	9/15/27	785	819
Visa Inc.	4.150%	12/14/35	1,300	1,532
Visa Inc.	4.300%	12/14/45	3,030	3,731
Visa Inc.	3.650%	9/15/47	655	734
Walgreen Co.	3.100%	9/15/22	800	816
Walgreen Co.	4.400%	9/15/42	610	606
Walgreens Boots Alliance Inc.	3.300%	11/18/21	400	407
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,587
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,497
Walgreens Boots Alliance Inc.	4.500%	11/18/34	625	643
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,226
Walgreens Boots Alliance Inc.	4.650%	6/1/46	350	351
Walmart Inc.	1.900%	12/15/20	965	966
Walmart Inc.	3.125%	6/23/21	1,325	1,352

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.350%	12/15/22	975	991
	Walmart Inc.	2.550%	4/11/23	575	587
	Walmart Inc.	3.400%	6/26/23	1,650	1,733
	Walmart Inc.	3.300%	4/22/24	1,225	1,286
	Walmart Inc.	2.850%	7/8/24	1,975	2,044
	Walmart Inc.	2.650%	12/15/24	875	902
	Walmart Inc.	3.550%	6/26/25	1,275	1,364
	Walmart Inc.	3.050%	7/8/26	1,700	1,785
	Walmart Inc.	5.875%	4/5/27	335	413
	Walmart Inc.	3.700%	6/26/28	2,050	2,257
	Walmart Inc.	3.250%	7/8/29	1,633	1,751
	Walmart Inc.	2.375%	9/24/29	500	500
	Walmart Inc.	7.550%	2/15/30	480	695
	Walmart Inc.	5.250%	9/1/35	1,640	2,150
	Walmart Inc.	6.200%	4/15/38	570	830
	Walmart Inc.	3.950%	6/28/38	1,175	1,364
	Walmart Inc.	5.625%	4/1/40	625	867
	Walmart Inc.	5.000%	10/25/40	235	306
	Walmart Inc.	5.625%	4/15/41	750	1,069
	Walmart Inc.	4.000%	4/11/43	1,120	1,289
	Walmart Inc.	4.300%	4/22/44	616	736
	Walmart Inc.	3.625%	12/15/47	1,300	1,439
	Walmart Inc.	4.050%	6/29/48	1,675	1,972
	Walmart Inc.	2.950%	9/24/49	1,500	1,468
	Western Union Co.	3.600%	3/15/22	1,100	1,135
	Western Union Co.	2.850%	1/10/25	400	401
	Western Union Co.	6.200%	11/17/36	410	465
	Western Union Co.	6.200%	6/21/40	440	485
	Consumer Noncyclical (1.7%)
	Abbott Laboratories	2.550%	3/15/22	675	686
	Abbott Laboratories	3.400%	11/30/23	1,225	1,287
	Abbott Laboratories	2.950%	3/15/25	100	104
	Abbott Laboratories	3.875%	9/15/25	375	408
	Abbott Laboratories	3.750%	11/30/26	1,502	1,639
	Abbott Laboratories	4.750%	11/30/36	1,675	2,087
	Abbott Laboratories	6.150%	11/30/37	425	595
	Abbott Laboratories	6.000%	4/1/39	250	356
	Abbott Laboratories	5.300%	5/27/40	310	405
	Abbott Laboratories	4.750%	4/15/43	550	691
	Abbott Laboratories	4.900%	11/30/46	2,625	3,427
	AbbVie Inc.	2.300%	5/14/21	1,600	1,605
	AbbVie Inc.	3.375%	11/14/21	1,000	1,025
[7]	AbbVie Inc.	2.150%	11/19/21	500	501
	AbbVie Inc.	2.900%	11/6/22	2,500	2,550
	AbbVie Inc.	3.200%	11/6/22	1,075	1,105
[7]	AbbVie Inc.	2.300%	11/21/22	1,625	1,631
	AbbVie Inc.	2.850%	5/14/23	1,025	1,045
	AbbVie Inc.	3.750%	11/14/23	1,250	1,315
[7]	AbbVie Inc.	2.600%	11/21/24	3,025	3,045
	AbbVie Inc.	3.600%	5/14/25	3,170	3,346
	AbbVie Inc.	3.200%	5/14/26	1,625	1,681
[7]	AbbVie Inc.	2.950%	11/21/26	2,990	3,032
	AbbVie Inc.	4.250%	11/14/28	1,650	1,824
[7]	AbbVie Inc.	3.200%	11/21/29	4,510	4,591
	AbbVie Inc.	4.500%	5/14/35	2,030	2,282
	AbbVie Inc.	4.300%	5/14/36	1,125	1,235
[7]	AbbVie Inc.	4.050%	11/21/39	3,200	3,343
	AbbVie Inc.	4.400%	11/6/42	2,469	2,662
	AbbVie Inc.	4.700%	5/14/45	2,407	2,687
	AbbVie Inc.	4.450%	5/14/46	1,560	1,679
	AbbVie Inc.	4.875%	11/14/48	1,625	1,866
[7]	AbbVie Inc.	4.250%	11/21/49	3,865	4,069
	Actavis Inc.	3.250%	10/1/22	1,400	1,431

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Adventist Health System	2.952%	3/1/29	350	345
Adventist Health System	3.630%	3/1/49	375	365
Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	244
Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	427
Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	249
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,023
Agilent Technologies Inc.	3.875%	7/15/23	400	419
Agilent Technologies Inc.	3.050%	9/22/26	450	459
Agilent Technologies Inc.	2.750%	9/15/29	393	389
AHS Hospital Corp.	5.024%	7/1/45	325	403
Allergan Finance LLC	4.625%	10/1/42	930	968
Allergan Funding SCS	3.450%	3/15/22	1,957	2,002
Allergan Funding SCS	3.850%	6/15/24	975	1,021
Allergan Funding SCS	3.800%	3/15/25	2,407	2,521
Allergan Funding SCS	4.550%	3/15/35	1,400	1,487
Allergan Funding SCS	4.850%	6/15/44	945	1,049
Allergan Funding SCS	4.750%	3/15/45	250	272
Allergan Inc.	2.800%	3/15/23	225	227
Allina Health System	3.887%	4/15/49	325	346
Altria Group Inc.	4.750%	5/5/21	900	931
Altria Group Inc.	3.490%	2/14/22	800	823
Altria Group Inc.	2.850%	8/9/22	2,300	2,342
Altria Group Inc.	2.950%	5/2/23	200	202
Altria Group Inc.	4.000%	1/31/24	1,300	1,377
Altria Group Inc.	3.800%	2/14/24	550	578
Altria Group Inc.	4.400%	2/14/26	1,200	1,303
Altria Group Inc.	2.625%	9/16/26	350	346
Altria Group Inc.	4.800%	2/14/29	2,325	2,582
Altria Group Inc.	5.800%	2/14/39	1,925	2,251
Altria Group Inc.	4.250%	8/9/42	710	706
Altria Group Inc.	4.500%	5/2/43	675	685
Altria Group Inc.	5.375%	1/31/44	1,325	1,492
Altria Group Inc.	3.875%	9/16/46	675	627
Altria Group Inc.	5.950%	2/14/49	2,175	2,630
Altria Group Inc.	6.200%	2/14/59	400	473
AmerisourceBergen Corp.	3.500%	11/15/21	850	871
AmerisourceBergen Corp.	3.400%	5/15/24	400	415
AmerisourceBergen Corp.	3.250%	3/1/25	325	336
AmerisourceBergen Corp.	3.450%	12/15/27	600	622
AmerisourceBergen Corp.	4.250%	3/1/45	100	102
AmerisourceBergen Corp.	4.300%	12/15/47	725	743
Amgen Inc.	4.100%	6/15/21	1,360	1,395
Amgen Inc.	1.850%	8/19/21	500	499
Amgen Inc.	3.875%	11/15/21	1,365	1,408
Amgen Inc.	2.700%	5/1/22	225	228
Amgen Inc.	2.650%	5/11/22	1,200	1,217
Amgen Inc.	3.625%	5/15/22	625	646
Amgen Inc.	2.250%	8/19/23	800	807
Amgen Inc.	3.625%	5/22/24	1,150	1,214
Amgen Inc.	3.125%	5/1/25	300	313
Amgen Inc.	2.600%	8/19/26	1,845	1,864
Amgen Inc.	4.950%	10/1/41	500	594
Amgen Inc.	5.150%	11/15/41	900	1,089
Amgen Inc.	4.400%	5/1/45	2,100	2,354
Amgen Inc.	4.563%	6/15/48	1,656	1,910
Amgen Inc.	4.663%	6/15/51	2,989	3,515
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	5,320	6,135
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	2,744	2,921
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	10,315	12,214
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	647	658
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,322	2,402

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	384	407
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,055
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	760
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	1,100	1,297
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	587	600
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	377	383
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	1,612	1,698
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	1,965	2,138
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,520	2,767
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	3,730	4,320
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	650	773
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,374
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,152
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	500	629
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,075	1,267
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,425	1,442
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	1,900	2,159
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,912	2,136
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,700	3,500
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,200	2,568
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	505	688
	Archer-Daniels-Midland Co.	4.479%	3/1/21	631	649
	Archer-Daniels-Midland Co.	3.375%	3/15/22	350	360
	Archer-Daniels-Midland Co.	2.500%	8/11/26	825	838
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	366
	Archer-Daniels-Midland Co.	4.535%	3/26/42	350	415
	Archer-Daniels-Midland Co.	4.016%	4/16/43	600	665
	Archer-Daniels-Midland Co.	3.750%	9/15/47	900	980
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	640
	Ascension Health	2.532%	11/15/29	556	549
	Ascension Health	3.106%	11/15/39	300	295
	Ascension Health	3.945%	11/15/46	650	718
[4]	Ascension Health	4.847%	11/15/53	250	315
	AstraZeneca plc	2.375%	11/16/20	1,300	1,305
	AstraZeneca plc	2.375%	6/12/22	900	907
	AstraZeneca plc	3.500%	8/17/23	590	617
	AstraZeneca plc	3.375%	11/16/25	1,750	1,854
	AstraZeneca plc	3.125%	6/12/27	775	806
	AstraZeneca plc	4.000%	1/17/29	675	748
	AstraZeneca plc	6.450%	9/15/37	2,105	2,947
	AstraZeneca plc	4.000%	9/18/42	670	739
	AstraZeneca plc	4.375%	11/16/45	1,175	1,376
	AstraZeneca plc	4.375%	8/17/48	605	720
	BAT Capital Corp.	2.764%	8/15/22	1,135	1,151
	BAT Capital Corp.	3.222%	8/15/24	3,350	3,422
	BAT Capital Corp.	2.789%	9/6/24	800	804
	BAT Capital Corp.	3.215%	9/6/26	800	804
	BAT Capital Corp.	3.557%	8/15/27	2,725	2,774
	BAT Capital Corp.	3.462%	9/6/29	425	431
	BAT Capital Corp.	4.390%	8/15/37	1,725	1,749
	BAT Capital Corp.	4.540%	8/15/47	1,525	1,525
	BAT Capital Corp.	4.758%	9/6/49	875	903
	Baxalta Inc.	3.600%	6/23/22	97	99
	Baxalta Inc.	4.000%	6/23/25	417	447
	Baxalta Inc.	5.250%	6/23/45	415	529
	Baxter International Inc.	1.700%	8/15/21	400	399
	Baxter International Inc.	2.600%	8/15/26	400	403
	Baxter International Inc.	3.500%	8/15/46	375	362
	Baylor Scott & White Holdings	4.185%	11/15/45	400	447
	Beam Suntory Inc.	3.250%	5/15/22	25	25
	Beam Suntory Inc.	3.250%	6/15/23	50	51
	Becton Dickinson & Co.	3.125%	11/8/21	440	448
	Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,499
	Becton Dickinson & Co.	3.300%	3/1/23	225	229

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Becton Dickinson & Co.	3.363%	6/6/24	1,775	1,845
	Becton Dickinson & Co.	3.734%	12/15/24	1,808	1,916
	Becton Dickinson & Co.	3.700%	6/6/27	1,630	1,733
	Becton Dickinson & Co.	4.875%	5/15/44	88	101
	Becton Dickinson & Co.	4.685%	12/15/44	769	892
	Becton Dickinson & Co.	4.669%	6/6/47	1,100	1,302
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	325	333
	Biogen Inc.	3.625%	9/15/22	1,125	1,170
	Biogen Inc.	4.050%	9/15/25	1,225	1,331
	Biogen Inc.	5.200%	9/15/45	1,395	1,678
	Boston Scientific Corp.	3.375%	5/15/22	200	206
	Boston Scientific Corp.	3.450%	3/1/24	500	523
	Boston Scientific Corp.	3.850%	5/15/25	306	328
	Boston Scientific Corp.	3.750%	3/1/26	600	643
	Boston Scientific Corp.	4.000%	3/1/29	675	745
	Boston Scientific Corp.	7.000%	11/15/35	325	454
	Boston Scientific Corp.	4.550%	3/1/39	750	880
	Boston Scientific Corp.	7.375%	1/15/40	225	343
	Boston Scientific Corp.	4.700%	3/1/49	800	968
[7]	Bristol-Myers Squibb Co.	2.875%	2/19/21	525	530
[7]	Bristol-Myers Squibb Co.	2.550%	5/14/21	900	909
[7]	Bristol-Myers Squibb Co.	2.250%	8/15/21	300	302
[7]	Bristol-Myers Squibb Co.	2.600%	5/16/22	1,225	1,244
	Bristol-Myers Squibb Co.	2.000%	8/1/22	700	704
[7]	Bristol-Myers Squibb Co.	3.250%	8/15/22	750	773
[7]	Bristol-Myers Squibb Co.	3.550%	8/15/22	625	646
[7]	Bristol-Myers Squibb Co.	2.750%	2/15/23	575	584
[7]	Bristol-Myers Squibb Co.	3.250%	2/20/23	700	719
[7]	Bristol-Myers Squibb Co.	4.000%	8/15/23	450	480
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	131
[7]	Bristol-Myers Squibb Co.	3.625%	5/15/24	975	1,026
[7]	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,783
[7]	Bristol-Myers Squibb Co.	3.875%	8/15/25	2,195	2,370
[7]	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,785	1,870
[7]	Bristol-Myers Squibb Co.	3.450%	11/15/27	395	420
[7]	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,200	1,308
[7]	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,485	3,723
[7]	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,630	1,880
[7]	Bristol-Myers Squibb Co.	5.700%	10/15/40	75	100
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	392
[7]	Bristol-Myers Squibb Co.	5.250%	8/15/43	850	1,083
	Bristol-Myers Squibb Co.	4.500%	3/1/44	480	564
[7]	Bristol-Myers Squibb Co.	4.625%	5/15/44	750	902
[7]	Bristol-Myers Squibb Co.	5.000%	8/15/45	1,600	2,021
[7]	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,000	1,190
[7]	Bristol-Myers Squibb Co.	4.550%	2/20/48	750	921
[7]	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,055	3,601
	Brown-Forman Corp.	3.500%	4/15/25	350	373
	Brown-Forman Corp.	4.500%	7/15/45	395	486
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	482
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	625	656
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	650	647
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	514
	Campbell Soup Co.	3.300%	3/15/21	500	507
	Campbell Soup Co.	3.650%	3/15/23	975	1,015
	Campbell Soup Co.	3.950%	3/15/25	900	955
	Campbell Soup Co.	3.300%	3/19/25	700	720
	Campbell Soup Co.	4.150%	3/15/28	825	892
	Campbell Soup Co.	3.800%	8/2/42	200	196
	Campbell Soup Co.	4.800%	3/15/48	500	578
	Cardinal Health Inc.	4.625%	12/15/20	415	426
	Cardinal Health Inc.	2.616%	6/15/22	825	833
	Cardinal Health Inc.	3.200%	3/15/23	325	333
	Cardinal Health Inc.	3.079%	6/15/24	1,105	1,136

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	3.750%	9/15/25	225	238
	Cardinal Health Inc.	3.410%	6/15/27	885	905
	Cardinal Health Inc.	4.600%	3/15/43	400	399
	Cardinal Health Inc.	4.500%	11/15/44	250	246
	Cardinal Health Inc.	4.900%	9/15/45	375	388
	Cardinal Health Inc.	4.368%	6/15/47	500	495
	Children's Hospital Corp.	4.115%	1/1/47	200	227
	Children's Hospital Medical Center	4.268%	5/15/44	150	168
	CHRISTUS Health	4.341%	7/1/28	425	468
	Church & Dwight Co. Inc.	2.450%	8/1/22	100	101
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	364
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	354
7	Cigna Corp.	3.300%	2/25/21	675	683
7	Cigna Corp.	4.750%	11/15/21	975	1,022
7	Cigna Corp.	3.900%	2/15/22	815	841
7	Cigna Corp.	4.000%	2/15/22	290	299
7	Cigna Corp.	3.050%	11/30/22	500	509
7	Cigna Corp.	3.000%	7/15/23	1,375	1,394
	Cigna Corp.	3.750%	7/15/23	950	991
7	Cigna Corp.	3.500%	6/15/24	1,775	1,848
7	Cigna Corp.	3.250%	4/15/25	1,175	1,209
	Cigna Corp.	4.125%	11/15/25	1,150	1,244
7	Cigna Corp.	4.500%	2/25/26	1,655	1,791
7	Cigna Corp.	3.400%	3/1/27	1,350	1,397
7	Cigna Corp.	3.050%	10/15/27	1,110	1,115
	Cigna Corp.	4.375%	10/15/28	2,625	2,905
	Cigna Corp.	4.800%	8/15/38	1,520	1,749
7	Cigna Corp.	6.125%	11/15/41	334	421
7	Cigna Corp.	4.800%	7/15/46	1,250	1,438
7	Cigna Corp.	3.875%	10/15/47	775	778
	Cigna Corp.	4.900%	12/15/48	2,340	2,775
	City of Hope	5.623%	11/15/43	250	331
	City of Hope	4.378%	8/15/48	500	574
	Cleveland Clinic Foundation	4.858%	1/1/14	325	404
	Clorox Co.	3.800%	11/15/21	1,125	1,162
	Clorox Co.	3.500%	12/15/24	600	634
	Clorox Co.	3.100%	10/1/27	150	156
	Clorox Co.	3.900%	5/15/28	400	439
	Coca-Cola Co.	1.550%	9/1/21	900	899
	Coca-Cola Co.	3.300%	9/1/21	1,210	1,239
	Coca-Cola Co.	2.200%	5/25/22	400	404
	Coca-Cola Co.	3.200%	11/1/23	1,650	1,732
	Coca-Cola Co.	1.750%	9/6/24	775	772
	Coca-Cola Co.	2.875%	10/27/25	1,225	1,276
	Coca-Cola Co.	2.550%	6/1/26	325	332
	Coca-Cola Co.	2.250%	9/1/26	1,400	1,409
	Coca-Cola Co.	2.125%	9/6/29	500	486
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	367
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,268
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	800
	Colgate-Palmolive Co.	2.450%	11/15/21	340	344
	Colgate-Palmolive Co.	1.950%	2/1/23	400	402
	Colgate-Palmolive Co.	2.100%	5/1/23	275	277
	Colgate-Palmolive Co.	3.250%	3/15/24	825	872
	Colgate-Palmolive Co.	4.000%	8/15/45	450	536
	Colgate-Palmolive Co.	3.700%	8/1/47	350	403
	CommonSpirit Health	2.950%	11/1/22	200	203
	CommonSpirit Health	2.760%	10/1/24	500	503
	CommonSpirit Health	3.347%	10/1/29	725	729
4	CommonSpirit Health	4.350%	11/1/42	1,015	1,042
	CommonSpirit Health	3.817%	10/1/49	225	219
	CommonSpirit Health	4.187%	10/1/49	730	728
	Conagra Brands Inc.	3.800%	10/22/21	950	979
	Conagra Brands Inc.	3.250%	9/15/22	750	767

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conagra Brands Inc.	3.200%	1/25/23	683	704
Conagra Brands Inc.	4.300%	5/1/24	625	671
Conagra Brands Inc.	4.600%	11/1/25	650	716
Conagra Brands Inc.	7.000%	10/1/28	100	124
Conagra Brands Inc.	4.850%	11/1/28	1,025	1,170
Conagra Brands Inc.	8.250%	9/15/30	250	344
Conagra Brands Inc.	5.300%	11/1/38	825	978
Conagra Brands Inc.	5.400%	11/1/48	775	943
Constellation Brands Inc.	3.750%	5/1/21	350	357
Constellation Brands Inc.	2.700%	5/9/22	475	481
Constellation Brands Inc.	2.650%	11/7/22	1,150	1,165
Constellation Brands Inc.	3.200%	2/15/23	750	770
Constellation Brands Inc.	4.250%	5/1/23	900	953
Constellation Brands Inc.	4.750%	11/15/24	375	414
Constellation Brands Inc.	4.400%	11/15/25	400	436
Constellation Brands Inc.	4.750%	12/1/25	500	556
Constellation Brands Inc.	3.700%	12/6/26	550	584
Constellation Brands Inc.	3.500%	5/9/27	450	469
Constellation Brands Inc.	3.600%	2/15/28	700	735
Constellation Brands Inc.	4.650%	11/15/28	250	280
Constellation Brands Inc.	3.150%	8/1/29	875	884
Constellation Brands Inc.	4.500%	5/9/47	375	403
Constellation Brands Inc.	4.100%	2/15/48	275	287
Constellation Brands Inc.	5.250%	11/15/48	360	437
Covidien International Finance SA	3.200%	6/15/22	1,500	1,536
Covidien International Finance SA	2.950%	6/15/23	250	256
CVS Health Corp.	3.350%	3/9/21	1,685	1,710
CVS Health Corp.	2.125%	6/1/21	1,700	1,701
CVS Health Corp.	3.500%	7/20/22	975	1,006
CVS Health Corp.	2.750%	12/1/22	975	990
CVS Health Corp.	4.750%	12/1/22	775	825
CVS Health Corp.	3.700%	3/9/23	4,615	4,803
CVS Health Corp.	4.000%	12/5/23	100	106
CVS Health Corp.	3.375%	8/12/24	360	375
CVS Health Corp.	4.100%	3/25/25	6,335	6,790
CVS Health Corp.	3.875%	7/20/25	2,182	2,324
CVS Health Corp.	2.875%	6/1/26	1,450	1,470
CVS Health Corp.	3.000%	8/15/26	1,000	1,019
CVS Health Corp.	4.300%	3/25/28	6,890	7,509
CVS Health Corp.	3.250%	8/15/29	1,150	1,167
CVS Health Corp.	4.875%	7/20/35	525	598
CVS Health Corp.	4.780%	3/25/38	4,125	4,664
CVS Health Corp.	6.125%	9/15/39	375	481
CVS Health Corp.	5.300%	12/5/43	650	770
CVS Health Corp.	5.125%	7/20/45	3,375	3,974
CVS Health Corp.	5.050%	3/25/48	6,540	7,734
Danaher Corp.	3.350%	9/15/25	500	531
Dartmouth-Hitchcock Health	4.178%	8/1/48	300	332
Delhaize America LLC	9.000%	4/15/31	475	699
DH Europe Finance II Sarl	2.050%	11/15/22	950	949
DH Europe Finance II Sarl	2.200%	11/15/24	950	947
DH Europe Finance II Sarl	2.600%	11/15/29	650	647
DH Europe Finance II Sarl	3.250%	11/15/39	725	731
DH Europe Finance II Sarl	3.400%	11/15/49	1,000	1,022
Diageo Capital plc	2.625%	4/29/23	2,000	2,033
Diageo Capital plc	2.125%	10/24/24	600	599
Diageo Capital plc	2.375%	10/24/29	450	443
Diageo Capital plc	5.875%	9/30/36	250	340
Diageo Capital plc	3.875%	4/29/43	25	28
Diageo Investment Corp.	2.875%	5/11/22	1,400	1,426
Diageo Investment Corp.	7.450%	4/15/35	325	486
Diageo Investment Corp.	4.250%	5/11/42	650	749
Dignity Health	3.125%	11/1/22	150	153
Dignity Health	3.812%	11/1/24	100	105

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dignity Health	4.500%	11/1/42	550	572
Dignity Health	5.267%	11/1/64	225	257
Duke University Health System Inc.	3.920%	6/1/47	450	501
Edwards Lifesciences Corp.	4.300%	6/15/28	475	526
Eli Lilly & Co.	2.350%	5/15/22	200	203
Eli Lilly & Co.	2.750%	6/1/25	380	392
Eli Lilly & Co.	3.375%	3/15/29	825	888
Eli Lilly & Co.	3.950%	3/15/49	1,560	1,796
Eli Lilly & Co.	4.150%	3/15/59	1,502	1,762
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	399
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	423
Estee Lauder Cos. Inc.	2.375%	12/1/29	75	75
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	206
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	445
Estee Lauder Cos. Inc.	4.150%	3/15/47	675	785
Estee Lauder Cos. Inc.	3.125%	12/1/49	525	523
Flowers Foods Inc.	4.375%	4/1/22	175	182
Flowers Foods Inc.	3.500%	10/1/26	350	359
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	614
General Mills Inc.	3.150%	12/15/21	775	791
General Mills Inc.	2.600%	10/12/22	450	456
General Mills Inc.	3.700%	10/17/23	2,250	2,370
General Mills Inc.	3.650%	2/15/24	325	341
General Mills Inc.	3.200%	2/10/27	375	393
General Mills Inc.	4.200%	4/17/28	1,100	1,223
General Mills Inc.	4.550%	4/17/38	400	464
General Mills Inc.	5.400%	6/15/40	420	516
General Mills Inc.	4.150%	2/15/43	375	403
General Mills Inc.	4.700%	4/17/48	475	566
Gilead Sciences Inc.	4.500%	4/1/21	775	794
Gilead Sciences Inc.	4.400%	12/1/21	2,902	3,026
Gilead Sciences Inc.	3.250%	9/1/22	625	646
Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,040
Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,460
Gilead Sciences Inc.	3.500%	2/1/25	1,345	1,427
Gilead Sciences Inc.	3.650%	3/1/26	3,215	3,456
Gilead Sciences Inc.	2.950%	3/1/27	175	181
Gilead Sciences Inc.	4.600%	9/1/35	700	837
Gilead Sciences Inc.	4.000%	9/1/36	200	222
Gilead Sciences Inc.	5.650%	12/1/41	800	1,050
Gilead Sciences Inc.	4.800%	4/1/44	1,450	1,734
Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,616
Gilead Sciences Inc.	4.750%	3/1/46	2,125	2,538
Gilead Sciences Inc.	4.150%	3/1/47	1,425	1,576
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	77
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	1,050	1,093
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,350	1,444
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,375	1,514
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	229
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	3,210
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	500	580
GlaxoSmithKline Capital plc	3.125%	5/14/21	1,700	1,727
GlaxoSmithKline Capital plc	2.850%	5/8/22	450	460
GlaxoSmithKline Capital plc	2.875%	6/1/22	2,000	2,043
GlaxoSmithKline Capital plc	3.000%	6/1/24	775	803
GlaxoSmithKline Capital plc	3.375%	6/1/29	775	829
Hackensack Meridian Health	4.500%	7/1/57	225	265
Hackensack Meridian Health	4.211%	7/1/48	500	561
Hasbro Inc.	3.150%	5/15/21	200	202
Hasbro Inc.	3.900%	11/19/29	725	729
Hasbro Inc.	6.350%	3/15/40	400	467
Hasbro Inc.	5.100%	5/15/44	350	348
HCA Inc.	4.750%	5/1/23	1,075	1,150
HCA Inc.	5.000%	3/15/24	1,625	1,773

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HCA Inc.	5.250%	4/15/25	1,350	1,509
HCA Inc.	5.250%	6/15/26	1,150	1,288
HCA Inc.	4.500%	2/15/27	125	135
HCA Inc.	4.125%	6/15/29	1,645	1,744
HCA Inc.	5.125%	6/15/39	925	1,024
HCA Inc.	5.500%	6/15/47	1,350	1,559
HCA Inc.	5.250%	6/15/49	1,600	1,800
Hershey Co.	4.125%	12/1/20	215	219
Hershey Co.	3.100%	5/15/21	400	406
Hershey Co.	2.625%	5/1/23	250	254
Hershey Co.	3.375%	5/15/23	825	865
Hershey Co.	2.050%	11/15/24	246	246
Hershey Co.	3.200%	8/21/25	245	257
Hershey Co.	2.300%	8/15/26	425	429
Hershey Co.	2.450%	11/15/29	504	504
Hershey Co.	3.125%	11/15/49	575	567
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	561
Ingredion Inc.	3.200%	10/1/26	400	406
JM Smucker Co.	3.500%	10/15/21	735	754
JM Smucker Co.	3.000%	3/15/22	250	255
JM Smucker Co.	3.500%	3/15/25	700	734
JM Smucker Co.	3.375%	12/15/27	500	521
JM Smucker Co.	4.250%	3/15/35	400	434
JM Smucker Co.	4.375%	3/15/45	535	581
Johns Hopkins Health System Corp.	3.837%	5/15/46	350	382
Johnson & Johnson	1.950%	11/10/20	400	400
Johnson & Johnson	1.650%	3/1/21	750	748
Johnson & Johnson	2.450%	12/5/21	200	203
Johnson & Johnson	2.250%	3/3/22	1,425	1,440
Johnson & Johnson	2.050%	3/1/23	600	603
Johnson & Johnson	6.730%	11/15/23	245	287
Johnson & Johnson	3.375%	12/5/23	650	689
Johnson & Johnson	2.625%	1/15/25	600	618
Johnson & Johnson	2.450%	3/1/26	1,600	1,625
Johnson & Johnson	2.900%	1/15/28	800	834
Johnson & Johnson	6.950%	9/1/29	250	350
Johnson & Johnson	4.950%	5/15/33	550	687
Johnson & Johnson	4.375%	12/5/33	900	1,070
Johnson & Johnson	3.550%	3/1/36	425	465
Johnson & Johnson	3.625%	3/3/37	1,250	1,379
Johnson & Johnson	5.950%	8/15/37	645	917
Johnson & Johnson	3.400%	1/15/38	800	856
Johnson & Johnson	5.850%	7/15/38	325	460
Johnson & Johnson	4.500%	9/1/40	419	509
Johnson & Johnson	4.850%	5/15/41	225	287
Johnson & Johnson	4.500%	12/5/43	550	676
Johnson & Johnson	3.700%	3/1/46	1,650	1,862
Johnson & Johnson	3.750%	3/3/47	975	1,109
Johnson & Johnson	3.500%	1/15/48	750	810
Kaiser Foundation Hospitals	3.500%	4/1/22	175	181
Kaiser Foundation Hospitals	3.150%	5/1/27	475	495
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,134
Kaiser Foundation Hospitals	4.150%	5/1/47	675	770
Kaiser Foundation Hospitals	3.266%	11/1/49	800	803
Kellogg Co.	4.000%	12/15/20	93	95
Kellogg Co.	2.650%	12/1/23	209	213
Kellogg Co.	3.250%	4/1/26	950	986
Kellogg Co.	3.400%	11/15/27	950	993
Kellogg Co.	4.300%	5/15/28	375	418
Kellogg Co.	7.450%	4/1/31	200	280
Kellogg Co.	4.500%	4/1/46	610	679
Keurig Dr Pepper Inc.	3.551%	5/25/21	850	867
Keurig Dr Pepper Inc.	4.057%	5/25/23	1,600	1,687
Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,386

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	4.417%	5/25/25	775	846
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	259
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	323
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	392
	Keurig Dr Pepper Inc.	4.597%	5/25/28	1,300	1,460
	Keurig Dr Pepper Inc.	7.450%	5/1/38	41	56
	Keurig Dr Pepper Inc.	4.985%	5/25/38	425	501
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,091
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	351
	Kimberly-Clark Corp.	3.875%	3/1/21	560	572
	Kimberly-Clark Corp.	2.400%	3/1/22	250	253
	Kimberly-Clark Corp.	2.400%	6/1/23	150	153
	Kimberly-Clark Corp.	3.050%	8/15/25	100	105
	Kimberly-Clark Corp.	2.750%	2/15/26	350	359
	Kimberly-Clark Corp.	3.950%	11/1/28	100	111
	Kimberly-Clark Corp.	3.200%	4/25/29	575	612
	Kimberly-Clark Corp.	5.300%	3/1/41	700	920
	Kimberly-Clark Corp.	3.700%	6/1/43	175	181
	Kimberly-Clark Corp.	3.200%	7/30/46	950	958
	Kimberly-Clark Corp.	3.900%	5/4/47	100	112
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	187
	Koninklijke Philips NV	6.875%	3/11/38	300	420
	Koninklijke Philips NV	5.000%	3/15/42	785	939
	Kraft Foods Group Inc.	6.875%	1/26/39	775	969
	Kraft Foods Group Inc.	6.500%	2/9/40	600	727
	Kraft Foods Group Inc.	5.000%	6/4/42	1,055	1,129
	Kraft Heinz Foods Co.	3.375%	6/15/21	200	203
	Kraft Heinz Foods Co.	3.500%	7/15/22	576	593
	Kraft Heinz Foods Co.	4.000%	6/15/23	1,022	1,074
	Kraft Heinz Foods Co.	3.950%	7/15/25	1,625	1,718
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,625	1,624
	Kraft Heinz Foods Co.	4.625%	1/30/29	1,025	1,121
[7]	Kraft Heinz Foods Co.	3.750%	4/1/30	800	822
	Kraft Heinz Foods Co.	5.000%	7/15/35	825	916
[7]	Kraft Heinz Foods Co.	4.625%	10/1/39	405	420
	Kraft Heinz Foods Co.	5.200%	7/15/45	1,850	1,998
	Kraft Heinz Foods Co.	4.375%	6/1/46	2,600	2,560
[7]	Kraft Heinz Foods Co.	4.875%	10/1/49	1,200	1,250
	Kroger Co.	3.300%	1/15/21	700	707
	Kroger Co.	2.600%	2/1/21	200	201
	Kroger Co.	2.950%	11/1/21	1,935	1,964
	Kroger Co.	3.850%	8/1/23	325	343
	Kroger Co.	4.000%	2/1/24	400	425
	Kroger Co.	2.650%	10/15/26	750	751
	Kroger Co.	3.700%	8/1/27	100	107
	Kroger Co.	7.700%	6/1/29	200	267
	Kroger Co.	8.000%	9/15/29	750	1,027
	Kroger Co.	6.900%	4/15/38	300	401
	Kroger Co.	5.400%	7/15/40	250	289
	Kroger Co.	5.000%	4/15/42	350	389
	Kroger Co.	5.150%	8/1/43	350	393
	Kroger Co.	3.875%	10/15/46	325	316
	Kroger Co.	4.450%	2/1/47	850	900
	Kroger Co.	4.650%	1/15/48	775	844
	Laboratory Corp. of America Holdings	3.200%	2/1/22	375	383
	Laboratory Corp. of America Holdings	3.750%	8/23/22	225	233
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	519
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	423
	Laboratory Corp. of America Holdings	3.600%	2/1/25	825	868
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	474
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	526
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	897
[4]	Mayo Clinic	3.774%	11/15/43	625	672
[4]	Mayo Clinic	4.000%	11/15/47	150	167

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mayo Clinic	4.128%	11/15/52	125	140
	McCormick & Co. Inc.	3.900%	7/15/21	100	102
	McCormick & Co. Inc.	3.150%	8/15/24	600	622
	McCormick & Co. Inc.	3.400%	8/15/27	600	625
	McCormick & Co. Inc.	4.200%	8/15/47	75	82
	McKesson Corp.	2.700%	12/15/22	2,370	2,397
	McKesson Corp.	3.796%	3/15/24	100	105
	McKesson Corp.	3.950%	2/16/28	475	502
	Mead Johnson Nutrition Co.	3.000%	11/15/20	500	504
	Mead Johnson Nutrition Co.	4.125%	11/15/25	475	520
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	523
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	900
	Medtronic Inc.	3.150%	3/15/22	1,159	1,192
	Medtronic Inc.	3.500%	3/15/25	1,340	1,435
	Medtronic Inc.	4.375%	3/15/35	2,508	2,960
	Medtronic Inc.	4.625%	3/15/45	1,554	1,946
	Memorial Health Services	3.447%	11/1/49	500	491
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	126
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	519
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	174
	Merck & Co. Inc.	3.875%	1/15/21	625	636
	Merck & Co. Inc.	2.350%	2/10/22	1,100	1,114
	Merck & Co. Inc.	2.400%	9/15/22	925	938
	Merck & Co. Inc.	2.800%	5/18/23	2,000	2,061
	Merck & Co. Inc.	2.900%	3/7/24	800	832
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,324
	Merck & Co. Inc.	3.400%	3/7/29	1,625	1,755
	Merck & Co. Inc.	6.500%	12/1/33	525	739
	Merck & Co. Inc.	3.900%	3/7/39	600	685
	Merck & Co. Inc.	3.600%	9/15/42	375	404
	Merck & Co. Inc.	4.150%	5/18/43	980	1,158
	Merck & Co. Inc.	3.700%	2/10/45	1,995	2,205
	Merck & Co. Inc.	4.000%	3/7/49	1,600	1,862
	Mercy Health	4.302%	7/1/28	175	193
	Molson Coors Beverage Co.	2.100%	7/15/21	775	775
	Molson Coors Beverage Co.	3.500%	5/1/22	75	77
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,667
	Molson Coors Beverage Co.	5.000%	5/1/42	900	980
	Molson Coors Beverage Co.	4.200%	7/15/46	1,535	1,528
[7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	350	350
	Mondelez International Inc.	3.625%	2/13/26	350	375
	Mondelez International Inc.	4.625%	5/7/48	250	290
[4]	Montefiore Obligated Group	5.246%	11/1/48	600	673
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	206
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	446
	Mylan Inc.	4.200%	11/29/23	705	744
	Mylan Inc.	4.550%	4/15/28	625	672
	Mylan Inc.	5.400%	11/29/43	550	597
	Mylan Inc.	5.200%	4/15/48	575	636
	Mylan NV	3.150%	6/15/21	975	985
	Mylan NV	3.950%	6/15/26	1,100	1,141
	Mylan NV	5.250%	6/15/46	800	892
	New York & Presbyterian Hospital	4.024%	8/1/45	480	534
	New York & Presbyterian Hospital	4.063%	8/1/56	425	459
	New York & Presbyterian Hospital	3.954%	8/1/19	400	400
	Northwell Healthcare Inc.	3.979%	11/1/46	525	535
	Northwell Healthcare Inc.	4.260%	11/1/47	850	909
	Northwell Healthcare Inc.	3.809%	11/1/49	375	377
	Novartis Capital Corp.	2.400%	5/17/22	1,500	1,520
	Novartis Capital Corp.	3.400%	5/6/24	2,735	2,894
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,467
	Novartis Capital Corp.	3.100%	5/17/27	800	841
	Novartis Capital Corp.	3.700%	9/21/42	525	577
	Novartis Capital Corp.	4.400%	5/6/44	1,450	1,760

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	4.000%	11/20/45	975	1,130
	NYU Hospitals Center	4.784%	7/1/44	325	389
[4]	NYU Hospitals Center	4.368%	7/1/47	425	474
	Orlando Health Obligated Group	4.089%	10/1/48	225	246
	Partners Healthcare System Inc.	3.765%	7/1/48	150	157
	Partners Healthcare System Inc.	4.117%	7/1/55	275	305
	PeaceHealth Obligated Group	4.787%	11/15/48	300	367
	PepsiCo Inc.	2.000%	4/15/21	100	100
	PepsiCo Inc.	3.000%	8/25/21	1,070	1,090
	PepsiCo Inc.	1.700%	10/6/21	300	300
	PepsiCo Inc.	2.750%	3/5/22	1,650	1,683
	PepsiCo Inc.	2.250%	5/2/22	275	278
	PepsiCo Inc.	2.750%	3/1/23	1,000	1,027
	PepsiCo Inc.	3.600%	3/1/24	1,675	1,781
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,784
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,528
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,292
	PepsiCo Inc.	2.625%	7/29/29	1,425	1,451
	PepsiCo Inc.	4.000%	3/5/42	541	616
	PepsiCo Inc.	3.600%	8/13/42	725	775
	PepsiCo Inc.	4.250%	10/22/44	875	1,029
	PepsiCo Inc.	4.600%	7/17/45	435	537
	PepsiCo Inc.	4.450%	4/14/46	1,200	1,475
	PepsiCo Inc.	3.450%	10/6/46	1,175	1,240
	PepsiCo Inc.	4.000%	5/2/47	450	520
	PepsiCo Inc.	3.375%	7/29/49	850	890
	PepsiCo Inc.	2.875%	10/15/49	775	742
	PerkinElmer Inc.	3.300%	9/15/29	650	661
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	821
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	617
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	386
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	278	256
	Pfizer Inc.	1.950%	6/3/21	900	902
	Pfizer Inc.	3.000%	9/15/21	600	611
	Pfizer Inc.	2.200%	12/15/21	825	831
	Pfizer Inc.	2.800%	3/11/22	750	764
	Pfizer Inc.	3.000%	6/15/23	1,136	1,179
	Pfizer Inc.	3.200%	9/15/23	475	495
	Pfizer Inc.	2.950%	3/15/24	500	519
	Pfizer Inc.	3.400%	5/15/24	200	211
	Pfizer Inc.	2.750%	6/3/26	800	825
	Pfizer Inc.	3.000%	12/15/26	1,595	1,672
	Pfizer Inc.	3.600%	9/15/28	600	655
	Pfizer Inc.	3.450%	3/15/29	1,425	1,532
	Pfizer Inc.	4.000%	12/15/36	1,050	1,196
	Pfizer Inc.	4.100%	9/15/38	600	685
	Pfizer Inc.	3.900%	3/15/39	1,250	1,407
	Pfizer Inc.	7.200%	3/15/39	1,015	1,590
	Pfizer Inc.	4.300%	6/15/43	780	917
	Pfizer Inc.	4.400%	5/15/44	925	1,104
	Pfizer Inc.	4.125%	12/15/46	1,175	1,355
	Pfizer Inc.	4.200%	9/15/48	875	1,025
	Pfizer Inc.	4.000%	3/15/49	1,000	1,156
	Pharmacia LLC	6.600%	12/1/28	500	657
	Philip Morris International Inc.	1.875%	2/25/21	475	474
	Philip Morris International Inc.	4.125%	5/17/21	195	201
	Philip Morris International Inc.	2.375%	8/17/22	550	555
	Philip Morris International Inc.	2.500%	11/2/22	1,600	1,624
	Philip Morris International Inc.	2.625%	3/6/23	550	559
	Philip Morris International Inc.	2.125%	5/10/23	450	450
	Philip Morris International Inc.	3.600%	11/15/23	940	988
	Philip Morris International Inc.	2.875%	5/1/24	1,000	1,028
	Philip Morris International Inc.	3.250%	11/10/24	875	916
	Philip Morris International Inc.	3.375%	8/11/25	675	709

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	2.750%	2/25/26	1,005	1,016
	Philip Morris International Inc.	3.125%	8/17/27	425	439
	Philip Morris International Inc.	3.125%	3/2/28	400	410
	Philip Morris International Inc.	3.375%	8/15/29	425	445
	Philip Morris International Inc.	6.375%	5/16/38	575	799
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,301
	Philip Morris International Inc.	4.500%	3/20/42	550	617
	Philip Morris International Inc.	3.875%	8/21/42	75	78
	Philip Morris International Inc.	4.125%	3/4/43	850	916
	Philip Morris International Inc.	4.875%	11/15/43	775	912
	Philip Morris International Inc.	4.250%	11/10/44	960	1,058
[4]	Procter & Gamble - Esop	9.360%	1/1/21	201	211
	Procter & Gamble Co.	1.900%	10/23/20	675	675
	Procter & Gamble Co.	1.850%	2/2/21	400	400
	Procter & Gamble Co.	1.700%	11/3/21	1,000	1,003
	Procter & Gamble Co.	3.100%	8/15/23	1,025	1,071
	Procter & Gamble Co.	2.700%	2/2/26	300	312
	Procter & Gamble Co.	2.450%	11/3/26	800	823
	Procter & Gamble Co.	3.500%	10/25/47	600	674
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	125	126
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	489
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	339
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	428
	Quest Diagnostics Inc.	4.250%	4/1/24	300	322
	Quest Diagnostics Inc.	3.500%	3/30/25	250	263
	Quest Diagnostics Inc.	3.450%	6/1/26	425	446
	Quest Diagnostics Inc.	4.200%	6/30/29	350	386
	Quest Diagnostics Inc.	2.950%	6/30/30	700	701
	Quest Diagnostics Inc.	5.750%	1/30/40	61	67
	Quest Diagnostics Inc.	4.700%	3/30/45	200	222
	Reynolds American Inc.	4.000%	6/12/22	600	624
	Reynolds American Inc.	4.850%	9/15/23	250	271
	Reynolds American Inc.	4.450%	6/12/25	2,231	2,399
	Reynolds American Inc.	5.700%	8/15/35	575	663
	Reynolds American Inc.	7.250%	6/15/37	325	417
	Reynolds American Inc.	8.125%	5/1/40	400	519
	Reynolds American Inc.	7.000%	8/4/41	150	186
	Reynolds American Inc.	6.150%	9/15/43	400	466
	Reynolds American Inc.	5.850%	8/15/45	1,785	2,044
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	370
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	99
	Sanofi	4.000%	3/29/21	1,360	1,395
	Sanofi	3.375%	6/19/23	1,050	1,100
	Sanofi	3.625%	6/19/28	1,000	1,109
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	2,650	2,663
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,392
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,435	2,507
	Spectrum Health System Obligated Group	3.487%	7/15/49	275	275
	SSM Health Care Corp.	3.688%	6/1/23	725	754
	SSM Health Care Corp.	3.823%	6/1/27	375	396
	Stanford Health Care	3.795%	11/15/48	450	484
	Stryker Corp.	2.625%	3/15/21	625	629
	Stryker Corp.	3.375%	5/15/24	475	498
	Stryker Corp.	3.375%	11/1/25	500	526
	Stryker Corp.	3.500%	3/15/26	890	945
	Stryker Corp.	3.650%	3/7/28	450	483
	Stryker Corp.	4.100%	4/1/43	325	350
	Stryker Corp.	4.375%	5/15/44	275	311
	Stryker Corp.	4.625%	3/15/46	155	186
	Sutter Health	3.695%	8/15/28	300	321
	Sutter Health	4.091%	8/15/48	375	417
	Sysco Corp.	2.500%	7/15/21	300	302
	Sysco Corp.	2.600%	6/12/22	346	351
	Sysco Corp.	3.750%	10/1/25	425	456

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sysco Corp.	3.300%	7/15/26	975	1,027
	Sysco Corp.	3.250%	7/15/27	925	967
	Sysco Corp.	4.850%	10/1/45	125	150
	Sysco Corp.	4.500%	4/1/46	550	630
	Sysco Corp.	4.450%	3/15/48	425	485
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	850	878
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	850	911
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,460	1,699
[4]	Texas Health Resources	4.330%	11/15/55	100	117
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	488
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	300	320
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	822
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	679
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	1,165	1,151
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	443
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	448
	Toledo Hospital	5.325%	11/15/28	275	295
	Trinity Health Corp.	4.125%	12/1/45	450	494
	Tyson Foods Inc.	2.250%	8/23/21	50	50
	Tyson Foods Inc.	4.500%	6/15/22	725	763
	Tyson Foods Inc.	3.900%	9/28/23	475	504
	Tyson Foods Inc.	3.950%	8/15/24	4,525	4,836
	Tyson Foods Inc.	3.550%	6/2/27	1,025	1,087
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,295
	Tyson Foods Inc.	4.875%	8/15/34	425	497
	Tyson Foods Inc.	5.150%	8/15/44	550	665
	Tyson Foods Inc.	4.550%	6/2/47	450	510
	Tyson Foods Inc.	5.100%	9/28/48	1,200	1,510
	Unilever Capital Corp.	4.250%	2/10/21	805	826
	Unilever Capital Corp.	2.750%	3/22/21	500	505
	Unilever Capital Corp.	1.375%	7/28/21	400	397
	Unilever Capital Corp.	3.000%	3/7/22	450	461
	Unilever Capital Corp.	3.250%	3/7/24	2,600	2,722
	Unilever Capital Corp.	2.600%	5/5/24	1,150	1,175
	Unilever Capital Corp.	3.100%	7/30/25	550	575
	Unilever Capital Corp.	2.000%	7/28/26	550	545
	Unilever Capital Corp.	3.500%	3/22/28	1,050	1,135
	Unilever Capital Corp.	2.125%	9/6/29	600	581
	Unilever Capital Corp.	5.900%	11/15/32	800	1,084
	Whirlpool Corp.	4.850%	6/15/21	200	208
	Whirlpool Corp.	4.700%	6/1/22	775	820
	Whirlpool Corp.	4.000%	3/1/24	275	291
	Whirlpool Corp.	3.700%	5/1/25	400	420
	Whirlpool Corp.	4.750%	2/26/29	600	667
	Whirlpool Corp.	4.500%	6/1/46	488	504
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	200	239
	Wyeth LLC	7.250%	3/1/23	350	404
	Wyeth LLC	6.450%	2/1/24	780	909
	Wyeth LLC	6.500%	2/1/34	500	698
	Wyeth LLC	6.000%	2/15/36	410	545
	Wyeth LLC	5.950%	4/1/37	1,605	2,186
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	696
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	785
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	664
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	234
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,375	1,445
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	237
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	730	765
	Zoetis Inc.	3.450%	11/13/20	325	328
	Zoetis Inc.	3.250%	8/20/21	250	254
	Zoetis Inc.	3.250%	2/1/23	1,475	1,521
	Zoetis Inc.	4.500%	11/13/25	350	387
	Zoetis Inc.	3.000%	9/12/27	700	716
	Zoetis Inc.	3.900%	8/20/28	400	433

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Zoetis Inc.	4.700%	2/1/43	900	1,068
Zoetis Inc.	3.950%	9/12/47	400	434
Zoetis Inc.	4.450%	8/20/48	325	379
Energy (1.0%)
Apache Corp.	3.625%	2/1/21	60	61
Apache Corp.	3.250%	4/15/22	348	353
Apache Corp.	4.375%	10/15/28	850	886
Apache Corp.	7.750%	12/15/29	75	95
Apache Corp.	5.100%	9/1/40	1,115	1,132
Apache Corp.	5.250%	2/1/42	475	493
Apache Corp.	4.750%	4/15/43	1,125	1,076
Apache Corp.	4.250%	1/15/44	1,000	922
Baker Hughes a GE Co. LLC	5.125%	9/15/40	820	966
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	1,340	1,366
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	550	573
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	450	461
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	1,370	1,403
Boardwalk Pipelines LP	3.375%	2/1/23	310	316
Boardwalk Pipelines LP	4.950%	12/15/24	525	567
Boardwalk Pipelines LP	5.950%	6/1/26	700	783
Boardwalk Pipelines LP	4.450%	7/15/27	300	308
Boardwalk Pipelines LP	4.800%	5/3/29	700	745
BP Capital Markets America Inc.	4.742%	3/11/21	1,010	1,044
BP Capital Markets America Inc.	2.112%	9/16/21	1,000	1,004
BP Capital Markets America Inc.	3.245%	5/6/22	1,076	1,111
BP Capital Markets America Inc.	2.520%	9/19/22	450	457
BP Capital Markets America Inc.	2.750%	5/10/23	1,825	1,865
BP Capital Markets America Inc.	3.216%	11/28/23	1,850	1,922
BP Capital Markets America Inc.	3.796%	9/21/25	575	622
BP Capital Markets America Inc.	3.410%	2/11/26	800	849
BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,918
BP Capital Markets America Inc.	3.937%	9/21/28	800	883
BP Capital Markets America Inc.	4.234%	11/6/28	800	902
BP Capital Markets plc	3.561%	11/1/21	1,775	1,829
BP Capital Markets plc	3.062%	3/17/22	450	461
BP Capital Markets plc	2.500%	11/6/22	889	905
BP Capital Markets plc	3.994%	9/26/23	350	373
BP Capital Markets plc	3.535%	11/4/24	1,335	1,421
BP Capital Markets plc	3.506%	3/17/25	750	798
BP Capital Markets plc	3.279%	9/19/27	1,750	1,840
BP Capital Markets plc	3.723%	11/28/28	610	663
Burlington Resources Finance Co.	7.400%	12/1/31	600	854
Canadian Natural Resources Ltd.	3.450%	11/15/21	2,175	2,222
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	815
Canadian Natural Resources Ltd.	3.800%	4/15/24	400	418
Canadian Natural Resources Ltd.	3.850%	6/1/27	1,100	1,171
Canadian Natural Resources Ltd.	7.200%	1/15/32	475	643
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	511
Canadian Natural Resources Ltd.	5.850%	2/1/35	475	584
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	652
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	971
Canadian Natural Resources Ltd.	6.750%	2/1/39	325	438
Canadian Natural Resources Ltd.	4.950%	6/1/47	300	364
Cenovus Energy Inc.	4.250%	4/15/27	2,000	2,109
Cenovus Energy Inc.	5.250%	6/15/37	500	550
Cenovus Energy Inc.	6.750%	11/15/39	1,100	1,399
Cenovus Energy Inc.	5.400%	6/15/47	1,025	1,197
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,383
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	750	844

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,575	1,744
[7]	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,250	1,278
	Chevron Corp.	2.100%	5/16/21	1,200	1,205
	Chevron Corp.	2.498%	3/3/22	400	407
	Chevron Corp.	2.355%	12/5/22	5,995	6,074
	Chevron Corp.	3.191%	6/24/23	1,175	1,222
	Chevron Corp.	2.895%	3/3/24	100	103
	Chevron Corp.	3.326%	11/17/25	200	213
	Chevron Corp.	2.954%	5/16/26	1,175	1,227
	Cimarex Energy Co.	4.375%	6/1/24	500	527
	Cimarex Energy Co.	3.900%	5/15/27	600	620
	Cimarex Energy Co.	4.375%	3/15/29	400	422
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,141
	Columbia Pipeline Group Inc.	5.800%	6/1/45	350	444
	Concho Resources Inc.	3.750%	10/1/27	1,750	1,835
	Concho Resources Inc.	4.875%	10/1/47	875	1,019
	Concho Resources Inc.	4.850%	8/15/48	500	579
	ConocoPhillips	5.900%	10/15/32	400	523
	ConocoPhillips	5.900%	5/15/38	1,555	2,111
	ConocoPhillips	6.500%	2/1/39	2,150	3,115
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	536
	ConocoPhillips Co.	4.950%	3/15/26	2,693	3,091
	ConocoPhillips Co.	4.300%	11/15/44	695	813
	ConocoPhillips Holding Co.	6.950%	4/15/29	875	1,187
	Continental Resources Inc.	4.500%	4/15/23	450	471
	Continental Resources Inc.	3.800%	6/1/24	765	791
	Continental Resources Inc.	4.375%	1/15/28	900	956
	Continental Resources Inc.	4.900%	6/1/44	670	714
	Devon Energy Corp.	5.850%	12/15/25	400	473
	Devon Energy Corp.	7.950%	4/15/32	245	347
	Devon Energy Corp.	5.600%	7/15/41	1,260	1,530
	Devon Energy Corp.	4.750%	5/15/42	750	839
	Devon Financing Co. LLC	7.875%	9/30/31	1,000	1,375
	Diamondback Energy Inc.	2.875%	12/1/24	800	807
	Diamondback Energy Inc.	3.250%	12/1/26	700	708
	Diamondback Energy Inc.	3.500%	12/1/29	1,500	1,523
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	259
	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	400	402
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	262
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	500	496
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	325	360
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	434
	Enable Midstream Partners LP	3.900%	5/15/24	625	636
	Enable Midstream Partners LP	4.400%	3/15/27	800	786
	Enable Midstream Partners LP	4.950%	5/15/28	300	303
	Enable Midstream Partners LP	4.150%	9/15/29	400	378
	Enable Midstream Partners LP	5.000%	5/15/44	450	404
	Enbridge Energy Partners LP	4.200%	9/15/21	325	335
	Enbridge Energy Partners LP	5.875%	10/15/25	400	466
	Enbridge Energy Partners LP	7.500%	4/15/38	300	428
	Enbridge Energy Partners LP	5.500%	9/15/40	75	89
	Enbridge Energy Partners LP	7.375%	10/15/45	800	1,189
	Enbridge Inc.	2.900%	7/15/22	450	458
	Enbridge Inc.	2.500%	1/15/25	400	403
	Enbridge Inc.	3.700%	7/15/27	800	841
	Enbridge Inc.	3.125%	11/15/29	1,000	1,009
	Enbridge Inc.	4.500%	6/10/44	625	686
	Enbridge Inc.	4.000%	11/15/49	650	677
	Encana Corp.	7.375%	11/1/31	500	611
	Encana Corp.	6.500%	8/15/34	1,250	1,467
	Encana Corp.	6.625%	8/15/37	350	414
	Encana Corp.	6.500%	2/1/38	475	558
	Energy Transfer Operating LP	4.650%	6/1/21	620	636
	Energy Transfer Operating LP	5.200%	2/1/22	800	838

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	4.250%	3/15/23	1,600	1,671
	Energy Transfer Operating LP	4.200%	9/15/23	100	105
	Energy Transfer Operating LP	4.050%	3/15/25	2,000	2,097
	Energy Transfer Operating LP	4.750%	1/15/26	300	323
	Energy Transfer Operating LP	4.200%	4/15/27	300	314
	Energy Transfer Operating LP	5.500%	6/1/27	1,120	1,258
	Energy Transfer Operating LP	5.250%	4/15/29	1,200	1,345
	Energy Transfer Operating LP	6.250%	4/15/49	1,400	1,685
	Energy Transfer Partners LP	3.600%	2/1/23	825	845
	Energy Transfer Partners LP	4.950%	6/15/28	1,030	1,126
	Energy Transfer Partners LP	4.900%	3/15/35	250	261
	Energy Transfer Partners LP	6.625%	10/15/36	350	416
	Energy Transfer Partners LP	5.800%	6/15/38	1,580	1,783
	Energy Transfer Partners LP	7.500%	7/1/38	500	637
	Energy Transfer Partners LP	6.050%	6/1/41	575	645
	Energy Transfer Partners LP	6.500%	2/1/42	300	356
	Energy Transfer Partners LP	5.150%	2/1/43	425	437
	Energy Transfer Partners LP	5.150%	3/15/45	150	158
	Energy Transfer Partners LP	6.125%	12/15/45	1,350	1,561
	Energy Transfer Partners LP	5.300%	4/15/47	1,300	1,388
	Energy Transfer Partners LP	6.000%	6/15/48	850	986
	Enterprise Products Operating LLC	2.800%	2/15/21	400	404
	Enterprise Products Operating LLC	3.500%	2/1/22	300	309
	Enterprise Products Operating LLC	4.050%	2/15/22	175	182
	Enterprise Products Operating LLC	3.350%	3/15/23	1,650	1,705
	Enterprise Products Operating LLC	3.900%	2/15/24	750	797
	Enterprise Products Operating LLC	3.750%	2/15/25	650	692
	Enterprise Products Operating LLC	3.700%	2/15/26	600	639
	Enterprise Products Operating LLC	3.950%	2/15/27	200	216
	Enterprise Products Operating LLC	4.150%	10/16/28	750	827
	Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,361
	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,874
	Enterprise Products Operating LLC	7.550%	4/15/38	300	431
	Enterprise Products Operating LLC	5.950%	2/1/41	470	605
	Enterprise Products Operating LLC	4.850%	8/15/42	850	979
	Enterprise Products Operating LLC	4.450%	2/15/43	600	656
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	2,060
	Enterprise Products Operating LLC	5.100%	2/15/45	979	1,172
	Enterprise Products Operating LLC	4.900%	5/15/46	1,750	2,050
	Enterprise Products Operating LLC	4.250%	2/15/48	950	1,024
	Enterprise Products Operating LLC	4.800%	2/1/49	600	704
	Enterprise Products Operating LLC	4.200%	1/31/50	1,400	1,502
	Enterprise Products Operating LLC	4.950%	10/15/54	200	231
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	400	399
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,210
	EOG Resources Inc.	4.100%	2/1/21	350	358
	EOG Resources Inc.	2.625%	3/15/23	2,900	2,951
	EOG Resources Inc.	4.150%	1/15/26	600	660
	EQM Midstream Partners LP	4.750%	7/15/23	1,225	1,228
	EQM Midstream Partners LP	4.000%	8/1/24	400	389
	EQM Midstream Partners LP	4.125%	12/1/26	500	469
	EQM Midstream Partners LP	5.500%	7/15/28	700	686
	EQM Midstream Partners LP	6.500%	7/15/48	465	437
	EQT Corp.	4.875%	11/15/21	600	616
	EQT Corp.	3.000%	10/1/22	600	587
	EQT Corp.	3.900%	10/1/27	875	813
	Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,508
	Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,266
	Exxon Mobil Corp.	1.902%	8/16/22	250	252
	Exxon Mobil Corp.	2.726%	3/1/23	2,930	2,999
	Exxon Mobil Corp.	2.019%	8/16/24	250	251
	Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,137
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,416
	Exxon Mobil Corp.	2.275%	8/16/26	400	401

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Exxon Mobil Corp.	2.440%	8/16/29	1,000	1,005
Exxon Mobil Corp.	2.995%	8/16/39	500	501
Exxon Mobil Corp.	3.567%	3/6/45	750	802
Exxon Mobil Corp.	4.114%	3/1/46	1,500	1,756
Exxon Mobil Corp.	3.095%	8/16/49	1,669	1,655
Halliburton Co.	3.250%	11/15/21	1,085	1,105
Halliburton Co.	3.500%	8/1/23	950	987
Halliburton Co.	3.800%	11/15/25	1,500	1,600
Halliburton Co.	4.850%	11/15/35	1,000	1,128
Halliburton Co.	6.700%	9/15/38	1,070	1,411
Halliburton Co.	4.500%	11/15/41	675	721
Halliburton Co.	4.750%	8/1/43	725	797
Halliburton Co.	5.000%	11/15/45	1,175	1,338
Helmerich & Payne Inc.	4.650%	3/15/25	300	327
Hess Corp.	3.500%	7/15/24	245	251
Hess Corp.	4.300%	4/1/27	500	533
Hess Corp.	7.875%	10/1/29	375	488
Hess Corp.	7.300%	8/15/31	35	44
Hess Corp.	7.125%	3/15/33	415	525
Hess Corp.	6.000%	1/15/40	1,265	1,490
Hess Corp.	5.600%	2/15/41	1,000	1,168
Hess Corp.	5.800%	4/1/47	175	213
HollyFrontier Corp.	5.875%	4/1/26	760	853
Husky Energy Inc.	3.950%	4/15/22	450	465
Husky Energy Inc.	4.000%	4/15/24	500	526
Husky Energy Inc.	4.400%	4/15/29	1,000	1,076
Husky Energy Inc.	6.800%	9/15/37	300	393
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	781
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,004
Kinder Morgan Energy Partners LP	4.150%	3/1/22	105	109
Kinder Morgan Energy Partners LP	3.950%	9/1/22	725	755
Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	482
Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,736
Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	909
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	231
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	355
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	499
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	443
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,000	1,264
Kinder Morgan Energy Partners LP	6.550%	9/15/40	990	1,256
Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	407
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,175	1,274
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,322	1,398
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	547
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	576
Kinder Morgan Inc.	3.150%	1/15/23	300	307
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,083
Kinder Morgan Inc.	4.300%	3/1/28	1,500	1,632
Kinder Morgan Inc.	7.800%	8/1/31	330	451
Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,405
Kinder Morgan Inc.	5.300%	12/1/34	825	972
Kinder Morgan Inc.	5.550%	6/1/45	1,075	1,286
Kinder Morgan Inc.	5.050%	2/15/46	978	1,094
Magellan Midstream Partners LP	5.000%	3/1/26	450	507
Magellan Midstream Partners LP	5.150%	10/15/43	350	407
Magellan Midstream Partners LP	4.250%	9/15/46	300	318
Magellan Midstream Partners LP	4.200%	10/3/47	800	842
Magellan Midstream Partners LP	4.850%	2/1/49	530	610
Magellan Midstream Partners LP	3.950%	3/1/50	200	205
Marathon Oil Corp.	2.800%	11/1/22	785	797
Marathon Oil Corp.	3.850%	6/1/25	710	750
Marathon Oil Corp.	4.400%	7/15/27	750	814
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,369

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marathon Oil Corp.	6.600%	10/1/37	200	254
	Marathon Oil Corp.	5.200%	6/1/45	400	464
	Marathon Petroleum Corp.	3.400%	12/15/20	700	708
	Marathon Petroleum Corp.	5.125%	3/1/21	800	827
	Marathon Petroleum Corp.	5.375%	10/1/22	50	51
	Marathon Petroleum Corp.	4.750%	12/15/23	1,000	1,085
	Marathon Petroleum Corp.	5.125%	12/15/26	735	830
	Marathon Petroleum Corp.	3.800%	4/1/28	800	836
	Marathon Petroleum Corp.	6.500%	3/1/41	1,200	1,554
	Marathon Petroleum Corp.	4.750%	9/15/44	250	272
	Marathon Petroleum Corp.	4.500%	4/1/48	375	395
	Marathon Petroleum Corp.	5.000%	9/15/54	500	538
[7]	MPLX LP	3.500%	12/1/22	150	154
	MPLX LP	3.375%	3/15/23	400	410
	MPLX LP	4.500%	7/15/23	1,200	1,274
	MPLX LP	4.875%	12/1/24	1,738	1,885
	MPLX LP	4.875%	6/1/25	600	655
	MPLX LP	4.125%	3/1/27	1,000	1,046
[7]	MPLX LP	4.250%	12/1/27	1,510	1,584
	MPLX LP	4.000%	3/15/28	1,450	1,502
	MPLX LP	4.500%	4/15/38	1,275	1,297
	MPLX LP	5.200%	3/1/47	1,700	1,825
[7]	MPLX LP	5.200%	12/1/47	400	420
	MPLX LP	4.700%	4/15/48	1,000	1,008
	MPLX LP	5.500%	2/15/49	1,225	1,388
	MPLX LP	4.900%	4/15/58	550	560
	National Fuel Gas Co.	3.750%	3/1/23	375	385
	National Fuel Gas Co.	3.950%	9/15/27	200	202
	National Fuel Gas Co.	4.750%	9/1/28	650	691
	National Oilwell Varco Inc.	2.600%	12/1/22	450	454
	National Oilwell Varco Inc.	3.600%	12/1/29	500	500
	National Oilwell Varco Inc.	3.950%	12/1/42	700	657
	Newfield Exploration Co.	5.750%	1/30/22	600	638
	Newfield Exploration Co.	5.625%	7/1/24	600	660
	Newfield Exploration Co.	5.375%	1/1/26	1,000	1,084
	Noble Energy Inc.	3.850%	1/15/28	450	473
	Noble Energy Inc.	3.250%	10/15/29	500	504
	Noble Energy Inc.	6.000%	3/1/41	1,210	1,447
	Noble Energy Inc.	5.250%	11/15/43	450	507
	Noble Energy Inc.	5.050%	11/15/44	250	276
	Noble Energy Inc.	4.950%	8/15/47	550	611
	Noble Energy Inc.	4.200%	10/15/49	500	503
	Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,726
	Occidental Petroleum Corp.	4.850%	3/15/21	160	165
	Occidental Petroleum Corp.	2.600%	8/13/21	600	604
	Occidental Petroleum Corp.	3.125%	2/15/22	650	661
	Occidental Petroleum Corp.	2.600%	4/15/22	1,377	1,386
	Occidental Petroleum Corp.	2.700%	8/15/22	800	809
	Occidental Petroleum Corp.	6.950%	7/1/24	1,000	1,173
	Occidental Petroleum Corp.	2.900%	8/15/24	3,000	3,047
	Occidental Petroleum Corp.	3.500%	6/15/25	600	619
	Occidental Petroleum Corp.	5.550%	3/15/26	1,325	1,501
	Occidental Petroleum Corp.	3.400%	4/15/26	425	434
	Occidental Petroleum Corp.	3.500%	8/15/29	2,500	2,549
	Occidental Petroleum Corp.	7.500%	5/1/31	500	649
	Occidental Petroleum Corp.	7.875%	9/15/31	150	199
	Occidental Petroleum Corp.	6.450%	9/15/36	1,000	1,218
	Occidental Petroleum Corp.	7.950%	6/15/39	125	172
	Occidental Petroleum Corp.	4.300%	8/15/39	300	304
	Occidental Petroleum Corp.	6.200%	3/15/40	1,390	1,653
	Occidental Petroleum Corp.	4.500%	7/15/44	1,275	1,274
	Occidental Petroleum Corp.	4.625%	6/15/45	725	741
	Occidental Petroleum Corp.	4.400%	4/15/46	1,126	1,137
	Occidental Petroleum Corp.	4.100%	2/15/47	850	824

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Occidental Petroleum Corp.	4.200%	3/15/48	800	792
Occidental Petroleum Corp.	4.400%	8/15/49	600	618
ONEOK Inc.	7.500%	9/1/23	1,425	1,658
ONEOK Inc.	2.750%	9/1/24	200	201
ONEOK Inc.	4.000%	7/13/27	150	158
ONEOK Inc.	4.550%	7/15/28	750	822
ONEOK Inc.	3.400%	9/1/29	2,155	2,179
ONEOK Inc.	4.950%	7/13/47	600	657
ONEOK Inc.	5.200%	7/15/48	425	481
ONEOK Inc.	4.450%	9/1/49	800	821
ONEOK Partners LP	3.375%	10/1/22	2,150	2,212
ONEOK Partners LP	4.900%	3/15/25	450	494
ONEOK Partners LP	6.650%	10/1/36	360	454
ONEOK Partners LP	6.125%	2/1/41	1,340	1,608
Patterson-UTI Energy Inc.	3.950%	2/1/28	425	410
Patterson-UTI Energy Inc.	5.150%	11/15/29	300	306
Petro-Canada	5.350%	7/15/33	450	555
Petro-Canada	5.950%	5/15/35	500	649
Petro-Canada	6.800%	5/15/38	700	997
Phillips 66	4.300%	4/1/22	1,105	1,159
Phillips 66	3.900%	3/15/28	1,300	1,413
Phillips 66	4.650%	11/15/34	300	350
Phillips 66	4.875%	11/15/44	2,240	2,698
Phillips 66 Partners LP	2.450%	12/15/24	250	249
Phillips 66 Partners LP	3.605%	2/15/25	350	365
Phillips 66 Partners LP	3.550%	10/1/26	400	418
Phillips 66 Partners LP	3.750%	3/1/28	100	104
Phillips 66 Partners LP	3.150%	12/15/29	250	248
Phillips 66 Partners LP	4.680%	2/15/45	830	894
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,118
Pioneer Natural Resources Co.	4.450%	1/15/26	390	428
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	625	639
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	103
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,200	1,213
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,155	2,211
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	450	481
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	350	372
Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	750	737
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	500	588
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,250	1,139
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	500	496
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	700	743
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	1,050	1,112
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	475	502
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,600	2,673
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,465	1,574
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,305
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,570	1,751
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,525	1,714
Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,000	2,298
Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	661
Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	635
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,253
Shell International Finance BV	1.875%	5/10/21	1,475	1,474
Shell International Finance BV	1.750%	9/12/21	1,000	999
Shell International Finance BV	2.375%	8/21/22	975	987
Shell International Finance BV	2.250%	1/6/23	800	806
Shell International Finance BV	3.400%	8/12/23	400	419
Shell International Finance BV	2.000%	11/7/24	1,000	998
Shell International Finance BV	3.250%	5/11/25	2,490	2,631
Shell International Finance BV	2.875%	5/10/26	2,300	2,385

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Shell International Finance BV	2.500%	9/12/26	400	406
Shell International Finance BV	3.875%	11/13/28	500	554
Shell International Finance BV	2.375%	11/7/29	2,200	2,178
Shell International Finance BV	4.125%	5/11/35	2,025	2,363
Shell International Finance BV	6.375%	12/15/38	820	1,196
Shell International Finance BV	5.500%	3/25/40	1,075	1,455
Shell International Finance BV	3.625%	8/21/42	477	510
Shell International Finance BV	4.550%	8/12/43	1,000	1,207
Shell International Finance BV	4.375%	5/11/45	2,700	3,215
Shell International Finance BV	4.000%	5/10/46	1,900	2,164
Shell International Finance BV	3.125%	11/7/49	2,450	2,416
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	345	354
Spectra Energy Partners LP	4.750%	3/15/24	800	870
Spectra Energy Partners LP	3.500%	3/15/25	800	836
Spectra Energy Partners LP	3.375%	10/15/26	950	983
Spectra Energy Partners LP	4.500%	3/15/45	1,275	1,402
Suncor Energy Inc.	6.500%	6/15/38	1,540	2,138
Suncor Energy Inc.	6.850%	6/1/39	810	1,171
Suncor Energy Inc.	4.000%	11/15/47	700	760
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,875	1,920
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	261
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	900	944
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	344
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	500	515
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	298
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	1,001
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	725	773
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	756
TC PipeLines LP	3.900%	5/25/27	200	209
TechnipFMC plc	3.450%	10/1/22	350	356
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	320
Texas Eastern Transmission LP	7.000%	7/15/32	500	670
Total Capital Canada Ltd.	2.750%	7/15/23	825	844
Total Capital International SA	2.750%	6/19/21	2,000	2,026
Total Capital International SA	2.218%	7/12/21	600	603
Total Capital International SA	2.875%	2/17/22	1,400	1,428
Total Capital International SA	2.700%	1/25/23	1,025	1,047
Total Capital International SA	3.700%	1/15/24	975	1,035
Total Capital International SA	2.434%	1/10/25	700	708
Total Capital International SA	3.455%	2/19/29	925	999
Total Capital International SA	2.829%	1/10/30	850	871
Total Capital International SA	3.461%	7/12/49	700	736
Total Capital SA	4.125%	1/28/21	512	524
Total Capital SA	4.250%	12/15/21	300	314
Total Capital SA	3.883%	10/11/28	525	585
TransCanada PipeLines Ltd.	2.500%	8/1/22	920	924
TransCanada PipeLines Ltd.	3.750%	10/16/23	500	524
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,881
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,500	1,714
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	968
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	151
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,350	1,750
TransCanada PipeLines Ltd.	4.750%	5/15/38	700	799
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,030	1,337
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,000	1,159
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,355	1,592
TransCanada PipeLines Ltd.	5.100%	3/15/49	750	908
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	319
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	426
Valero Energy Corp.	3.400%	9/15/26	1,520	1,593
Valero Energy Corp.	4.350%	6/1/28	2,515	2,760
Valero Energy Corp.	7.500%	4/15/32	925	1,284
Valero Energy Corp.	6.625%	6/15/37	855	1,131

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valero Energy Corp.	4.900%	3/15/45	500	577
	Valero Energy Partners LP	4.375%	12/15/26	200	218
	Valero Energy Partners LP	4.500%	3/15/28	400	438
	Western Midstream Operating LP	5.375%	6/1/21	1,350	1,386
	Western Midstream Operating LP	3.950%	6/1/25	400	400
	Western Midstream Operating LP	4.650%	7/1/26	500	513
	Western Midstream Operating LP	4.500%	3/1/28	100	96
	Western Midstream Operating LP	4.750%	8/15/28	225	223
	Western Midstream Operating LP	5.450%	4/1/44	885	770
	Western Midstream Operating LP	5.300%	3/1/48	525	451
	Williams Cos. Inc.	4.000%	11/15/21	425	437
	Williams Cos. Inc.	3.600%	3/15/22	750	771
	Williams Cos. Inc.	3.350%	8/15/22	500	512
	Williams Cos. Inc.	3.700%	1/15/23	885	913
	Williams Cos. Inc.	4.500%	11/15/23	560	598
	Williams Cos. Inc.	4.550%	6/24/24	2,500	2,696
	Williams Cos. Inc.	3.900%	1/15/25	1,200	1,257
	Williams Cos. Inc.	4.000%	9/15/25	1,100	1,164
	Williams Cos. Inc.	3.750%	6/15/27	700	727
	Williams Cos. Inc.	6.300%	4/15/40	475	589
	Williams Cos. Inc.	5.800%	11/15/43	700	834
	Williams Cos. Inc.	5.400%	3/4/44	500	561
	Williams Cos. Inc.	5.750%	6/24/44	450	531
	Williams Cos. Inc.	4.900%	1/15/45	325	351
	Williams Cos. Inc.	5.100%	9/15/45	1,850	2,057
	Williams Cos. Inc.	4.850%	3/1/48	775	850
	Other Industrial (0.0%)
[4]	American University	3.672%	4/1/49	325	348
	Board of Trustees of The Leland Stanford Junior University	3.647%	5/1/48	725	810
[4]	Boston University	4.061%	10/1/48	220	252
	California Institute of Technology	4.700%	11/1/11	950	1,154
	California Institute of Technology	3.650%	9/1/19	200	193
	CBRE Services Inc.	5.250%	3/15/25	350	392
	CBRE Services Inc.	4.875%	3/1/26	625	699
	Cintas Corp. No 2	2.900%	4/1/22	400	408
	Cintas Corp. No 2	3.250%	6/1/22	150	154
	Cintas Corp. No 2	3.700%	4/1/27	825	893
	Fluor Corp.	3.500%	12/15/24	1,000	1,019
	Fluor Corp.	4.250%	9/15/28	500	504
	Georgetown University	4.315%	4/1/49	278	333
	Georgetown University	5.215%	10/1/18	243	312
	Hillenbrand Inc.	4.500%	9/15/26	275	285
[4]	Johns Hopkins University	4.083%	7/1/53	490	566
	Massachusetts Institute of Technology	2.989%	7/1/50	370	366
	Massachusetts Institute of Technology	5.600%	7/1/11	610	931
	Massachusetts Institute of Technology	4.678%	7/1/14	700	903
	Massachusetts Institute of Technology	3.885%	7/1/16	350	381
[4]	Northwestern University	4.643%	12/1/44	350	435
[4]	Northwestern University	3.662%	12/1/57	200	221
	President & Fellows of Harvard College	3.619%	10/1/37	500	532
	President & Fellows of Harvard College	4.875%	10/15/40	250	318
	President & Fellows of Harvard College	3.150%	7/15/46	400	406
	Steelcase Inc.	5.125%	1/18/29	335	378
[4]	Trustees of Boston College	3.129%	7/1/52	300	291
[4]	University of Chicago	4.003%	10/1/53	390	444
[4]	University of Notre Dame du Lac	3.438%	2/15/45	890	946
	University of Notre Dame du Lac	3.394%	2/15/48	325	345
	University of Pennsylvania	4.674%	9/1/12	600	785
	University of Pennsylvania	3.610%	2/15/19	250	256
[4]	University of Southern California	3.028%	10/1/39	525	527
[4]	University of Southern California	3.841%	10/1/47	500	556
[4]	William Marsh Rice University	3.574%	5/15/45	715	763

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (0.9%)
Adobe Inc.	3.250%	2/1/25	800	844
Alphabet Inc.	3.625%	5/19/21	350	359
Alphabet Inc.	1.998%	8/15/26	1,500	1,492
Altera Corp.	4.100%	11/15/23	750	808
Amphenol Corp.	3.200%	4/1/24	200	207
Amphenol Corp.	2.800%	2/15/30	750	738
Analog Devices Inc.	2.500%	12/5/21	300	302
Analog Devices Inc.	2.875%	6/1/23	1,375	1,402
Analog Devices Inc.	3.125%	12/5/23	400	413
Analog Devices Inc.	3.900%	12/15/25	50	54
Analog Devices Inc.	3.500%	12/5/26	1,225	1,284
Apple Inc.	2.000%	11/13/20	950	952
Apple Inc.	2.250%	2/23/21	2,835	2,849
Apple Inc.	2.850%	5/6/21	1,975	2,005
Apple Inc.	1.550%	8/4/21	1,400	1,397
Apple Inc.	2.150%	2/9/22	1,300	1,311
Apple Inc.	2.500%	2/9/22	1,250	1,269
Apple Inc.	2.300%	5/11/22	1,025	1,038
Apple Inc.	2.700%	5/13/22	1,725	1,762
Apple Inc.	2.100%	9/12/22	500	504
Apple Inc.	2.400%	1/13/23	725	736
Apple Inc.	2.850%	2/23/23	1,634	1,678
Apple Inc.	2.400%	5/3/23	3,790	3,852
Apple Inc.	3.000%	2/9/24	1,375	1,423
Apple Inc.	3.450%	5/6/24	930	988
Apple Inc.	2.850%	5/11/24	2,500	2,584
Apple Inc.	1.800%	9/11/24	1,500	1,486
Apple Inc.	2.750%	1/13/25	2,500	2,580
Apple Inc.	3.250%	2/23/26	3,805	4,024
Apple Inc.	2.450%	8/4/26	500	507
Apple Inc.	2.050%	9/11/26	750	742
Apple Inc.	3.350%	2/9/27	200	213
Apple Inc.	3.200%	5/11/27	2,700	2,844
Apple Inc.	2.900%	9/12/27	4,300	4,471
Apple Inc.	3.000%	11/13/27	25	26
Apple Inc.	2.200%	9/11/29	2,250	2,207
Apple Inc.	4.500%	2/23/36	1,475	1,789
Apple Inc.	3.850%	5/4/43	1,975	2,206
Apple Inc.	4.450%	5/6/44	825	1,008
Apple Inc.	3.450%	2/9/45	1,644	1,726
Apple Inc.	4.375%	5/13/45	1,775	2,137
Apple Inc.	4.650%	2/23/46	3,370	4,209
Apple Inc.	3.850%	8/4/46	1,850	2,076
Apple Inc.	4.250%	2/9/47	1,200	1,423
Apple Inc.	3.750%	9/12/47	1,842	2,031
Apple Inc.	2.950%	9/11/49	1,700	1,652
Applied Materials Inc.	4.300%	6/15/21	1,000	1,034
Applied Materials Inc.	3.900%	10/1/25	550	599
Applied Materials Inc.	3.300%	4/1/27	865	918
Applied Materials Inc.	5.100%	10/1/35	400	504
Applied Materials Inc.	5.850%	6/15/41	250	341
Applied Materials Inc.	4.350%	4/1/47	775	935
Arrow Electronics Inc.	3.500%	4/1/22	325	333
Arrow Electronics Inc.	4.500%	3/1/23	400	419
Arrow Electronics Inc.	3.250%	9/8/24	509	522
Arrow Electronics Inc.	4.000%	4/1/25	300	311
Arrow Electronics Inc.	3.875%	1/12/28	250	256
Autodesk Inc.	3.600%	12/15/22	100	103
Autodesk Inc.	4.375%	6/15/25	250	272
Autodesk Inc.	3.500%	6/15/27	375	392
Avnet Inc.	4.875%	12/1/22	400	424
Avnet Inc.	4.625%	4/15/26	450	477

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Baidu Inc.	2.875%	7/6/22	1,050	1,060
	Baidu Inc.	3.500%	11/28/22	1,500	1,542
	Baidu Inc.	3.875%	9/29/23	800	834
	Baidu Inc.	4.375%	5/14/24	400	426
	Baidu Inc.	3.625%	7/6/27	575	593
	Baidu Inc.	4.375%	3/29/28	400	434
	Baidu Inc.	4.875%	11/14/28	300	337
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	575	574
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	2,685	2,727
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	925	930
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	2,525	2,614
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	1,925	1,948
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	4,050	4,201
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	1,000	1,010
[7]	Broadcom Inc.	3.125%	4/15/21	1,500	1,518
[7]	Broadcom Inc.	3.125%	10/15/22	1,200	1,221
[7]	Broadcom Inc.	3.625%	10/15/24	1,721	1,784
[7]	Broadcom Inc.	4.250%	4/15/26	2,000	2,123
[7]	Broadcom Inc.	4.750%	4/15/29	3,825	4,176
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	333
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	374
	CA Inc.	3.600%	8/15/22	500	511
	Cadence Design Systems Inc.	4.375%	10/15/24	279	299
	Cisco Systems Inc.	2.200%	2/28/21	3,250	3,264
	Cisco Systems Inc.	2.600%	2/28/23	250	255
	Cisco Systems Inc.	2.200%	9/20/23	500	504
	Cisco Systems Inc.	3.625%	3/4/24	2,000	2,137
	Cisco Systems Inc.	2.950%	2/28/26	550	577
	Cisco Systems Inc.	2.500%	9/20/26	1,150	1,172
	Cisco Systems Inc.	5.900%	2/15/39	1,150	1,612
	Cisco Systems Inc.	5.500%	1/15/40	1,925	2,621
	Citrix Systems Inc.	4.500%	12/1/27	500	540
	Corning Inc.	2.900%	5/15/22	625	638
	Corning Inc.	4.700%	3/15/37	750	826
	Corning Inc.	5.750%	8/15/40	665	828
	Corning Inc.	4.750%	3/15/42	500	564
	Corning Inc.	4.375%	11/15/57	650	654
	Corning Inc.	5.450%	11/15/79	500	548
[7]	Dell International LLC / EMC Corp.	5.450%	6/15/23	2,850	3,088
[7]	Dell International LLC / EMC Corp.	4.000%	7/15/24	625	654
[7]	Dell International LLC / EMC Corp.	6.020%	6/15/26	4,500	5,179
[7]	Dell International LLC / EMC Corp.	4.900%	10/1/26	1,000	1,100
[7]	Dell International LLC / EMC Corp.	5.300%	10/1/29	1,400	1,574
[7]	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,300	1,705
[7]	Dell International LLC / EMC Corp.	8.350%	7/15/46	1,700	2,330
[7]	Dell International LLC / EMC Corp.	4.420%	6/15/21	3,575	3,674
	DXC Technology Co.	4.250%	4/15/24	1,050	1,111
	Equifax Inc.	2.300%	6/1/21	875	878
	Equifax Inc.	3.600%	8/15/21	125	128
	Equifax Inc.	3.950%	6/15/23	225	237
	Equifax Inc.	2.600%	12/1/24	200	201
	Equinix Inc.	2.625%	11/18/24	800	803
	Equinix Inc.	5.875%	1/15/26	500	531
	Equinix Inc.	2.900%	11/18/26	500	501
	Equinix Inc.	5.375%	5/15/27	500	542
	Equinix Inc.	3.200%	11/18/29	1,000	1,003
	Fidelity National Information Services Inc.	3.500%	4/15/23	530	552
	Fidelity National Information Services Inc.	3.875%	6/5/24	588	624
	Fidelity National Information Services Inc.	3.000%	8/15/26	993	1,025
	Fidelity National Information Services Inc.	3.750%	5/21/29	500	546
	Fiserv Inc.	3.800%	10/1/23	1,000	1,054
	Fiserv Inc.	2.750%	7/1/24	1,600	1,628
	Fiserv Inc.	3.850%	6/1/25	700	745
	Fiserv Inc.	3.200%	7/1/26	1,600	1,656

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fiserv Inc.	3.500%	7/1/29	2,905	3,054
Fiserv Inc.	4.400%	7/1/49	1,650	1,871
Flex Ltd.	5.000%	2/15/23	500	533
Flex Ltd.	4.750%	6/15/25	25	27
Flex Ltd.	4.875%	6/15/29	200	217
FLIR Systems Inc.	3.125%	6/15/21	200	201
Global Payments Inc.	2.650%	2/15/25	650	653
Global Payments Inc.	3.200%	8/15/29	1,100	1,120
Global Payments Inc.	4.150%	8/15/49	200	213
Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,552
Hewlett Packard Enterprise Co.	3.500%	10/5/21	1,890	1,934
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,215
Hewlett Packard Enterprise Co.	2.250%	4/1/23	300	300
Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,000	2,217
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,137
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,150	1,386
HP Inc.	3.750%	12/1/20	113	115
HP Inc.	4.050%	9/15/22	401	419
HP Inc.	6.000%	9/15/41	610	672
IBM Credit LLC	3.450%	11/30/20	425	432
IBM Credit LLC	1.800%	1/20/21	525	524
IBM Credit LLC	3.600%	11/30/21	425	439
IBM Credit LLC	2.200%	9/8/22	750	755
IBM Credit LLC	3.000%	2/6/23	850	874
Intel Corp.	1.700%	5/19/21	500	499
Intel Corp.	3.300%	10/1/21	1,425	1,462
Intel Corp.	3.100%	7/29/22	625	645
Intel Corp.	2.700%	12/15/22	1,768	1,811
Intel Corp.	2.875%	5/11/24	2,675	2,774
Intel Corp.	3.700%	7/29/25	2,005	2,166
Intel Corp.	2.600%	5/19/26	1,140	1,166
Intel Corp.	2.450%	11/15/29	700	696
Intel Corp.	4.000%	12/15/32	1,125	1,303
Intel Corp.	4.800%	10/1/41	665	823
Intel Corp.	4.100%	5/19/46	1,050	1,207
Intel Corp.	4.100%	5/11/47	800	916
Intel Corp.	3.734%	12/8/47	2,200	2,404
Intel Corp.	3.250%	11/15/49	1,200	1,202
International Business Machines Corp.	2.800%	5/13/21	1,100	1,115
International Business Machines Corp.	2.900%	11/1/21	200	204
International Business Machines Corp.	2.850%	5/13/22	2,200	2,247
International Business Machines Corp.	1.875%	8/1/22	1,900	1,901
International Business Machines Corp.	2.875%	11/9/22	1,150	1,179
International Business Machines Corp.	3.375%	8/1/23	1,100	1,151
International Business Machines Corp.	3.625%	2/12/24	1,400	1,481
International Business Machines Corp.	3.000%	5/15/24	2,500	2,589
International Business Machines Corp.	3.450%	2/19/26	1,700	1,809
International Business Machines Corp.	3.300%	5/15/26	3,200	3,371
International Business Machines Corp.	3.500%	5/15/29	2,725	2,925
International Business Machines Corp.	4.150%	5/15/39	2,400	2,696
International Business Machines Corp.	5.600%	11/30/39	1,114	1,451
International Business Machines Corp.	4.000%	6/20/42	1,500	1,654
International Business Machines Corp.	4.250%	5/15/49	3,700	4,208
Jabil Inc.	5.625%	12/15/20	250	257
Jabil Inc.	3.950%	1/12/28	400	410
Juniper Networks Inc.	4.350%	6/15/25	250	266
Juniper Networks Inc.	3.750%	8/15/29	1,000	1,040
Juniper Networks Inc.	5.950%	3/15/41	150	169
Keysight Technologies Inc.	4.550%	10/30/24	734	797
Keysight Technologies Inc.	4.600%	4/6/27	575	637
Keysight Technologies Inc.	3.000%	10/30/29	425	426
KLA Corp.	4.125%	11/1/21	1,800	1,861
KLA Corp.	4.650%	11/1/24	1,175	1,288
KLA Corp.	4.100%	3/15/29	1,050	1,150

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	KLA Corp.	5.000%	3/15/49	800	979
	Lam Research Corp.	2.800%	6/15/21	450	455
	Lam Research Corp.	3.800%	3/15/25	425	452
	Lam Research Corp.	3.750%	3/15/26	600	643
	Lam Research Corp.	4.000%	3/15/29	1,100	1,209
	Lam Research Corp.	4.875%	3/15/49	700	873
	Marvell Technology Group Ltd.	4.200%	6/22/23	425	446
	Marvell Technology Group Ltd.	4.875%	6/22/28	300	331
	Maxim Integrated Products Inc.	3.375%	3/15/23	400	410
	Maxim Integrated Products Inc.	3.450%	6/15/27	450	464
	Microchip Technology Inc.	3.922%	6/1/21	500	511
	Microchip Technology Inc.	4.333%	6/1/23	500	528
	Micron Technology Inc.	4.640%	2/6/24	275	297
	Micron Technology Inc.	4.975%	2/6/26	375	415
	Micron Technology Inc.	4.185%	2/15/27	750	801
	Micron Technology Inc.	5.327%	2/6/29	575	656
	Micron Technology Inc.	4.663%	2/15/30	800	880
	Microsoft Corp.	2.000%	11/3/20	4,075	4,083
	Microsoft Corp.	2.400%	2/6/22	3,055	3,098
	Microsoft Corp.	2.375%	2/12/22	1,600	1,622
	Microsoft Corp.	2.650%	11/3/22	1,000	1,023
	Microsoft Corp.	2.375%	5/1/23	250	254
	Microsoft Corp.	2.000%	8/8/23	1,900	1,911
	Microsoft Corp.	2.875%	2/6/24	1,713	1,776
	Microsoft Corp.	3.125%	11/3/25	2,270	2,399
	Microsoft Corp.	2.400%	8/8/26	6,000	6,060
	Microsoft Corp.	3.300%	2/6/27	5,300	5,657
	Microsoft Corp.	3.500%	2/12/35	1,325	1,457
	Microsoft Corp.	4.200%	11/3/35	1,000	1,180
	Microsoft Corp.	3.450%	8/8/36	1,350	1,476
	Microsoft Corp.	4.100%	2/6/37	2,350	2,768
	Microsoft Corp.	4.500%	10/1/40	169	209
	Microsoft Corp.	3.500%	11/15/42	1,510	1,640
	Microsoft Corp.	3.750%	5/1/43	610	674
	Microsoft Corp.	4.875%	12/15/43	705	920
	Microsoft Corp.	3.750%	2/12/45	1,650	1,872
	Microsoft Corp.	4.450%	11/3/45	2,125	2,647
	Microsoft Corp.	3.700%	8/8/46	4,225	4,767
	Microsoft Corp.	4.250%	2/6/47	2,300	2,807
	Microsoft Corp.	4.000%	2/12/55	5,750	6,796
	Microsoft Corp.	3.950%	8/8/56	600	710
	Motorola Solutions Inc.	3.750%	5/15/22	338	349
	Motorola Solutions Inc.	3.500%	3/1/23	1,200	1,237
	Motorola Solutions Inc.	4.000%	9/1/24	500	529
	Motorola Solutions Inc.	4.600%	2/23/28	550	595
	Motorola Solutions Inc.	4.600%	5/23/29	1,000	1,098
	Motorola Solutions Inc.	5.500%	9/1/44	300	329
	NetApp Inc.	3.375%	6/15/21	850	863
	NetApp Inc.	3.300%	9/29/24	300	310
	NVIDIA Corp.	2.200%	9/16/21	815	818
	NVIDIA Corp.	3.200%	9/16/26	764	799
[7]	NXP BV / NXP Funding LLC	4.875%	3/1/24	800	869
[7]	NXP BV / NXP Funding LLC	5.350%	3/1/26	787	883
[7]	NXP BV / NXP Funding LLC	5.550%	12/1/28	675	789
[7]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	300	317
[7]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	1,750	1,890
	Oracle Corp.	1.900%	9/15/21	6,800	6,809
	Oracle Corp.	2.500%	5/15/22	2,537	2,573
	Oracle Corp.	2.400%	9/15/23	1,720	1,748
	Oracle Corp.	3.400%	7/8/24	2,600	2,743
	Oracle Corp.	2.950%	11/15/24	2,010	2,084
	Oracle Corp.	2.650%	7/15/26	5,000	5,104
	Oracle Corp.	3.250%	5/15/30	275	292
	Oracle Corp.	4.300%	7/8/34	1,350	1,576

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oracle Corp.	3.900%	5/15/35	1,375	1,529
	Oracle Corp.	3.850%	7/15/36	1,580	1,729
	Oracle Corp.	3.800%	11/15/37	1,425	1,552
	Oracle Corp.	6.125%	7/8/39	500	699
	Oracle Corp.	5.375%	7/15/40	2,660	3,447
	Oracle Corp.	4.500%	7/8/44	785	926
	Oracle Corp.	4.125%	5/15/45	2,825	3,175
	Oracle Corp.	4.000%	7/15/46	2,340	2,595
	Oracle Corp.	4.000%	11/15/47	775	865
	Oracle Corp.	4.375%	5/15/55	950	1,123
	PayPal Holdings Inc.	2.200%	9/26/22	800	805
	PayPal Holdings Inc.	2.400%	10/1/24	600	606
	PayPal Holdings Inc.	2.650%	10/1/26	900	912
	PayPal Holdings Inc.	2.850%	10/1/29	1,700	1,703
	QUALCOMM Inc.	3.000%	5/20/22	1,625	1,664
	QUALCOMM Inc.	2.600%	1/30/23	1,250	1,272
	QUALCOMM Inc.	2.900%	5/20/24	1,225	1,262
	QUALCOMM Inc.	3.450%	5/20/25	2,230	2,351
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,204
	QUALCOMM Inc.	4.650%	5/20/35	800	947
	QUALCOMM Inc.	4.800%	5/20/45	1,000	1,222
	QUALCOMM Inc.	4.300%	5/20/47	1,375	1,577
	salesforce.com Inc.	3.250%	4/11/23	825	857
	salesforce.com Inc.	3.700%	4/11/28	1,175	1,288
	Seagate HDD Cayman	4.250%	3/1/22	175	181
	Seagate HDD Cayman	4.750%	6/1/23	244	258
	Seagate HDD Cayman	4.875%	3/1/24	375	399
	Seagate HDD Cayman	4.750%	1/1/25	771	818
	Seagate HDD Cayman	5.750%	12/1/34	400	421
	Tech Data Corp.	3.700%	2/15/22	425	434
	Tech Data Corp.	4.950%	2/15/27	375	386
	Texas Instruments Inc.	2.750%	3/12/21	250	253
	Texas Instruments Inc.	1.850%	5/15/22	500	501
	Texas Instruments Inc.	2.625%	5/15/24	225	231
	Texas Instruments Inc.	2.900%	11/3/27	400	418
	Texas Instruments Inc.	2.250%	9/4/29	600	591
	Texas Instruments Inc.	3.875%	3/15/39	600	674
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,448
	Total System Services Inc.	3.800%	4/1/21	725	738
	Total System Services Inc.	3.750%	6/1/23	500	522
	Total System Services Inc.	4.000%	6/1/23	475	500
	Total System Services Inc.	4.800%	4/1/26	600	667
	Total System Services Inc.	4.450%	6/1/28	300	327
	Trimble Inc.	4.150%	6/15/23	100	105
	Trimble Inc.	4.750%	12/1/24	300	325
	Trimble Inc.	4.900%	6/15/28	400	436
	Tyco Electronics Group SA	3.500%	2/3/22	725	746
	Tyco Electronics Group SA	3.450%	8/1/24	1,000	1,042
	Tyco Electronics Group SA	3.125%	8/15/27	450	461
	Tyco Electronics Group SA	7.125%	10/1/37	550	808
	Verisk Analytics Inc.	5.800%	5/1/21	325	340
	Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,359
	Verisk Analytics Inc.	4.000%	6/15/25	750	807
	Verisk Analytics Inc.	4.125%	3/15/29	900	982
	Verisk Analytics Inc.	5.500%	6/15/45	600	739
	VMware Inc.	2.950%	8/21/22	1,310	1,334
	VMware Inc.	3.900%	8/21/27	1,050	1,095
	Xilinx Inc.	3.000%	3/15/21	1,300	1,315
	Xilinx Inc.	2.950%	6/1/24	500	513
	Transportation (0.3%)
[4]	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	157	165
[4]	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	608	636
[4]	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	363	379

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	700	718
[4]	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	90	91
[4]	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	238	250
[4]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	386	404
[4]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	855	880
[4]	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	131	134
[4]	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	196	200
[4]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	438	459
[4]	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	368	375
[4]	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	220	223
[4]	BNSF Funding Trust I	6.613%	12/15/55	325	357
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	421
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	419
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	434
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	240	246
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	642
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	664
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	427
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	423
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	260
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	296
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	880
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	1,225	1,309
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	173
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	562
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	844
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	466
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,192
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	245
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	664
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	581
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	989
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	637
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	990
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	715
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	575
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	365
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	602
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	960
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	850	958
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	656
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	800	830
	Canadian National Railway Co.	2.850%	12/15/21	525	532
	Canadian National Railway Co.	2.950%	11/21/24	288	295
	Canadian National Railway Co.	2.750%	3/1/26	375	383
	Canadian National Railway Co.	6.250%	8/1/34	350	483
	Canadian National Railway Co.	6.200%	6/1/36	350	483
	Canadian National Railway Co.	6.375%	11/15/37	350	499
	Canadian National Railway Co.	3.650%	2/3/48	1,925	2,100
	Canadian Pacific Railway Co.	4.450%	3/15/23	430	456
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	102
	Canadian Pacific Railway Co.	7.125%	10/15/31	225	312
	Canadian Pacific Railway Co.	5.750%	3/15/33	425	533
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	1,027
	Canadian Pacific Railway Co.	4.800%	8/1/45	175	218
	Canadian Pacific Railway Co.	6.125%	9/15/15	730	1,063
	CH Robinson Worldwide Inc.	4.200%	4/15/28	100	109
[4]	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	612	640
[4]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	455	480
	CSX Corp.	4.250%	6/1/21	900	923
	CSX Corp.	3.700%	11/1/23	200	211
	CSX Corp.	3.350%	11/1/25	400	423

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CSX Corp.	3.250%	6/1/27	1,500	1,573
	CSX Corp.	3.800%	3/1/28	1,275	1,387
	CSX Corp.	4.250%	3/15/29	900	1,010
	CSX Corp.	2.400%	2/15/30	1,525	1,489
	CSX Corp.	6.220%	4/30/40	174	236
	CSX Corp.	5.500%	4/15/41	425	534
	CSX Corp.	4.750%	5/30/42	1,310	1,534
	CSX Corp.	4.400%	3/1/43	93	104
	CSX Corp.	4.100%	3/15/44	800	868
	CSX Corp.	4.300%	3/1/48	1,000	1,124
	CSX Corp.	4.500%	3/15/49	900	1,043
	CSX Corp.	3.350%	9/15/49	500	492
	CSX Corp.	3.950%	5/1/50	650	701
	CSX Corp.	4.250%	11/1/66	500	534
	CSX Corp.	4.650%	3/1/68	500	570
[4]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	247	269
[4]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	310	327
[4]	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	430	447
	Delta Air Lines Inc.	2.600%	12/4/20	300	301
	Delta Air Lines Inc.	3.400%	4/19/21	500	506
	Delta Air Lines Inc.	3.625%	3/15/22	750	768
	Delta Air Lines Inc.	3.800%	4/19/23	625	648
	Delta Air Lines Inc.	2.900%	10/28/24	700	702
	Delta Air Lines Inc.	4.375%	4/19/28	475	498
	Delta Air Lines Inc.	3.750%	10/28/29	375	373
	FedEx Corp.	2.625%	8/1/22	1,470	1,491
	FedEx Corp.	4.000%	1/15/24	450	481
	FedEx Corp.	3.250%	4/1/26	500	518
	FedEx Corp.	3.300%	3/15/27	350	360
	FedEx Corp.	3.400%	2/15/28	1,000	1,016
	FedEx Corp.	3.900%	2/1/35	200	202
	FedEx Corp.	3.875%	8/1/42	200	192
	FedEx Corp.	4.100%	4/15/43	300	293
	FedEx Corp.	5.100%	1/15/44	600	657
	FedEx Corp.	4.750%	11/15/45	975	1,026
	FedEx Corp.	4.550%	4/1/46	1,150	1,175
	FedEx Corp.	4.400%	1/15/47	800	804
	FedEx Corp.	4.050%	2/15/48	1,500	1,440
	FedEx Corp.	4.950%	10/17/48	300	326
	FedEx Corp.	4.500%	2/1/65	150	135
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	411
	JB Hunt Transport Services Inc.	3.875%	3/1/26	150	160
[4]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	500	504
	Kansas City Southern	3.000%	5/15/23	400	409
	Kansas City Southern	2.875%	11/15/29	350	349
	Kansas City Southern	4.300%	5/15/43	250	272
	Kansas City Southern	4.950%	8/15/45	400	469
	Kansas City Southern	4.700%	5/1/48	1,500	1,734
	Kirby Corp.	4.200%	3/1/28	1,200	1,265
[4]	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	195	201
	Norfolk Southern Corp.	3.250%	12/1/21	325	332
	Norfolk Southern Corp.	3.000%	4/1/22	475	485
	Norfolk Southern Corp.	2.903%	2/15/23	780	797
	Norfolk Southern Corp.	3.850%	1/15/24	200	212
	Norfolk Southern Corp.	5.590%	5/17/25	164	189
	Norfolk Southern Corp.	3.650%	8/1/25	75	80
	Norfolk Southern Corp.	7.800%	5/15/27	100	131
	Norfolk Southern Corp.	3.150%	6/1/27	125	130
	Norfolk Southern Corp.	3.800%	8/1/28	450	494
	Norfolk Southern Corp.	2.550%	11/1/29	700	695
	Norfolk Southern Corp.	4.837%	10/1/41	565	669
	Norfolk Southern Corp.	3.950%	10/1/42	425	450
	Norfolk Southern Corp.	4.450%	6/15/45	275	315
	Norfolk Southern Corp.	4.650%	1/15/46	200	236

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Norfolk Southern Corp.	3.942%	11/1/47	150	161
	Norfolk Southern Corp.	4.150%	2/28/48	50	56
	Norfolk Southern Corp.	4.100%	5/15/49	315	346
	Norfolk Southern Corp.	3.400%	11/1/49	330	326
	Norfolk Southern Corp.	4.050%	8/15/52	1,723	1,890
	Norfolk Southern Corp.	6.000%	3/15/05	160	211
	Norfolk Southern Corp.	5.100%	8/1/18	820	965
	Ryder System Inc.	3.500%	6/1/21	300	306
	Ryder System Inc.	2.250%	9/1/21	100	100
	Ryder System Inc.	2.875%	6/1/22	350	356
	Ryder System Inc.	3.400%	3/1/23	350	361
	Ryder System Inc.	3.750%	6/9/23	1,490	1,555
	Ryder System Inc.	3.650%	3/18/24	550	577
	Ryder System Inc.	2.500%	9/1/24	250	251
	Ryder System Inc.	2.900%	12/1/26	325	327
	Southwest Airlines Co.	2.750%	11/16/22	100	101
	Southwest Airlines Co.	3.000%	11/15/26	400	409
	Southwest Airlines Co.	3.450%	11/16/27	240	251
[4]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	60	63
[4]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	249	259
	Union Pacific Corp.	3.200%	6/8/21	600	610
	Union Pacific Corp.	2.950%	3/1/22	400	409
	Union Pacific Corp.	4.163%	7/15/22	100	105
	Union Pacific Corp.	2.950%	1/15/23	650	666
	Union Pacific Corp.	2.750%	4/15/23	200	204
	Union Pacific Corp.	3.500%	6/8/23	600	628
	Union Pacific Corp.	3.646%	2/15/24	2,375	2,500
	Union Pacific Corp.	3.150%	3/1/24	400	415
	Union Pacific Corp.	3.250%	1/15/25	400	417
	Union Pacific Corp.	3.750%	7/15/25	600	643
	Union Pacific Corp.	3.250%	8/15/25	900	947
	Union Pacific Corp.	2.750%	3/1/26	648	662
	Union Pacific Corp.	3.000%	4/15/27	240	250
	Union Pacific Corp.	3.950%	9/10/28	800	882
	Union Pacific Corp.	3.700%	3/1/29	800	871
	Union Pacific Corp.	3.375%	2/1/35	900	928
	Union Pacific Corp.	3.600%	9/15/37	708	738
	Union Pacific Corp.	4.375%	9/10/38	625	713
	Union Pacific Corp.	4.250%	4/15/43	400	443
	Union Pacific Corp.	4.150%	1/15/45	400	438
	Union Pacific Corp.	4.050%	11/15/45	250	270
	Union Pacific Corp.	3.350%	8/15/46	550	537
	Union Pacific Corp.	4.300%	3/1/49	800	915
	Union Pacific Corp.	3.799%	10/1/51	1,082	1,148
	Union Pacific Corp.	3.875%	2/1/55	400	419
	Union Pacific Corp.	3.950%	8/15/59	100	105
[7]	Union Pacific Corp.	3.839%	3/20/60	1,506	1,507
	Union Pacific Corp.	4.375%	11/15/65	800	877
	Union Pacific Corp.	4.100%	9/15/67	350	361
[4]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	527	565
[4]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	563	596
[4]	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	200	205
[4]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	228	236
[4]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	358	367
[4]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	492	503
[4]	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	500	540
[4]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	475	475
	United Parcel Service Inc.	3.125%	1/15/21	990	1,003
	United Parcel Service Inc.	2.050%	4/1/21	500	501
	United Parcel Service Inc.	2.450%	10/1/22	800	813
	United Parcel Service Inc.	2.500%	4/1/23	870	884
	United Parcel Service Inc.	2.800%	11/15/24	950	980
	United Parcel Service Inc.	2.400%	11/15/26	1,575	1,588

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United Parcel Service Inc.	3.050%	11/15/27	750	787
	United Parcel Service Inc.	3.400%	3/15/29	500	535
	United Parcel Service Inc.	2.500%	9/1/29	400	399
	United Parcel Service Inc.	6.200%	1/15/38	820	1,151
	United Parcel Service Inc.	4.875%	11/15/40	350	425
	United Parcel Service Inc.	3.625%	10/1/42	175	181
	United Parcel Service Inc.	3.400%	11/15/46	390	390
	United Parcel Service Inc.	3.750%	11/15/47	1,000	1,072
	United Parcel Service Inc.	4.250%	3/15/49	600	694
[4]	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	130	137
					2,860,243
Utilities (0.8%)
	Electric (0.7%)
	AEP Texas Inc.	2.400%	10/1/22	300	302
	AEP Texas Inc.	3.950%	6/1/28	400	436
	AEP Texas Inc.	3.800%	10/1/47	250	261
	AEP Texas Inc.	3.450%	1/15/50	500	500
	AEP Transmission Co. LLC	3.100%	12/1/26	200	206
	AEP Transmission Co. LLC	4.000%	12/1/46	325	359
	AEP Transmission Co. LLC	3.750%	12/1/47	950	1,018
	AEP Transmission Co. LLC	4.250%	9/15/48	325	373
	AEP Transmission Co. LLC	3.800%	6/15/49	270	289
	AEP Transmission Co. LLC	3.150%	9/15/49	70	68
	Alabama Power Co.	2.450%	3/30/22	975	987
	Alabama Power Co.	3.550%	12/1/23	700	737
	Alabama Power Co.	6.000%	3/1/39	100	139
	Alabama Power Co.	3.850%	12/1/42	125	133
	Alabama Power Co.	4.150%	8/15/44	300	333
	Alabama Power Co.	3.750%	3/1/45	570	598
	Alabama Power Co.	4.300%	1/2/46	300	341
	Alabama Power Co.	3.700%	12/1/47	325	340
	Alabama Power Co.	4.300%	7/15/48	500	576
	Alabama Power Co.	3.450%	10/1/49	1,000	1,023
	Ameren Corp.	3.650%	2/15/26	440	460
	Ameren Illinois Co.	2.700%	9/1/22	250	254
	Ameren Illinois Co.	3.250%	3/1/25	275	288
	Ameren Illinois Co.	3.800%	5/15/28	350	381
	Ameren Illinois Co.	4.150%	3/15/46	475	540
	Ameren Illinois Co.	3.700%	12/1/47	475	503
	Ameren Illinois Co.	3.250%	3/15/50	240	242
	American Electric Power Co. Inc.	3.650%	12/1/21	425	438
	American Electric Power Co. Inc.	3.200%	11/13/27	400	410
	American Electric Power Co. Inc.	4.300%	12/1/28	500	554
	Appalachian Power Co.	3.400%	6/1/25	400	419
	Appalachian Power Co.	7.000%	4/1/38	260	364
	Appalachian Power Co.	4.400%	5/15/44	825	927
	Appalachian Power Co.	4.500%	3/1/49	400	464
	Arizona Public Service Co.	3.150%	5/15/25	500	518
	Arizona Public Service Co.	2.950%	9/15/27	300	307
	Arizona Public Service Co.	5.050%	9/1/41	525	639
	Arizona Public Service Co.	4.500%	4/1/42	325	374
	Arizona Public Service Co.	4.350%	11/15/45	50	57
	Arizona Public Service Co.	3.750%	5/15/46	415	432
	Arizona Public Service Co.	4.250%	3/1/49	500	564
	Arizona Public Service Co.	3.500%	12/1/49	240	240
	Avangrid Inc.	3.150%	12/1/24	957	986
	Avangrid Inc.	3.800%	6/1/29	400	423
	Avista Corp.	4.350%	6/1/48	300	339
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	934
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	226
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	999
	Baltimore Gas & Electric Co.	3.500%	8/15/46	700	715
	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	267

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Baltimore Gas & Electric Co.	4.250%	9/15/48	250	289
Baltimore Gas & Electric Co.	3.200%	9/15/49	315	308
Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,250	1,254
Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	153
Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	264
Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	264
Berkshire Hathaway Energy Co.	3.250%	4/15/28	500	522
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,325	1,824
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,655
Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	235
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,350	1,696
Berkshire Hathaway Energy Co.	4.500%	2/1/45	575	677
Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	265
Berkshire Hathaway Energy Co.	4.450%	1/15/49	350	410
Black Hills Corp.	4.250%	11/30/23	500	530
Black Hills Corp.	3.950%	1/15/26	250	263
Black Hills Corp.	3.150%	1/15/27	325	328
Black Hills Corp.	3.050%	10/15/29	170	170
Black Hills Corp.	4.350%	5/1/33	350	383
Black Hills Corp.	4.200%	9/15/46	250	260
Black Hills Corp.	3.875%	10/15/49	240	240
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,625
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	251
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	148
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	204
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	722
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	360
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	100	117
CenterPoint Energy Inc.	3.600%	11/1/21	300	307
CenterPoint Energy Inc.	2.500%	9/1/22	400	403
CenterPoint Energy Inc.	3.850%	2/1/24	500	525
CenterPoint Energy Inc.	2.500%	9/1/24	400	400
CenterPoint Energy Inc.	4.250%	11/1/28	375	404
CenterPoint Energy Inc.	2.950%	3/1/30	100	98
CenterPoint Energy Inc.	3.700%	9/1/49	100	98
Cleco Corporate Holdings LLC	3.743%	5/1/26	425	439
Cleco Corporate Holdings LLC	4.973%	5/1/46	275	305
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,455
Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	406
CMS Energy Corp.	5.050%	3/15/22	500	527
CMS Energy Corp.	3.000%	5/15/26	250	254
CMS Energy Corp.	3.450%	8/15/27	300	313
CMS Energy Corp.	4.875%	3/1/44	275	327
Commonwealth Edison Co.	2.950%	8/15/27	275	283
Commonwealth Edison Co.	5.900%	3/15/36	500	662
Commonwealth Edison Co.	6.450%	1/15/38	1,005	1,428
Commonwealth Edison Co.	4.700%	1/15/44	825	995
Commonwealth Edison Co.	3.700%	3/1/45	1,100	1,169
Commonwealth Edison Co.	4.350%	11/15/45	400	464
Commonwealth Edison Co.	3.650%	6/15/46	300	315
Commonwealth Edison Co.	3.750%	8/15/47	500	540
Commonwealth Edison Co.	4.000%	3/1/48	275	306
Commonwealth Edison Co.	4.000%	3/1/49	700	787
Commonwealth Edison Co.	3.200%	11/15/49	250	248
Connecticut Light & Power Co.	2.500%	1/15/23	1,310	1,326
Connecticut Light & Power Co.	3.200%	3/15/27	250	262
Connecticut Light & Power Co.	4.300%	4/15/44	375	440
Connecticut Light & Power Co.	4.150%	6/1/45	75	87
Connecticut Light & Power Co.	4.000%	4/1/48	625	716
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	286
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	368
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,118
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	403
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	572

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	1,244
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	594
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,762
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	437
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	365
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	809
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	500	565
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	84
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	396
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	578
	Consolidated Edison Inc.	2.000%	5/15/21	300	300
	Consumers Energy Co.	2.850%	5/15/22	250	255
	Consumers Energy Co.	3.375%	8/15/23	225	235
	Consumers Energy Co.	3.800%	11/15/28	250	276
	Consumers Energy Co.	3.250%	8/15/46	550	546
	Consumers Energy Co.	3.950%	7/15/47	500	562
	Consumers Energy Co.	4.050%	5/15/48	500	572
	Consumers Energy Co.	4.350%	4/15/49	530	640
	Consumers Energy Co.	3.100%	8/15/50	300	301
	Delmarva Power & Light Co.	3.500%	11/15/23	125	131
	Delmarva Power & Light Co.	4.150%	5/15/45	600	670
	Dominion Energy Inc.	2.715%	8/15/21	250	252
	Dominion Energy Inc.	2.750%	1/15/22	350	354
	Dominion Energy Inc.	2.750%	9/15/22	100	101
	Dominion Energy Inc.	3.071%	8/15/24	500	508
	Dominion Energy Inc.	3.900%	10/1/25	425	452
	Dominion Energy Inc.	2.850%	8/15/26	500	504
	Dominion Energy Inc.	4.250%	6/1/28	725	798
	Dominion Energy Inc.	6.300%	3/15/33	500	650
	Dominion Energy Inc.	5.250%	8/1/33	200	240
	Dominion Energy Inc.	7.000%	6/15/38	300	415
	Dominion Energy Inc.	4.900%	8/1/41	790	917
	Dominion Energy Inc.	4.050%	9/15/42	400	419
	Dominion Energy Inc.	4.600%	3/15/49	1,000	1,161
[4]	Dominion Energy Inc.	5.750%	10/1/54	375	404
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	506
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	605
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	322
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	325	383
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	552
	DTE Electric Co.	3.650%	3/15/24	825	871
	DTE Electric Co.	3.375%	3/1/25	150	158
	DTE Electric Co.	4.000%	4/1/43	300	334
	DTE Electric Co.	3.700%	3/15/45	200	215
	DTE Electric Co.	3.700%	6/1/46	550	591
	DTE Electric Co.	3.750%	8/15/47	450	489
	DTE Electric Co.	4.050%	5/15/48	500	573
	DTE Electric Co.	3.950%	3/1/49	500	571
	DTE Energy Co.	2.600%	6/15/22	200	201
	DTE Energy Co.	3.300%	6/15/22	250	256
	DTE Energy Co.	2.250%	11/1/22	300	300
	DTE Energy Co.	3.700%	8/1/23	500	520
	DTE Energy Co.	3.500%	6/1/24	525	547
	DTE Energy Co.	2.850%	10/1/26	675	676
	DTE Energy Co.	3.800%	3/15/27	2,500	2,635
	DTE Energy Co.	3.400%	6/15/29	150	153
	DTE Energy Co.	2.950%	3/1/30	235	232
	DTE Energy Co.	6.375%	4/15/33	100	130
	Duke Energy Carolinas LLC	3.900%	6/15/21	980	1,004
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	373
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	74
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	576
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	436
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	34

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	914
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,139
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	743
	Duke Energy Carolinas LLC	3.875%	3/15/46	380	421
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	455
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	442
	Duke Energy Carolinas LLC	3.200%	8/15/49	100	99
	Duke Energy Corp.	2.400%	8/15/22	1,000	1,007
	Duke Energy Corp.	3.950%	10/15/23	225	238
	Duke Energy Corp.	3.750%	4/15/24	775	821
	Duke Energy Corp.	2.650%	9/1/26	595	595
	Duke Energy Corp.	3.150%	8/15/27	550	564
	Duke Energy Corp.	4.800%	12/15/45	700	827
	Duke Energy Corp.	3.750%	9/1/46	1,206	1,232
	Duke Energy Florida LLC	3.200%	1/15/27	450	468
	Duke Energy Florida LLC	3.800%	7/15/28	425	462
	Duke Energy Florida LLC	2.500%	12/1/29	1,800	1,795
	Duke Energy Florida LLC	6.350%	9/15/37	525	729
	Duke Energy Florida LLC	6.400%	6/15/38	800	1,138
	Duke Energy Florida LLC	3.400%	10/1/46	400	405
	Duke Energy Florida LLC	4.200%	7/15/48	425	489
[4]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	199
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	398
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,548
	Duke Energy Indiana LLC	4.900%	7/15/43	250	309
	Duke Energy Indiana LLC	3.750%	5/15/46	1,075	1,145
	Duke Energy Indiana LLC	3.250%	10/1/49	2,000	2,005
	Duke Energy Ohio Inc.	3.650%	2/1/29	325	353
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	685
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,167
	Duke Energy Progress LLC	3.000%	9/15/21	750	764
	Duke Energy Progress LLC	2.800%	5/15/22	350	356
	Duke Energy Progress LLC	3.375%	9/1/23	150	157
	Duke Energy Progress LLC	3.250%	8/15/25	1,650	1,732
	Duke Energy Progress LLC	3.700%	9/1/28	425	464
	Duke Energy Progress LLC	3.450%	3/15/29	1,000	1,071
	Duke Energy Progress LLC	6.300%	4/1/38	300	414
	Duke Energy Progress LLC	4.375%	3/30/44	525	609
	Duke Energy Progress LLC	4.150%	12/1/44	425	476
	Duke Energy Progress LLC	4.200%	8/15/45	525	594
	Duke Energy Progress LLC	3.700%	10/15/46	950	1,000
	Edison International	2.400%	9/15/22	550	546
	Edison International	2.950%	3/15/23	750	749
	Edison International	5.750%	6/15/27	100	112
	El Paso Electric Co.	6.000%	5/15/35	175	214
	El Paso Electric Co.	5.000%	12/1/44	250	293
	Emera US Finance LP	2.700%	6/15/21	625	630
	Emera US Finance LP	3.550%	6/15/26	325	337
	Emera US Finance LP	4.750%	6/15/46	1,485	1,714
	Enel Americas SA	4.000%	10/25/26	700	723
	Enel Chile SA	4.875%	6/12/28	600	665
	Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,270
	Entergy Arkansas Inc.	3.500%	4/1/26	150	158
	Entergy Corp.	4.000%	7/15/22	550	573
	Entergy Corp.	2.950%	9/1/26	625	634
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,417	1,624
	Entergy Louisiana LLC	5.400%	11/1/24	238	272
	Entergy Louisiana LLC	2.400%	10/1/26	200	199
	Entergy Louisiana LLC	3.120%	9/1/27	350	362
	Entergy Louisiana LLC	3.250%	4/1/28	300	313
	Entergy Louisiana LLC	3.050%	6/1/31	1,375	1,406
	Entergy Louisiana LLC	4.000%	3/15/33	625	702
	Entergy Louisiana LLC	4.950%	1/15/45	400	431
	Entergy Louisiana LLC	4.200%	9/1/48	650	750

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Entergy Mississippi Inc.	2.850%	6/1/28	750	761
Entergy Mississippi LLC	3.850%	6/1/49	250	271
Entergy Texas Inc.	3.550%	9/30/49	705	719
Evergy Inc.	2.450%	9/15/24	850	854
Evergy Inc.	2.900%	9/15/29	300	298
Eversource Energy	2.750%	3/15/22	350	355
Eversource Energy	3.800%	12/1/23	350	366
Eversource Energy	2.900%	10/1/24	275	280
Eversource Energy	3.150%	1/15/25	1,475	1,518
Eversource Energy	3.300%	1/15/28	200	206
Eversource Energy	4.250%	4/1/29	625	690
Exelon Corp.	5.150%	12/1/20	495	505
Exelon Corp.	2.450%	4/15/21	250	251
Exelon Corp.	3.497%	6/1/22	500	513
Exelon Corp.	3.950%	6/15/25	600	645
Exelon Corp.	3.400%	4/15/26	1,500	1,564
Exelon Corp.	4.950%	6/15/35	800	922
Exelon Corp.	5.625%	6/15/35	415	512
Exelon Corp.	5.100%	6/15/45	180	215
Exelon Corp.	4.450%	4/15/46	500	564
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,075
Exelon Generation Co. LLC	4.250%	6/15/22	400	418
Exelon Generation Co. LLC	5.750%	10/1/41	325	374
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,251
FirstEnergy Corp.	2.850%	7/15/22	450	457
FirstEnergy Corp.	4.250%	3/15/23	200	211
FirstEnergy Corp.	3.900%	7/15/27	1,150	1,227
FirstEnergy Corp.	7.375%	11/15/31	1,325	1,863
FirstEnergy Corp.	4.850%	7/15/47	2,033	2,413
Florida Power & Light Co.	5.625%	4/1/34	225	295
Florida Power & Light Co.	4.950%	6/1/35	50	61
Florida Power & Light Co.	5.650%	2/1/37	325	434
Florida Power & Light Co.	5.950%	2/1/38	175	240
Florida Power & Light Co.	5.960%	4/1/39	225	317
Florida Power & Light Co.	4.125%	2/1/42	1,675	1,901
Florida Power & Light Co.	4.050%	6/1/42	475	535
Florida Power & Light Co.	3.800%	12/15/42	925	1,016
Florida Power & Light Co.	4.050%	10/1/44	450	515
Florida Power & Light Co.	3.700%	12/1/47	550	606
Florida Power & Light Co.	3.950%	3/1/48	800	905
Florida Power & Light Co.	4.125%	6/1/48	500	580
Florida Power & Light Co.	3.990%	3/1/49	500	570
Florida Power & Light Co.	3.150%	10/1/49	630	628
Fortis Inc.	3.055%	10/4/26	1,254	1,278
Georgia Power Co.	2.400%	4/1/21	1,150	1,154
Georgia Power Co.	2.850%	5/15/22	300	305
Georgia Power Co.	2.200%	9/15/24	395	388
Georgia Power Co.	3.250%	4/1/26	256	265
Georgia Power Co.	3.250%	3/30/27	550	566
Georgia Power Co.	4.750%	9/1/40	625	708
Georgia Power Co.	4.300%	3/15/42	575	622
Georgia Power Co.	4.300%	3/15/43	250	270
Great Plains Energy Inc.	4.850%	6/1/21	295	304
Gulf Power Co.	3.300%	5/30/27	250	261
Iberdrola International BV	6.750%	7/15/36	175	242
Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,083
Indiana Michigan Power Co.	3.750%	7/1/47	550	575
Indiana Michigan Power Co.	4.250%	8/15/48	500	568
Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,142
Interstate Power & Light Co.	4.100%	9/26/28	450	491
Interstate Power & Light Co.	3.600%	4/1/29	240	255
Interstate Power & Light Co.	6.250%	7/15/39	250	329
Interstate Power & Light Co.	3.700%	9/15/46	250	255
ITC Holdings Corp.	2.700%	11/15/22	400	405

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	ITC Holdings Corp.	3.650%	6/15/24	300	313
	ITC Holdings Corp.	3.350%	11/15/27	400	416
	ITC Holdings Corp.	5.300%	7/1/43	900	1,098
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	156	181
	Kansas City Power & Light Co.	3.150%	3/15/23	220	226
	Kansas City Power & Light Co.	5.300%	10/1/41	480	606
	Kansas City Power & Light Co.	4.200%	6/15/47	225	258
	Kentucky Utilities Co.	3.250%	11/1/20	200	201
	Kentucky Utilities Co.	5.125%	11/1/40	625	778
	Louisville Gas & Electric Co.	3.300%	10/1/25	250	261
	Louisville Gas & Electric Co.	4.250%	4/1/49	150	171
	MidAmerican Energy Co.	3.100%	5/1/27	450	467
	MidAmerican Energy Co.	6.750%	12/30/31	725	1,010
	MidAmerican Energy Co.	4.800%	9/15/43	275	336
	MidAmerican Energy Co.	3.650%	8/1/48	575	620
	MidAmerican Energy Co.	4.250%	7/15/49	2,500	2,997
	Mississippi Power Co.	4.250%	3/15/42	375	400
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	300	301
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	250	253
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	1,400	1,427
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,600	1,650
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	75	79
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	272
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	1,533	1,672
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	1,143
[4]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	104
[4]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	344
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,000	1,191
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	475
	Nevada Power Co.	3.700%	5/1/29	500	540
	Nevada Power Co.	6.650%	4/1/36	410	562
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	140	144
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	500	502
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	850	864
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	650	660
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	500	516
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	200	208
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	742
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	370
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	300
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	460
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	333
	Northern States Power Co.	6.250%	6/1/36	325	446
	Northern States Power Co.	6.200%	7/1/37	250	346
	Northern States Power Co.	5.350%	11/1/39	375	488
	Northern States Power Co.	3.400%	8/15/42	410	426
	Northern States Power Co.	4.000%	8/15/45	200	222
	Northern States Power Co.	2.900%	3/1/50	1,890	1,802
	NorthWestern Corp.	4.176%	11/15/44	250	275
	NSTAR Electric Co.	2.375%	10/15/22	125	126
	NSTAR Electric Co.	3.200%	5/15/27	550	574
	NSTAR Electric Co.	3.250%	5/15/29	300	313
	NSTAR Electric Co.	5.500%	3/15/40	540	689
	NV Energy Inc.	6.250%	11/15/20	225	233
	Oglethorpe Power Corp.	5.950%	11/1/39	100	125
	Oglethorpe Power Corp.	5.375%	11/1/40	630	760
	Ohio Power Co.	5.375%	10/1/21	575	609
	Ohio Power Co.	4.000%	6/1/49	500	562
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	324
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	243
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	259
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	600
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	406
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	284

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	164
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,454
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	510
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	589
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	519
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	275
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	464
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	865	946
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	550	544
PacifiCorp	2.950%	2/1/22	1,000	1,019
PacifiCorp	3.600%	4/1/24	500	527
PacifiCorp	3.500%	6/15/29	600	646
PacifiCorp	5.250%	6/15/35	475	585
PacifiCorp	6.100%	8/1/36	500	672
PacifiCorp	5.750%	4/1/37	410	536
PacifiCorp	6.250%	10/15/37	500	700
PacifiCorp	6.350%	7/15/38	250	351
PacifiCorp	4.100%	2/1/42	1,650	1,829
PacifiCorp	4.125%	1/15/49	575	655
PacifiCorp	4.150%	2/15/50	1,000	1,147
PECO Energy Co.	2.375%	9/15/22	225	228
PECO Energy Co.	3.900%	3/1/48	275	305
Pinnacle West Capital Corp.	2.250%	11/30/20	325	326
PNM Resources Inc.	3.250%	3/9/21	250	253
Potomac Electric Power Co.	6.500%	11/15/37	400	565
Potomac Electric Power Co.	4.150%	3/15/43	550	617
PPL Capital Funding Inc.	3.500%	12/1/22	375	387
PPL Capital Funding Inc.	3.400%	6/1/23	25	26
PPL Capital Funding Inc.	3.950%	3/15/24	225	237
PPL Capital Funding Inc.	3.100%	5/15/26	25	25
PPL Capital Funding Inc.	4.700%	6/1/43	465	515
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,664
PPL Electric Utilities Corp.	3.000%	9/15/21	1,360	1,383
PPL Electric Utilities Corp.	6.250%	5/15/39	300	419
PPL Electric Utilities Corp.	4.125%	6/15/44	700	782
PPL Electric Utilities Corp.	4.150%	10/1/45	300	337
PPL Electric Utilities Corp.	3.950%	6/1/47	350	384
PPL Electric Utilities Corp.	4.150%	6/15/48	300	343
Progress Energy Inc.	3.150%	4/1/22	1,500	1,530
Progress Energy Inc.	7.750%	3/1/31	625	874
Progress Energy Inc.	7.000%	10/30/31	200	270
Progress Energy Inc.	6.000%	12/1/39	480	623
PSEG Power LLC	3.000%	6/15/21	325	329
PSEG Power LLC	3.850%	6/1/23	575	602
Public Service Co. of Colorado	3.200%	11/15/20	700	703
Public Service Co. of Colorado	3.700%	6/15/28	300	326
Public Service Co. of Colorado	3.600%	9/15/42	225	236
Public Service Co. of Colorado	4.300%	3/15/44	200	233
Public Service Co. of Colorado	4.100%	6/15/48	300	341
Public Service Co. of New Hampshire	3.500%	11/1/23	150	157
Public Service Co. of New Hampshire	3.600%	7/1/49	250	264
Public Service Electric & Gas Co.	1.900%	3/15/21	200	200
Public Service Electric & Gas Co.	2.375%	5/15/23	225	227
Public Service Electric & Gas Co.	3.000%	5/15/25	500	519
Public Service Electric & Gas Co.	3.000%	5/15/27	250	258
Public Service Electric & Gas Co.	3.200%	5/15/29	300	317
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,684
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,089
Public Service Electric & Gas Co.	3.600%	12/1/47	275	295
Public Service Electric & Gas Co.	3.850%	5/1/49	350	389
Public Service Enterprise Group Inc.	2.650%	11/15/22	475	482
Puget Energy Inc.	6.500%	12/15/20	375	390
Puget Energy Inc.	6.000%	9/1/21	400	424
Puget Energy Inc.	5.625%	7/15/22	400	429

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Puget Energy Inc.	3.650%	5/15/25	1,500	1,555
	Puget Sound Energy Inc.	6.274%	3/15/37	450	608
	Puget Sound Energy Inc.	5.757%	10/1/39	495	656
	Puget Sound Energy Inc.	5.638%	4/15/41	390	505
	Puget Sound Energy Inc.	4.300%	5/20/45	350	404
	Puget Sound Energy Inc.	4.223%	6/15/48	500	567
	Puget Sound Energy Inc.	3.250%	9/15/49	350	349
	San Diego Gas & Electric Co.	3.000%	8/15/21	150	152
	San Diego Gas & Electric Co.	3.600%	9/1/23	75	78
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	347
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	320
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	559
	San Diego Gas & Electric Co.	3.750%	6/1/47	325	332
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	356
	Sierra Pacific Power Co.	2.600%	5/1/26	300	302
	Southern California Edison Co.	2.900%	3/1/21	340	344
	Southern California Edison Co.	3.875%	6/1/21	350	357
[4]	Southern California Edison Co.	1.845%	2/1/22	125	123
	Southern California Edison Co.	2.400%	2/1/22	225	226
	Southern California Edison Co.	3.400%	6/1/23	475	490
	Southern California Edison Co.	3.500%	10/1/23	300	312
	Southern California Edison Co.	3.700%	8/1/25	200	211
	Southern California Edison Co.	3.650%	3/1/28	1,000	1,071
	Southern California Edison Co.	4.200%	3/1/29	200	221
	Southern California Edison Co.	6.650%	4/1/29	1,625	1,951
	Southern California Edison Co.	2.850%	8/1/29	325	324
	Southern California Edison Co.	5.750%	4/1/35	508	617
	Southern California Edison Co.	5.350%	7/15/35	1,135	1,346
	Southern California Edison Co.	5.625%	2/1/36	500	606
	Southern California Edison Co.	5.500%	3/15/40	400	486
	Southern California Edison Co.	4.500%	9/1/40	205	224
	Southern California Edison Co.	4.050%	3/15/42	1,845	1,903
	Southern California Edison Co.	3.900%	3/15/43	475	483
	Southern California Edison Co.	3.600%	2/1/45	150	146
	Southern California Edison Co.	4.000%	4/1/47	1,420	1,483
	Southern California Edison Co.	4.125%	3/1/48	1,020	1,079
	Southern California Edison Co.	4.875%	3/1/49	400	471
	Southern Co.	2.950%	7/1/23	525	535
	Southern Co.	3.250%	7/1/26	1,500	1,554
	Southern Co.	4.250%	7/1/36	575	619
	Southern Co.	4.400%	7/1/46	1,135	1,254
	Southern Power Co.	2.500%	12/15/21	300	302
	Southern Power Co.	4.150%	12/1/25	375	406
	Southern Power Co.	5.150%	9/15/41	660	750
	Southern Power Co.	5.250%	7/15/43	500	567
	Southern Power Co.	4.950%	12/15/46	300	330
	Southwestern Electric Power Co.	2.750%	10/1/26	300	298
	Southwestern Electric Power Co.	4.100%	9/15/28	550	599
	Southwestern Electric Power Co.	3.900%	4/1/45	1,200	1,239
	Southwestern Electric Power Co.	3.850%	2/1/48	375	385
	Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,143
	Southwestern Public Service Co.	4.500%	8/15/41	350	408
	Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,445
	Southwestern Public Service Co.	3.700%	8/15/47	525	549
	Southwestern Public Service Co.	3.750%	6/15/49	250	266
	Tampa Electric Co.	4.350%	5/15/44	250	283
	Tampa Electric Co.	4.300%	6/15/48	300	347
	Tampa Electric Co.	4.450%	6/15/49	700	829
	Tampa Electric Co.	3.625%	6/15/50	250	265
	Toledo Edison Co.	6.150%	5/15/37	250	338
	Tucson Electric Power Co.	3.050%	3/15/25	200	206
	Tucson Electric Power Co.	4.850%	12/1/48	490	598
	Union Electric Co.	3.500%	4/15/24	990	1,040
	Union Electric Co.	2.950%	6/15/27	300	307

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Union Electric Co.	3.500%	3/15/29	350	375
Union Electric Co.	3.900%	9/15/42	425	460
Union Electric Co.	3.650%	4/15/45	575	602
Union Electric Co.	4.000%	4/1/48	350	392
Union Electric Co.	3.250%	10/1/49	100	99
Virginia Electric & Power Co.	2.950%	1/15/22	750	762
Virginia Electric & Power Co.	3.450%	2/15/24	500	522
Virginia Electric & Power Co.	3.100%	5/15/25	500	519
Virginia Electric & Power Co.	2.950%	11/15/26	300	308
Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,327
Virginia Electric & Power Co.	3.800%	4/1/28	2,800	3,026
Virginia Electric & Power Co.	2.875%	7/15/29	800	815
Virginia Electric & Power Co.	6.000%	1/15/36	375	490
Virginia Electric & Power Co.	6.000%	5/15/37	500	662
Virginia Electric & Power Co.	6.350%	11/30/37	375	519
Virginia Electric & Power Co.	8.875%	11/15/38	1,200	2,022
Virginia Electric & Power Co.	4.000%	1/15/43	400	435
Virginia Electric & Power Co.	4.450%	2/15/44	700	811
Virginia Electric & Power Co.	4.200%	5/15/45	255	290
Virginia Electric & Power Co.	4.000%	11/15/46	1,000	1,098
Virginia Electric & Power Co.	3.800%	9/15/47	425	459
Virginia Electric & Power Co.	4.600%	12/1/48	650	789
Virginia Electric & Power Co.	3.300%	12/1/49	1,000	1,008
WEC Energy Group Inc.	3.550%	6/15/25	750	793
Westar Energy Inc.	2.550%	7/1/26	575	576
Westar Energy Inc.	3.100%	4/1/27	425	439
Westar Energy Inc.	4.125%	3/1/42	425	474
Westar Energy Inc.	4.100%	4/1/43	325	362
Westar Energy Inc.	4.250%	12/1/45	100	114
Wisconsin Electric Power Co.	2.950%	9/15/21	635	644
Wisconsin Electric Power Co.	2.050%	12/15/24	300	300
Wisconsin Electric Power Co.	5.625%	5/15/33	200	255
Wisconsin Electric Power Co.	4.300%	10/15/48	250	288
Wisconsin Power & Light Co.	6.375%	8/15/37	300	408
Wisconsin Public Service Corp.	3.350%	11/21/21	850	874
Wisconsin Public Service Corp.	3.671%	12/1/42	75	78
Xcel Energy Inc.	2.600%	3/15/22	275	278
Xcel Energy Inc.	3.300%	6/1/25	100	104
Xcel Energy Inc.	3.350%	12/1/26	275	287
Xcel Energy Inc.	4.000%	6/15/28	650	709
Xcel Energy Inc.	2.600%	12/1/29	540	534
Xcel Energy Inc.	6.500%	7/1/36	610	831
Xcel Energy Inc.	3.500%	12/1/49	400	407
Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	375	387
Atmos Energy Corp.	2.625%	9/15/29	150	151
Atmos Energy Corp.	5.500%	6/15/41	800	1,029
Atmos Energy Corp.	4.125%	10/15/44	500	561
Atmos Energy Corp.	4.125%	3/15/49	900	1,034
Atmos Energy Corp.	3.375%	9/15/49	320	323
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	270
CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	258
CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	483
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	852
CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	261
KeySpan Corp.	5.803%	4/1/35	250	302
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,154
NiSource Finance Corp.	5.950%	6/15/41	500	639
NiSource Finance Corp.	4.800%	2/15/44	200	229
NiSource Finance Corp.	5.650%	2/1/45	500	638
NiSource Finance Corp.	4.375%	5/15/47	1,175	1,311
NiSource Inc.	2.650%	11/17/22	300	304
NiSource Inc.	3.650%	6/15/23	300	313

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NiSource Inc.	2.950%	9/1/29	500	497
ONE Gas Inc.	4.658%	2/1/44	507	604
ONE Gas Inc.	4.500%	11/1/48	400	476
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	480	511
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	169
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	346
Sempra Energy	2.900%	2/1/23	425	431
Sempra Energy	4.050%	12/1/23	775	820
Sempra Energy	3.750%	11/15/25	1,330	1,402
Sempra Energy	3.250%	6/15/27	575	589
Sempra Energy	3.400%	2/1/28	650	671
Sempra Energy	3.800%	2/1/38	850	885
Sempra Energy	6.000%	10/15/39	705	916
Sempra Energy	4.000%	2/1/48	675	701
Southern California Gas Co.	3.150%	9/15/24	425	442
Southern California Gas Co.	2.600%	6/15/26	725	724
Southern California Gas Co.	3.750%	9/15/42	300	313
Southern California Gas Co.	4.125%	6/1/48	325	359
Southern California Gas Co.	4.300%	1/15/49	500	566
Southern California Gas Co.	3.950%	2/15/50	300	336
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,000	1,021
Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	75
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	385
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	157
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	136
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	460
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	546
Southwest Gas Corp.	3.700%	4/1/28	250	265
Southwest Gas Corp.	3.800%	9/29/46	250	256
Southwest Gas Corp.	4.150%	6/1/49	200	219
Washington Gas Light Co.	3.796%	9/15/46	350	364
Washington Gas Light Co.	3.650%	9/15/49	100	101
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,545	1,631
American Water Capital Corp.	3.400%	3/1/25	450	471
American Water Capital Corp.	2.950%	9/1/27	1,025	1,044
American Water Capital Corp.	6.593%	10/15/37	700	994
American Water Capital Corp.	4.300%	12/1/42	125	140
American Water Capital Corp.	4.000%	12/1/46	500	541
American Water Capital Corp.	3.750%	9/1/47	475	500
American Water Capital Corp.	4.200%	9/1/48	450	507
American Water Capital Corp.	4.150%	6/1/49	400	448
Aqua America Inc.	3.566%	5/1/29	275	290
Aqua America Inc.	4.276%	5/1/49	375	416
Veolia Environnement SA	6.750%	6/1/38	125	172
				347,072
Total Corporate Bonds (Cost $4,362,225)				4,665,143
Sovereign Bonds (1.6%)
African Development Bank	2.625%	3/22/21	1,000	1,011
African Development Bank	1.250%	7/26/21	1,080	1,073
African Development Bank	2.375%	9/23/21	1,850	1,871
African Development Bank	1.625%	9/16/22	1,300	1,298
African Development Bank	2.125%	11/16/22	2,000	2,024
African Development Bank	3.000%	9/20/23	1,600	1,673
Asian Development Bank	2.250%	1/20/21	2,220	2,232
Asian Development Bank	1.625%	3/16/21	2,950	2,946
Asian Development Bank	1.750%	6/8/21	2,700	2,702
Asian Development Bank	2.000%	2/16/22	4,330	4,361
Asian Development Bank	1.875%	2/18/22	2,850	2,864
Asian Development Bank	1.875%	7/19/22	2,800	2,812
Asian Development Bank	1.875%	8/10/22	2,200	2,207
Asian Development Bank	1.750%	9/13/22	2,000	2,003

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asian Development Bank	2.750%	3/17/23	3,000	3,097
Asian Development Bank	2.625%	1/30/24	3,000	3,102
Asian Development Bank	1.500%	10/18/24	1,000	988
Asian Development Bank	2.000%	1/22/25	1,000	1,011
Asian Development Bank	2.000%	4/24/26	400	402
Asian Development Bank	2.625%	1/12/27	800	836
Asian Development Bank	2.500%	11/2/27	2,985	3,105
Asian Development Bank	2.750%	1/19/28	1,000	1,060
Asian Development Bank	3.125%	9/26/28	1,600	1,746
Asian Development Bank	1.750%	9/19/29	200	195
Asian Infrastructure Investment Bank	2.250%	5/16/24	2,000	2,038
Canada	2.625%	1/25/22	2,500	2,548
Canada	2.000%	11/15/22	860	868
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,100	3,159
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	800	799
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	500	554
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	650	615
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,882
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	2,000	2,215
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,068
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	489
Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,308
Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,194
Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,478
Council of Europe Development Bank	1.625%	3/16/21	600	599
Council of Europe Development Bank	1.750%	9/26/22	600	601
Council of Europe Development Bank	2.625%	2/13/23	1,900	1,953
Council of Europe Development Bank	2.500%	2/27/24	50	51
Ecopetrol SA	5.875%	9/18/23	1,425	1,582
Ecopetrol SA	4.125%	1/16/25	1,475	1,551
Ecopetrol SA	5.375%	6/26/26	1,575	1,766
Ecopetrol SA	7.375%	9/18/43	700	945
Ecopetrol SA	5.875%	5/28/45	1,275	1,498
Equinor ASA	2.750%	11/10/21	900	915
Equinor ASA	3.150%	1/23/22	125	128
Equinor ASA	2.450%	1/17/23	2,960	3,005
Equinor ASA	2.650%	1/15/24	3,240	3,314
Equinor ASA	3.250%	11/10/24	550	579
Equinor ASA	3.625%	9/10/28	1,200	1,323
Equinor ASA	5.100%	8/17/40	300	382
Equinor ASA	4.250%	11/23/41	325	376
Equinor ASA	3.950%	5/15/43	175	195
Equinor ASA	4.800%	11/8/43	1,015	1,279
Equinor ASA	3.250%	11/18/49	500	502
European Bank for Reconstruction & Development	2.000%	2/1/21	1,200	1,203
European Bank for Reconstruction & Development	1.875%	7/15/21	2,200	2,205
European Bank for Reconstruction & Development	1.500%	11/2/21	800	798
European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,306
European Bank for Reconstruction & Development	2.750%	3/7/23	2,400	2,478
European Bank for Reconstruction & Development	1.625%	9/27/24	500	496
European Investment Bank	4.000%	2/16/21	4,650	4,764
European Investment Bank	2.000%	3/15/21	6,100	6,120
European Investment Bank	2.500%	4/15/21	3,650	3,685
European Investment Bank	2.375%	5/13/21	500	504
European Investment Bank	1.375%	9/15/21	300	299
European Investment Bank	2.125%	10/15/21	1,350	1,361
European Investment Bank	2.875%	12/15/21	4,800	4,910
European Investment Bank	2.250%	3/15/22	3,800	3,848
European Investment Bank	2.625%	5/20/22	2,500	2,556
European Investment Bank	2.375%	6/15/22	4,130	4,198
European Investment Bank	2.250%	8/15/22	685	695
European Investment Bank	1.375%	9/6/22	2,500	2,480
European Investment Bank	2.000%	12/15/22	7,525	7,592
European Investment Bank	2.500%	3/15/23	625	641

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
European Investment Bank	2.875%	8/15/23	3,300	3,437
European Investment Bank	3.125%	12/14/23	700	737
European Investment Bank	3.250%	1/29/24	3,210	3,399
European Investment Bank	2.625%	3/15/24	3,660	3,790
European Investment Bank	2.250%	6/24/24	2,010	2,054
European Investment Bank	2.500%	10/15/24	864	893
European Investment Bank	1.875%	2/10/25	2,600	2,615
European Investment Bank	2.125%	4/13/26	1,000	1,015
European Investment Bank	2.375%	5/24/27	800	826
European Investment Bank	1.625%	10/9/29	350	339
European Investment Bank	4.875%	2/15/36	1,300	1,745
Export Development Canada	1.500%	5/26/21	1,625	1,619
Export Development Canada	1.375%	10/21/21	1,900	1,888
Export Development Canada	1.750%	7/18/22	800	803
Export Development Canada	2.500%	1/24/23	60	61
Export Development Canada	2.750%	3/15/23	1,200	1,239
Export Development Canada	2.625%	2/21/24	800	825
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,019
Export-Import Bank of Korea	2.500%	5/10/21	1,000	1,005
Export-Import Bank of Korea	1.875%	10/21/21	1,000	997
Export-Import Bank of Korea	3.500%	11/27/21	300	308
Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,523
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,571
Export-Import Bank of Korea	3.000%	11/1/22	1,000	1,026
Export-Import Bank of Korea	3.625%	11/27/23	600	632
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,245
Export-Import Bank of Korea	3.250%	11/10/25	300	315
Export-Import Bank of Korea	2.625%	5/26/26	600	605
FMS Wertmanagement AoeR	2.000%	8/1/22	4,040	4,071
Hydro-Quebec	8.400%	1/15/22	1,235	1,387
Hydro-Quebec	8.050%	7/7/24	2,665	3,320
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	602
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	350	350
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	775
Inter-American Development Bank	1.875%	3/15/21	500	501
Inter-American Development Bank	2.625%	4/19/21	3,000	3,033
Inter-American Development Bank	1.875%	7/23/21	800	803
Inter-American Development Bank	2.125%	1/18/22	3,000	3,027
Inter-American Development Bank	1.750%	4/14/22	3,500	3,506
Inter-American Development Bank	1.750%	9/14/22	3,300	3,306
Inter-American Development Bank	3.000%	9/26/22	3,300	3,407
Inter-American Development Bank	2.500%	1/18/23	5,330	5,458
Inter-American Development Bank	2.625%	1/16/24	2,500	2,583
Inter-American Development Bank	3.000%	2/21/24	3,700	3,875
Inter-American Development Bank	2.125%	1/15/25	1,000	1,015
Inter-American Development Bank	7.000%	6/15/25	250	312
Inter-American Development Bank	2.000%	6/2/26	1,915	1,926
Inter-American Development Bank	2.000%	7/23/26	1,200	1,207
Inter-American Development Bank	2.375%	7/7/27	800	826
Inter-American Development Bank	3.125%	9/18/28	2,200	2,401
Inter-American Development Bank	3.875%	10/28/41	1,600	1,962
Inter-American Development Bank	3.200%	8/7/42	50	56
Inter-American Development Bank	4.375%	1/24/44	450	595
International Bank for Reconstruction & Development	1.625%	3/9/21	600	599
International Bank for Reconstruction & Development	1.375%	5/24/21	4,500	4,478
International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,713
International Bank for Reconstruction & Development	2.750%	7/23/21	3,600	3,659
International Bank for Reconstruction & Development	1.375%	9/20/21	4,500	4,479
International Bank for Reconstruction & Development	2.125%	12/13/21	1,130	1,139
International Bank for Reconstruction & Development	2.000%	1/26/22	7,200	7,248
International Bank for Reconstruction & Development	1.625%	2/10/22	4,025	4,022
International Bank for Reconstruction & Development	2.125%	7/1/22	1,600	1,617
International Bank for Reconstruction & Development	7.625%	1/19/23	25	29
International Bank for Reconstruction & Development	1.875%	6/19/23	6,000	6,029

Vanguard® Balanced Index Fund
Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	3.000%	9/27/23	5,750	6,017
	International Bank for Reconstruction & Development	2.500%	3/19/24	3,600	3,710
	International Bank for Reconstruction & Development	1.500%	8/28/24	2,770	2,739
	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,686
	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,771
	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	2,146
	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,464
	International Bank for Reconstruction & Development	4.750%	2/15/35	450	587
	International Finance Corp.	2.250%	1/25/21	4,000	4,021
	International Finance Corp.	2.875%	7/31/23	1,400	1,456
	International Finance Corp.	1.375%	10/16/24	1,400	1,373
	International Finance Corp.	2.125%	4/7/26	1,505	1,528
[8]	Japan Bank for International Cooperation	3.125%	7/20/21	730	745
[8]	Japan Bank for International Cooperation	1.500%	7/21/21	2,600	2,588
[8]	Japan Bank for International Cooperation	2.000%	11/4/21	700	702
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	700	710
[8]	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	1,011
[8]	Japan Bank for International Cooperation	1.625%	10/17/22	750	743
[8]	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,450
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,349
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,683
[8]	Japan Bank for International Cooperation	2.500%	5/23/24	400	407
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	650	675
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	600	591
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,405
[8]	Japan Bank for International Cooperation	2.500%	5/28/25	500	510
[8]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,568
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	500	522
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	3,700	3,846
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,400
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,647
[8]	Japan Bank for International Cooperation	2.000%	10/17/29	300	292
[8]	Japan International Cooperation Agency	2.750%	4/27/27	700	722
[8]	Japan International Cooperation Agency	3.375%	6/12/28	550	597
[9]	KFW	1.625%	3/15/21	2,800	2,798
[9]	KFW	2.375%	3/24/21	5,400	5,439
[9]	KFW	2.625%	4/12/21	4,200	4,249
[9]	KFW	1.500%	6/15/21	7,100	7,088
[9]	KFW	2.375%	8/25/21	2,710	2,741
[9]	KFW	1.750%	9/15/21	1,220	1,222
[9]	KFW	2.625%	1/25/22	2,500	2,549
[9]	KFW	2.500%	2/15/22	3,800	3,862
[9]	KFW	2.125%	3/7/22	7,150	7,215
[9]	KFW	2.125%	6/15/22	6,400	6,467
[9]	KFW	1.750%	8/22/22	2,200	2,204
[9]	KFW	2.000%	10/4/22	2,150	2,168
[9]	KFW	2.375%	12/29/22	5,100	5,205
[9]	KFW	2.125%	1/17/23	1,750	1,776
[9]	KFW	1.375%	8/5/24	500	491
[9]	KFW	2.500%	11/20/24	5,750	5,939
[9]	KFW	2.000%	5/2/25	1,250	1,263
[9]	KFW	2.875%	4/3/28	2,100	2,249
[9]	KFW	1.750%	9/14/29	900	881
[9]	KFW	0.000%	4/18/36	600	409
[9]	KFW	0.000%	6/29/37	1,700	1,132
	Korea Development Bank	4.625%	11/16/21	825	862
	Korea Development Bank	2.625%	2/27/22	1,300	1,317
	Korea Development Bank	3.000%	9/14/22	1,500	1,536
	Korea Development Bank	3.375%	3/12/23	3,200	3,319
	Korea Development Bank	2.750%	3/19/23	600	610
	Korea Development Bank	3.750%	1/22/24	1,500	1,590
	Korea Development Bank	2.125%	10/1/24	400	398
[9]	Landwirtschaftliche Rentenbank	1.750%	9/24/21	350	351
[9]	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	984

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,175	1,181
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,369
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,523
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,003
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	817
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,665
	Nexen Energy ULC	7.875%	3/15/32	250	361
	Nexen Energy ULC	5.875%	3/10/35	410	521
	Nexen Energy ULC	6.400%	5/15/37	800	1,101
	Nexen Energy ULC	7.500%	7/30/39	625	971
	Nordic Investment Bank	2.250%	2/1/21	1,000	1,005
	Nordic Investment Bank	2.125%	2/1/22	1,500	1,513
	Nordic Investment Bank	1.375%	10/17/22	700	694
	Nordic Investment Bank	2.875%	7/19/23	950	987
	Nordic Investment Bank	2.250%	5/21/24	600	610
	North American Development Bank	2.400%	10/26/22	350	351
[10]	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	801
[10]	Oesterreichische Kontrollbank AG	2.875%	9/7/21	600	611
[10]	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,010
[10]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	400	407
[10]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	500	499
[10]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	1,500	1,553
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	630
[4]	Oriental Republic of Uruguay	8.000%	11/18/22	325	362
[4]	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,221
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	1,175	1,297
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	1,940	2,170
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,310
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,105
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	2,615	3,145
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	1,600	1,884
	Petroleos Mexicanos	5.500%	1/21/21	1,030	1,058
	Petroleos Mexicanos	6.375%	2/4/21	369	376
	Petroleos Mexicanos	4.875%	1/24/22	935	971
	Petroleos Mexicanos	5.375%	3/13/22	630	660
	Petroleos Mexicanos	3.500%	1/30/23	620	626
	Petroleos Mexicanos	4.625%	9/21/23	511	533
	Petroleos Mexicanos	4.875%	1/18/24	740	776
[4]	Petroleos Mexicanos	2.290%	2/15/24	90	91
	Petroleos Mexicanos	4.250%	1/15/25	310	313
	Petroleos Mexicanos	2.378%	4/15/25	110	111
	Petroleos Mexicanos	4.500%	1/23/26	250	248
	Petroleos Mexicanos	6.875%	8/4/26	2,116	2,322
[7]	Petroleos Mexicanos	6.490%	1/23/27	3,498	3,713
	Petroleos Mexicanos	6.500%	3/13/27	4,656	4,927
	Petroleos Mexicanos	5.350%	2/12/28	2,817	2,798
	Petroleos Mexicanos	6.500%	1/23/29	1,575	1,652
[7]	Petroleos Mexicanos	6.840%	1/23/30	4,003	4,286
	Petroleos Mexicanos	6.625%	6/15/35	1,475	1,499
	Petroleos Mexicanos	6.625%	6/15/38	965	944
	Petroleos Mexicanos	6.500%	6/2/41	520	516
	Petroleos Mexicanos	5.500%	6/27/44	289	258
	Petroleos Mexicanos	6.375%	1/23/45	1,005	970
	Petroleos Mexicanos	5.625%	1/23/46	1,783	1,604
	Petroleos Mexicanos	6.750%	9/21/47	5,480	5,484
	Petroleos Mexicanos	6.350%	2/12/48	3,830	3,695
[7]	Petroleos Mexicanos	7.690%	1/23/50	5,755	6,282
	Province of Alberta	2.200%	7/26/22	2,000	2,017
	Province of Alberta	3.350%	11/1/23	1,700	1,790
	Province of Alberta	2.950%	1/23/24	600	623
	Province of Alberta	1.875%	11/13/24	1,800	1,794
	Province of Alberta	3.300%	3/15/28	1,100	1,187
	Province of British Columbia	2.650%	9/22/21	500	507
	Province of British Columbia	2.000%	10/23/22	300	302

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of British Columbia	2.250%	6/2/26	1,500	1,514
	Province of British Columbia	1.750%	9/27/24	600	594
	Province of Manitoba	2.100%	9/6/22	300	302
	Province of Manitoba	2.600%	4/16/24	1,250	1,284
	Province of Manitoba	3.050%	5/14/24	500	522
	Province of Manitoba	2.125%	6/22/26	850	848
	Province of New Brunswick	2.500%	12/12/22	400	406
	Province of New Brunswick	3.625%	2/24/28	500	546
	Province of Ontario	2.550%	2/12/21	6,700	6,754
	Province of Ontario	2.400%	2/8/22	700	709
	Province of Ontario	2.550%	4/25/22	1,000	1,017
	Province of Ontario	2.250%	5/18/22	2,900	2,928
	Province of Ontario	2.450%	6/29/22	100	101
	Province of Ontario	2.200%	10/3/22	500	505
	Province of Ontario	3.400%	10/17/23	3,130	3,304
	Province of Ontario	3.050%	1/29/24	2,000	2,084
	Province of Ontario	3.200%	5/16/24	1,000	1,051
	Province of Ontario	2.500%	4/27/26	1,000	1,024
	Province of Ontario	2.300%	6/15/26	2,000	2,024
	Province of Ontario	2.000%	10/2/29	1,700	1,670
	Province of Quebec	2.750%	8/25/21	1,375	1,397
	Province of Quebec	2.375%	1/31/22	500	505
	Province of Quebec	2.625%	2/13/23	2,050	2,100
	Province of Quebec	7.125%	2/9/24	3,050	3,647
	Province of Quebec	2.875%	10/16/24	700	729
	Province of Quebec	2.500%	4/20/26	700	716
	Province of Quebec	2.750%	4/12/27	3,250	3,379
	Province of Quebec	7.500%	9/15/29	1,075	1,548
	Province of Saskatchewan	8.500%	7/15/22	244	282
	Republic of Chile	3.250%	9/14/21	285	290
	Republic of Chile	2.250%	10/30/22	225	226
	Republic of Chile	3.125%	3/27/25	200	208
	Republic of Chile	3.125%	1/21/26	710	743
[4]	Republic of Chile	3.240%	2/6/28	3,110	3,259
	Republic of Chile	3.860%	6/21/47	875	971
[4]	Republic of Chile	3.500%	1/25/50	400	414
	Republic of Colombia	4.375%	7/12/21	1,330	1,373
[4]	Republic of Colombia	2.625%	3/15/23	2,250	2,264
	Republic of Colombia	4.000%	2/26/24	1,690	1,780
	Republic of Colombia	8.125%	5/21/24	400	491
[4]	Republic of Colombia	4.500%	1/28/26	919	999
[4]	Republic of Colombia	3.875%	4/25/27	3,100	3,274
[4]	Republic of Colombia	4.500%	3/15/29	3,100	3,429
	Republic of Colombia	10.375%	1/28/33	500	804
	Republic of Colombia	7.375%	9/18/37	1,000	1,423
	Republic of Colombia	6.125%	1/18/41	600	772
[4]	Republic of Colombia	5.625%	2/26/44	2,233	2,754
[4]	Republic of Colombia	5.000%	6/15/45	4,444	5,130
	Republic of Colombia	5.200%	5/15/49	1,600	1,909
	Republic of Hungary	6.375%	3/29/21	3,030	3,197
	Republic of Hungary	5.375%	2/21/23	2,000	2,192
	Republic of Hungary	5.750%	11/22/23	1,000	1,127
	Republic of Hungary	5.375%	3/25/24	1,600	1,803
	Republic of Hungary	7.625%	3/29/41	1,050	1,720
	Republic of Indonesia	2.950%	1/11/23	350	356
	Republic of Indonesia	4.450%	2/11/24	300	323
	Republic of Indonesia	3.850%	7/18/27	200	213
	Republic of Indonesia	3.500%	1/11/28	1,300	1,355
	Republic of Indonesia	4.100%	4/24/28	1,000	1,086
	Republic of Indonesia	4.750%	2/11/29	600	687
	Republic of Indonesia	3.400%	9/18/29	200	208
[7]	Republic of Indonesia	4.750%	7/18/47	300	346
	Republic of Indonesia	4.350%	1/11/48	1,150	1,272
	Republic of Indonesia	5.350%	2/11/49	900	1,160

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	3.700%	10/30/49	825	837
	Republic of Italy	6.875%	9/27/23	2,300	2,614
	Republic of Italy	2.375%	10/17/24	1,950	1,908
	Republic of Italy	2.875%	10/17/29	1,350	1,275
	Republic of Italy	5.375%	6/15/33	1,925	2,205
	Republic of Italy	4.000%	10/17/49	1,900	1,802
	Republic of Korea	2.750%	1/19/27	3,800	3,881
	Republic of Korea	4.125%	6/10/44	305	371
	Republic of Korea	3.875%	9/20/48	390	465
[4]	Republic of Panama	4.000%	9/22/24	600	641
[4]	Republic of Panama	3.750%	3/16/25	1,450	1,539
	Republic of Panama	8.875%	9/30/27	368	525
[4]	Republic of Panama	3.875%	3/17/28	2,480	2,697
	Republic of Panama	9.375%	4/1/29	870	1,326
[4]	Republic of Panama	3.160%	1/23/30	200	206
[4]	Republic of Panama	6.700%	1/26/36	2,044	2,864
[4]	Republic of Panama	4.500%	4/16/50	2,110	2,500
[4]	Republic of Panama	4.300%	4/29/53	1,250	1,458
[4]	Republic of Panama	3.870%	7/23/60	200	215
	Republic of Peru	4.125%	8/25/27	250	280
	Republic of Peru	2.844%	6/20/30	500	517
	Republic of Peru	8.750%	11/21/33	2,535	4,180
[4]	Republic of Peru	6.550%	3/14/37	600	876
	Republic of Peru	5.625%	11/18/50	2,450	3,555
	Republic of Poland	5.125%	4/21/21	1,475	1,536
	Republic of Poland	5.000%	3/23/22	1,415	1,510
	Republic of Poland	3.000%	3/17/23	3,100	3,192
	Republic of Poland	4.000%	1/22/24	625	673
	Republic of Poland	3.250%	4/6/26	1,150	1,218
	Republic of the Philippines	4.000%	1/15/21	2,225	2,266
	Republic of the Philippines	4.200%	1/21/24	1,400	1,508
	Republic of the Philippines	9.500%	10/21/24	550	733
	Republic of the Philippines	10.625%	3/16/25	425	600
	Republic of the Philippines	5.500%	3/30/26	1,500	1,779
	Republic of the Philippines	3.000%	2/1/28	1,800	1,870
	Republic of the Philippines	3.750%	1/14/29	1,000	1,103
	Republic of the Philippines	9.500%	2/2/30	1,525	2,432
	Republic of the Philippines	7.750%	1/14/31	775	1,145
	Republic of the Philippines	6.375%	1/15/32	600	817
	Republic of the Philippines	6.375%	10/23/34	3,175	4,508
	Republic of the Philippines	5.000%	1/13/37	400	511
	Republic of the Philippines	3.950%	1/20/40	1,900	2,168
	Republic of the Philippines	3.700%	3/1/41	1,584	1,794
	Republic of the Philippines	3.700%	2/2/42	1,085	1,222
	State of Israel	4.000%	6/30/22	900	946
	State of Israel	3.150%	6/30/23	1,100	1,144
	State of Israel	2.875%	3/16/26	1,100	1,147
	State of Israel	3.250%	1/17/28	1,000	1,072
	State of Israel	4.500%	1/30/43	900	1,072
	State of Israel	4.125%	1/17/48	1,200	1,369
	Svensk Exportkredit AB	1.750%	3/10/21	1,000	1,000
	Svensk Exportkredit AB	2.375%	4/9/21	400	403
	Svensk Exportkredit AB	2.875%	5/22/21	500	508
	Svensk Exportkredit AB	1.625%	9/12/21	200	200
	Svensk Exportkredit AB	3.125%	11/8/21	500	513
	Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,787
	Svensk Exportkredit AB	1.625%	11/14/22	1,500	1,497
	Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,450
	Syngenta Finance NV	3.125%	3/28/22	450	453
	United Mexican States	3.625%	3/15/22	1,845	1,900
	United Mexican States	4.000%	10/2/23	269	283
	United Mexican States	3.600%	1/30/25	2,270	2,372
	United Mexican States	4.125%	1/21/26	3,468	3,692
	United Mexican States	4.150%	3/28/27	3,920	4,189

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Mexican States	3.750%	1/11/28	1,375	1,425
United Mexican States	4.500%	4/22/29	3,600	3,945
United Mexican States	8.300%	8/15/31	1,000	1,480
United Mexican States	7.500%	4/8/33	400	564
United Mexican States	6.750%	9/27/34	200	273
United Mexican States	6.050%	1/11/40	2,321	3,007
United Mexican States	4.750%	3/8/44	3,822	4,208
United Mexican States	5.550%	1/21/45	1,000	1,225
United Mexican States	4.600%	1/23/46	2,530	2,727
United Mexican States	4.350%	1/15/47	1,880	1,968
United Mexican States	4.600%	2/10/48	2,410	2,615
[4] United Mexican States	4.500%	1/31/50	1,100	1,190
United Mexican States	5.750%	10/12/10	2,914	3,427
Total Sovereign Bonds (Cost $686,438)				717,370
Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	235	240
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	157
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	313
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	100	156
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	50	69
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	925	1,276
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	160	214
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	175	300
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	256
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,505
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	203
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,200	1,937
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	1,000	1,005
California GO	2.800%	4/1/21	425	430
California GO	5.700%	11/1/21	1,000	1,070
California GO	2.367%	4/1/22	600	608
California GO	3.375%	4/1/25	400	425
California GO	2.650%	4/1/26	250	256
California GO	3.500%	4/1/28	400	431
California GO	4.500%	4/1/33	850	956
California GO	7.500%	4/1/34	2,270	3,418
California GO	4.600%	4/1/38	1,350	1,496
California GO	7.550%	4/1/39	2,005	3,216
California GO	7.300%	10/1/39	850	1,298
California GO	7.350%	11/1/39	1,725	2,650
California GO	7.625%	3/1/40	1,100	1,761
California GO	7.600%	11/1/40	350	578
California State University Systemwide Revenue	3.899%	11/1/47	250	274
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	132
Chicago IL GO	7.045%	1/1/29	200	219
Chicago IL GO	7.375%	1/1/33	540	647
Chicago IL GO	6.314%	1/1/44	350	398
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	654

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	582
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	392
Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	200	262
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	765	1,033
Clark County NV Airport System Revenue	6.820%	7/1/45	325	512
Commonwealth Financing Authority Pennslyvania Revenue	3.807%	6/1/41	225	240
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	536
Connecticut GO	5.090%	10/1/30	575	661
Connecticut GO	5.850%	3/15/32	610	786
Cook County IL GO	6.229%	11/15/34	400	524
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	132
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	285
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	99
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	1,210	1,679
Dallas TX Independent School District GO	6.450%	2/15/35	150	157
Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	240	237
Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	322
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	62
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	1,025	1,347
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	250	343
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	500	506
George Washington University District of Columbia	4.300%	9/15/44	400	463
George Washington University District of Columbia	4.126%	9/15/48	675	778
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	607	817
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,141	1,572
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	149	201
Houston TX GO	6.290%	3/1/32	835	1,007
Illinois GO	4.950%	6/1/23	1,265	1,321
Illinois GO	5.100%	6/1/33	4,520	4,873
Illinois GO	6.630%	2/1/35	480	563
Illinois GO	6.725%	4/1/35	475	557
Illinois GO	7.350%	7/1/35	1,100	1,335
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	465
JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	407
JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	225	264
Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	177
Los Angeles CA Community College District GO	6.750%	8/1/49	235	386
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	135
Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	100	102
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	641
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	802
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,998
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	138
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	516
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	77
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	133
Massachusetts GO	4.200%	12/1/21	1,235	1,272

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts GO	5.456%	12/1/39	845	1,097
	Massachusetts GO	2.813%	9/1/43	300	286
	Massachusetts GO	2.900%	9/1/49	300	283
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	660
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	50	50
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	65
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	143
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	926
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	616
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	249
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	650	649
	Michigan State University Revenue	4.496%	8/15/48	200	220
	Mississippi GO	5.245%	11/1/34	250	310
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	368
[11]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,799
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	250	249
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	400	397
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	529
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,195
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	594
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	588
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	2,905
	New York City NY GO	6.246%	6/1/35	100	102
	New York City NY GO	5.517%	10/1/37	400	514
	New York City NY GO	6.271%	12/1/37	700	971
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	140
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	144
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	109
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	530	729
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,748
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	30	31
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	120	122
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	300	373
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	190
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	789
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,515	2,370
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	129

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Revenue	3.142%	7/1/43	625	620
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	200	200
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	117
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	200	201
	New York State Thruway Authority	3.500%	1/1/42	200	199
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	322
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	546
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	1,098
	NTE Mobility Partners LLC	3.922%	12/31/49	550	553
	NYU Langone Hospitals	5.750%	7/1/43	375	498
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	223
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	111
	Ohio State University General Receipts Revenue	4.800%	6/1/11	615	780
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	117
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	300
	Oregon GO	5.762%	6/1/23	338	363
	Oregon GO	5.892%	6/1/27	375	444
[12]	Oregon School Boards Association GO	5.528%	6/30/28	125	147
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	250	289
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	495
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	161
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	1,068
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,259
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	415
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	198
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	693
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,780	2,182
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	693
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	380
	Princeton University New Jersey	5.700%	3/1/39	800	1,110
	Regents of the University of California Revenue	3.063%	7/1/25	400	419
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	218
	Rutgers The State University of New Jersey	5.665%	5/1/40	325	424
	Rutgers The State University of New Jersey	3.270%	5/1/43	100	99
	Rutgers The State University of New Jersey	3.915%	5/1/19	150	148
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	345
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	252
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	400	465
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	460
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	310
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	674
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	522
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,419
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	500	760
	San Jose CA Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	385
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	789
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	135	135
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	699
	Texas A&M University System Revenue Financing System Revenue	3.100%	7/1/49	275	268

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.517%	4/1/39	660	891
	Texas GO	3.211%	4/1/44	425	429
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	331
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	122
	University of California Regents Medical Center Revenue	6.548%	5/15/48	1,550	2,238
	University of California Regents Medical Center Revenue	6.583%	5/15/49	125	180
	University of California Revenue	4.601%	5/15/31	500	571
	University of California Revenue	5.770%	5/15/43	410	543
	University of California Revenue	5.946%	5/15/45	275	369
	University of California Revenue	4.858%	5/15/12	330	407
	University of California Revenue	4.767%	5/15/15	50	60
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	175	169
	University of Pittsburgh-of the Commonwealth System of Higher Education	3.555%	9/15/19	1,025	994
	University of Southern California	5.250%	10/1/11	275	387
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	400	421
	University of Texas Revenue	3.354%	8/15/47	200	208
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	100	124
	University of Virginia Revenue	4.179%	9/1/17	250	295
	Utah GO	4.554%	7/1/24	125	132
	Utah GO	3.539%	7/1/25	340	357
	Washington GO	5.140%	8/1/40	480	613
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,069
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	311
[12]	Wisconsin GO	5.700%	5/1/26	300	337

Total Taxable Municipal Bonds (Cost $103,685)	119,214

		Shares
Preferred Stocks (0.0%)
Air T Funding Pfd. (Cost $1)		281	1
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.1%)
[13,14] Vanguard Market Liquidity Fund	1.816%	4,760,656	476,113

			Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[15] United States Treasury Bill	1,873%	2/20/20	4,700	4,691
Total Temporary Cash Investments (Cost $480,782)				480,804
Total Investments (100.8%) (Cost $28,695,796)				45,501,131
Other Assets and Liabilities—Net (-0.8%)				(376,834)
Net Assets (100%)				45,124,297

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $56,541,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.4% and 1.0%, respectively, of net assets.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2019

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2019.
6	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $148,063,000, representing 0.3% of net assets.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14	Collateral of $60,076,000 was received for securities on loan.
15	Securities with a value of $1,397,000 have been segregated as initial margin for open futures contracts.
CMT—Constant Maturing Treasury Rate.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TBA—To Be Announced.
UMBS—Uniform Mortgage-Backed Securities.

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© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA020 022020

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets–investments summary of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the "Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 18, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2020

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: February 19, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.